UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020—June 30, 2020

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2020
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2020
	Beginning Account Value 12/31/2019	Ending Account Value 6/30/2020	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,002.10	$0.45
Tax-Managed Capital Appreciation Fund
AdmiralTM Shares	$1,000.00	$974.00	$0.44
Institutional Shares	1,000.00	974.10	0.29
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$821.90	$0.41
Institutional Shares	1,000.00	822.20	0.27
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.42	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.42	$0.45
Institutional Shares	1,000.00	1,024.56	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.42	$0.45
Institutional Shares	1,000.00	1,024.56	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Tax-Managed Balanced Fund
Fund Allocation
As of June 30, 2020
Investment Exposure
Consumer Discretionary	7.9%
Consumer Staples	2.6
Energy	1.2
Financial Services	8.4
Health Care	6.5
Materials & Processing	1.4
Other	0.9
Producer Durables	4.1
Technology	13.5
Utilities	2.2
Tax-Exempt Municipal Bonds	51.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.
Fixed Income Exposure
New York	7.1%
Texas	5.1
California	4.4
Pennsylvania	2.7
Illinois	2.7
Florida	2.5
New Jersey	1.7
Ohio	1.7
Michigan	1.4
Maryland	1.4
Top Ten	30.7%

Tax-Managed Balanced Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (48.5%)
Consumer Discretionary (7.9%)
*	Amazon.com Inc.	41,998	115,865
	Home Depot Inc.	107,159	26,844
	Walt Disney Co.	178,124	19,863
*	Netflix Inc.	42,251	19,226
	Comcast Corp. Class A	450,061	17,543
	Walmart Inc.	136,623	16,365
	Costco Wholesale Corp.	46,842	14,203
	McDonald's Corp.	73,371	13,535
*	Tesla Inc.	12,503	13,501
	NIKE Inc. Class B	135,111	13,248
	Lowe's Cos. Inc.	80,063	10,818
*	Charter Communications Inc. Class A	16,614	8,474
	Starbucks Corp.	113,971	8,387
*	Booking Holdings Inc.	4,500	7,166
	Estee Lauder Cos. Inc. Class A	33,569	6,334
	TJX Cos. Inc.	123,712	6,255
	Target Corp.	41,325	4,956
*	Lululemon Athletica Inc.	15,881	4,955
	Dollar General Corp.	25,991	4,952
*	O'Reilly Automotive Inc.	9,621	4,057
*	AutoZone Inc.	3,294	3,716
	eBay Inc.	70,733	3,710
*	Chipotle Mexican Grill Inc. Class A	3,292	3,464
*	Spotify Technology SA	13,409	3,462
	Ross Stores Inc.	36,367	3,100
*	Dollar Tree Inc.	32,159	2,980
	Yum! Brands Inc.	31,728	2,757
*	Uber Technologies Inc.	86,204	2,679
	Lennar Corp. Class A	39,160	2,413
	Marriott International Inc. Class A	27,645	2,370
*	CarMax Inc.	26,265	2,352
	Aptiv plc	29,624	2,308
	Hilton Worldwide Holdings Inc.	30,445	2,236
	DR Horton Inc.	37,302	2,068
		Shares	Market Value• ($000)
	General Motors Co.	81,664	2,066
	Best Buy Co. Inc.	21,906	1,912
*	Wayfair Inc. Class A	9,639	1,905
*	NVR Inc.	569	1,854
*	Burlington Stores Inc.	9,078	1,788
	Yum China Holdings Inc.	37,156	1,786
*	Ulta Beauty Inc.	8,251	1,678
	VF Corp.	27,400	1,670
	Tractor Supply Co.	12,514	1,649
	Advance Auto Parts Inc.	11,356	1,618
*	Liberty Broadband Corp. Class A	12,998	1,588
	Domino's Pizza Inc.	4,261	1,574
*	Liberty Broadband Corp. Class C	11,601	1,438
	Fortune Brands Home & Security Inc.	20,487	1,310
	Sirius XM Holdings Inc.	219,780	1,290
*	Mohawk Industries Inc.	12,613	1,283
*	Etsy Inc.	10,995	1,168
	Lear Corp.	10,522	1,147
*	Caesars Entertainment Corp.	91,945	1,115
*	DISH Network Corp. Class A	32,192	1,111
	Expedia Group Inc.	13,208	1,086
*	Ollie's Bargain Outlet Holdings Inc.	10,849	1,059
*	Live Nation Entertainment Inc.	23,345	1,035
	PVH Corp.	21,379	1,027
	Gentex Corp.	39,660	1,022
*	LKQ Corp.	38,960	1,021
	Thor Industries Inc.	9,533	1,016
*	Discovery Inc. Class C	52,422	1,010
*	Liberty Media Corp.-Liberty SiriusXM Class C	28,559	984
	MGM Resorts International	57,469	965
*	Bright Horizons Family Solutions Inc.	8,184	959

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class A	26,938	930
	Ford Motor Co.	150,000	912
*	Trade Desk Inc. Class A	2,169	882
	Garmin Ltd.	8,970	875
	AMERCO	2,887	872
*	Qurate Retail Inc. Class A	91,418	868
	PulteGroup Inc.	25,300	861
*	Altice USA Inc. Class A	37,314	841
	Service Corp. International	21,408	833
*	Hilton Grand Vacations Inc.	42,530	831
*	Liberty Media Corp.-Liberty Formula One Class A	27,531	803
*	Floor & Decor Holdings Inc. Class A	13,773	794
*	Lyft Inc. Class A	23,836	787
*	frontdoor Inc.	17,660	783
	Tiffany & Co.	6,296	768
	Toll Brothers Inc.	22,801	743
	News Corp. Class A	62,267	738
*	Roku Inc. Class A	6,313	736
*	Planet Fitness Inc. Class A	11,976	725
	Genuine Parts Co.	8,103	705
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	691
*	IAA Inc.	17,878	690
	BorgWarner Inc.	19,434	686
*	Tempur Sealy International Inc.	9,285	668
	Rollins Inc.	15,624	662
*	Five Below Inc.	6,002	642
*	AutoNation Inc.	16,312	613
*	Madison Square Garden Sports Corp.	4,040	593
	Dunkin' Brands Group Inc.	9,083	592
*	ServiceMaster Global Holdings Inc.	16,367	584
	Williams-Sonoma Inc.	7,089	581
	Carter's Inc.	7,137	576
*	AMC Networks Inc. Class A	24,067	563
	Hasbro Inc.	7,400	555
	Wendy's Co.	24,919	543
	Fox Corp. Class A	20,254	543
	ViacomCBS Inc. Class B	22,673	529
*	Carvana Co. Class A	4,031	484
	Whirlpool Corp.	3,582	464
	TripAdvisor Inc.	22,492	428
*	Lions Gate Entertainment Corp. Class B	57,485	393
	Fox Corp. Class B	14,434	387
	ViacomCBS Inc. Class A	15,073	386
	New York Times Co. Class A	8,914	375
		Shares	Market Value• ($000)
*	Grand Canyon Education Inc.	4,109	372
	Ralph Lauren Corp. Class A	5,035	365
*	Under Armour Inc. Class C	40,857	361
	Dick's Sporting Goods Inc.	8,512	351
*	Skechers U.S.A. Inc. Class A	11,188	351
	Pool Corp.	1,184	322
	Wynn Resorts Ltd.	4,200	313
*	Madison Square Garden Entertainment Corp.	4,040	303
	Aramark	13,199	298
*	Capri Holdings Ltd.	19,041	298
*	2U Inc.	7,800	296
	Lennar Corp. Class B	5,464	252
	Foot Locker Inc.	8,566	250
	Vail Resorts Inc.	1,300	237
	Brunswick Corp.	3,628	232
	Hyatt Hotels Corp. Class A	4,521	227
*	Discovery Inc. Class A	7,816	165
*	Urban Outfitters Inc.	10,612	161
*	Mattel Inc.	15,775	153
	KAR Auction Services Inc.	10,196	140
	Columbia Sportswear Co.	1,683	136
	Nexstar Media Group Inc. Class A	1,600	134
	World Wrestling Entertainment Inc. Class A	2,762	120
	Graham Holdings Co. Class B	329	113
*	Under Armour Inc. Class A	9,435	92
	Sinclair Broadcast Group Inc. Class A	4,830	89
	Hanesbrands Inc.	6,700	76
	Cable One Inc.	40	71
	Darden Restaurants Inc.	880	67
*	Norwegian Cruise Line Holdings Ltd.	3,300	54
	Royal Caribbean Cruises Ltd.	1,032	52
	Wyndham Hotels & Resorts Inc.	1,038	44
	Choice Hotels International Inc.	444	35
*	Warner Music Group Corp. Class A	351	10
			454,351
Consumer Staples (2.6%)
	Procter & Gamble Co.	240,351	28,739
	PepsiCo Inc.	137,069	18,129
	Coca-Cola Co.	360,437	16,104
	CVS Health Corp.	121,045	7,864
	Mondelez International Inc. Class A	148,388	7,587

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Colgate-Palmolive Co.	95,803	7,019
	Philip Morris International Inc.	76,108	5,332
*	Monster Beverage Corp.	65,123	4,514
	Kimberly-Clark Corp.	30,521	4,314
	Constellation Brands Inc. Class A	18,826	3,294
	General Mills Inc.	48,414	2,985
	McCormick & Co. Inc. (Non-Voting)	15,585	2,796
	Clorox Co.	12,303	2,699
	McKesson Corp.	16,504	2,532
	Walgreens Boots Alliance Inc.	58,042	2,460
	Church & Dwight Co. Inc.	30,778	2,379
	Kroger Co.	68,647	2,324
	Sysco Corp.	38,967	2,130
	Archer-Daniels-Midland Co.	51,573	2,058
	Corteva Inc.	75,255	2,016
	Brown-Forman Corp. Class B	30,438	1,938
	Hershey Co.	14,203	1,841
	Tyson Foods Inc. Class A	30,614	1,828
*	Herbalife Nutrition Ltd.	40,333	1,814
	Altria Group Inc.	37,080	1,455
	Conagra Brands Inc.	38,018	1,337
	J M Smucker Co.	11,951	1,265
*	Post Holdings Inc.	12,586	1,103
	Hormel Foods Corp.	22,584	1,090
*	Sprouts Farmers Market Inc.	42,405	1,085
*	Hain Celestial Group Inc.	31,228	984
	Lamb Weston Holdings Inc.	13,101	838
	Kellogg Co.	10,900	720
*	Beyond Meat Inc.	5,042	676
*	US Foods Holding Corp.	34,022	671
	Reynolds Consumer Products Inc.	18,900	657
*	Grocery Outlet Holding Corp.	15,700	641
	Brown-Forman Corp. Class A	10,274	591
	Ingredion Inc.	6,341	526
	Keurig Dr Pepper Inc.	18,165	516
	Casey's General Stores Inc.	3,314	495
	Energizer Holdings Inc.	9,717	461
	Seaboard Corp.	142	417
	Molson Coors Beverage Co. Class B	12,000	412
	Campbell Soup Co.	7,400	367
	Kraft Heinz Co.	8,459	270
		Shares	Market Value• ($000)
*	TreeHouse Foods Inc.	5,369	235
*	Pilgrim's Pride Corp.	4,627	78
			151,586
Energy (1.2%)
	Chevron Corp.	154,599	13,795
	Exxon Mobil Corp.	267,636	11,969
	ConocoPhillips	95,512	4,013
	Phillips 66	38,775	2,788
	Pioneer Natural Resources Co.	28,475	2,782
	Valero Energy Corp.	36,858	2,168
	Concho Resources Inc.	37,977	1,956
	Marathon Petroleum Corp.	50,658	1,894
	Hess Corp.	35,279	1,828
	EOG Resources Inc.	35,756	1,811
	Kinder Morgan Inc.	115,247	1,748
	Occidental Petroleum Corp.	88,690	1,623
	Helmerich & Payne Inc.	80,927	1,579
	Patterson-UTI Energy Inc.	412,579	1,432
	Continental Resources Inc.	78,688	1,379
*	Cheniere Energy Inc.	24,047	1,162
	National Oilwell Varco Inc.	93,672	1,148
*	ChampionX Corp.	103,509	1,010
	Baker Hughes Co. Class A	63,647	980
	Schlumberger Ltd.	50,000	920
*	First Solar Inc.	17,966	889
	Halliburton Co.	67,130	871
	Cabot Oil & Gas Corp.	50,290	864
	Diamondback Energy Inc.	20,165	843
*	Antero Resources Corp.	288,200	732
	EQT Corp.	60,869	724
	Williams Cos. Inc.	35,300	671
	Marathon Oil Corp.	95,031	582
	Range Resources Corp.	99,510	560
*	Transocean Ltd.	297,403	544
*	WPX Energy Inc.	82,337	525
	HollyFrontier Corp.	16,092	470
	Cimarex Energy Co.	15,125	416
*	Centennial Resource Development Inc. Class A	388,600	346
	Valvoline Inc.	17,015	329
	PBF Energy Inc. Class A	13,590	139
	Noble Energy Inc.	13,572	122
	Kosmos Energy Ltd.	61,217	102
	Devon Energy Corp.	8,854	100
			67,814
Financial Services (8.4%)
*	Berkshire Hathaway Inc. Class B	211,005	37,667
	Visa Inc. Class A	167,696	32,394
	JPMorgan Chase & Co.	312,486	29,392
	Mastercard Inc. Class A	87,886	25,988

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	PayPal Holdings Inc.	126,894	22,109
	Bank of America Corp.	797,988	18,952
	American Tower Corp.	52,098	13,469
	Citigroup Inc.	188,000	9,607
	S&P Global Inc.	26,017	8,572
	Prologis Inc.	84,344	7,872
	Fidelity National Information Services Inc.	56,184	7,534
*	Fiserv Inc.	71,839	7,013
	Crown Castle International Corp.	41,238	6,901
	Equinix Inc.	9,549	6,706
	American Express Co.	68,922	6,561
	Goldman Sachs Group Inc.	32,239	6,371
	Wells Fargo & Co.	242,515	6,208
	BlackRock Inc.	10,561	5,746
	Global Payments Inc.	32,231	5,467
	SBA Communications Corp. Class A	18,289	5,449
	Marsh & McLennan Cos. Inc.	49,821	5,349
	Aon plc Class A	27,728	5,340
	Morgan Stanley	108,719	5,251
	Progressive Corp.	64,645	5,179
	CME Group Inc.	31,670	5,148
	Chubb Ltd.	39,599	5,014
	Intercontinental Exchange Inc.	50,126	4,592
	Moody's Corp.	16,498	4,532
	Truist Financial Corp.	115,724	4,345
*	Square Inc. Class A	39,008	4,093
	US Bancorp	110,423	4,066
	PNC Financial Services Group Inc.	37,095	3,903
	Equity Commonwealth	117,742	3,791
	Charles Schwab Corp.	110,316	3,722
	MFA Financial Inc.	1,417,755	3,530
	Digital Realty Trust Inc.	24,538	3,487
	First Republic Bank	31,731	3,363
	Allstate Corp.	29,585	2,869
	Equity Residential	47,597	2,800
	MSCI Inc. Class A	8,302	2,771
*	FleetCor Technologies Inc.	10,688	2,688
	Bank of New York Mellon Corp.	67,629	2,614
	Public Storage	13,356	2,563
*	Markel Corp.	2,757	2,545
*	CBRE Group Inc. Class A	55,232	2,498
	Capital One Financial Corp.	39,892	2,497
	Travelers Cos. Inc.	20,181	2,302
*	SVB Financial Group	10,656	2,297
	Aflac Inc.	63,747	2,297
*	Arch Capital Group Ltd.	79,375	2,274
	Equifax Inc.	13,223	2,273
	Willis Towers Watson plc	11,000	2,166
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	13,712	2,120
	American Homes 4 Rent Class A	76,425	2,056
	MetLife Inc.	50,516	1,845
	W R Berkley Corp.	31,749	1,819
	CIT Group Inc.	83,892	1,739
	TransUnion	19,883	1,731
	Alleghany Corp.	3,533	1,728
	State Street Corp.	26,969	1,714
	E*TRADE Financial Corp.	32,518	1,617
	First Citizens BancShares Inc. Class A	3,920	1,588
	FactSet Research Systems Inc.	4,736	1,556
	Loews Corp.	43,900	1,505
	T. Rowe Price Group Inc.	12,074	1,491
	Alexandria Real Estate Equities Inc.	9,176	1,489
	Essex Property Trust Inc.	6,480	1,485
	Ameriprise Financial Inc.	9,883	1,483
	Boston Properties Inc.	16,390	1,481
	Realty Income Corp.	24,100	1,434
	American International Group Inc.	44,900	1,400
	Equity LifeStyle Properties Inc.	22,346	1,396
	Welltower Inc.	26,763	1,385
	MarketAxess Holdings Inc.	2,731	1,368
	Discover Financial Services	26,165	1,311
	Hartford Financial Services Group Inc.	33,742	1,301
	Synchrony Financial	57,247	1,269
	Invitation Homes Inc.	45,962	1,265
	Extra Space Storage Inc.	13,300	1,229
	Mid-America Apartment Communities Inc.	10,257	1,176
	Prudential Financial Inc.	19,312	1,176
	Western Alliance Bancorp	30,847	1,168
	Globe Life Inc.	15,679	1,164
	Arthur J Gallagher & Co.	11,897	1,160
*	Athene Holding Ltd. Class A	35,340	1,102
*	Zillow Group Inc. Class C	18,791	1,083
	RenaissanceRe Holdings Ltd.	6,293	1,076
	Brown & Brown Inc.	26,238	1,069
	Voya Financial Inc.	22,512	1,050
	Zions Bancorp NA	30,699	1,044
	Northern Trust Corp.	13,089	1,038
	Fifth Third Bancorp	53,575	1,033
	Sun Communities Inc.	7,598	1,031
	Camden Property Trust	10,700	976
	Nasdaq Inc.	8,023	959
	Duke Realty Corp.	26,790	948

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Credit Acceptance Corp.	2,261	947
	Weyerhaeuser Co.	39,846	895
	Broadridge Financial Solutions Inc.	7,031	887
	JBG SMITH Properties	29,944	885
	East West Bancorp Inc.	23,855	865
	Healthpeak Properties Inc.	30,867	851
	TD Ameritrade Holding Corp.	21,947	798
	Citizens Financial Group Inc.	31,243	789
	Raymond James Financial Inc.	11,434	787
	Jack Henry & Associates Inc.	4,132	760
	Regions Financial Corp.	66,902	744
	Cboe Global Markets Inc.	7,925	739
	Douglas Emmett Inc.	24,033	737
	M&T Bank Corp.	7,068	735
*	WEX Inc.	4,455	735
	Kilroy Realty Corp.	12,189	715
	Lincoln National Corp.	19,230	707
*	Brighthouse Financial Inc.	25,308	704
	Hanover Insurance Group Inc.	6,939	703
	Commerce Bancshares Inc.	11,755	699
	Apartment Investment & Management Co. Class A	18,481	696
	KeyCorp	57,018	694
	Reinsurance Group of America Inc.	8,395	659
	Host Hotels & Resorts Inc.	59,899	646
	Federal Realty Investment Trust	7,319	624
	Assurant Inc.	5,942	614
	UDR Inc.	16,282	609
*	Fair Isaac Corp.	1,440	602
	Macerich Co.	67,059	602
	WP Carey Inc.	8,400	568
	Everest Re Group Ltd.	2,700	557
	CyrusOne Inc.	7,600	553
	SEI Investments Co.	9,913	545
	Cincinnati Financial Corp.	8,401	538
	TCF Financial Corp.	18,227	536
	Jones Lang LaSalle Inc.	5,012	519
	Ally Financial Inc.	26,054	517
	Popular Inc.	13,575	505
	Lamar Advertising Co. Class A	7,467	498
	MGIC Investment Corp.	58,732	481
	Ventas Inc.	13,100	480
	Sterling Bancorp	40,373	473
	CoreLogic Inc.	6,976	469
	Associated Banc-Corp	34,076	466
	Vornado Realty Trust	11,900	455
		Shares	Market Value• ($000)
	White Mountains Insurance Group Ltd.	498	442
	Santander Consumer USA Holdings Inc.	23,585	434
*	Howard Hughes Corp.	7,953	413
	Jefferies Financial Group Inc.	24,363	379
	CoreSite Realty Corp.	3,037	368
	Signature Bank	3,269	350
	Corporate Office Properties Trust	13,745	348
	Regency Centers Corp.	7,419	340
	Old Republic International Corp.	19,901	325
	Assured Guaranty Ltd.	13,303	325
	Americold Realty Trust	8,862	322
	LPL Financial Holdings Inc.	4,000	314
	SL Green Realty Corp.	6,259	309
	Kemper Corp.	4,002	290
	American Financial Group Inc.	4,520	287
	CNA Financial Corp.	8,694	280
	OneMain Holdings Inc.	11,211	275
	Hudson Pacific Properties Inc.	10,657	268
	Morningstar Inc.	1,882	265
*	LendingTree Inc.	900	261
	Primerica Inc.	2,200	257
	Cousins Properties Inc.	8,544	255
	VICI Properties Inc.	12,500	252
	CubeSmart	9,280	250
*	Euronet Worldwide Inc.	2,592	248
	American Campus Communities Inc.	7,070	247
	BOK Financial Corp.	4,040	228
	Unum Group	12,827	213
*	Zillow Group Inc. Class A	3,647	210
	National Retail Properties Inc.	5,800	206
	Medical Properties Trust Inc.	10,779	203
	BankUnited Inc.	10,000	202
	Interactive Brokers Group Inc. Class A	4,420	185
	Equitable Holdings Inc.	9,264	179
	Pinnacle Financial Partners Inc.	4,195	176
	Healthcare Trust of America Inc. Class A	6,500	172
	Colony Capital Inc.	71,040	170
	Erie Indemnity Co. Class A	872	167
	Cullen/Frost Bankers Inc.	2,048	153
	Bank OZK	6,200	146
	Affiliated Managers Group Inc.	1,882	140

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	New York Community Bancorp Inc.	13,102	134
	Synovus Financial Corp.	6,525	134
	People's United Financial Inc.	10,975	127
	Service Properties Trust	17,879	127
	Rayonier Inc.	5,100	126
	STORE Capital Corp. Class A	4,945	118
	Alliance Data Systems Corp.	2,601	117
	Navient Corp.	15,873	112
	Columbia Property Trust Inc.	7,976	105
	Axis Capital Holdings Ltd.	2,600	105
	Webster Financial Corp.	3,254	93
*	Texas Capital Bancshares Inc.	2,600	80
	Highwoods Properties Inc.	1,638	61
	SLM Corp.	6,800	48
	First Horizon National Corp.	3,430	34
	Franklin Resources Inc.	1,525	32
	Life Storage Inc.	342	32
	Prosperity Bancshares Inc.	487	29
	Brandywine Realty Trust	2,600	28
	Bank of Hawaii Corp.	332	20
			484,299
Health Care (6.5%)
	Johnson & Johnson	254,021	35,723
	UnitedHealth Group Inc.	93,984	27,721
	Merck & Co. Inc.	236,250	18,269
	Pfizer Inc.	521,170	17,042
	Thermo Fisher Scientific Inc.	42,487	15,395
	Abbott Laboratories	164,134	15,007
	Eli Lilly & Co.	82,098	13,479
	AbbVie Inc.	127,835	12,551
	Amgen Inc.	52,569	12,399
	Danaher Corp.	65,315	11,550
	Medtronic plc	124,610	11,427
	Gilead Sciences Inc.	116,048	8,929
	Cigna Corp.	43,129	8,093
	Bristol-Myers Squibb Co.	134,884	7,931
	Zoetis Inc. Class A	52,768	7,231
	Anthem Inc.	27,291	7,177
*	Intuitive Surgical Inc.	12,578	7,167
*	Vertex Pharmaceuticals Inc.	23,758	6,897
	Stryker Corp.	31,875	5,744
	Humana Inc.	13,882	5,383
*	Illumina Inc.	14,310	5,300
*	Regeneron Pharmaceuticals Inc.	8,203	5,116
*	Biogen Inc.	17,802	4,763
	Becton Dickinson and Co.	19,512	4,669
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	66,235	4,577
*	Boston Scientific Corp.	125,265	4,398
	Baxter International Inc.	47,401	4,081
*	IDEXX Laboratories Inc.	12,149	4,011
*	IQVIA Holdings Inc.	23,886	3,389
*	DexCom Inc.	7,279	2,951
*	Laboratory Corp. of America Holdings	16,697	2,774
	HCA Healthcare Inc.	27,987	2,716
	Agilent Technologies Inc.	29,707	2,625
*	BioMarin Pharmaceutical Inc.	20,670	2,549
*	Alexion Pharmaceuticals Inc.	20,731	2,327
*	Align Technology Inc.	8,178	2,244
*	Centene Corp.	35,172	2,235
	ResMed Inc.	11,300	2,170
	Zimmer Biomet Holdings Inc.	18,070	2,157
*	Veeva Systems Inc. Class A	8,933	2,094
*	Catalent Inc.	27,491	2,015
*	Henry Schein Inc.	34,022	1,987
*	Incyte Corp.	17,669	1,837
*	Seattle Genetics Inc.	10,763	1,829
*	Varian Medical Systems Inc.	14,648	1,795
*	Hologic Inc.	29,853	1,702
*	Moderna Inc.	24,203	1,554
	Quest Diagnostics Inc.	12,819	1,461
	Cooper Cos. Inc.	5,137	1,457
*	Bio-Rad Laboratories Inc. Class A	3,202	1,446
	Teleflex Inc.	3,932	1,431
	AmerisourceBergen Corp. Class A	14,106	1,421
*	Charles River Laboratories International Inc.	8,059	1,405
*	DaVita Inc.	17,119	1,355
	PerkinElmer Inc.	13,223	1,297
	Bio-Techne Corp.	4,831	1,276
*	Molina Healthcare Inc.	7,010	1,248
*	Elanco Animal Health Inc.	57,526	1,234
*	Exact Sciences Corp.	14,019	1,219
*	Alnylam Pharmaceuticals Inc.	7,820	1,158
*	Mylan NV	70,535	1,134
*	Masimo Corp.	4,949	1,128
*	Neurocrine Biosciences Inc.	9,164	1,118
*	ABIOMED Inc.	4,438	1,072
*	Jazz Pharmaceuticals plc	9,574	1,056
*	Sarepta Therapeutics Inc.	6,283	1,007
*	QIAGEN NV	23,457	1,004
*	Horizon Therapeutics plc	17,602	978

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Hill-Rom Holdings Inc.	8,722	957
	DENTSPLY SIRONA Inc.	21,691	956
	West Pharmaceutical Services Inc.	4,202	955
	Universal Health Services Inc. Class B	10,172	945
*	Ionis Pharmaceuticals Inc.	15,847	934
*	United Therapeutics Corp.	7,193	870
	Perrigo Co. plc	13,878	767
*	Penumbra Inc.	4,163	744
	Chemed Corp.	1,615	728
*	Nektar Therapeutics Class A	31,032	719
*	Acadia Healthcare Co. Inc.	28,332	712
*	Insulet Corp.	3,622	704
*	Exelixis Inc.	27,903	662
	STERIS plc	4,001	614
	Cerner Corp.	8,193	562
*	PRA Health Sciences Inc.	5,749	559
*	Premier Inc. Class A	12,944	444
*	PPD Inc.	16,500	442
	Cardinal Health Inc.	8,345	435
*	Envista Holdings Corp.	15,820	334
*	Adaptive Biotechnologies Corp.	6,500	314
*	Integra LifeSciences Holdings Corp.	4,847	228
*	Guardant Health Inc.	2,409	195
*	Avantor Inc.	10,252	174
*	ICU Medical Inc.	888	164
	Encompass Health Corp.	2,416	150
*	Change Healthcare Inc.	12,066	135
*	Alkermes plc	6,200	120
*	Bluebird Bio Inc.	1,600	98
	Bruker Corp.	1,500	61
			376,567
Materials & Processing (1.4%)
	Linde plc	52,529	11,142
	Ecolab Inc.	32,303	6,427
	Sherwin-Williams Co.	9,714	5,613
	Newmont Corp.	79,841	4,929
	Air Products & Chemicals Inc.	19,099	4,612
	Vulcan Materials Co.	25,110	2,909
	Martin Marietta Materials Inc.	13,819	2,855
	Ball Corp.	37,125	2,580
	PPG Industries Inc.	22,949	2,434
*	Berry Global Group Inc.	43,393	1,923
	Trane Technologies plc	21,310	1,896
	Freeport-McMoRan Inc.	141,389	1,636
*	Crown Holdings Inc.	24,761	1,613
	Eagle Materials Inc.	21,050	1,478
	Dow Inc.	36,222	1,476
*	Element Solutions Inc.	128,571	1,395
	Masco Corp.	26,716	1,341
		Shares	Market Value• ($000)
	Celanese Corp. Class A	14,628	1,263
	A O Smith Corp.	25,732	1,212
	Lennox International Inc.	4,681	1,091
*	Axalta Coating Systems Ltd.	48,075	1,084
	Fastenal Co.	21,246	910
	FMC Corp.	9,098	906
*	Univar Solutions Inc.	53,243	898
	Acuity Brands Inc.	9,225	883
	Royal Gold Inc.	7,100	883
	Albemarle Corp.	10,400	803
	International Flavors & Fragrances Inc.	6,430	787
	Sealed Air Corp.	23,960	787
*	Alcoa Corp.	70,035	787
	Packaging Corp. of America	7,644	763
	Owens Corning	13,342	744
	Reliance Steel & Aluminum Co.	6,900	655
	Hexcel Corp.	14,466	654
	RPM International Inc.	8,489	637
	Armstrong World Industries Inc.	8,090	631
	AptarGroup Inc.	5,600	627
	Nucor Corp.	14,843	615
	Silgan Holdings Inc.	18,967	614
	Valmont Industries Inc.	5,396	613
	DuPont de Nemours Inc.	11,449	608
	Scotts Miracle-Gro Co.	4,442	597
	Eastman Chemical Co.	7,819	545
	Westlake Chemical Corp.	9,894	531
	Avery Dennison Corp.	4,600	525
	Howmet Aerospace Inc.	32,466	515
	Huntsman Corp.	27,900	501
	CF Industries Holdings Inc.	16,859	474
	United States Steel Corp.	64,000	462
	W R Grace & Co.	9,045	460
	NewMarket Corp.	1,129	452
	Ashland Global Holdings Inc.	6,198	428
	LyondellBasell Industries NV Class A	5,638	371
	Mosaic Co.	27,468	344
	Timken Co.	5,841	266
	Graphic Packaging Holding Co.	15,800	221
	MDU Resources Group Inc.	9,950	221
	O-I Glass Inc.	21,205	190
*	Arconic Corp.	8,116	113
	Steel Dynamics Inc.	4,100	107
	Sonoco Products Co.	1,300	68
	Olin Corp.	2,682	31
			83,136

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
Other (0.9%)
[1]	Vanguard Tax-Exempt Bond Index ETF	912,630	49,410
Producer Durables (4.0%)
	Accenture plc Class A	58,776	12,620
	Union Pacific Corp.	64,936	10,979
	Honeywell International Inc.	69,897	10,106
	Lockheed Martin Corp.	22,823	8,329
	Boeing Co.	45,418	8,325
	3M Co.	52,572	8,201
	Raytheon Technologies Corp.	124,121	7,648
	United Parcel Service Inc. Class B	52,034	5,785
	Caterpillar Inc.	45,524	5,759
	Roper Technologies Inc.	14,570	5,657
	CSX Corp.	79,922	5,574
	Automatic Data Processing Inc.	34,645	5,158
	Deere & Co.	32,002	5,029
	General Electric Co.	715,912	4,890
	Illinois Tool Works Inc.	26,375	4,612
	Norfolk Southern Corp.	24,666	4,331
	Northrop Grumman Corp.	13,945	4,287
	AMETEK Inc.	46,011	4,112
	Waste Management Inc.	37,739	3,997
	Fortive Corp.	45,701	3,092
	Emerson Electric Co.	48,290	2,995
*	Copart Inc.	35,413	2,949
	TransDigm Group Inc.	6,585	2,911
	FedEx Corp.	19,930	2,795
	Eaton Corp. plc	31,645	2,768
	Cintas Corp.	10,373	2,763
*	CoStar Group Inc.	3,869	2,750
	General Dynamics Corp.	18,316	2,738
*	Mettler-Toledo International Inc.	3,121	2,514
	Rockwell Automation Inc.	10,862	2,314
	Verisk Analytics Inc. Class A	13,447	2,289
*	Keysight Technologies Inc.	21,308	2,147
	Otis Worldwide Corp.	37,479	2,131
	PACCAR Inc.	28,448	2,129
*	Waters Corp.	11,439	2,064
	Southwest Airlines Co.	57,166	1,954
*	Teledyne Technologies Inc.	6,144	1,910
*	United Rentals Inc.	12,074	1,800
	Parker-Hannifin Corp.	9,302	1,705
	Delta Air Lines Inc.	60,199	1,689
	Carrier Global Corp.	74,958	1,666
	IDEX Corp.	10,462	1,653
	Stanley Black & Decker Inc.	11,796	1,644
	Old Dominion Freight Line Inc.	9,621	1,632
		Shares	Market Value• ($000)
	Xylem Inc.	25,125	1,632
	Nordson Corp.	8,492	1,611
*	Sensata Technologies Holding plc	41,875	1,559
*	AECOM	40,347	1,516
	Cummins Inc.	8,721	1,511
	Westinghouse Air Brake Technologies Corp.	25,695	1,479
	Republic Services Inc. Class A	17,953	1,473
*	Zebra Technologies Corp. Class A	5,716	1,463
	Textron Inc.	44,006	1,448
	Jacobs Engineering Group Inc.	16,458	1,396
	HEICO Corp. Class A	17,003	1,381
*	Ingersoll Rand Inc.	48,482	1,363
	Allegion plc	13,238	1,353
*	Trimble Inc.	30,037	1,297
*	Colfax Corp.	43,790	1,222
*	HD Supply Holdings Inc.	34,428	1,193
	Quanta Services Inc.	30,093	1,181
	Kansas City Southern	7,571	1,130
	Huntington Ingalls Industries Inc.	6,396	1,116
	ITT Inc.	18,189	1,068
	JB Hunt Transport Services Inc.	8,852	1,065
	Carlisle Cos. Inc.	7,633	913
	Oshkosh Corp.	12,558	899
*	XPO Logistics Inc.	11,342	876
	Johnson Controls International plc	25,378	866
	Toro Co.	13,011	863
	Dover Corp.	8,810	851
	WW Grainger Inc.	2,682	843
*	Stericycle Inc.	14,737	825
*	Resideo Technologies Inc.	69,762	818
	BWX Technologies Inc.	14,202	804
*	United Airlines Holdings Inc.	22,790	789
	AGCO Corp.	13,710	760
	FLIR Systems Inc.	18,391	746
*	Clean Harbors Inc.	12,405	744
	Landstar System Inc.	6,235	700
*	Gates Industrial Corp. plc	65,502	673
	Knight-Swift Transportation Holdings Inc. Class A	14,300	596
	Donaldson Co. Inc.	12,229	569
	Booz Allen Hamilton Holding Corp. Class A	6,943	540
*	Middleby Corp.	6,734	532
	Air Lease Corp. Class A	15,591	457
	Expeditors International of Washington Inc.	5,586	425
*	Kirby Corp.	7,930	425

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	5,311	420
	Flowserve Corp.	14,313	408
	Trinity Industries Inc.	19,100	407
	Regal Beloit Corp.	4,625	404
	Genpact Ltd.	11,065	404
	Spirit AeroSystems Holdings Inc. Class A	16,311	391
	Pentair plc	10,087	383
*	JetBlue Airways Corp.	29,634	323
	Schneider National Inc. Class B	13,062	322
	Lincoln Electric Holdings Inc.	3,765	317
	Snap-on Inc.	2,097	290
	Littelfuse Inc.	1,673	285
	Robert Half International Inc.	5,000	264
	Xerox Holdings Corp.	16,018	245
	Graco Inc.	4,912	236
	ADT Inc.	28,622	228
	Curtiss-Wright Corp.	2,405	215
*	Paylocity Holding Corp.	1,300	190
	nVent Electric plc	10,087	189
*	WESCO International Inc.	4,845	170
	ManpowerGroup Inc.	2,450	168
	Allison Transmission Holdings Inc.	4,157	153
	Hubbell Inc. Class B	1,100	138
	Crane Co.	2,097	125
	HEICO Corp.	1,087	108
	National Instruments Corp.	2,211	86
	Copa Holdings SA Class A	1,462	74
			234,315
Technology (13.4%)
	Apple Inc.	419,600	153,070
	Microsoft Corp.	743,404	151,290
*	Facebook Inc. Class A	242,543	55,074
*	Alphabet Inc. Class A	34,802	49,351
*	Alphabet Inc. Class C	25,264	35,713
	Intel Corp.	408,256	24,426
	NVIDIA Corp.	59,515	22,610
*	Adobe Inc.	49,218	21,425
	Cisco Systems Inc.	392,433	18,303
*	salesforce.com Inc.	77,576	14,532
	Oracle Corp.	199,237	11,012
	Broadcom Inc.	32,749	10,336
	Texas Instruments Inc.	78,992	10,030
	QUALCOMM Inc.	108,410	9,888
	International Business Machines Corp.	62,975	7,606
	Intuit Inc.	25,152	7,450
*	ServiceNow Inc.	17,885	7,245
*	Micron Technology Inc.	127,810	6,585
*	Autodesk Inc.	23,262	5,564
		Shares	Market Value• ($000)
	Applied Materials Inc.	90,715	5,484
*	Advanced Micro Devices Inc.	103,623	5,452
	Activision Blizzard Inc.	69,615	5,284
	Lam Research Corp.	13,149	4,253
	Analog Devices Inc.	33,550	4,115
*	VeriSign Inc.	18,421	3,810
*	Workday Inc. Class A	18,747	3,512
	IHS Markit Ltd.	44,814	3,383
*	Synopsys Inc.	17,230	3,360
*	Cadence Design Systems Inc.	33,815	3,245
	Amphenol Corp. Class A	32,780	3,141
*	Electronic Arts Inc.	23,473	3,100
*	Splunk Inc.	14,814	2,944
	Cognizant Technology Solutions Corp. Class A	50,218	2,853
	Xilinx Inc.	28,929	2,846
	L3Harris Technologies Inc.	16,506	2,801
*	Twilio Inc. Class A	12,330	2,705
*	Okta Inc. Class A	13,316	2,666
*	IAC/interactivecorp	8,045	2,602
*	DocuSign Inc. Class A	14,425	2,484
	HP Inc.	128,673	2,243
*	Twitter Inc.	74,635	2,223
*	Atlassian Corp. plc Class A	12,259	2,210
	Marvell Technology Group Ltd.	62,986	2,208
	Skyworks Solutions Inc.	17,100	2,186
	Motorola Solutions Inc.	15,378	2,155
*	ANSYS Inc.	7,369	2,150
	Microchip Technology Inc.	20,270	2,135
*	VMware Inc. Class A	13,033	2,018
*	Akamai Technologies Inc.	17,101	1,831
	KLA Corp.	9,317	1,812
*	Zoom Video Communications Inc. Class A	7,000	1,775
	Corning Inc.	68,131	1,765
*	Arista Networks Inc.	8,376	1,759
*	Gartner Inc.	14,125	1,714
*	F5 Networks Inc.	11,998	1,673
*	Fortinet Inc.	12,162	1,669
	Teradyne Inc.	19,532	1,651
*	Dell Technologies Inc. Class C	28,164	1,547
*	Black Knight Inc.	20,612	1,496
	Citrix Systems Inc.	9,859	1,458
*	GoDaddy Inc. Class A	19,883	1,458
*	ON Semiconductor Corp.	72,209	1,431
*	RingCentral Inc. Class A	4,984	1,420
*	Paycom Software Inc.	4,263	1,320
*	Arrow Electronics Inc.	18,706	1,285
	Hewlett Packard Enterprise Co.	129,829	1,263
*	Qorvo Inc.	11,320	1,251

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	CDW Corp.	10,109	1,174
*	Take-Two Interactive Software Inc.	8,365	1,168
*	Cree Inc.	18,851	1,116
*	Match Group Inc.	10,228	1,095
*	Ceridian HCM Holding Inc.	12,978	1,029
*	Tyler Technologies Inc.	2,891	1,003
*	Coupa Software Inc.	3,519	975
*	Palo Alto Networks Inc.	4,128	948
	MKS Instruments Inc.	7,915	896
	Western Digital Corp.	20,174	891
	Cognex Corp.	14,825	885
*	EPAM Systems Inc.	3,426	863
*	IPG Photonics Corp.	5,229	839
	SS&C Technologies Holdings Inc.	14,800	836
*	Ciena Corp.	15,379	833
*	PTC Inc.	10,690	832
*	Guidewire Software Inc.	7,046	781
*	Nuance Communications Inc.	29,403	744
*	EchoStar Corp. Class A	26,412	738
*	MongoDB Inc. Class A	2,994	678
*	Zendesk Inc.	7,476	662
*	Grubhub Inc.	9,200	647
	Universal Display Corp.	4,186	626
*	Manhattan Associates Inc.	6,606	622
	Dolby Laboratories Inc. Class A	8,275	545
*	Zscaler Inc.	4,818	528
*	SolarWinds Corp.	29,740	526
	Monolithic Power Systems Inc.	2,200	521
*	Aspen Technology Inc.	4,878	505
	Leidos Holdings Inc.	5,350	501
*	ViaSat Inc.	13,026	500
*	Covetrus Inc.	27,767	497
*	Pure Storage Inc. Class A	28,105	487
*	Teradata Corp.	23,230	483
	NortonLifeLock Inc.	24,339	483
*	Nutanix Inc. Class A	19,512	463
	Avnet Inc.	14,900	415
*	CommScope Holding Co. Inc.	49,123	409
	DXC Technology Co.	24,266	400
	NetApp Inc.	8,971	398
*	NCR Corp.	22,350	387
*	Dropbox Inc. Class A	15,760	343
*	Coherent Inc.	2,590	339
*	Elastic NV	3,518	324
*	New Relic Inc.	4,500	310
*	Zynga Inc. Class A	32,100	306
	CDK Global Inc.	6,769	280
*	RealPage Inc.	4,180	272
*	Pluralsight Inc. Class A	15,043	272
	Jabil Inc.	8,300	266
		Shares	Market Value• ($000)
*	Cerence Inc.	6,400	261
	Ubiquiti Inc.	1,484	259
*	Avalara Inc.	1,751	233
*	PagerDuty Inc.	7,408	212
	SYNNEX Corp.	1,700	204
	Entegris Inc.	3,200	189
*	HubSpot Inc.	820	184
*	Dynatrace Inc.	4,521	184
*	Alteryx Inc. Class A	1,112	183
*	Proofpoint Inc.	1,600	178
*	CACI International Inc. Class A	800	174
*	Smartsheet Inc. Class A	3,300	168
	Pegasystems Inc.	1,468	149
	Amdocs Ltd.	2,400	146
*	Medallia Inc.	5,374	136
*	Groupon Inc. Class A	4,682	85
	Switch Inc. Class A	4,583	82
*	FireEye Inc.	4,671	57
*	ZoomInfo Technologies Inc. Class A	145	7
			775,388
Utilities (2.2%)
	Verizon Communications Inc.	381,414	21,027
	AT&T Inc.	513,451	15,522
	NextEra Energy Inc.	53,361	12,816
*	T-Mobile US Inc.	62,892	6,550
	Duke Energy Corp.	71,856	5,741
	Dominion Energy Inc.	66,897	5,431
	Southern Co.	98,416	5,103
	American Water Works Co. Inc.	36,290	4,669
	Sempra Energy	32,068	3,759
	American Electric Power Co. Inc.	45,700	3,640
	Xcel Energy Inc.	57,556	3,597
	Exelon Corp.	84,901	3,081
	Public Service Enterprise Group Inc.	58,108	2,857
	WEC Energy Group Inc.	31,780	2,785
	Eversource Energy	31,044	2,585
	NRG Energy Inc.	67,600	2,201
	Consolidated Edison Inc.	29,572	2,127
	CMS Energy Corp.	32,004	1,870
	DTE Energy Co.	17,175	1,846
*	GCI Liberty Inc. Class A	25,555	1,817
	Atmos Energy Corp.	16,936	1,686
	Ameren Corp.	21,857	1,538
	Edison International	28,046	1,523
	FirstEnergy Corp.	38,600	1,497
	Essential Utilities Inc.	34,341	1,451
	Evergy Inc.	19,735	1,170
	Alliant Energy Corp.	24,226	1,159
	Entergy Corp.	11,483	1,077

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Vistra Energy Corp.	56,611	1,054
	NiSource Inc.	42,649	970
	PPL Corp.	32,608	843
	AES Corp.	53,469	775
	UGI Corp.	23,961	762
	OGE Energy Corp.	19,986	607
*	United States Cellular Corp.	16,317	504
	CenterPoint Energy Inc.	26,000	485
	Pinnacle West Capital Corp.	5,958	437
	Avangrid Inc.	6,937	291
	Telephone & Data Systems Inc.	14,435	287
		Shares	Market Value• ($000)
*	PG&E Corp.	21,198	188
	National Fuel Gas Co.	3,726	156
	IDACORP Inc.	1,248	109
	Hawaiian Electric Industries Inc.	1,058	38
*	T-Mobile US Inc. Rights Exp. 07/27/2020	26,892	4
			127,635
Total Common Stocks (Cost $1,509,358)			2,804,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (51.2%)
Alabama (0.6%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	548
[2]	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	380	417
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,100	1,251
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,697
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	540	614
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT LIQ: Royal Bank of Canada	4.000%	6/1/21	3,885	3,987
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT LIQ: Royal Bank of Canada	4.000%	7/1/22	430	455
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	642
	Huntsville AL GO	5.000%	5/1/35	1,125	1,411
	Huntsville AL GO	5.000%	5/1/38	1,860	2,399
	Jefferson County AL Revenue	5.000%	9/15/29	1,020	1,268
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,219
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	561
	Jefferson County AL Sewer Revenue, AGM	0.000%	10/1/25	500	451
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,446
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	7,464
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,305	1,438
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	657
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,346
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,162
	University of South Alabama University Facilities Revenue, AGM	5.000%	11/1/23	740	842
					32,275
Alaska (0.1%)
[2]	Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	425	463
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	75	80

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,734
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,551
					3,828
Arizona (1.1%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	805
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	628
	Arizona COP	5.000%	10/1/26	2,000	2,488
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,668
	Arizona Lottery Revenue	5.000%	7/1/28	1,010	1,313
	Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,426
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,615	1,926
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,345
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,454
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,492
[2]	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	500	500
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,414
[2]	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	500	547
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,247
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,186
	Chandler AZ GO	5.000%	7/1/23	1,165	1,329
	Gilbert AZ GO	5.000%	7/1/20	2,480	2,480
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,168
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,096
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,003
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,700	2,004
[2]	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	365	365
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,145	1,253
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,504
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,616
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,262
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	525	550
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,378
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,324
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,971
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,307
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	327
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	274
	Pima County AZ Sewer Revenue	5.000%	7/1/20	500	500
	Pima County AZ Sewer Revenue	5.000%	7/1/20	1,150	1,150
	Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,303
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,341

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28	515	548
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,172
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,893
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,056
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	805
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	675	894
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22	500	530
					63,842
Arkansas (0.2%)
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,011
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,293
	Springdale AR Sales and Use Revenue, BAM	5.000%	4/1/37	1,000	1,123
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,267
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,220
	University of Arkansas Revenue	5.000%	11/1/21	805	856
	University of Arkansas Revenue	5.000%	11/1/24	800	948
	University of Arkansas Revenue	5.000%	11/1/30	765	942
					9,660
California (4.4%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22	500	524
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	795
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program), AGM	5.000%	9/2/30	1,135	1,404
	Alameda CA Corridor Transportation Authority Revenue, AMBAC	0.000%	10/1/30	740	535
	Alameda CA Corridor Transportation Authority Revenue, NATL	0.000%	10/1/32	1,690	1,215
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,107
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,116
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/20	500	506
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	500	541
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	1,000	1,128
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,145
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	922
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,175
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,034
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,058
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,110
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,071

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.700% PUT	0.790%	4/1/21	1,000	998
[3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.990%	5/1/23	1,000	997
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB), AMBAC	0.000%	8/1/29	1,000	868
	California GO	5.000%	10/1/20	2,000	2,024
	California GO	5.000%	8/1/22	1,000	1,098
	California GO	5.000%	9/1/22	1,805	1,990
	California GO	5.000%	11/1/23	1,155	1,334
	California GO	5.000%	4/1/24	2,000	2,345
	California GO	5.000%	9/1/24	1,315	1,564
	California GO	5.000%	10/1/24	2,000	2,386
	California GO	5.000%	3/1/26	660	793
	California GO	5.000%	4/1/26	2,000	2,494
	California GO	5.000%	4/1/27	2,000	2,558
	California GO	3.500%	8/1/27	1,515	1,799
	California GO	5.000%	2/1/28	690	764
	California GO	5.000%	4/1/28	5,125	6,732
	California GO	5.000%	9/1/29	455	568
	California GO	5.000%	11/1/29	1,700	1,927
	California GO	5.000%	9/1/30	1,000	1,052
	California GO	5.000%	4/1/31	1,005	1,404
	California GO	4.000%	8/1/31	1,675	1,953
	California GO	5.000%	2/1/32	500	533
	California GO	5.000%	4/1/32	2,500	3,304
	California GO	5.000%	10/1/32	1,875	2,186
	California GO	4.000%	8/1/33	1,520	1,755
	California GO	5.000%	8/1/33	2,865	3,504
	California GO	4.000%	9/1/33	2,000	2,313
	California GO	3.000%	10/1/34	1,225	1,353
	California GO	3.000%	10/1/35	1,815	1,995
	California GO	3.000%	10/1/36	1,500	1,642
	California GO, AGM	5.250%	8/1/32	1,000	1,410
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,450	1,602
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,092
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	875
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospital at Stanford)	5.000%	8/15/20	520	523
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,339
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	1,690	2,023
	California Health Facilities Financing Authority Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,008
[2]	California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	500	503
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,222
[2]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit), FGIC	5.000%	1/1/28	500	650

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,158
[2]	California Public Works Board Lease Revenue (Davidson Library)	5.000%	3/1/23	20	22
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,089
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,138
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,415
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	333
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29	260	276
[2]	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	35	37
[2]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	25	27
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,964
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,096
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	375
[2]	California State Educational Facilities Authority Revenue	6.125%	10/1/21	245	262
[2]	California State Educational Facilities Authority Revenue	6.125%	10/1/21	255	273
	California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,099
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,219
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,531
	California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,355
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,483
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,197
	California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners), NATL PUT	0.455%	7/10/20	1,500	1,500
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	3,640	4,842
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	665	885
[4]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	448
	Centinela Valley CA Union High School District GO, AGM	4.000%	8/1/29	1,035	1,198
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	1,000	1,135
	Chaffey CA Community College District GO	5.000%	6/1/23	850	966
	Chino CA Public Financing Authority Special Tax Revenue, AGM	5.000%	9/1/30	800	944
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,105
[5]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/34	1,000	994
[2]	Contra Costa CA Community College District GO	5.000%	8/1/23	1,000	1,144
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,142
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/22	970	1,068
	East Side CA Union High School District Santa Clara County GO, AGM	3.000%	8/1/32	1,000	1,093
[5]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,471
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,210
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	500	593

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	1,140	1,338
	Golden State Tobacco Securitization Corp. California Revenue, AMBAC	0.000%	6/1/27	2,060	1,869
	Grossmont CA Helathcare District GO	4.000%	7/15/40	2,000	2,205
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26	1,500	1,680
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	1,000	1,152
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	360
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	488
	Long Beach CA Harbor Revenue	5.000%	12/15/20	1,300	1,328
	Long Beach CA Unified School District GO, AGC	0.000%	8/1/24	1,290	1,242
	Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,112
	Los Angeles CA Community College District GO	4.000%	8/1/37	2,000	2,152
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	195	197
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,719
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,708
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,203
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	2,175
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,230
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,460
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	615
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	3,253
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	1,500	1,981
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,764
	Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,700
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,173
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	546
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,500
	Los Angeles County CA School District GO, BAM	5.000%	7/1/36	1,000	1,244
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,322
[2]	Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	600	615
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,324
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	870
	Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,848
[5]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	1,090	1,205
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	539
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	541
	Oakland CA Unified School District GO, AGM	5.000%	8/1/25	1,500	1,785
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,205
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,342
	Palomar Pomerado Health California GO, AGC	0.000%	8/1/26	1,040	964
	Palomar Pomerado Health California GO, AGC	0.000%	8/1/32	740	585
	Palomar Pomerado Health California GO, NATL	0.000%	8/1/22	1,000	983
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	1,085	1,149
	Poway CA Unified School District Public Financing Authority Special Tax Revenue, AGM	5.000%	9/1/31	1,395	1,721
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,392

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	1,000	1,144
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,788
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	371
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	374
	Sacramento CA City Financing Authority Revenue, BAM	5.000%	12/1/22	760	846
	Sacramento CA City Financing Authority Tax Allocation Revenue, NATL	0.000%	12/1/30	1,815	1,416
[2]	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	185	186
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23	330	332
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	613
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	705
	San Bernardino CA Community College District GO, AGM	0.000%	8/1/22	1,000	988
[2]	San Diego CA Community College District GO	5.000%	8/1/21	500	526
[2]	San Diego CA Community College District GO	5.000%	8/1/23	1,000	1,142
[2]	San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	500	502
[6]	San Diego CA Unified School District GO	0.000%	7/1/27	320	298
	San Diego CA Unified School District GO	0.000%	7/1/27	180	165
[6]	San Diego CA Unified School District GO	0.000%	7/1/28	70	64
	San Diego CA Unified School District GO	0.000%	7/1/28	430	385
[6]	San Diego CA Unified School District GO	0.000%	7/1/29	60	54
	San Diego CA Unified School District GO	0.000%	7/1/29	440	385
	San Diego CA Unified School District GO	0.000%	7/1/30	100	85
	San Diego CA Unified School District GO, AGM	5.500%	7/1/27	520	689
	San Diego County CA Regional Airport Authority Revenue, AGM	5.000%	7/1/30	500	500
[2]	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/22	560	606
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,211
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,862
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21	350	363
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,939
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,104
[2]	San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	95	99
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	651
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	405	419
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,262
[2]	San Francisco CA City & County Public Utilities Commission Water Revenue	5.500%	11/1/20	500	509
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	2,106
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,194
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,833
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	1,017
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,057
	San Ramon CA Public Financing Authority Tax Allocation Revenue, AMBAC	0.000%	2/1/33	1,475	1,106
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,210
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,072
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,434
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,157

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,208
	Stockton Public Financing Authority Revenue, BAM	5.000%	9/1/29	1,000	1,145
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,264
	Union CA Elementary School District GO, NATL	0.000%	9/1/28	1,080	965
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,928
[2]	University of California Revenue	5.000%	5/15/21	160	167
	University of California Revenue	5.000%	5/15/23	875	911
[2]	University of California Revenue	5.000%	5/15/23	310	351
	University of California Revenue	5.000%	5/15/28	690	776
	University of California Revenue	4.000%	5/15/33	1,000	1,121
	University of California Revenue	4.000%	5/15/34	1,000	1,163
	University of California Revenue	4.000%	5/15/34	1,770	1,948
	University of California Revenue	4.000%	5/15/35	2,000	2,319
	University of California Revenue	5.000%	5/15/35	1,620	2,061
	University of California Revenue	5.000%	5/15/35	1,165	1,477
	University of California Revenue PUT	5.000%	5/15/23	3,960	4,474
	West Contra Costa CA Unified School District GO, AGM, FGIC	0.000%	8/1/32	1,155	917
	West Contra Costa CA Unified School District GO, NATL	0.000%	8/1/34	1,225	900
					255,601
Colorado (1.0%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,738
	Adams County CO COP	5.000%	12/1/31	650	782
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/23	300	335
	Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21	500	531
	Colorado COP	5.000%	12/15/28	1,425	1,871
	Colorado COP	4.000%	12/15/33	1,235	1,468
	Colorado COP	4.000%	12/15/34	1,530	1,813
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	568
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,229
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,137
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,269
[6]	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	1,430	1,392
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,428
[2]	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/21	2,500	2,572
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	500	524
[2]	Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	1,500	1,787
[2]	Colorado Springs CO Utility System Revenue	5.000%	11/15/22	500	555
	Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,097
	Denver CO City & County Airport Revenue	5.000%	11/15/20	515	523
	Denver CO City & County Airport Revenue	5.000%	11/15/22	1,335	1,357
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,408
	Denver CO City & County Airport Revenue	5.000%	11/15/26	430	437
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	955
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	450
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,943
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	415

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,756
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,138
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,449
	E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	1,000	1,008
	E-470 Public Highway Authority Colorado Revenue, NATL	0.000%	9/1/23	1,010	984
	E-470 Public Highway Authority Colorado Revenue, NATL	0.000%	9/1/29	2,000	1,729
	E-470 Public Highway Authority Colorado Revenue, NATL	0.000%	9/1/32	1,000	786
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,994
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/26	350	388
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/27	500	554
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/29	500	554
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/30	520	576
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/31	635	702
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	1,000	1,124
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,348
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,000	1,301
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,349
[2]	University of Colorado Enterprise System Revenue	5.000%	6/1/22	515	561
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,858
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,072
					58,815
Connecticut (0.9%)
	Connecticut GO	5.000%	4/15/21	500	518
	Connecticut GO	5.000%	11/15/22	1,935	2,139
	Connecticut GO	5.000%	4/15/24	800	860
	Connecticut GO	5.000%	2/15/25	1,000	1,188
	Connecticut GO	5.000%	5/15/25	2,345	2,807
	Connecticut GO	5.000%	2/15/26	1,000	1,215
	Connecticut GO	5.000%	9/1/26	1,000	1,162
	Connecticut GO	5.000%	2/15/27	1,000	1,238
	Connecticut GO	4.000%	9/15/27	1,000	1,058
	Connecticut GO	5.000%	4/15/28	500	534
	Connecticut GO	5.000%	4/15/28	1,000	1,263
	Connecticut GO	4.000%	6/1/29	1,000	1,208
	Connecticut GO	5.000%	3/1/32	2,950	3,325
	Connecticut GO	5.000%	10/15/32	705	761
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,257
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,117
[2]	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/21	550	575
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,965
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,562
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	635
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	893
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	919
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,801
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	534

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,315	3,019
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,185	1,344
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,280
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/29	1,005	1,299
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,239
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,842
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,578
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,309
	University of Connecticut GO	5.000%	2/15/27	635	743
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,269
					50,456
Delaware (0.1%)
[6]	Delaware GO	5.000%	7/1/20	662	662
	Delaware GO	5.000%	10/1/20	700	708
	Delaware GO	5.000%	2/1/25	1,010	1,219
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	723
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,575
	University of Delaware Revenue	5.000%	11/1/34	440	629
	University of Delaware Revenue	5.000%	11/1/35	500	724
	Wilmington DE GO	5.000%	11/1/28	1,000	1,015
					7,255
District of Columbia (0.9%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,506
	District of Columbia GO	5.000%	6/1/29	3,780	4,414
	District of Columbia GO	5.000%	10/15/31	1,070	1,418
	District of Columbia GO	5.000%	6/1/32	1,000	1,222
	District of Columbia GO	5.000%	6/1/34	1,320	1,626
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,155
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,500
	District of Columbia Income Tax Revenue	5.000%	12/1/26	655	696
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,100	1,320
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,710
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24	540	546
[7]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	3,124
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO LOC: TD Bank NA	0.030%	7/1/20	16,530	16,530
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,225	2,680
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	722
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,097
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,206
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,800	3,720
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,614
					49,806

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida (2.5%)
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,128
[2]	Broward County FL Airport System Revenue	5.000%	10/1/22	400	442
[2]	Broward County FL Airport System Revenue	5.500%	10/1/23	1,000	1,165
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	446
	Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,015	1,123
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,153
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,050	1,302
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,817
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,311
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	760	793
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	710
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,337
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,451
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,911
	Florida GO	4.000%	6/1/27	1,455	1,594
	Florida GO	5.000%	7/1/27	1,440	1,810
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	852
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,240
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,131
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,585
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28	500	551
[2]	Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22	1,650	1,801
[2]	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21	310	321
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,236
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	1,160	1,337
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31	190	195
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,200
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,453
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,881
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,400
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,283
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,891
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,132
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	546
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,779
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,196
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,436
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,909
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,293
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	928
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,782
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,978
	Miami Beach FL GO	5.000%	5/1/35	1,165	1,514

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,122
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,129
	Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,289
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,796
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,259
[4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue, AGM	5.000%	1/1/30	1,325	1,663
[4]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue, AGM	5.000%	1/1/35	1,000	1,223
[2]	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	585	592
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.875%	10/1/24	500	505
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,800	2,122
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,176
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,420
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	981
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	942
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital)	5.000%	8/1/25	1,000	1,114
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,071
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,700
	Miami-Dade County FL School Board GO	5.000%	3/15/31	3,155	3,491
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,610	1,842
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,800
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	1,000	1,091
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	500	541
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,601
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	684
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,578
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,277
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,180
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,810
	Orange County FL School Board COP	5.000%	8/1/33	6,105	7,487
[2]	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	500	500
	Orlando FL Tourist Development Tax Revenue, AGM	5.000%	11/1/28	1,535	1,856
[6]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,268
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	625
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,285
[2]	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	560	671
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,521
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,850
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,786
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,335
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,148
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21	1,230	1,269
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,146
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,322

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,078
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26	1,000	1,138
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,167
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,199
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	885
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,485
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,503
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	610	614
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	216
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,678
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	810
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	250
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	311
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21	1,275	1,334
[2]	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	500	534
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,137
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	1,032
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,193
					144,975
Georgia (1.4%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,117
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,239
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,594
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,561
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,660
	Atlanta GA Water & Wastewater Revenue, AGM	5.750%	11/1/27	555	750
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	510	618
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	441
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,312
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	983
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	527
	Forsyth County GA School District Revenue	5.000%	4/1/29	750	1,014
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,855
	Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,259
	Georgia GO	5.000%	7/1/24	1,500	1,776
	Georgia GO	5.000%	7/1/24	1,000	1,184
	Georgia GO	5.000%	7/1/25	1,100	1,346
	Georgia GO	5.000%	2/1/30	1,500	1,899
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	702
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	408
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,818
	Gwinnett County GA School District GO	5.000%	2/1/28	500	602
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	600	615
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	525	557

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	596
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	648
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,155	1,303
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,000	2,296
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT LIQ: Royal Bank of Canada	4.000%	9/1/23	6,210	6,759
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT LIQ: Royal Bank of Canada	4.000%	12/1/23	6,245	6,834
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,719
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,134
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	6,272
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,786
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,216
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,705	1,910
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,460
	Municipal Electric Authority Georgia Revenue, BAM	5.000%	1/1/28	1,495	1,792
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	611
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	100	121
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	721
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	713
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	465	573
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	700	844
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/27	1,540	1,996
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,420
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,030
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,299
					78,890
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	11/15/29	865	949
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	810
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,112
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/33	1,305	1,424
	Guam International Airport Authority Revenue	5.000%	10/1/21	465	469
					4,764
Hawaii (0.6%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/20	320	320
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21	400	416
	Hawaii GO	5.000%	12/1/21	375	400
[2]	Hawaii GO	5.000%	12/1/21	310	330

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hawaii GO	5.000%	12/1/21	190	203
	Hawaii GO	5.000%	8/1/24	1,765	2,087
	Hawaii GO	5.000%	8/1/25	1,500	1,769
	Hawaii GO	5.000%	10/1/25	1,575	1,927
	Hawaii GO	5.000%	1/1/29	1,370	1,764
	Hawaii GO	5.000%	8/1/29	3,500	3,966
	Hawaii GO	5.000%	8/1/29	830	974
	Hawaii GO	5.000%	1/1/33	1,575	1,984
	Hawaii GO	5.000%	1/1/36	4,060	5,061
	Honolulu HI City & County GO	5.000%	10/1/20	2,335	2,363
[2]	Honolulu HI City & County GO	5.000%	12/1/20	310	316
[2]	Honolulu HI City & County GO	5.250%	8/1/21	500	527
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,212
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,844
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,132
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	2,000	2,396
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31	1,000	1,194
					35,185
Idaho (0.1%)
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/21	1,215	1,269
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,977
					3,246
Illinois (2.7%)
	Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,024
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,053
	Chicago IL Board of Education GO	5.000%	12/1/24	700	745
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,596
	Chicago IL Board of Education GO	7.000%	12/1/26	500	588
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,263
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,279
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,367
	Chicago IL Board of Education GO, AGM	5.000%	12/1/30	1,250	1,454
	Chicago IL Board of Education GO, NATL	5.250%	12/1/21	540	571
	Chicago IL Board of Education GO, NATL	0.000%	12/1/28	1,000	762
	Chicago IL GO	5.000%	1/1/24	520	549
	Chicago IL GO	5.000%	1/1/26	335	356
	Chicago IL GO	5.125%	1/1/27	100	107
	Chicago IL GO	5.000%	1/1/28	1,090	1,193
	Chicago IL GO	5.250%	1/1/28	200	214
	Chicago IL GO	5.000%	1/1/31	1,500	1,665
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,216
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	500	525
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	210	228
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	303
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	213
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,178
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,069
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,300	3,793
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,130	1,331
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,172
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,030	1,176
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	525
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,134
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,135

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,045	1,268
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,210
	Chicago IL Park District GO	5.000%	1/1/31	1,000	1,080
	Chicago IL Park District GO, BAM	5.000%	1/1/32	1,225	1,378
	Chicago IL Park District GO, BAM	5.000%	1/1/33	1,000	1,159
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,185
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,753
	Chicago IL Wastewater Transmission Revenue, NATL	5.500%	1/1/30	1,230	1,570
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,113
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,023
	Cook County IL GO	5.250%	11/15/25	1,000	1,037
	Cook County IL GO	5.000%	11/15/28	660	665
	Cook County IL GO	5.250%	11/15/28	565	584
	Cook County IL GO, AGM	5.000%	11/15/26	1,545	1,833
[2]	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	2,550	3,013
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/26	1,500	1,713
[2]	Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/21	500	532
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29	1,300	1,484
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,241
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,149
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,146
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,161
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,008
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,104
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,155
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	1,250	1,545
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,211
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,195
[2]	Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21	500	532
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	500	527
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,145
	Illinois GO	5.000%	8/1/20	305	306
	Illinois GO	5.000%	11/1/20	7,000	7,055
	Illinois GO	5.000%	5/1/21	505	515
	Illinois GO	5.000%	8/1/21	605	620
	Illinois GO	5.000%	11/1/21	3,415	3,516
	Illinois GO	5.000%	8/1/22	1,000	1,042
	Illinois GO	5.000%	10/1/22	1,290	1,348
	Illinois GO	5.000%	11/1/22	2,300	2,407
	Illinois GO	5.000%	11/1/22	1,000	1,046
	Illinois GO	5.000%	2/1/23	540	566
	Illinois GO	5.000%	11/1/23	1,000	1,061
	Illinois GO	5.500%	7/1/24	1,100	1,173
	Illinois GO	5.000%	8/1/24	1,500	1,555
	Illinois GO	5.000%	10/1/24	1,470	1,575
	Illinois GO	5.000%	11/1/24	1,785	1,914
	Illinois GO	5.000%	11/1/26	1,785	1,945
	Illinois GO	5.000%	2/1/28	1,690	1,828

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	10/1/28	2,000	2,193
Illinois GO	5.000%	11/1/28	1,000	1,087
Illinois GO	5.000%	11/1/29	1,000	1,079
Illinois GO	5.250%	2/1/30	1,900	1,989
Illinois GO	5.250%	7/1/31	1,000	1,037
Illinois GO	5.500%	5/1/39	1,000	1,125
Illinois GO, AGM	5.000%	1/1/21	710	712
Illinois GO, AGM	5.000%	3/1/26	1,125	1,173
Illinois Regional Transportation Authority Revenue, AGM, MBIA	6.250%	7/1/23	500	574
Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,074
Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,071
Illinois Sales Tax Revenue, BAM	5.000%	6/15/28	1,000	1,136
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	1,600	2,047
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,089
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,885
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,558
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,012
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	542
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,448
Kane County IL School District No. 131 (Aurora East Side) GO, AGM	4.000%	12/1/33	250	282
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue, AGM	0.000%	6/15/26	910	786
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue, AGM	0.000%	6/15/27	1,195	997
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue, NATL	0.000%	6/15/21	1,100	1,073
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue, NATL	5.500%	6/15/29	2,505	2,824
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue, NATL	0.000%	12/15/29	2,205	1,600
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue, NATL	0.000%	6/15/38	1,000	476
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	778
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,539
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), AGM, FGIC	5.500%	6/15/29	400	457
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	6/15/31	1,540	1,038
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	12/15/31	340	224
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	6/15/32	1,215	779
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	6/15/33	1,130	689
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	12/15/33	1,790	1,067
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	6/15/35	500	277
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	6/15/37	1,075	538
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), NATL	0.000%	12/15/37	700	342
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,331

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	400	421
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,851
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,080
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	1,500	1,829
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,249
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,696
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,285
	Will County IL Community High School District No. 210 (Lincoln-Way) GO, BAM	0.000%	1/1/29	1,000	823
					155,137
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	526
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,050	1,289
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,774
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	964
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,214
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,574
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	867
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	593
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,242
[2]	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	690	744
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,441
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,855
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,371
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,879
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,718
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	684
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,264
[2]	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/23	500	560
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	546
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,695
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,236
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,412
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,435	1,822
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,635
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	865	1,108
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,119
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21	870	911
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	814
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,273
					39,130
Iowa (0.2%)
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,209

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,533
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	210	212
[4]	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	333
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,207
	Iowa Finance Authority Revenue	5.000%	8/1/38	1,205	1,602
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,206
					11,302
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,150
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	1,085	1,094
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	821
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,513
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,765
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,463
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	410
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,794
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,258
[2]	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/21	500	531
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,000	1,096
					13,895
Kentucky (0.7%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	999
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/29	1,980	2,371
	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates), NATL	0.000%	10/1/25	1,220	1,092
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,854
	Kentucky Municipal Power Agency Power System Revenue, NATL	5.000%	9/1/29	1,000	1,167
	Kentucky Property & Building Commission Revenue, BAM	5.000%	5/1/34	1,000	1,198
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	10,124
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,500	7,159
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	660	741
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	1,095	1,231
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	2,021
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	1,500	1,753
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21	1,325	1,286
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	762
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28	1,000	1,101
[2]	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	1,000	1,085
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	536

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	1,072
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28	1,050	1,149
					38,701
Louisiana (0.3%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	551
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	679
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,052
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	892
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	345
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	408
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,303
	Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,665	3,023
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, BAM	5.000%	10/1/29	1,315	1,683
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33	1,235	1,354
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,515
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,080
	Louisiana State University Revenue	5.000%	7/1/23	455	501
	New Orleans LA Aviation Board Revenue, AGM	5.000%	10/1/27	910	1,133
	New Orleans LA GO	5.000%	12/1/31	500	549
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,829
					17,897
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	558
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	746
	Portland ME General Airport Revenue	4.000%	1/1/39	810	905
					2,209
Maryland (1.4%)
	Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,472
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,344
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,776
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,183
	Baltimore County MD GO	5.000%	8/1/21	1,435	1,509
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,434
[2]	Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/22	650	720
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,680
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,463
	Harford County MD GO	5.000%	10/1/26	1,250	1,584
[2]	Howard County MD GO	5.000%	2/15/21	750	772
[2]	Howard County MD GO	5.000%	8/15/21	80	84
[2]	Howard County MD GO	5.000%	8/15/21	120	126
	Maryland Department of Transportation Revenue	4.000%	12/1/23	1,905	2,003
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,511
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,909
[2]	Maryland GO	5.000%	8/1/20	870	873
	Maryland GO	5.250%	8/1/20	1,130	1,135
	Maryland GO	5.000%	6/1/21	2,525	2,635
	Maryland GO	5.000%	8/1/21	1,000	1,051

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	3/15/22	1,000	1,081
	Maryland GO	5.000%	8/1/22	1,790	1,966
	Maryland GO	5.000%	8/1/22	1,500	1,648
	Maryland GO	5.000%	3/15/23	1,145	1,290
	Maryland GO	4.000%	8/1/23	2,670	2,973
	Maryland GO	5.000%	8/1/23	1,920	2,196
	Maryland GO	5.000%	8/1/23	1,670	1,910
	Maryland GO	5.000%	3/15/24	1,100	1,288
	Maryland GO	5.000%	8/1/25	6,785	8,321
	Maryland GO	5.000%	3/15/26	1,235	1,541
	Maryland GO	4.000%	8/1/26	1,970	2,171
	Maryland GO	4.000%	3/1/29	3,000	3,154
	Maryland GO	4.000%	6/1/29	2,000	2,237
	Maryland GO	3.250%	8/1/30	1,000	1,066
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,263
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	532
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	891
[2]	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group)	5.000%	7/1/22	500	545
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33	1,215	1,366
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,131
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,110
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,415
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,920
	Montgomery County MD GO	5.000%	11/1/29	1,000	1,180
	Montgomery County MD GO	4.000%	11/1/30	1,000	1,126
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,754
	Montgomery County MD GO	3.750%	11/1/37	1,000	1,142
[2]	Prince Georges County MD GO	5.000%	9/15/21	580	613
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,182
					80,276
Massachusetts (1.3%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,595
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	543
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	500	668
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,332
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,901
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	4,129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,405
	Massachusetts Bay Transportation Authority Sales Tax Revenue, NATL	5.500%	7/1/26	410	525
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,230
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,141
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,519
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,292

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	6,883
[2]	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20	750	754
[2]	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20	510	513
[2]	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20	600	603
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	614
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,501
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	746
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,275
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	300	300
	Massachusetts GO	5.000%	8/1/20	520	522
	Massachusetts GO	5.250%	8/1/20	300	301
	Massachusetts GO	5.500%	10/1/20	525	532
	Massachusetts GO	5.000%	8/1/22	1,000	1,098
	Massachusetts GO	5.250%	8/1/23	525	605
	Massachusetts GO	5.000%	12/1/23	1,520	1,761
	Massachusetts GO	5.000%	12/1/24	2,040	2,448
	Massachusetts GO	5.000%	5/1/29	2,180	2,458
	Massachusetts GO	5.000%	5/1/31	1,675	1,881
	Massachusetts GO	5.000%	9/1/31	1,500	2,097
	Massachusetts GO	5.250%	1/1/34	2,665	3,518
	Massachusetts GO	5.000%	7/1/35	1,000	1,187
	Massachusetts GO, NATL	5.500%	10/1/20	500	507
[3]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	1.010%	11/1/25	1,380	1,371
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,380	2,969
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/20	335	340
[6]	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/21	900	937
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	707
[2]	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/25	165	200
[2]	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	355	435
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29	3,500	3,815
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,801
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	676
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,558
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,201
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,700
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,195

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Special Obligation Dedicated Tax Revenue, NATL	5.500%	1/1/26	510	618
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,165
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System), NATL	0.000%	1/1/29	880	747
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/20	250	251
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21	500	527
[2]	Massachusetts Water Resources Authority Revenue	5.000%	8/1/20	895	898
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/40	1,000	1,099
					77,594
Michigan (1.4%)
	Battle Creek MI School District GO, SBLF	5.000%	5/1/25	535	644
	Birmingham MI City School District GO	5.000%	5/1/22	740	804
	Chippewa Valley MI Schools GO, SBLF	5.000%	5/1/33	1,000	1,207
	Dearborn MI School District GO, SBLF	5.000%	5/1/34	1,200	1,370
	Detroit MI City School District GO, AGM, SBLF	5.250%	5/1/28	615	796
	Detroit MI Downtown Development Authority Tax Allocation Revenue, AGM	5.000%	7/1/35	1,120	1,267
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	496
[2]	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	1,000	1,093
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,145
	Downriver MI Utility Wastewater Authority Revenue, AGM	5.000%	4/1/34	1,020	1,265
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,312
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,551
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,538
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,996
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,229
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,239
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,842
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,691
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	635
	Great Lakes MI Water Authority Water Supply System Revenue, AGM	4.000%	7/1/33	1,000	1,141
	Hudsonville MI Public Schools GO, SBLF	5.000%	5/1/31	420	528
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	625	797
	Lake Orion MI Community School District GO, SBLF	5.000%	5/1/38	4,000	5,061
	Lincoln MI Consolidated School District GO, AGM, SBLF	5.000%	5/1/24	1,000	1,171
	Marysville MI Public Schools District GO, SBLF	5.000%	5/1/28	1,630	2,011
	Michigan Building Authority Revenue	5.000%	4/15/24	1,550	1,811
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,704
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,199
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,492
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,174
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/21	920	980
	Michigan Finance Authority Revenue	5.000%	10/1/22	500	529
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,384
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,239

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	893
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,716
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,129
	Michigan Finance Authority Revenue (Detroit Water & Sewer), AGM	5.000%	7/1/22	1,000	1,092
	Michigan Finance Authority Revenue (Detroit Water & Sewer), AGM	5.000%	7/1/23	1,000	1,136
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,472
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	1,001
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,151
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	2,117
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	541
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	534
[2]	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	1,000	1,105
[2]	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	500	553
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,392
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,506
	Michigan State University Revenue	5.000%	8/15/20	1,040	1,046
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,468
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,484
	Roseville MI School District GO, SBLF	5.000%	5/1/34	1,665	1,972
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,647
	University of Michigan Revenue	5.000%	4/1/32	2,020	2,531
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,033
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,506
					80,366
Minnesota (0.6%)
	Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	2,010	2,160
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	452
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	444
	Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	1,800	1,849
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	546
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	2,068
	Minnesota GO	5.000%	8/1/22	1,500	1,649
	Minnesota GO	5.000%	8/1/24	1,615	1,919
	Minnesota GO	5.000%	8/1/25	1,500	1,841
	Minnesota GO	5.000%	8/1/27	1,005	1,228
	Minnesota GO	5.000%	8/1/28	3,000	3,975
	Minnesota GO	5.000%	9/1/30	1,235	1,567
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	630
	Minnesota Housing Finance Agency Residential Housing Revenue, GNMA, FNMA, FHLMC	2.800%	12/1/47	1,604	1,639
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,265
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,316
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	1,000	1,368
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	430
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	540

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	554
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	590
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	827
[2]	University of Minnesota Revenue	5.250%	12/1/20	500	510
	University of Minnesota Revenue	5.000%	4/1/23	1,115	1,256
	West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,187
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,300
					33,110
Mississippi (0.4%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.030%	7/1/20	10,185	10,185
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,633
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	636
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,745	2,199
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,762
	Mississippi GO	5.000%	11/1/29	1,000	1,212
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	1,040
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	797
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,211
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,149
[2]	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	1,000	1,143
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	728
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	495	622
					24,317
Missouri (0.4%)
	Columbia MO Water & Electric System Revenue, AGM	3.000%	10/1/31	1,285	1,402
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,379
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,612
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,190	1,329
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,293
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,637
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	654
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,047
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	912
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,695
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,000	1,240
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,277
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,703

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	710	796
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,662
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,191
	St. Louis MO Parking Revenue, AGM	5.000%	12/15/23	715	817
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,188
					22,834
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	988
Multiple States (0.2%)
[8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,575	1,700
[4,8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,985	2,157
[4,8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,975	2,155
[4,8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,390	1,524
[8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	488	553
[4,8]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,300	1,420
					9,509
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,348
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,204
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT LIQ: Royal Bank of Canada	4.000%	8/1/25	6,000	6,810
[2]	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/21	750	795
[2]	Lincoln NE Electric System Revenue	5.000%	9/1/22	135	148
	Lincoln NE Electric System Revenue	5.000%	9/1/25	275	303
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	370
	Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,063
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,590
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,270	1,556
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,957
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,869
					20,013
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	656
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,447
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	1,740	1,838
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	1,875	2,394
	Clark County NV GO	4.000%	6/1/32	1,505	1,746
	Clark County NV GO	5.000%	7/1/33	1,000	1,099

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,791
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,285
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,000	1,268
	Clark County NV School District GO, AGM	5.000%	6/15/27	3,000	3,741
	Clark County NV School District GO, AGM	4.000%	6/15/33	1,820	2,071
	Clark County NV School District GO, AGM	4.000%	6/15/40	850	983
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,087
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,394
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,387
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,236
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,256
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,879
	Nevada GO	5.000%	4/1/22	1,740	1,881
	Nevada GO	5.000%	11/1/23	1,465	1,687
	Nevada GO	5.000%	11/1/25	1,015	1,229
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,909
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	284
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	287
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	283
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	281
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,838
					41,237
New Hampshire (0.1%)
	National Finance Authority NH Revenue	4.125%	1/20/34	2,586	2,772
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,985	3,285
					6,057
New Jersey (1.7%)
	Bergen County NJ GO	5.000%	10/15/21	1,490	1,581
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,546
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation), AGM	0.000%	11/1/21	500	489
	Jersey City NJ GO	5.000%	3/1/21	480	495
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project)	5.000%	10/1/23	510	563
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	1,000	1,026
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,076
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	500	558
	New Jersey Economic Development Authority Revenue	5.500%	6/15/29	2,000	2,311
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	523
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,648
[6]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge), NATL	5.250%	7/1/26	95	121
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge), NATL	5.250%	7/1/26	405	463
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	300	307
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,214

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	793
	New Jersey Economic Development Authority Revenue (School Facilities Construction), NATL	5.500%	9/1/27	1,000	1,178
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	535
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,080
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	968
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	640	669
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,164
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,750
[4]	New Jersey TRAN	4.000%	9/25/20	10,000	10,004
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,469
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,380	1,551
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	697
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,564
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,150
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,478
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,146
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,259
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,255
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,138
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,637
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,415
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	668
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,106
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	6,050
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	500	511
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	754
	New Jersey Transportation Trust Fund Authority Transportation System Revenue, AGC-ICC, MBIA	5.500%	12/15/21	150	160
	New Jersey Transportation Trust Fund Authority Transportation System Revenue, AMBAC	0.000%	12/15/26	2,000	1,621
	New Jersey Transportation Trust Fund Authority Transportation System Revenue, NATL	5.500%	12/15/20	2,500	2,538
	New Jersey Transportation Trust Fund Authority Transportation System Revenue, NATL	5.250%	12/15/21	345	360
	New Jersey Transportation Trust Fund Authority Transportation System Revenue, NATL	0.000%	12/15/31	1,000	660
[2]	New Jersey Turnpike Authority Revenue	5.000%	1/1/22	1,000	1,071
	New Jersey Turnpike Authority Revenue	5.000%	1/1/26	1,185	1,305
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	1,190	1,305

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,228
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,195
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,779
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,186
[4]	New Jersey Turnpike Authority Revenue TOB VRDO LIQ: Morgan Stanley Bank	0.290%	7/9/20	5,000	5,000
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25	500	530
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,098
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	2,209
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	280	285
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,955
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	849
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,228
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	542
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,801
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,197
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,290
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,827
					99,129
New Mexico (0.3%)
	Albuquerque NM GO	5.000%	7/1/20	2,000	2,000
	Albuquerque NM GO	5.000%	7/1/23	5,000	5,691
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	318
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	301
	Farmington NM Pollution Control Revenue (Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24	1,750	1,771
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,373
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23	500	502
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,128
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,227
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,445	1,698
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO LOC: Wells Fargo Bank NA	0.030%	7/1/20	1,900	1,900
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT LIQ: Royal Bank of Canada	5.000%	5/1/25	615	723
					19,632
New York (7.1%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	979
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	644
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31	500	520
	Hempstead NY GO, AGM	4.000%	4/1/29	1,420	1,622
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,778
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	500	591
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	142
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,000	1,247
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	3,000	3,063
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,502
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,417
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,986
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	1,735	1,833

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,621
	Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/22	8,095	8,572
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,965	2,387
	Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project), FHA	5.500%	8/15/23	65	65
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,209
	Nassau County NY GO	5.000%	4/1/23	1,000	1,111
	New York City NY GO	5.000%	8/1/20	2,935	2,946
	New York City NY GO	5.000%	8/1/20	2,260	2,269
	New York City NY GO	5.000%	8/1/21	2,000	2,099
[2]	New York City NY GO	5.000%	8/1/21	365	384
	New York City NY GO	5.000%	8/1/21	515	540
	New York City NY GO	5.000%	8/1/21	1,745	1,831
[2]	New York City NY GO	5.000%	10/1/21	370	391
	New York City NY GO	5.000%	8/1/22	705	771
	New York City NY GO	5.000%	8/1/22	1,290	1,410
	New York City NY GO	5.000%	10/1/22	130	137
	New York City NY GO	5.000%	8/1/23	400	436
	New York City NY GO	5.000%	8/1/23	1,505	1,710
	New York City NY GO	5.000%	8/1/24	1,000	1,174
	New York City NY GO	5.000%	8/1/25	770	822
	New York City NY GO	5.000%	8/1/25	1,245	1,507
	New York City NY GO	5.000%	8/1/25	1,310	1,586
	New York City NY GO	5.000%	8/1/25	1,000	1,211
	New York City NY GO	5.000%	6/1/26	2,450	2,917
	New York City NY GO	5.000%	8/1/26	500	544
	New York City NY GO	5.000%	8/1/26	1,000	1,107
	New York City NY GO	5.000%	8/1/28	400	402
	New York City NY GO	5.000%	8/1/30	1,000	1,121
	New York City NY GO	5.000%	3/1/31	1,340	1,479
	New York City NY GO	5.000%	12/1/32	1,755	2,133
	New York City NY GO	5.000%	12/1/33	1,515	1,834
	New York City NY GO	5.000%	12/1/35	1,120	1,347
	New York City NY GO VRDO LOC: Barclays Bank plc	0.030%	7/1/20	22,215	22,215
	New York City NY GO VRDO LOC: Barclays Bank plc	0.030%	7/1/20	4,850	4,850
	New York City NY GO VRDO LOC: JPMorgan Chase Bank NA	0.020%	7/1/20	3,700	3,700
	New York City NY GO VRDO LOC: JPMorgan Chase Bank NA	0.020%	7/1/20	12,625	12,625
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	575	577
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,125
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,119
	New York City NY Housing Development Corp. Multi-Family Housing Revenue, FNMA PUT	2.950%	2/1/26	1,000	1,085
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,250	1,507
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	500	520
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,273
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,398

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,248
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,050	2,411
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,200
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24	550	596
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	1,730	2,062
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	2,000	2,377
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	1,045	1,252
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	250	269
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	1,635	2,037
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	1,750	1,993
[2]	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	60	62
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,261
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	460	487
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,599
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	948
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	552
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/30	440	452
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	500	512
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	322
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	547
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,446
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	546
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,784
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	536
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,671
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	2,063
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,500	1,782
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,876
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	2,069

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,926
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,401
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,164
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	2,053
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,761
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	9,167
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,000	1,156
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO LOC: JPMorgan Chase Bank NA	0.020%	7/1/20	700	700
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,874
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	7,106
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	2,063
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,676
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,639
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,517
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,000	2,489
[4]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO LIQ: Morgan Stanley Bank	0.110%	7/9/20	4,300	4,300
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,137
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,069
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	900	1,214
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,530	1,546
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	230	238
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,000	1,037
[2]	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	820	910
[2]	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	570	646
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,135
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,411
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,269
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	1,645	1,851
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,883
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,146
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,562
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	1,500	1,611
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	680	711
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,880
	New York Metropolitan Transportation Authority Revenue, NATL, FGIC	5.250%	11/15/21	325	338
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,108
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	657
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,728

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,422
	New York NY GO	4.000%	8/1/37	2,000	2,321
	New York NY GO	4.000%	10/1/37	2,680	3,115
	New York NY GO VRDO LOC: Barclays Bank plc	0.030%	7/1/20	8,830	8,830
	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities), AMBAC	5.500%	5/15/24	500	592
	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities), AMBAC	5.500%	5/15/27	500	646
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	503
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,062
	New York State Dormitory Authority Revenue, AGC	5.000%	10/1/20	75	75
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/24	400	402
	New York State Dormitory Authority Revenue (Cornell University)	5.000%	7/1/30	1,000	1,395
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,147
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,128
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,700	2,005
[2]	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	650	650
[2]	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	170	183
[2]	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	160	172
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	830	890
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	1,465	1,622
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	840	900
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	1,500	1,803
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	520	573
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,942
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,408
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,281
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,298
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	532
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,259
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	300	318
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,169
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,282
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,134

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,903
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,810
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,338
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	595	602
	New York State Dormitory Authority Revenue (School Districts Financing Program), AGM	5.000%	10/1/21	390	413
[2]	New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	500	500
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,090	1,272
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,561
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,827
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	2,178
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,670
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,415
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,864
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,676
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,130
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,261
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	544
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,879
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,471
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	600	595
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/21	170	176
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,316
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,035	1,300
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25	500	528
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,546
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,417
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,236
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,219
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,690
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,393
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,644
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,423
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,416
	New York State Urban Development Corp. Revenue (Personal Income Tax), NATL	5.500%	3/15/22	530	576
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	2,083

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	5.000%	5/1/28	1,250	1,255
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,185	1,472
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,240	2,852
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/37	1,145	1,337
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,603
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,532
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,253
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	2,062
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,710
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	822
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,363
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,308
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,206
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,000	1,007
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,574
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,000	1,008
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,820
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,337
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,940
	Westchester County NY GO	5.000%	7/1/20	675	675
	Westchester County NY GO	5.000%	7/1/20	55	55
	Westchester County NY GO	5.000%	7/1/20	10	10
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	890	929
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,199
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,699
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,761
					408,150
North Carolina (0.6%)
[2]	Cary NC Combined Enterprise System Revenue	5.000%	12/1/22	330	366
	Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	170	189
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	240
	Charlotte-Mecklenburg NC Hospital Authority Revenue (Health Care System) VRDO LOC: JPMorgan Chase Bank NA	0.010%	7/1/20	14,075	14,075
	Mecklenburg County NC Public improvement GO	5.000%	12/1/26	1,775	2,263
	North Carolina GAN	5.000%	3/1/25	1,055	1,266
	North Carolina GAN	5.000%	3/1/27	1,015	1,204
	North Carolina GO	5.000%	5/1/22	360	391
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,036
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,078
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.090%	7/9/20	1,600	1,600
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	912
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,117
[2]	Orange County NC Public Facilities Co. Revenue	5.000%	10/1/22	180	199
	Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	320	352
	Union County NC Enterprise System Revenue	3.000%	6/1/33	1,290	1,436
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	472

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,716
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,171
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	376
	Wake County NC GO	5.000%	3/1/23	2,145	2,414
					34,873
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,411
Ohio (1.7%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,366
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,624
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,466
[2]	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22	570	615
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,258
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	480
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	318
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,478
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	240	274
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	2,355	2,480
	Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.250%	4/1/31	500	514
[2]	Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	435	442
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	757
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	397
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,127
	Columbus OH City School District GO, AGM	0.000%	12/1/29	1,000	871
[2]	Columbus OH GO	5.000%	7/1/22	535	585
	Columbus OH GO	4.000%	8/15/26	1,730	2,016
[2]	Columbus OH Sewer Revenue	5.000%	12/1/24	4,000	4,804
[2]	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	510	589
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32	1,000	1,131
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	655
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	1,000	1,018
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,949
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	664
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,414
	Franklin County OH Sales Tax Revenue	5.000%	6/1/27	895	1,152
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,097
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	785
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,188
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/21	200	205
	Lancaster OH Port Authority Gas Supply Revenue PUT LIQ: Royal Bank of Canada	5.000%	2/1/25	745	869
[2]	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	535	571
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	320	333
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,085

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,712
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,986
	North Royalton OH City School District GO	5.000%	12/1/26	300	363
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,691
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/30	2,200	2,967
	Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/20	100	101
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,585	1,971
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22	750	805
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,370
[2]	Ohio Common Schools GO	5.000%	6/15/22	1,000	1,092
[2]	Ohio GO	5.000%	8/1/21	1,110	1,167
	Ohio GO	5.000%	5/1/23	1,270	1,439
	Ohio GO	5.000%	8/1/23	500	548
	Ohio GO	5.000%	8/1/24	500	592
	Ohio GO	5.000%	11/1/24	1,675	2,006
	Ohio GO	5.000%	2/1/27	1,000	1,238
	Ohio GO	5.000%	6/15/27	3,425	3,831
	Ohio GO	5.000%	5/1/33	1,010	1,292
	Ohio GO	5.000%	3/1/35	1,000	1,237
	Ohio GO	5.000%	3/15/36	1,005	1,148
	Ohio GO	5.000%	3/1/38	2,000	2,455
	Ohio Higher Education GO	5.000%	8/1/21	500	526
	Ohio Higher Education GO	5.000%	5/1/30	5,015	6,014
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	638
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	3,001
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,254
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,665
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,808
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,139
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,139
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,280	1,564
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,348
	Penta Career Center Ohio COP	5.250%	4/1/23	125	135
[2]	Revere OH Local School District GO	5.000%	6/1/22	1,000	1,090
[2]	Revere OH Local School District GO	5.000%	6/1/22	665	725
[2]	Winton Woods City OH School District GO	5.000%	5/1/22	550	597
[2]	Winton Woods City OH School District GO	5.000%	5/1/22	255	277
[2]	Winton Woods City OH School District GO	5.000%	5/1/22	250	272
[2]	Winton Woods City OH School District GO	5.000%	5/1/22	260	282
[2]	Winton Woods City OH School District GO	5.000%	5/1/22	250	272
					97,334
Oklahoma (0.2%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,349
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,471
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,329
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,153
	Oklahoma City OK GO	5.000%	3/1/24	525	542

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,793
[2]	Oklahoma Turnpike Authority Revenue	5.000%	1/1/21	300	307
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,376
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	290
	University of Oklahoma Revenue	5.000%	7/1/31	475	493
					11,103
Oregon (0.2%)
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,425
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	626
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,226
[2]	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21	430	446
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,615
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	70	72
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,000	2,595
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,167
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31	450	533
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32	450	529
	Oregon GO	5.000%	5/1/23	500	543
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	550	580
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	518
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,621
					13,496
Pennsylvania (2.7%)
	Allegheny County PA GO	4.000%	11/1/30	1,010	1,180
[2]	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	325	336
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,241
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,210
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,203
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	548
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,228
[3]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	1.180%	2/1/21	160	160
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	517
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,060
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	275
	Allentown PA School District GO, BAM	5.000%	6/1/31	1,000	1,206
	Armstrong PA School District GO, BAM	5.000%	3/15/27	995	1,244
	Armstrong PA School District GO, BAM	5.000%	3/15/29	920	1,202
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/25	2,065	2,384
[7]	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,460	1,874
[2]	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/21	530	568
[2]	Chester County PA GO	5.000%	11/15/22	750	833
[7]	Coatesville PA Area School District Building GO, BAM	0.000%	10/1/34	450	263
	Coatesville PA School District Building Authority Lease Revenue, BAM	5.000%	12/1/26	335	373

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coatesville PA School District Building Authority Lease Revenue, BAM	5.000%	12/1/27	365	406
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	606
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,658
	Delaware Valley PA Regional Finance Authority Revenue, AMBAC	5.500%	8/1/28	250	323
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29	1,000	1,013
	Easton PA Area School District GO	4.000%	4/1/28	580	714
[6]	Erie PA Sewer Authority Revenue, BAM, AMBAC	0.000%	12/1/25	1,165	1,121
	Erie PA Sewer Authority Revenue, BAM, AMBAC	0.000%	12/1/25	85	79
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,272
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,453
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	3,060
	Luzerne County PA Industrial Development Authority Lease Revenue, AGM	5.000%	12/15/25	1,000	1,207
	Manheim Township PA School District GO	5.000%	2/1/30	830	1,002
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,000	1,058
[2]	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	500	544
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,885
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,083
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,102
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/25	1,250	1,320
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,229
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,490
	Pennsylvania COP	5.000%	7/1/26	500	616
	Pennsylvania COP	5.000%	7/1/27	500	629
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,265
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,825
	Pennsylvania GO	5.000%	7/1/20	545	545
	Pennsylvania GO	5.375%	7/1/21	500	525
[2]	Pennsylvania GO	5.000%	11/15/21	500	532
	Pennsylvania GO	5.000%	8/15/23	2,000	2,278
	Pennsylvania GO	5.000%	1/1/24	1,500	1,731
	Pennsylvania GO	5.000%	8/15/24	500	589
	Pennsylvania GO	5.000%	1/1/26	3,295	4,043
	Pennsylvania GO	5.000%	9/15/26	1,500	1,875
	Pennsylvania GO	5.000%	7/15/27	2,500	3,193
	Pennsylvania GO	5.000%	7/15/28	4,975	6,512
	Pennsylvania GO	4.000%	1/1/29	3,000	3,532
	Pennsylvania GO	5.000%	3/15/32	8,000	9,376
	Pennsylvania GO	5.000%	10/15/32	1,000	1,138
	Pennsylvania GO	4.000%	3/1/36	1,000	1,166
	Pennsylvania GO	4.000%	3/1/37	1,000	1,162

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania GO, AGM	4.000%	8/15/30	1,000	1,141
	Pennsylvania GO, AGM	4.000%	3/1/33	1,110	1,313
	Pennsylvania GO, AGM	4.000%	3/1/34	1,670	1,968
	Pennsylvania GO, BAM	4.000%	3/1/37	1,000	1,166
	Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	203
[2]	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/22	500	541
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,473
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,222
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,192
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	757
[2]	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	495	505
[2]	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	265	270
[2]	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	695	709
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,259
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	2,013
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,313
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	907
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,678
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,921
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,768
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,280
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,537
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,729
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,205
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,000	1,255
	Pennsylvania Turnpike Commission Revenue, AGM	5.000%	6/1/26	1,635	1,977
	Pennsylvania Turnpike Commission Revenue, AGM	6.250%	6/1/33	1,760	2,258
[3]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.070%	12/1/21	1,315	1,311
	Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,126
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,168
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,175
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,911
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,200
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,523
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,136
	Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,043
	Philadelphia PA School District GO	5.250%	9/1/22	545	549
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,114
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,165
[7]	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	3,153
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,216
[2]	Philadelphia PA Water & Wastewater Revenue, AGM	5.000%	8/1/20	560	562
	Pittsburgh PA Water & Sewer Authority Revenue, AGM	5.000%	9/1/33	1,000	1,297
	Reading PA School District GO, AGM	5.000%	3/1/25	955	1,134
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	979
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	947

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,333
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,085	1,218
	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project), BAM	4.000%	6/15/29	1,075	1,231
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia), AGM	5.000%	6/1/26	1,650	2,003
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia), BAM	5.000%	6/1/24	1,535	1,769
[2]	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.250%	1/1/21	80	82
					155,967
Puerto Rico (0.2%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	725	740
	Puerto Rico Electric Power Authority Revenue, NATL	5.000%	7/1/21	500	502
	Puerto Rico Highway & Transportation Authority Revenue, BHAC, FGIC	5.250%	7/1/21	500	520
[6]	Puerto Rico Public Finance Corp. Revenue, AGM, AGC-ICC	6.000%	8/1/26	1,000	1,304
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	198	179
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,092
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,139	1,633
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	102
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	3,638	3,655
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	500	502
					10,229
Rhode Island (0.1%)
[2]	Narragansett RI Commission Wastewater System Revenue	5.000%	2/1/25	1,950	2,341
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	566
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	599
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	825	840
					4,346
South Carolina (0.5%)
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	679
[2]	Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/22	250	269
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	957
	Florence SC Water & Sewer Revenue	3.000%	9/1/34	1,610	1,765
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,854
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,174
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,186
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,742
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,141
	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT LIQ: Royal Bank of Canada	4.000%	2/1/24	1,895	2,081
	Piedmont SC Municipal Power Agency Revenue, NATL	0.000%	1/1/24	1,600	1,552
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,674
[2]	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23	1,000	1,148

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,741
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,310
	South Carolina Public Service Authority Revenue	5.000%	12/1/28	1,465	1,537
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,205	2,538
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,273
	South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,100	1,205
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,575
[7]	Spartanburg SC Regional Health Services District, AGM	5.000%	4/15/34	510	642
	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue, BAM	5.000%	12/1/26	1,000	1,197
					30,240
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,225
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,524
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,410
					8,159
Tennessee (1.1%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,207
[2]	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.000%	1/1/23	1,500	1,667
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/29	2,880	3,589
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,129
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,914
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38	3,810	4,528
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,158
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,076
	Memphis TN GO	5.000%	5/1/30	500	518
	Memphis TN GO	4.000%	6/1/31	1,000	1,164
	Memphis TN GO	4.000%	5/1/35	5,685	6,721
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21	625	627
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	510
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	600	600
	Shelby County Health Educational & Housing Facilities Board VRDO, AGM LOC: U.S. Bank NA	0.020%	7/1/20	5,300	5,300
	Tennergy Corp. TN Gas Revenue PUT LIQ: Royal Bank of Canada	5.000%	10/1/24	4,705	5,440
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,975
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	2,000
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,040
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,222
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,000	1,174
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	3,045	3,277
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,840

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee GO	5.000%	8/1/20	650	652
	Tennessee GO	5.000%	8/1/22	1,475	1,620
	Tennessee GO	4.000%	8/1/28	4,850	5,612
	Tennessee GO	5.000%	8/1/32	1,000	1,202
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,809
	Williamson County TN GO	4.000%	5/1/27	1,320	1,443
					62,014
Texas (5.1%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,539
	Allen TX Independent School District GO, PSF	5.000%	2/15/26	1,035	1,276
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.), PSF	4.000%	8/15/33	600	717
	Arlington TX Independent School District (Unlimited Tax) GO, PSF	5.000%	2/15/26	1,090	1,307
	Arlington TX Special Tax Revenue, AGM	5.000%	2/15/27	420	508
	Arlington TX Special Tax Revenue, AGM	5.000%	2/15/28	305	376
	Arlington TX Special Tax Revenue, BAM	5.000%	2/15/32	1,160	1,358
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,380
	Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,398
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,205
[6]	Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	532
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,218
[2]	Bexar County TX GO	5.000%	6/15/23	3,230	3,674
	Bexar County TX GO	5.000%	6/15/32	1,145	1,347
	Bexar County TX GO	4.000%	6/15/34	1,000	1,161
	Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,101
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,105
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	88
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	153
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,258
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	845	939
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	565	595
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,415	1,570
	Clear Creek TX Independent School District GO, PSF	5.000%	2/15/34	910	1,126
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	200	205
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	3,035
	Cypress-Fairbanks TX Independent School District GO, PSF	5.000%	2/15/25	500	514
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,228
[2]	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	500	556
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	1,670	1,988
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,050	2,693
	Dallas TX Independent School District GO, PSF	5.000%	2/15/23	485	499
	Dallas TX Independent School District GO, PSF	4.000%	2/15/29	2,265	2,591
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,340	1,419
[2]	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	195	206
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	210	222
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	2,051
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,132
	Eagle Mountain & Saginaw TX Independent School District GO, PSF PUT	2.000%	8/1/24	1,035	1,087
	El Paso TX GO	5.000%	8/15/28	750	982
	El Paso TX GO	5.000%	8/15/31	850	1,121
	El Paso TX GO	4.000%	8/15/34	1,000	1,218

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,344
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	463
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,705
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	882
	Garland TX Independent School District GO, PSF	5.000%	2/15/22	1,025	1,104
[5]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,789
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,702
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,261
[2]	Harris County TX GO	5.000%	10/1/21	280	296
	Harris County TX GO	5.000%	8/15/22	1,960	2,149
	Harris County TX GO	5.000%	10/1/23	20	21
	Harris County TX GO	5.000%	8/15/32	1,025	1,123
	Harris County TX GO	5.000%	10/1/36	1,200	1,430
	Harris County TX GO	5.000%	10/1/40	2,470	2,922
	Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	974
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	557
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,685	2,017
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,411
	Houston TX Airport System Revenue	5.000%	7/1/37	1,685	2,047
	Houston TX GO	5.000%	3/1/27	1,000	1,249
	Houston TX GO	4.000%	3/1/35	1,500	1,746
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,116
	Houston TX Independent School District GO, PSF	5.000%	2/15/27	1,750	2,155
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,359
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,707
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,173
	Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,017
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,162
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,349
	Katy TX Independent School District GO, PSF	4.000%	2/15/27	275	300
	Katy TX Independent School District GO, PSF	4.000%	2/15/28	375	408
	Klein TX Independent School District GO, PSF	5.000%	8/1/34	1,200	1,473
[2]	Lake Travis TX Independent School District GO, PSF	5.000%	2/15/21	500	515
	Lamar TX Consolidated Independent School District GO, PSF	5.000%	2/15/26	1,360	1,637
	Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,174
	Laredo TX Independent School District GO, PSF	4.000%	8/1/28	1,635	1,845
[7]	Lewisville TX Independent School District (Unlimited Tax Building) GO, PSF	5.000%	8/15/25	3,820	4,673
	Lone Star College System Texas GO	5.000%	2/15/28	1,410	1,731
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,425
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,437
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,163
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,115	1,406
	Lubbock TX GO	5.000%	2/15/23	500	538
	Mansfield TX Independent School District GO, PSF	5.000%	2/15/26	1,250	1,398
	Mansfield TX Independent School District GO, PSF	4.000%	2/15/29	1,265	1,382
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	285	275
	Mesquite TX Independent School District GO, PSF	4.000%	8/15/30	1,155	1,332

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Midlothian TX Independent School District Revenue GO, PSF PUT	2.000%	8/1/24	1,005	1,054
	Montgomery TX GO	4.000%	3/1/30	1,840	2,209
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,709
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,147
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,080
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	938
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/23	200	208
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/24	210	221
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/25	240	255
	North East TX Independent School District GO, PSF	5.250%	2/1/22	580	626
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,649
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,632
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,764
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,780
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,811
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,174
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,773
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,765
[2]	North Texas Tollway Authority System Revenue	5.500%	9/1/21	500	530
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,654
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,171
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,987
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,230	1,430
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	648
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	2,087
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,717
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,976
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,211
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,144
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,157
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,444
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,000	1,205
	North Texas Tollway Authority System Revenue, AGM	4.000%	1/1/37	1,520	1,694
	Northside TX Independent School District GO, PSF	5.000%	8/15/25	1,165	1,425
	Northside TX Independent School District GO, PSF	4.000%	8/15/32	1,305	1,533
	Northwest Independent School District Texas GO, PSF	5.000%	2/15/26	1,000	1,201
	Northwest Independent School District Texas GO, PSF	5.000%	2/15/32	1,760	2,089
	Northwest Independent School District Texas GO, PSF	4.000%	2/15/38	2,400	2,934
	Palestine Independent School District GO, PSF	5.000%	2/15/29	1,860	2,268
	Pasadena TX GO	4.000%	2/15/28	1,000	1,146
	Pearland TX GO	4.000%	3/1/32	1,095	1,274
	Pearland TX GO	4.000%	3/1/33	910	1,053
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	280
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	394
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,444

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pflugerville TX Independent School District GO, PSF	5.000%	2/15/25	1,600	1,927
	Richardson Independent School District GO, PSF	5.000%	2/15/26	3,020	3,738
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	514
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,098
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	1,560	1,918
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,415
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	3,000	3,985
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,232
	San Antonio TX GO	5.000%	8/1/20	225	226
	San Antonio TX GO	5.000%	2/1/22	1,000	1,028
	San Antonio TX GO	5.000%	2/1/24	500	514
	San Antonio TX GO	5.000%	2/1/26	1,000	1,199
	San Antonio TX GO	4.000%	2/1/29	1,000	1,066
	San Antonio TX Independent School District GO, PSF	5.000%	8/15/29	1,295	1,578
	San Antonio TX Independent School District GO, PSF	5.000%	8/15/37	2,495	2,970
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,223
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,068
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,814
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,534
	Spring TX Independent School District GO, PSF	5.000%	8/15/32	1,000	1,202
	Spring TX Independent School District GO, PSF	5.000%	8/15/35	1,370	1,688
	Sugar Land TX GO	5.000%	2/15/26	510	631
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	425
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,116
	Texas City TX Independent School District GO, PSF	5.000%	8/15/26	3,365	4,086
	Texas GO	5.000%	10/1/22	1,120	1,239
	Texas GO	5.000%	10/1/24	1,210	1,443
	Texas GO	5.000%	8/1/26	925	972
	Texas GO	5.000%	10/1/28	1,330	1,543
	Texas GO	5.000%	8/1/31	500	525
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/21	365	385
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	276
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	670
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	175	203
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/22	1,005	1,091
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/23	380	411
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/25	2,215	2,385
	Texas Municipal Gas Acquisition & Supply Corp III. Revenue	5.000%	12/15/28	1,335	1,429
	Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	524
	Texas Public Finance Authority Revenue (Texas Southern University), BAM	5.000%	11/1/21	1,020	1,067
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	2,009
	Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,637
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,637
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,828
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,445
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,645	2,071
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,366
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	576
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	880	963
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,724
[6]	Texas Turnpike Authority Central Texas Turnpike System Revenue, AMBAC	0.000%	8/15/20	285	285

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Turnpike Authority Central Texas Turnpike System Revenue, AMBAC	0.000%	8/15/20	525	525
	Texas Water Development Board Revenue	4.000%	10/15/32	1,000	1,208
	Texas Water Development Board Revenue	4.000%	10/15/33	1,610	1,954
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,771
	Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,385
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,056
[2]	Texas Water Financial Assistance GO	5.000%	8/1/21	740	776
	Texas Water Financial Assistance GO	5.000%	8/1/27	260	273
	Travis TX GO	5.000%	3/1/27	1,545	1,904
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,244
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,561
[2]	United TX Independent School District GO, PSF	5.000%	8/15/24	2,550	2,989
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,912
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,068
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	5,364
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,299
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,552
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	1,190	1,197
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	1,150	1,317
	West Travis County TX Public Utility Agency Revenue, BAM	5.000%	8/15/27	1,235	1,571
	West Travis County TX Public Utility Agency Revenue, BAM	4.000%	8/15/32	270	314
	Williamson County TX GO	5.000%	2/15/23	230	247
					294,297
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,295
	Central Utah Water Conservancy District GO	5.000%	4/1/30	500	516
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,188
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	8,287
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	877
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	941
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	1,063
	Utah GO	5.000%	7/1/21	1,300	1,362
	Utah GO	5.000%	7/1/22	1,410	1,542
	Utah GO	5.000%	7/1/24	1,015	1,203
[2]	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	1,285	1,574
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,210
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	585	657
					21,715
Vermont (0.0%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,417
Virginia (1.0%)
	Albermarle County VA Economic Development Authority Revenue (Sentara Healthcare Obliged) VRDO LOC: TD Bank NA	0.030%	7/1/20	13,500	13,500
	Arlington County VA GO	5.000%	8/1/23	600	659
	Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	522
	Fairfax County VA GO	5.000%	10/1/20	1,710	1,730
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,445
	Fairfax County VA GO	4.000%	10/1/32	1,415	1,684
	Fairfax County VA GO	5.000%	10/1/34	675	908
	Fairfax County VA Public Improvement GO	5.000%	4/1/21	420	435
[2]	Fairfax County VA Water Authority Revenue	5.000%	4/1/22	500	541

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,854
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,504
	Norfolk VA GO	5.000%	10/1/20	775	784
	Norfolk VA GO	5.000%	8/1/21	2,040	2,145
[2]	Norfolk VA GO	5.000%	9/1/24	1,090	1,299
[2]	Norfolk VA GO	5.000%	9/1/24	1,345	1,603
[2]	Norfolk VA Water Revenue	5.000%	5/1/22	495	538
	Norfolk VA Water Revenue	5.000%	11/1/31	5	5
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,459
[2]	Richmond VA GO	5.000%	3/1/23	1,000	1,124
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,233
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	535
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,284
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	662
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	465
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,287
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,640
[6]	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	25	28
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	330	364
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,462
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,410	2,547
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,760
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,481
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	2,044
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,482
	Virginia Public Building Authority Revenue	5.000%	11/1/31	125	137
	Virginia Public School Authority Revenue	4.000%	8/1/20	1,715	1,720
	Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,467
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,561
					59,898
Washington (1.2%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	1,002
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,420
[6]	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	685	685
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,465
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	2,173
	King County WA GO	5.000%	7/1/20	1,250	1,250
	King County WA GO	5.000%	1/1/24	500	535
	King County WA GO	4.000%	12/1/32	1,500	1,726
	King County WA Housing Authoirty Revenue	3.000%	6/1/40	1,000	1,040

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,122
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,000	1,225
	Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,777
	Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,110
	Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,076
	Port of Seattle WA Revenue	5.000%	8/1/29	250	268
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,207
	University of Washington Revenue	5.000%	4/1/31	335	346
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	393
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,195
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,679
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,300
	Washington GO	5.000%	7/1/20	1,000	1,000
[2]	Washington GO	5.000%	2/1/22	500	537
	Washington GO	5.000%	7/1/22	1,445	1,582
	Washington GO	5.000%	7/1/23	1,155	1,316
	Washington GO	5.000%	7/1/25	560	612
	Washington GO	5.000%	7/1/25	1,500	1,770
	Washington GO	4.000%	7/1/27	2,425	2,580
	Washington GO	5.000%	8/1/27	1,000	1,220
	Washington GO	4.000%	7/1/28	1,135	1,206
	Washington GO	5.000%	7/1/28	2,000	2,385
	Washington GO	4.000%	7/1/29	2,720	2,965
	Washington GO	5.000%	7/1/30	1,100	1,303
	Washington GO	5.000%	7/1/32	1,250	1,465
[7]	Washington GO	5.000%	6/1/35	1,500	1,955
	Washington GO	5.000%	8/1/36	2,070	2,639
	Washington GO	5.000%	8/1/37	3,685	4,243
	Washington GO	5.000%	8/1/38	2,070	2,624
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	2,001
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,132
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,500	1,797
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,124
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,225
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	940
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,194
	Washington State University General Revenue	5.000%	10/1/31	500	523
					67,332
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,110	1,375
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,759
	West Virginia GO	5.000%	12/1/35	1,000	1,271
	West Virginia GO	5.000%	6/1/36	1,000	1,268
	West Virginia GO	5.000%	6/1/38	2,500	3,230
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,555

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	964
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	825	1,055
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,271
					13,748
Wisconsin (0.9%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,128
	Madison WI GO	4.000%	10/1/26	1,500	1,795
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,376
	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO LOC: JPMorgan Chase Bank NA	0.020%	7/1/20	5,000	5,000
[6]	Wisconsin GO	5.000%	5/1/21	15	16
	Wisconsin GO	5.000%	5/1/21	835	868
[2]	Wisconsin GO	5.000%	5/1/22	500	543
[2]	Wisconsin GO	5.000%	5/1/22	35	38
[2]	Wisconsin GO	5.000%	5/1/22	2,210	2,400
	Wisconsin GO	5.000%	5/1/29	1,000	1,119
	Wisconsin GO	4.000%	5/1/33	1,665	1,965
	Wisconsin GO	5.000%	5/1/34	1,780	2,160
	Wisconsin GO	5.000%	5/1/34	3,880	4,973
	Wisconsin GO	5.000%	5/1/35	1,000	1,210
	Wisconsin GO	5.000%	5/1/36	2,000	2,348
	Wisconsin GO	5.000%	5/1/36	1,000	1,206
	Wisconsin GO	5.000%	5/1/38	1,740	2,151
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,291
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,703
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,659
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25	1,670	1,864
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,170
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	532
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,802
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	812
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,281
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	562
[2]	Wisconsin Transportation Revenue	5.000%	7/1/22	115	126
	Wisconsin Transportation Revenue	5.000%	7/1/23	385	421
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,425	1,803
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,694
	Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,213
					53,229
Wyoming (0.3%)
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.030%	7/1/20	13,435	13,435
	Wyoming Municipal Power Agency Power Supply Revenue, BAM	5.000%	1/1/34	1,000	1,212
					14,647
Total Tax-Exempt Municipal Bonds (Cost $2,809,562)					2,955,536

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Temporary Cash Investment (0.0%)
U.S. Government and Agency Obligations (0.0%)
[9]	United States Treasury Bill (Cost $1,230)	0.210%	9/15/20	1,230	1,230
Total Investments (99.7%) (Cost $4,320,150)					5,761,267
Other Assets and Liabilities—Net(0.3%)					19,581
Net Assets (100%)					5,780,848
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Prerefunded security. Maturity date disclosed is prerefunding date.
3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $30,502,000, representing 0.5% of net assets.
5	Step bond.
6	Escrowed to maturity.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2020.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Securities with a value of $1,230,000 have been segregated as initial margin for open futures contracts.

AGC-ICC—Assured Guaranty Corporation—Insured Custody Certificates.
AGM—Assured Guaranty Municipal Corporation.
AMBAC—American Municipal Bond Assurance Corporation.
BAM—Build America Mutual Assurance Company.
BAN—Bond Anticipation Note.
BHAC—Berkshire Hathaway Assurance Corporation.
COP—Certificate of Participation.
FGIC—Financial Guaranty Insurance Corporation.
FHA—Federal Housing Authority.
FHLMC—Federal Home Loan Mortgage Corporation.
FNMA—Federal National Mortgage Association.
GNMA—Government National Mortgage Association.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
LIQ—Liquidity Agreement.
LOC—Letter of Credit.
MBIA—Municipal Bond Investors Assurance.
NATL—National Public Finance Guarantee Corporation.
PSF—Permanent School Fund.
PUT—Put Option Obligation.
SBLF—Michigan School Bond Loan Fund.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax and Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	141	21,786	361
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,271,711)	5,711,857
Affiliated Issuers (Cost $48,439)	49,410
Total Investments in Securities	5,761,267
Investment in Vanguard	258
Cash	3,348
Cash Collateral Pledged—Futures Contracts	495
Receivables for Investment Securities Sold	2,446
Receivables for Accrued Income	33,910
Receivables for Capital Shares Issued	2,163
Variation Margin Receivable—Futures Contracts	300
Total Assets	5,804,187
Liabilities
Payables for Investment Securities Purchased	20,950
Payables for Capital Shares Redeemed	2,121
Payables to Vanguard	268
Total Liabilities	23,339
Net Assets	5,780,848
At June 30, 2020, net assets consisted of:

Paid-in Capital	4,428,182
Total Distributable Earnings (Loss)	1,352,666
Net Assets	5,780,848

Net Assets
Applicable to 170,217,645 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,780,848
Net Asset Value Per Share	$33.96
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends[1]	22,905
Interest	36,296
Total Income	59,201
Expenses
The Vanguard Group—Note B
Investment Advisory Services	203
Management and Administrative	2,105
Marketing and Distribution	177
Custodian Fees	12
Shareholders’ Reports	29
Trustees’ Fees and Expenses	2
Total Expenses	2,528
Net Investment Income	56,673
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(31,009)
Futures Contracts	(8,072)
Realized Net Gain (Loss)	(39,081)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(40,605)
Futures Contracts	(417)
Change in Unrealized Appreciation (Depreciation)	(41,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,430)
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $194,000, $97,000, and $971,000, respectively. Purchases and sales were $56,725,000 and $8,383,000, respectively.
2	Includes $10,506,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,673	111,513
Realized Net Gain (Loss)	(39,081)	(13,758)
Change in Unrealized Appreciation (Depreciation)	(41,022)	733,500
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,430)	831,255
Distributions[1]
Total Distributions	(56,156)	(113,064)
Capital Share Transactions
Issued	652,253	1,111,257
Issued in Lieu of Cash Distributions	46,361	93,909
Redeemed	(646,911)	(484,987)
Net Increase (Decrease) from Capital Share Transactions	51,703	720,179
Total Increase (Decrease)	(27,883)	1,438,370
Net Assets
Beginning of Period	5,808,731	4,370,361
End of Period	5,780,848	5,808,731
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$34.25	$29.65	$30.73	$27.85	$26.86	$26.79
Investment Operations
Net Investment Income	.332[1]	.701[1]	.688[1]	.622[1]	.595	.557
Net Realized and Unrealized Gain (Loss) on Investments	(.290)	4.603	(1.110)	2.871	.989	.067
Total from Investment Operations	.042	5.304	(.422)	3.493	1.584	.624
Distributions
Dividends from Net Investment Income[2]	(.332)	(.704)	(.658)	(.613)	(.594)	(.554)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.332)	(.704)	(.658)	(.613)	(.594)	(.554)
Net Asset Value, End of Period	$33.96	$34.25	$29.65	$30.73	$27.85	$26.86
Total Return[3]	0.21%	18.01%	-1.43%	12.64%	5.94%	2.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,781	$5,809	$4,370	$3,930	$3,096	$2,478
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.16%	2.22%	2.11%	2.20%	2.11%
Portfolio Turnover Rate	14%[4]	12%[4]	11%[4]	9%[4]	11%[4]	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 62%, 61%, 61%, 61%, 57%, and 62% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Tax-Managed Balanced Fund
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Tax-Managed Balanced Fund
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $258,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,804,501	—	—	2,804,501
Tax-Exempt Municipal Bonds	—	2,955,536	—	2,955,536
Temporary Cash Investment	—	1,230	—	1,230
Total	2,804,501	2,956,766	—	5,761,267

Derivative Financial Instruments
Assets
Futures Contracts[1]	300	—	—	300
1	Represents variation margin on the last day of the reporting period.

Tax-Managed Balanced Fund
D.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,326,176
Gross Unrealized Appreciation	1,486,611
Gross Unrealized Depreciation	(51,159)
Net Unrealized Appreciation (Depreciation)	1,435,452
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $48,397,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2020, the fund purchased $869,368,000 of investment securities and sold $775,861,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales include $0 and $11,038,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $318,885,000 and $277,200,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	Shares (000)	Shares (000)
Issued	19,676	34,370
Issued in Lieu of Cash Distributions	1,481	2,858
Redeemed	(20,525)	(15,016)
Net Increase (Decrease) in Shares Outstanding	632	22,212
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of June 30, 2020
Consumer Discretionary	15.6%
Consumer Staples	5.7
Energy	2.6
Financial Services	17.9
Health Care	13.8
Materials & Processing	2.9
Other	0.0
Producer Durables	9.0
Technology	27.8
Utilities	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Tax-Managed Capital Appreciation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Consumer Discretionary (15.5%)
*	Amazon.com Inc.	168,755	465,565
	Home Depot Inc.	408,845	102,420
	Walt Disney Co.	691,357	77,093
*	Netflix Inc.	168,110	76,497
	Comcast Corp. Class A	1,624,374	63,318
	Walmart Inc.	527,802	63,220
*	Tesla Inc.	54,181	58,505
	Costco Wholesale Corp.	174,571	52,932
	McDonald's Corp.	281,388	51,908
	NIKE Inc. Class B	465,745	45,666
	Lowe's Cos. Inc.	335,319	45,308
	Starbucks Corp.	481,204	35,412
*	Charter Communications Inc. Class A	54,799	27,950
*	Booking Holdings Inc.	15,692	24,987
*	O'Reilly Automotive Inc.	55,052	23,214
	Estee Lauder Cos. Inc. Class A	120,437	22,724
*	AutoZone Inc.	19,261	21,729
	TJX Cos. Inc.	420,379	21,254
	Target Corp.	168,692	20,231
	eBay Inc.	374,857	19,661
	Ross Stores Inc.	218,388	18,615
	Marriott International Inc. Class A	190,777	16,355
	Dollar General Corp.	85,818	16,349
*	CarMax Inc.	173,013	15,493
*	NVR Inc.	4,451	14,505
	Yum! Brands Inc.	148,953	12,946
	DR Horton Inc.	223,326	12,383
*	Spotify Technology SA	47,026	12,142
*	Dollar Tree Inc.	129,701	12,021
*	Lululemon Athletica Inc.	35,968	11,222
	Yum China Holdings Inc.	219,948	10,573
*	Uber Technologies Inc.	311,686	9,687
	Lennar Corp. Class A	139,359	8,587
*	Chipotle Mexican Grill Inc. Class A	8,048	8,469
	PulteGroup Inc.	230,354	7,839
		Shares	Market Value• ($000)
	Gentex Corp.	302,760	7,802
	Advance Auto Parts Inc.	53,298	7,592
	General Motors Co.	298,701	7,557
*	Tempur Sealy International Inc.	97,523	7,017
	PVH Corp.	138,683	6,664
	Hasbro Inc.	76,898	5,764
	Hilton Worldwide Holdings Inc.	76,165	5,594
	Expedia Group Inc.	67,567	5,554
	Darden Restaurants Inc.	71,885	5,447
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	5,313
	VF Corp.	85,904	5,235
*	Live Nation Entertainment Inc.	114,264	5,065
	Interpublic Group of Cos. Inc.	289,529	4,968
*	Burlington Stores Inc.	23,758	4,679
*	Liberty Broadband Corp. Class C	37,151	4,605
	Royal Caribbean Cruises Ltd.	90,926	4,574
	Las Vegas Sands Corp.	99,438	4,528
*	Visteon Corp.	65,288	4,472
*	Mohawk Industries Inc.	43,304	4,407
*	Norwegian Cruise Line Holdings Ltd.	268,057	4,404
*	Discovery Inc. Class C	218,533	4,209
	BorgWarner Inc.	115,872	4,090
*	Wayfair Inc. Class A	20,536	4,058
	Aptiv plc	51,636	4,023
*	Capri Holdings Ltd.	255,412	3,992
*	DISH Network Corp. Class A	115,135	3,973
	Hyatt Hotels Corp. Class A	77,726	3,909
	Best Buy Co. Inc.	43,631	3,808
	MGM Resorts International	224,393	3,770
*	Under Armour Inc. Class C	416,799	3,685
	Sirius XM Holdings Inc.	614,472	3,607
*	IAA Inc.	87,027	3,357
	ViacomCBS Inc. Class B	142,313	3,319
*	Murphy USA Inc.	29,029	3,268

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	3,232
	Toll Brothers Inc.	97,169	3,167
	Tractor Supply Co.	23,667	3,119
*	AutoNation Inc.	81,769	3,073
*	Bright Horizons Family Solutions Inc.	25,671	3,009
	Vail Resorts Inc.	15,867	2,890
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	2,885
	Omnicom Group Inc.	52,664	2,875
*	Carvana Co. Class A	23,076	2,774
*	Qurate Retail Inc. Class A	287,788	2,734
*	Floor & Decor Holdings Inc. Class A	47,227	2,723
	Ford Motor Co.	439,632	2,673
*	AMC Networks Inc. Class A	113,435	2,653
	Lear Corp.	24,271	2,646
*	Liberty Broadband Corp. Class A	20,734	2,534
*	frontdoor Inc.	56,944	2,524
*	Roku Inc. Class A	21,509	2,506
	Hanesbrands Inc.	201,094	2,270
*	Ulta Beauty Inc.	11,054	2,249
	Polaris Inc.	22,874	2,117
	Brinker International Inc.	88,019	2,112
*	ServiceMaster Global Holdings Inc.	57,616	2,056
	Pool Corp.	7,269	1,976
*	LKQ Corp.	74,828	1,961
	Foot Locker Inc.	66,070	1,927
	Ralph Lauren Corp. Class A	26,366	1,912
	Domino's Pizza Inc.	5,111	1,888
*	Planet Fitness Inc. Class A	30,743	1,862
	Wynn Resorts Ltd.	24,711	1,841
*	Etsy Inc.	16,913	1,797
*	Five Below Inc.	16,637	1,779
	News Corp. Class A	149,164	1,769
*	Urban Outfitters Inc.	105,463	1,605
*	Skechers U.S.A. Inc. Class A	50,066	1,571
*	Madison Square Garden Sports Corp.	10,563	1,552
*	Lyft Inc. Class A	43,861	1,448
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	1,402
	Genuine Parts Co.	15,808	1,375
	Harley-Davidson Inc.	53,991	1,283
*	Caesars Entertainment Corp.	101,328	1,229
	TripAdvisor Inc.	59,730	1,135
	AMERCO	3,700	1,118
*	Mattel Inc.	111,801	1,081
	Carnival Corp.	65,373	1,073
	Aramark	45,301	1,022
*	Discovery Inc. Class A	48,210	1,017
		Shares	Market Value• ($000)
*	Grand Canyon Education Inc.	11,186	1,013
	KAR Auction Services Inc.	70,720	973
*	Trade Desk Inc. Class A	2,301	935
*	Altice USA Inc. Class A	38,075	858
*	Madison Square Garden Entertainment Corp.	11,299	847
*	Hilton Grand Vacations Inc.	40,832	798
	John Wiley & Sons Inc. Class A	17,354	677
	Tiffany & Co.	5,492	670
*	Lions Gate Entertainment Corp. Class B	97,855	668
	Lennar Corp. Class B	10,425	481
	New York Times Co. Class A	10,912	459
	Nordstrom Inc.	26,916	417
	Cable One Inc.	219	389
*	2U Inc.	8,853	336
	Garmin Ltd.	2,897	282
	Thor Industries Inc.	2,150	229
	Brunswick Corp.	3,484	223
*	Under Armour Inc. Class A	19,750	192
	Wendy's Co.	7,938	173
	Service Corp. International	4,359	170
	Fox Corp. Class A	6,292	169
	Dunkin' Brands Group Inc.	2,399	157
	Nexstar Media Group Inc. Class A	1,169	98
*	Warner Music Group Corp. Class A	1,414	42
	Graham Holdings Co. Class B	1	—
			1,777,789
Consumer Staples (5.7%)
	Procter & Gamble Co.	954,158	114,089
	PepsiCo Inc.	535,067	70,768
	Coca-Cola Co.	1,464,748	65,445
	Philip Morris International Inc.	562,458	39,406
	Mondelez International Inc. Class A	613,781	31,383
	CVS Health Corp.	442,343	28,739
	Colgate-Palmolive Co.	383,803	28,117
*	Monster Beverage Corp.	298,547	20,695
	Clorox Co.	72,758	15,961
	McCormick & Co. Inc. (Non-Voting)	86,333	15,489
	Altria Group Inc.	380,314	14,927
	Constellation Brands Inc. Class A	83,261	14,567
	Kroger Co.	430,206	14,562
	Kimberly-Clark Corp.	97,965	13,847
	Church & Dwight Co. Inc.	172,528	13,336
	Brown-Forman Corp. Class B	191,278	12,177

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Walgreens Boots Alliance Inc.	274,260	11,626
	McKesson Corp.	71,832	11,020
	Hormel Foods Corp.	224,493	10,836
	Hershey Co.	81,773	10,599
	Tyson Foods Inc. Class A	163,958	9,790
	Archer-Daniels-Midland Co.	242,636	9,681
	General Mills Inc.	150,379	9,271
	Corteva Inc.	299,039	8,011
	Sysco Corp.	122,705	6,707
	J M Smucker Co.	51,896	5,491
	Campbell Soup Co.	103,441	5,134
	Ingredion Inc.	54,756	4,545
*	Post Holdings Inc.	51,240	4,490
*	US Foods Holding Corp.	207,500	4,092
	Keurig Dr Pepper Inc.	121,099	3,439
	Kraft Heinz Co.	83,022	2,648
	Molson Coors Beverage Co. Class B	71,712	2,464
	Energizer Holdings Inc.	44,751	2,125
*	Edgewell Personal Care Co.	65,859	2,052
*	Hain Celestial Group Inc.	62,113	1,957
	Kellogg Co.	26,928	1,779
	Lamb Weston Holdings Inc.	23,087	1,476
*	Beyond Meat Inc.	11,011	1,475
*	Herbalife Nutrition Ltd.	27,738	1,248
	Bunge Ltd.	20,905	860
	Conagra Brands Inc.	13,899	489
*	Pilgrim's Pride Corp.	24,098	407
*	TreeHouse Foods Inc.	7,588	332
*	Grocery Outlet Holding Corp.	6,987	285
	Casey's General Stores Inc.	1,891	283
	Flowers Foods Inc.	8,141	182
	Brown-Forman Corp. Class A	2,600	150
	Spectrum Brands Holdings Inc.	10	—
			648,452
Energy (2.5%)
	Exxon Mobil Corp.	1,633,681	73,058
	Chevron Corp.	759,997	67,815
	ConocoPhillips	457,409	19,220
	Phillips 66	175,747	12,636
	EOG Resources Inc.	226,479	11,473
	Valero Energy Corp.	175,202	10,305
	Kinder Morgan Inc.	524,756	7,961
	Marathon Petroleum Corp.	206,329	7,713
	National Oilwell Varco Inc.	519,976	6,370
	Pioneer Natural Resources Co.	57,047	5,574
*	Transocean Ltd.	3,013,163	5,514
	Williams Cos. Inc.	279,381	5,314
	Hess Corp.	99,652	5,163
	Schlumberger Ltd.	237,236	4,363
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	92,292	3,860
	Continental Resources Inc.	215,006	3,769
	Cabot Oil & Gas Corp.	209,282	3,595
*	WPX Energy Inc.	556,795	3,552
	Concho Resources Inc.	66,922	3,446
	Parsley Energy Inc. Class A	263,570	2,815
	Range Resources Corp.	489,375	2,755
	EQT Corp.	224,460	2,671
*	Antero Resources Corp.	1,030,781	2,618
*	Cheniere Energy Inc.	47,717	2,306
*	First Solar Inc.	45,956	2,275
*	ChampionX Corp.	232,354	2,268
	Marathon Oil Corp.	237,954	1,456
	Apache Corp.	107,295	1,448
	Patterson-UTI Energy Inc.	406,477	1,410
	Devon Energy Corp.	92,328	1,047
	ONEOK Inc.	29,311	974
*	Centennial Resource Development Inc. Class A	1,030,380	917
	HollyFrontier Corp.	30,826	900
	Noble Energy Inc.	69,311	621
	Baker Hughes Co. Class A	39,956	615
	Equitrans Midstream Corp.	61,755	513
	Antero Midstream Corp.	96,216	491
	Cimarex Energy Co.	17,698	487
*	Chesapeake Energy Corp.	12,758	63
	Occidental Petroleum Corp.	502	9
			289,360
Financial Services (17.9%)
*	Berkshire Hathaway Inc. Class B	780,251	139,283
	Visa Inc. Class A	652,984	126,137
	JPMorgan Chase & Co.	1,225,973	115,315
	Mastercard Inc. Class A	350,780	103,726
*	PayPal Holdings Inc.	530,612	92,449
	Bank of America Corp.	3,186,741	75,685
	American Tower Corp.	191,001	49,381
	Citigroup Inc.	842,383	43,046
	S&P Global Inc.	126,526	41,688
	Global Payments Inc.	240,244	40,750
	Fidelity National Information Services Inc.	244,418	32,774
	SBA Communications Corp. Class A	108,028	32,184
*	Fiserv Inc.	322,884	31,520
	MSCI Inc. Class A	89,792	29,974
	Wells Fargo & Co.	1,157,264	29,626
	Goldman Sachs Group Inc.	137,848	27,242
	Crown Castle International Corp.	159,136	26,631
	American Express Co.	278,851	26,547
	Aon plc Class A	131,905	25,405
	Morgan Stanley	517,127	24,977
	Equinix Inc.	35,362	24,835

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Intercontinental Exchange Inc.	258,215	23,652
	Prologis Inc.	238,915	22,298
	Progressive Corp.	276,677	22,165
	Moody's Corp.	79,453	21,828
	BlackRock Inc.	37,553	20,432
	CME Group Inc.	117,596	19,114
	Charles Schwab Corp.	488,147	16,470
	Marsh & McLennan Cos. Inc.	151,096	16,223
	E*TRADE Financial Corp.	313,916	15,611
	Truist Financial Corp.	410,103	15,399
	US Bancorp	404,442	14,892
	Chubb Ltd.	111,307	14,094
	Brown & Brown Inc.	339,907	13,855
	Nasdaq Inc.	108,085	12,913
	PNC Financial Services Group Inc.	122,468	12,885
	Ameriprise Financial Inc.	85,696	12,858
	Equifax Inc.	74,207	12,755
	Aflac Inc.	343,336	12,370
*	CBRE Group Inc. Class A	273,143	12,352
	Equity LifeStyle Properties Inc.	191,794	11,983
	T. Rowe Price Group Inc.	94,267	11,642
	First Republic Bank	109,245	11,579
	Travelers Cos. Inc.	101,507	11,577
	Public Storage	58,955	11,313
	Allstate Corp.	115,698	11,222
	State Street Corp.	161,007	10,232
	Digital Realty Trust Inc.	69,624	9,894
	Discover Financial Services	192,833	9,659
*	Arch Capital Group Ltd.	330,885	9,480
	Jack Henry & Associates Inc.	51,040	9,393
	W R Berkley Corp.	163,287	9,355
*	Markel Corp.	9,988	9,221
	American Homes 4 Rent Class A	341,378	9,183
	Prudential Financial Inc.	148,776	9,060
	Equity Residential	151,097	8,888
	AvalonBay Communities Inc.	55,429	8,572
	Globe Life Inc.	114,540	8,502
	Commerce Bancshares Inc.	136,447	8,114
	Assurant Inc.	78,002	8,057
	MetLife Inc.	219,295	8,009
	Essex Property Trust Inc.	34,528	7,913
	Alexandria Real Estate Equities Inc.	48,265	7,831
	CoreLogic Inc.	115,740	7,780
	Welltower Inc.	149,170	7,720
	Capital One Financial Corp.	119,995	7,510
	SEI Investments Co.	135,491	7,449
	Extra Space Storage Inc.	80,139	7,402
	Mid-America Apartment Communities Inc.	64,098	7,350
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	57,899	7,306
	Alleghany Corp.	14,798	7,238
*	FleetCor Technologies Inc.	28,478	7,163
	Boston Properties Inc.	78,095	7,058
	Bank of New York Mellon Corp.	175,334	6,777
	Zions Bancorp NA	193,574	6,582
	American International Group Inc.	203,346	6,340
	Fifth Third Bancorp	324,179	6,250
	Raymond James Financial Inc.	89,742	6,177
	White Mountains Insurance Group Ltd.	6,722	5,969
	Equity Commonwealth	181,401	5,841
	Simon Property Group Inc.	84,491	5,778
	TD Ameritrade Holding Corp.	156,917	5,709
	Popular Inc.	153,360	5,700
*	Howard Hughes Corp.	103,266	5,365
	Synchrony Financial	241,273	5,347
	Lincoln National Corp.	142,402	5,239
*	SVB Financial Group	24,254	5,227
	KeyCorp	427,062	5,202
	Jones Lang LaSalle Inc.	49,345	5,105
*	Texas Capital Bancshares Inc.	164,068	5,065
	Hanover Insurance Group Inc.	49,487	5,015
	MFA Financial Inc.	2,009,395	5,003
*	Square Inc. Class A	47,181	4,951
	Loews Corp.	143,441	4,919
	Sun Communities Inc.	36,053	4,892
	Douglas Emmett Inc.	159,344	4,885
	East West Bancorp Inc.	134,347	4,869
	M&T Bank Corp.	46,002	4,783
	SLM Corp.	676,250	4,754
	Principal Financial Group Inc.	113,203	4,702
	Reinsurance Group of America Inc.	59,891	4,698
	Willis Towers Watson plc	23,242	4,577
	Invitation Homes Inc.	160,663	4,423
	American Financial Group Inc.	69,403	4,404
	Realty Income Corp.	73,970	4,401
*	Athene Holding Ltd. Class A	139,432	4,349
	Signature Bank	38,591	4,126
	Apartment Investment & Management Co. Class A	104,834	3,946
*	Zillow Group Inc. Class C	65,681	3,784
	Camden Property Trust	41,323	3,769
	Cullen/Frost Bankers Inc.	47,275	3,532
	Eaton Vance Corp.	85,976	3,319
	Lamar Advertising Co. Class A	49,553	3,308

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	MGIC Investment Corp.	400,875	3,283
	New Residential Investment Corp.	438,693	3,259
*	Brighthouse Financial Inc.	115,688	3,218
*	Euronet Worldwide Inc.	33,136	3,175
	OneMain Holdings Inc.	127,257	3,123
	Voya Financial Inc.	66,731	3,113
	Host Hotels & Resorts Inc.	279,419	3,015
	Weyerhaeuser Co.	133,802	3,005
	Hartford Financial Services Group Inc.	77,281	2,979
	Wintrust Financial Corp.	61,293	2,674
	Two Harbors Investment Corp.	512,367	2,582
	SL Green Realty Corp.	49,442	2,437
*	Zillow Group Inc. Class A	40,603	2,334
	Northern Trust Corp.	28,975	2,299
	Interactive Brokers Group Inc. Class A	54,320	2,269
	Associated Banc-Corp	160,223	2,192
	BOK Financial Corp.	38,470	2,171
	Pinnacle Financial Partners Inc.	50,118	2,104
	CIT Group Inc.	99,556	2,064
	Sterling Bancorp	171,424	2,009
	CNA Financial Corp.	61,718	1,984
	Duke Realty Corp.	55,872	1,977
	Federal Realty Investment Trust	22,503	1,917
	Hudson Pacific Properties Inc.	74,201	1,867
	Ventas Inc.	48,188	1,765
	Starwood Property Trust Inc.	110,744	1,657
	Chimera Investment Corp.	172,128	1,654
	Empire State Realty Trust Inc. Class A	228,476	1,599
	Jefferies Financial Group Inc.	99,994	1,555
	TransUnion	17,546	1,527
	Kilroy Realty Corp.	25,667	1,507
*	WEX Inc.	8,803	1,453
	JBG SMITH Properties	48,596	1,437
*	Credit Acceptance Corp.	3,350	1,404
	First Horizon National Corp.	138,758	1,382
	Americold Realty Trust	37,960	1,378
	Bank of Hawaii Corp.	20,047	1,231
	Paramount Group Inc.	150,986	1,164
	Arthur J Gallagher & Co.	11,257	1,097
*	Fair Isaac Corp.	2,573	1,076
	Ally Financial Inc.	52,542	1,042
	Fidelity National Financial Inc.	29,371	901
	Vornado Realty Trust	23,013	879
	TFS Financial Corp.	59,947	858
	Western Alliance Bancorp	22,046	835
		Shares	Market Value• ($000)
	People's United Financial Inc.	68,742	795
	VICI Properties Inc.	32,219	651
	Iron Mountain Inc.	23,460	612
	Santander Consumer USA Holdings Inc.	30,462	561
	Navient Corp.	77,311	543
	Lazard Ltd. Class A	18,454	528
	New York Community Bancorp Inc.	49,670	507
	CoreSite Realty Corp.	3,856	467
	MarketAxess Holdings Inc.	871	436
	CyrusOne Inc.	5,522	402
	FactSet Research Systems Inc.	1,172	385
	Kemper Corp.	3,979	289
	RenaissanceRe Holdings Ltd.	1,648	282
	Morningstar Inc.	1,993	281
	CubeSmart	8,137	220
	Life Storage Inc.	2,246	213
	Affiliated Managers Group Inc.	2,736	204
	Rayonier Inc.	5,784	143
	Primerica Inc.	877	102
	Unum Group	3,563	59
	First Citizens BancShares Inc. Class A	100	40
	Erie Indemnity Co. Class A	166	32
			2,041,281
Health Care (13.8%)
	Johnson & Johnson	1,054,235	148,257
	UnitedHealth Group Inc.	365,357	107,762
	Merck & Co. Inc.	982,523	75,979
	Pfizer Inc.	2,125,285	69,497
	AbbVie Inc.	635,184	62,362
	Abbott Laboratories	643,664	58,850
	Amgen Inc.	247,879	58,465
	Thermo Fisher Scientific Inc.	155,049	56,180
	Bristol-Myers Squibb Co.	928,530	54,598
	Eli Lilly & Co.	304,769	50,037
	Medtronic plc	464,846	42,626
	Danaher Corp.	234,546	41,475
	Gilead Sciences Inc.	476,202	36,639
	Zoetis Inc. Class A	254,386	34,861
	Cigna Corp.	178,369	33,471
*	Vertex Pharmaceuticals Inc.	114,915	33,361
	Becton Dickinson and Co.	127,458	30,497
	Anthem Inc.	107,426	28,251
*	Boston Scientific Corp.	792,501	27,825
	Humana Inc.	66,624	25,833
*	Regeneron Pharmaceuticals Inc.	34,720	21,653
	Stryker Corp.	115,763	20,859
*	Intuitive Surgical Inc.	36,109	20,576
*	Biogen Inc.	74,675	19,979

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	207,812	18,364
*	Illumina Inc.	48,292	17,885
	Baxter International Inc.	179,475	15,453
	Teleflex Inc.	42,189	15,356
*	Centene Corp.	230,494	14,648
*	DexCom Inc.	35,827	14,524
*	Laboratory Corp. of America Holdings	79,685	13,236
*	Charles River Laboratories International Inc.	75,470	13,158
	Cooper Cos. Inc.	45,386	12,873
*	Edwards Lifesciences Corp.	182,538	12,615
	Zimmer Biomet Holdings Inc.	99,842	11,917
	Bio-Techne Corp.	44,945	11,869
*	Seattle Genetics Inc.	67,982	11,552
	AmerisourceBergen Corp. Class A	108,828	10,967
	PerkinElmer Inc.	107,266	10,522
*	Incyte Corp.	94,863	9,863
*	QIAGEN NV	227,726	9,749
*	IQVIA Holdings Inc.	66,306	9,408
*	Veeva Systems Inc. Class A	37,867	8,877
*	Exelixis Inc.	353,309	8,388
	Quest Diagnostics Inc.	73,465	8,372
*	Alnylam Pharmaceuticals Inc.	53,959	7,992
	Cardinal Health Inc.	146,440	7,643
*	Moderna Inc.	118,726	7,623
*	IDEXX Laboratories Inc.	22,213	7,334
*	Henry Schein Inc.	123,189	7,193
	Bruker Corp.	162,910	6,627
	Universal Health Services Inc. Class B	69,799	6,484
*	Bio-Rad Laboratories Inc. Class A	13,813	6,236
	Cerner Corp.	89,396	6,128
*	Varian Medical Systems Inc.	47,186	5,781
*	Ionis Pharmaceuticals Inc.	95,586	5,636
*	Hologic Inc.	97,853	5,578
*	BioMarin Pharmaceutical Inc.	43,646	5,383
	DENTSPLY SIRONA Inc.	110,655	4,875
	HCA Healthcare Inc.	46,897	4,552
*	Catalent Inc.	56,383	4,133
*	Alexion Pharmaceuticals Inc.	31,406	3,525
	STERIS plc	20,974	3,218
*	Neurocrine Biosciences Inc.	26,196	3,196
*	DaVita Inc.	40,030	3,168
	West Pharmaceutical Services Inc.	12,440	2,826
*	Masimo Corp.	11,382	2,595
*	Align Technology Inc.	9,439	2,590
*	Molina Healthcare Inc.	14,204	2,528
*	Insulet Corp.	12,068	2,344
		Shares	Market Value• ($000)
*	Immunomedics Inc.	64,700	2,293
*	Penumbra Inc.	11,973	2,141
*	Exact Sciences Corp.	22,681	1,972
*	Horizon Therapeutics plc	35,313	1,963
	Hill-Rom Holdings Inc.	14,895	1,635
*	United Therapeutics Corp.	12,486	1,511
*	Bluebird Bio Inc.	24,671	1,506
*	Teladoc Health Inc.	7,300	1,393
*	MEDNAX Inc.	78,243	1,338
*	Integra LifeSciences Holdings Corp.	28,188	1,325
	Cantel Medical Corp.	28,876	1,277
*	Envista Holdings Corp.	57,545	1,214
*	Sage Therapeutics Inc.	27,700	1,152
*	Jazz Pharmaceuticals plc	10,251	1,131
*	Acadia Healthcare Co. Inc.	43,965	1,104
*	Elanco Animal Health Inc.	46,390	995
*	Change Healthcare Inc.	75,615	847
*	Agios Pharmaceuticals Inc.	15,198	813
*	Premier Inc. Class A	23,021	789
*	Brookdale Senior Living Inc.	262,173	773
*	PRA Health Sciences Inc.	7,939	772
	Chemed Corp.	1,705	769
*	ICU Medical Inc.	3,463	638
*	Guardant Health Inc.	6,582	534
*	Avantor Inc.	29,947	509
*	Varex Imaging Corp.	29,310	444
*	ABIOMED Inc.	1,539	372
*	Adaptive Biotechnologies Corp.	7,594	367
	Encompass Health Corp.	4,425	274
*	Nektar Therapeutics Class A	10,151	235
	Perrigo Co. plc	3,816	211
*	Alkermes plc	10,236	199
	ResMed Inc.	785	151
*	Sarepta Therapeutics Inc.	940	151
			1,577,475
Materials & Processing (2.9%)
	Linde plc	184,824	39,203
	Sherwin-Williams Co.	43,850	25,339
	Ecolab Inc.	124,671	24,803
	Newmont Corp.	319,112	19,702
	Air Products & Chemicals Inc.	64,373	15,544
	Ball Corp.	221,978	15,425
	FMC Corp.	139,839	13,931
	Fastenal Co.	264,288	11,322
	Vulcan Materials Co.	90,102	10,438
	Martin Marietta Materials Inc.	48,394	9,997
	Lennox International Inc.	40,714	9,486
*	Crown Holdings Inc.	142,855	9,304
	DuPont de Nemours Inc.	164,198	8,724
	Celanese Corp. Class A	99,812	8,618

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	LyondellBasell Industries NV Class A	123,383	8,109
	Scotts Miracle-Gro Co.	58,646	7,886
	Eagle Materials Inc.	103,370	7,259
	Armstrong World Industries Inc.	92,828	7,237
	Albemarle Corp.	93,422	7,213
	Southern Copper Corp.	151,668	6,032
	Owens Corning	104,712	5,839
	Dow Inc.	129,023	5,259
	Reliance Steel & Aluminum Co.	47,511	4,510
	Freeport-McMoRan Inc.	357,538	4,137
*	Alcoa Corp.	363,031	4,080
	PPG Industries Inc.	34,752	3,686
	Mosaic Co.	265,008	3,315
	Valmont Industries Inc.	27,975	3,178
	Sealed Air Corp.	93,708	3,078
	Nucor Corp.	71,365	2,955
	Packaging Corp. of America	27,444	2,739
	Trane Technologies plc	30,477	2,712
	Hexcel Corp.	49,117	2,221
*	Element Solutions Inc.	176,547	1,916
	MDU Resources Group Inc.	85,867	1,905
	Howmet Aerospace Inc.	108,682	1,723
*	Berry Global Group Inc.	35,739	1,584
	International Paper Co.	41,683	1,468
	Eastman Chemical Co.	20,871	1,453
*	Livent Corp.	226,166	1,393
*	Axalta Coating Systems Ltd.	58,104	1,310
	O-I Glass Inc.	143,312	1,287
	W R Grace & Co.	22,732	1,155
*	AdvanSix Inc.	90,394	1,061
	CF Industries Holdings Inc.	35,526	1,000
	Westlake Chemical Corp.	18,022	967
	Royal Gold Inc.	6,912	859
	RPM International Inc.	5,251	394
	Silgan Holdings Inc.	10,388	336
	AptarGroup Inc.	2,836	318
	Avery Dennison Corp.	1,541	176
	Ashland Global Holdings Inc.	2,523	174
	International Flavors & Fragrances Inc.	1,345	165
	United States Steel Corp.	22,107	160
	Sonoco Products Co.	2,414	126
			334,211
Other (0.0%)
*,1	American International Group Inc. Warrants Exp. 01/19/2021	6,859	—
Producer Durables (9.0%)
	Union Pacific Corp.	268,758	45,439
	Accenture plc Class A	209,138	44,906
	Boeing Co.	220,687	40,452
	Honeywell International Inc.	237,277	34,308
		Shares	Market Value• ($000)
	Raytheon Technologies Corp.	519,763	32,028
	3M Co.	192,197	29,981
*	Copart Inc.	312,132	25,991
	United Parcel Service Inc. Class B	231,441	25,732
	CSX Corp.	354,891	24,750
	Illinois Tool Works Inc.	140,698	24,601
	Verisk Analytics Inc. Class A	139,675	23,773
	General Electric Co.	3,388,827	23,146
	Northrop Grumman Corp.	73,450	22,581
	Caterpillar Inc.	176,137	22,281
	Norfolk Southern Corp.	124,683	21,891
	Roper Technologies Inc.	54,880	21,308
*	Mettler-Toledo International Inc.	26,317	21,200
	Old Dominion Freight Line Inc.	124,615	21,133
	Lockheed Martin Corp.	57,607	21,022
	Cintas Corp.	75,609	20,139
	TransDigm Group Inc.	42,034	18,581
	General Dynamics Corp.	114,543	17,120
	Waste Management Inc.	149,550	15,839
	FedEx Corp.	110,809	15,538
*	Keysight Technologies Inc.	142,690	14,380
	AMETEK Inc.	153,098	13,682
	Automatic Data Processing Inc.	89,374	13,307
	Deere & Co.	83,352	13,099
*	CoStar Group Inc.	18,223	12,951
*	Waters Corp.	71,206	12,846
	IDEX Corp.	78,733	12,443
	Parker-Hannifin Corp.	67,177	12,311
	Jacobs Engineering Group Inc.	141,129	11,968
	Eaton Corp. plc	132,269	11,571
	PACCAR Inc.	146,055	10,932
	Expeditors International of Washington Inc.	139,607	10,616
*	Zebra Technologies Corp. Class A	40,590	10,389
	Emerson Electric Co.	163,699	10,154
	Southwest Airlines Co.	284,914	9,738
	JB Hunt Transport Services Inc.	78,704	9,471
	Toro Co.	139,713	9,269
	Cummins Inc.	52,527	9,101
	Otis Worldwide Corp.	157,191	8,938
	Landstar System Inc.	78,365	8,801
	Delta Air Lines Inc.	310,335	8,705
*	United Airlines Holdings Inc.	240,863	8,336
	Fortive Corp.	121,889	8,247
	BWX Technologies Inc.	143,634	8,135
	Huntington Ingalls Industries Inc.	44,901	7,835
	WW Grainger Inc.	24,754	7,777

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Carlisle Cos. Inc.	61,798	7,395
	Genpact Ltd.	193,618	7,071
	Carrier Global Corp.	314,383	6,986
	FLIR Systems Inc.	164,529	6,675
*	HD Supply Holdings Inc.	190,888	6,614
	Xylem Inc.	91,046	5,914
	AGCO Corp.	105,204	5,835
	Oshkosh Corp.	80,575	5,771
	Textron Inc.	165,096	5,433
	Robert Half International Inc.	91,824	4,851
	Donaldson Co. Inc.	102,283	4,758
	Graco Inc.	98,621	4,733
	Westinghouse Air Brake Technologies Corp.	77,412	4,457
	Johnson Controls International plc	127,676	4,359
	Stanley Black & Decker Inc.	29,193	4,069
	ITT Inc.	68,646	4,032
	ManpowerGroup Inc.	54,157	3,723
	Rockwell Automation Inc.	17,102	3,643
*	Teledyne Technologies Inc.	10,446	3,248
	CH Robinson Worldwide Inc.	39,317	3,108
	MSC Industrial Direct Co. Inc. Class A	41,610	3,030
	HEICO Corp.	28,866	2,876
*	Trimble Inc.	62,991	2,721
	Republic Services Inc. Class A	31,721	2,603
	Flowserve Corp.	87,321	2,490
	Quanta Services Inc.	62,470	2,451
	Allison Transmission Holdings Inc.	62,972	2,316
*	Stericycle Inc.	40,057	2,242
	Spirit AeroSystems Holdings Inc. Class A	87,022	2,083
*	Clean Harbors Inc.	31,830	1,909
*	Resideo Technologies Inc.	142,255	1,667
*	AECOM	42,191	1,586
	Allegion plc	13,639	1,394
*	WESCO International Inc.	34,294	1,204
*	Sensata Technologies Holding plc	31,461	1,171
	Xerox Holdings Corp.	68,021	1,040
*	Kirby Corp.	17,699	948
*	Ingersoll Rand Inc.	26,893	756
	Booz Allen Hamilton Holding Corp. Class A	8,520	663
*	Virgin Galactic Holdings Inc.	21,100	345
	Littelfuse Inc.	1,596	272
*	Paylocity Holding Corp.	1,635	239
*	Middleby Corp.	198	16
			1,027,439
Technology (27.8%)
	Apple Inc.	1,679,168	612,559
		Shares	Market Value• ($000)
	Microsoft Corp.	2,982,070	606,881
*	Facebook Inc. Class A	955,491	216,963
*	Alphabet Inc. Class A	119,427	169,353
*	Alphabet Inc. Class C	117,201	165,677
	Intel Corp.	1,660,152	99,327
*	Adobe Inc.	214,882	93,540
	NVIDIA Corp.	240,682	91,437
	Cisco Systems Inc.	1,631,686	76,102
*	salesforce.com Inc.	357,633	66,995
	Texas Instruments Inc.	364,394	46,267
	Oracle Corp.	784,839	43,378
	Broadcom Inc.	135,881	42,885
	QUALCOMM Inc.	463,222	42,250
	Intuit Inc.	126,429	37,447
*	Autodesk Inc.	137,631	32,920
	Applied Materials Inc.	533,823	32,270
	International Business Machines Corp.	266,290	32,160
	Lam Research Corp.	96,753	31,296
*	Cadence Design Systems Inc.	319,022	30,613
*	Synopsys Inc.	152,426	29,723
	Activision Blizzard Inc.	314,746	23,889
*	ServiceNow Inc.	58,145	23,552
	Teradyne Inc.	262,921	22,219
*	Micron Technology Inc.	425,885	21,942
	KLA Corp.	97,261	18,915
*	Advanced Micro Devices Inc.	324,085	17,050
	Amphenol Corp. Class A	175,784	16,842
	Analog Devices Inc.	135,294	16,592
*	Zoom Video Communications Inc. Class A	62,300	15,796
*	Electronic Arts Inc.	115,721	15,281
	L3Harris Technologies Inc.	87,964	14,925
*	IAC/interactivecorp	45,781	14,806
	Cognizant Technology Solutions Corp. Class A	249,738	14,190
*	Fortinet Inc.	90,195	12,381
	Citrix Systems Inc.	82,541	12,209
	Corning Inc.	448,584	11,618
*	Workday Inc. Class A	54,903	10,287
*	Atlassian Corp. plc Class A	55,455	9,997
*	VeriSign Inc.	44,478	9,199
*	ANSYS Inc.	30,794	8,984
*	Zynga Inc. Class A	926,065	8,835
	Xilinx Inc.	89,071	8,764
*	Arrow Electronics Inc.	124,274	8,536
*	Black Knight Inc.	108,710	7,888
*	Palo Alto Networks Inc.	34,244	7,865
	Hewlett Packard Enterprise Co.	786,355	7,651
	Dolby Laboratories Inc. Class A	115,638	7,617
	HP Inc.	434,070	7,566

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Twitter Inc.	245,298	7,307
	Juniper Networks Inc.	273,671	6,256
	NetApp Inc.	137,603	6,105
*	Okta Inc. Class A	30,391	6,085
*	Match Group Inc.	56,332	6,030
*	Splunk Inc.	30,305	6,022
	Motorola Solutions Inc.	42,782	5,995
*	Gartner Inc.	49,072	5,954
	Microchip Technology Inc.	54,585	5,748
	SS&C Technologies Holdings Inc.	101,768	5,748
	IHS Markit Ltd.	72,004	5,436
*	GoDaddy Inc. Class A	73,840	5,415
*	Twilio Inc. Class A	24,471	5,369
*	Guidewire Software Inc.	47,991	5,320
	NortonLifeLock Inc.	266,482	5,284
	Western Digital Corp.	106,868	4,718
*	Dell Technologies Inc. Class C	77,738	4,271
*	VMware Inc. Class A	27,456	4,252
	Skyworks Solutions Inc.	32,649	4,174
*	Qorvo Inc.	37,483	4,143
*	DocuSign Inc. Class A	21,852	3,763
*	Nuance Communications Inc.	139,537	3,531
*	Manhattan Associates Inc.	33,339	3,141
*	Tyler Technologies Inc.	8,729	3,028
*	Akamai Technologies Inc.	28,114	3,011
	Avnet Inc.	105,416	2,940
*	Zendesk Inc.	29,758	2,634
*	ON Semiconductor Corp.	132,764	2,631
*	RingCentral Inc. Class A	8,651	2,466
*	PTC Inc.	31,366	2,440
	Leidos Holdings Inc.	24,871	2,330
	Universal Display Corp.	15,011	2,246
	CDK Global Inc.	48,394	2,004
*	Ciena Corp.	36,136	1,957
*	Grubhub Inc.	27,361	1,923
*	NCR Corp.	107,900	1,869
*	Paycom Software Inc.	5,741	1,778
	Marvell Technology Group Ltd.	50,594	1,774
*	RealPage Inc.	26,577	1,728
	Perspecta Inc.	71,796	1,668
	Cognex Corp.	27,531	1,644
*	Ceridian HCM Holding Inc.	19,020	1,508
*	HubSpot Inc.	6,425	1,441
*	IPG Photonics Corp.	8,932	1,433
*	Take-Two Interactive Software Inc.	9,974	1,392
*	Fastly Inc. Class A	15,600	1,328
*	FireEye Inc.	108,421	1,320
*	Avalara Inc.	9,649	1,284
*	CommScope Holding Co. Inc.	153,970	1,283
*	Arista Networks Inc.	6,087	1,278
		Shares	Market Value• ($000)
*	EPAM Systems Inc.	5,004	1,261
	DXC Technology Co.	74,093	1,223
*	Coherent Inc.	9,143	1,198
*	SolarWinds Corp.	67,236	1,188
*	Slack Technologies Inc. Class A	36,800	1,144
*	ViaSat Inc.	28,470	1,092
*	Proofpoint Inc.	9,697	1,078
*	Teradata Corp.	49,671	1,033
*	Pure Storage Inc. Class A	58,388	1,012
*	Cerence Inc.	24,199	988
*	CACI International Inc. Class A	4,244	920
*	Nutanix Inc. Class A	36,620	868
*	Covetrus Inc.	41,807	748
	Amdocs Ltd.	11,856	722
*	MongoDB Inc. Class A	2,965	671
	MKS Instruments Inc.	5,395	611
*	Pluralsight Inc. Class A	33,207	599
*	Datadog Inc. Class A	6,400	556
*	EchoStar Corp. Class A	18,800	526
*	Zscaler Inc.	4,355	477
*	Aspen Technology Inc.	4,300	446
*	F5 Networks Inc.	3,138	438
*	Dynatrace Inc.	9,146	371
*	Coupa Software Inc.	1,284	356
*	Alteryx Inc. Class A	1,946	320
*	Elastic NV	3,124	288
	Monolithic Power Systems Inc.	1,130	268
	Pegasystems Inc.	2,595	263
	CDW Corp.	2,225	258
*	Dropbox Inc. Class A	11,393	248
	Entegris Inc.	4,076	241
*	Smartsheet Inc. Class A	4,621	235
	LogMeIn Inc.	2,229	189
*	ZoomInfo Technologies Inc. Class A	593	30
			3,169,710
Utilities (4.7%)
	Verizon Communications Inc.	1,607,909	88,644
	AT&T Inc.	2,533,965	76,602
	NextEra Energy Inc.	187,696	45,079
*	T-Mobile US Inc.	292,807	30,496
	Dominion Energy Inc.	327,595	26,594
	Duke Energy Corp.	308,844	24,674
	WEC Energy Group Inc.	202,181	17,721
	Southern Co.	338,442	17,548
	American Water Works Co. Inc.	124,293	15,992
	Eversource Energy	183,279	15,262
	Sempra Energy	124,369	14,580
	Exelon Corp.	386,434	14,024
	CMS Energy Corp.	211,659	12,365

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Consolidated Edison Inc.	156,591	11,264
	American Electric Power Co. Inc.	135,702	10,807
	DTE Energy Co.	93,595	10,061
	FirstEnergy Corp.	231,746	8,987
	Atmos Energy Corp.	89,294	8,892
	Essential Utilities Inc.	193,616	8,178
	Xcel Energy Inc.	128,690	8,043
	Edison International	139,688	7,586
	Public Service Enterprise Group Inc.	151,363	7,441
	NiSource Inc.	276,272	6,282
	AES Corp.	388,888	5,635
	Alliant Energy Corp.	91,615	4,383
*	GCI Liberty Inc. Class A	58,613	4,169
	Ameren Corp.	58,997	4,151
	Entergy Corp.	43,998	4,127
	Evergy Inc.	67,360	3,994
	CenterPoint Energy Inc.	213,200	3,980
	NRG Energy Inc.	100,396	3,269
	PPL Corp.	122,981	3,178
*	United States Cellular Corp.	89,770	2,771
	UGI Corp.	82,918	2,637
	Vistra Energy Corp.	141,247	2,630
*	PG&E Corp.	242,472	2,151
	Telephone & Data Systems Inc.	39,839	792
	National Fuel Gas Co.	9,448	396
	IDACORP Inc.	3,514	307
*	T-Mobile US Inc. Rights Exp. 07/27/2020	146,404	25
			535,717
Total Common Stocks (Cost $4,564,432)			11,401,434
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 0.227%	53,511	5,351
	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Treasury Bill, 0.101%, 7/14/20	4,060	4,060
[3] United States Treasury Bill, 0.116%, 9/29/20	750	750
		4,810
Total Temporary Cash Investments (Cost $10,161)		10,161
Total Investments (99.9%) (Cost $4,574,593)		11,411,595
Other Assets and Liabilities-Net (0.1%)		8,695
Net Assets (100%)		11,420,290
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $1,649,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	135	20,859	335
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,569,242)	11,406,244
Affiliated Issuers (Cost $5,351)	5,351
Total Investments in Securities	11,411,595
Investment in Vanguard	510
Receivables for Investment Securities Sold	336
Receivables for Accrued Income	7,337
Receivables for Capital Shares Issued	3,205
Variation Margin Receivable—Futures Contracts	287
Total Assets	11,423,270
Liabilities
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	2,466
Payables to Vanguard	513
Total Liabilities	2,980
Net Assets	11,420,290
At June 30, 2020, net assets consisted of:

Paid-in Capital	4,817,271
Total Distributable Earnings (Loss)	6,603,019
Net Assets	11,420,290

Admiral Shares—Net Assets
Applicable to 64,780,064 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,372,841
Net Asset Value Per Share—Admiral Shares	$160.12

Institutional Shares—Net Assets
Applicable to 13,164,349 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,047,449
Net Asset Value Per Share—Institutional Shares	$79.57
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	98,028
Interest[1]	102
Total Income	98,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	823
Management and Administrative—Admiral Shares	3,455
Management and Administrative—Institutional Shares	230
Marketing and Distribution—Admiral Shares	211
Marketing and Distribution—Institutional Shares	7
Custodian Fees	7
Shareholders’ Reports—Admiral Shares	27
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	4,764
Net Investment Income	93,366
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(100,640)
Futures Contracts	(8,400)
Realized Net Gain (Loss)	(109,040)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(334,963)
Futures Contracts	279
Change in Unrealized Appreciation (Depreciation)	(334,684)
Net Increase (Decrease) in Net Assets Resulting from Operations	(350,358)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $95,000, ($19,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $49,258,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,366	179,926
Realized Net Gain (Loss)	(109,040)	95,096
Change in Unrealized Appreciation (Depreciation)	(334,684)	2,539,490
Net Increase (Decrease) in Net Assets Resulting from Operations	(350,358)	2,814,512
Distributions[1]
Admiral Shares	(83,019)	(158,601)
Institutional Shares	(8,654)	(19,010)
Total Distributions	(91,673)	(177,611)
Capital Share Transactions
Admiral Shares	161,470	269,997
Institutional Shares	(101,816)	(7,534)
Net Increase (Decrease) from Capital Share Transactions	59,654	262,463
Total Increase (Decrease)	(382,377)	2,899,364
Net Assets
Beginning of Period	11,802,667	8,903,303
End of Period	11,420,290	11,802,667
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$165.93	$128.29	$137.30	$114.08	$103.75	$103.82
Investment Operations
Net Investment Income	1.307[1]	2.557[1]	2.385[1]	2.166[1]	2.004	1.764
Net Realized and Unrealized Gain (Loss) on Investments	(5.830)	37.603	(9.045)	23.211	10.332	(.082)
Total from Investment Operations	(4.523)	40.160	(6.660)	25.377	12.336	1.682
Distributions
Dividends from Net Investment Income	(1.287)	(2.520)	(2.350)	(2.157)	(2.006)	(1.752)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.287)	(2.520)	(2.350)	(2.157)	(2.006)	(1.752)
Net Asset Value, End of Period	$160.12	$165.93	$128.29	$137.30	$114.08	$103.75
Total Return[2]	-2.60%	31.46%	-4.97%	22.40%	12.01%	1.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,373	$10,579	$7,951	$8,143	$6,793	$5,982
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.67%	1.70%	1.69%	1.73%	1.89%	1.69%
Portfolio Turnover Rate[3]	5%	5%	6%	7%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$82.46	$63.75	$68.23	$56.69	$51.55	$51.59
Investment Operations
Net Investment Income	.664[1]	1.292[1]	1.207[1]	1.099[1]	1.011	.897
Net Realized and Unrealized Gain (Loss) on Investments	(2.903)	18.693	(4.499)	11.531	5.141	(.046)
Total from Investment Operations	(2.239)	19.985	(3.292)	12.630	6.152	.851
Distributions
Dividends from Net Investment Income	(.651)	(1.275)	(1.188)	(1.090)	(1.012)	(.891)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.651)	(1.275)	(1.188)	(1.090)	(1.012)	(.891)
Net Asset Value, End of Period	$79.57	$82.46	$63.75	$68.23	$56.69	$51.55
Total Return	-2.59%	31.51%	-4.95%	22.43%	12.06%	1.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,047	$1,223	$952	$1,006	$613	$564
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.73%	1.72%	1.76%	1.92%	1.73%
Portfolio Turnover Rate[2]	5%	5%	6%	7%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Capital Appreciation Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Tax-Managed Capital Appreciation Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $510,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,401,434	—	—	11,401,434
Temporary Cash Investments	5,351	4,810	—	10,161
Total	11,406,785	4,810	—	11,411,595

Derivative Financial Instruments
Assets
Futures Contracts[1]	287	—	—	287
1	Represents variation margin on the last day of the reporting period.

Tax-Managed Capital Appreciation Fund
D.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,574,670
Gross Unrealized Appreciation	6,926,517
Gross Unrealized Depreciation	(89,257)
Net Unrealized Appreciation (Depreciation)	6,837,260
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $128,236,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2020, the fund purchased $692,077,000 of investment securities and sold $584,377,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $53,304,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	743,351	5,077	842,966	5,578
Issued in Lieu of Cash Distributions	57,126	413	111,351	721
Redeemed	(639,007)	(4,466)	(684,320)	(4,522)
Net Increase (Decrease)—Admiral Shares	161,470	1,024	269,997	1,777
Institutional Shares
Issued	28,115	365	37,251	494
Issued in Lieu of Cash Distributions	4,427	65	9,015	118
Redeemed	(134,358)	(2,103)	(53,800)	(705)
Net Increase (Decrease)—Institutional Shares	(101,816)	(1,673)	(7,534)	(93)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Fund Allocation
As of June 30, 2020
Communication Services	2.7%
Consumer Discretionary	15.0
Consumer Staples	3.7
Energy	3.1
Financials	15.3
Health Care	13.0
Industrials	17.9
Information Technology	14.2
Materials	5.1
Real Estate	7.9
Utilities	2.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (2.7%)
	Cogent Communications Holdings Inc.	362,958	28,078
*	Iridium Communications Inc.	895,177	22,773
*	Vonage Holdings Corp.	2,034,718	20,469
	Shenandoah Telecommunications Co.	388,517	19,150
*	Glu Mobile Inc.	1,061,830	9,843
	Scholastic Corp.	270,306	8,093
*	TechTarget Inc.	224,981	6,756
*	Consolidated Communications Holdings Inc.	823,253	5,573
*	Cincinnati Bell Inc.	342,692	5,089
	EW Scripps Co. Class A	558,352	4,886
	ATN International Inc.	73,909	4,477
*	QuinStreet Inc.	423,959	4,435
	Meredith Corp.	284,056	4,133
	Marcus Corp.	220,005	2,920
	Spok Holdings Inc.	279,424	2,613
	Gannett Co. Inc.	1,267,400	1,749
			151,037
Consumer Discretionary (14.9%)
	Wingstop Inc.	263,957	36,682
	Lithia Motors Inc. Class A	199,703	30,221
*	Fox Factory Holding Corp.	354,786	29,309
*	Meritage Homes Corp.	348,518	26,529
	LCI Industries	230,055	26,452
*	Stamps.com Inc.	142,066	26,096
*	Crocs Inc.	607,298	22,361
*	iRobot Corp.	262,275	22,005
	Winnebago Industries Inc.	309,022	20,587
*	YETI Holdings Inc.	469,683	20,070
	Macy's Inc.	2,825,743	19,441
	Wolverine World Wide Inc.	800,573	19,062
*	LGI Homes Inc.	210,642	18,543
	MDC Holdings Inc.	492,717	17,590
*	Dorman Products Inc.	258,245	17,321
*	Capri Holdings Ltd.	1,106,471	17,294
	Steven Madden Ltd.	681,751	16,832
		Shares	Market Value• ($000)
	Monro Inc.	290,196	15,943
	Big Lots Inc.	367,552	15,437
	Callaway Golf Co.	864,274	15,134
*	Shake Shack Inc. Class A	274,643	14,551
*	Cavco Industries Inc.	75,024	14,468
	Rent-A-Center Inc.	477,403	13,281
*	Installed Building Products Inc.	189,195	13,013
*	Asbury Automotive Group Inc.	166,953	12,911
	Cooper Tire & Rubber Co.	455,886	12,587
	Office Depot Inc.	4,970,621	11,681
	La-Z-Boy Inc.	427,059	11,556
*	Gentherm Inc.	292,902	11,394
	Bed Bath & Beyond Inc.	1,043,100	11,057
*	Sleep Number Corp.	265,182	11,042
	Sturm Ruger & Co. Inc.	135,538	10,301
	Group 1 Automotive Inc.	155,042	10,228
	Core-Mark Holding Co. Inc.	399,972	9,981
*	Perdoceo Education Corp.	609,547	9,710
*	M/I Homes Inc.	279,234	9,617
*	Century Communities Inc.	286,877	8,796
*	American Axle & Manufacturing Holdings Inc.	1,152,955	8,763
	Bloomin' Brands Inc.	788,996	8,411
*	Vista Outdoor Inc.	563,230	8,139
	Sonic Automotive Inc. Class A	231,186	7,377
	Kontoor Brands Inc.	411,112	7,322
	Cheesecake Factory Inc.	317,100	7,268
	Standard Motor Products Inc.	169,876	6,999
	Dine Brands Global Inc.	163,517	6,884
	Oxford Industries Inc.	155,244	6,832
	Brinker International Inc.	276,444	6,635
	Abercrombie & Fitch Co. Class A	589,309	6,270
	PetMed Express Inc.	167,230	5,960
*	Boot Barn Holdings Inc.	261,614	5,640
	Shutterstock Inc.	157,773	5,517
*	Universal Electronics Inc.	117,532	5,503
*	MarineMax Inc.	238,556	5,341
	Signet Jewelers Ltd.	493,800	5,071

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	America's Car-Mart Inc.	57,500	5,053
*	Zumiez Inc.	182,212	4,989
	Children's Place Inc.	128,568	4,811
*	American Public Education Inc.	141,732	4,195
	Guess? Inc.	420,209	4,063
*	Michaels Cos. Inc.	543,174	3,840
	Buckle Inc.	242,484	3,802
*	Motorcar Parts of America Inc.	213,780	3,778
	BJ's Restaurants Inc.	172,505	3,612
*	Hibbett Sports Inc.	172,053	3,603
*	Garrett Motion Inc.	598,113	3,314
*	Monarch Casino & Resort Inc.	95,572	3,257
	Caleres Inc.	379,822	3,168
	Ruth's Hospitality Group Inc.	385,315	3,144
*	El Pollo Loco Holdings Inc.	194,185	2,866
*	Genesco Inc.	131,184	2,842
*	GameStop Corp. Class A	653,077	2,834
*	G-III Apparel Group Ltd.	202,500	2,691
	Haverty Furniture Cos. Inc.	162,786	2,605
*	Lumber Liquidators Holdings Inc.	180,474	2,501
*	Chuy's Holdings Inc.	161,179	2,398
*	Regis Corp.	279,682	2,288
	Shoe Carnival Inc.	73,945	2,164
*	Liquidity Services Inc.	319,019	1,901
	Cato Corp. Class A	232,321	1,900
*	Fossil Group Inc.	366,814	1,706
	Tupperware Brands Corp.	356,400	1,693
*	Express Inc.	1,000,567	1,541
*	Unifi Inc.	114,646	1,477
	Designer Brands Inc. Class A	194,000	1,313
*	Fiesta Restaurant Group Inc.	176,490	1,126
*	Vera Bradley Inc.	230,182	1,022
	Movado Group Inc.	91,883	996
*	Barnes & Noble Education Inc.	426,283	682
*	Cooper-Standard Holdings Inc.	41,900	555
*	Conn's Inc.	35,315	356
	Ethan Allen Interiors Inc.	19,782	234
*	Red Robin Gourmet Burgers Inc.	100	1
			837,336
Consumer Staples (3.6%)
	WD-40 Co.	106,794	21,177
	J & J Snack Foods Corp.	120,681	15,342
	Medifast Inc.	108,187	15,013
	B&G Foods Inc.	590,029	14,385
	PriceSmart Inc.	191,370	11,545
*	Central Garden & Pet Co. Class A	309,025	10,442
	Vector Group Ltd.	975,599	9,815
*	Cal-Maine Foods Inc.	217,559	9,677
		Shares	Market Value• ($000)
	Universal Corp.	223,458	9,499
	Calavo Growers Inc.	149,683	9,417
	Coca-Cola Consolidated Inc.	39,777	9,116
*	United Natural Foods Inc.	489,427	8,912
*	USANA Health Sciences Inc.	112,684	8,274
	Inter Parfums Inc.	156,307	7,526
	SpartanNash Co.	328,997	6,991
*	National Beverage Corp.	108,400	6,615
	Fresh Del Monte Produce Inc.	240,800	5,929
	MGP Ingredients Inc.	130,155	4,777
	John B Sanfilippo & Son Inc.	53,250	4,544
	Andersons Inc.	312,031	4,294
*	Central Garden & Pet Co.	117,130	4,216
*	Chefs' Warehouse Inc.	237,474	3,225
*	Seneca Foods Corp. Class A	88,875	3,005
			203,736
Energy (3.1%)
	Helmerich & Payne Inc.	788,769	15,389
*	Southwestern Energy Co.	5,206,565	13,329
*	PDC Energy Inc.	950,566	11,825
*	Dril-Quip Inc.	357,752	10,658
	Range Resources Corp.	1,809,321	10,187
	Archrock Inc.	1,430,671	9,285
*	Renewable Energy Group Inc.	369,080	9,146
	Core Laboratories NV	434,980	8,839
*	Oceaneering International Inc.	1,318,053	8,422
*	Matador Resources Co.	843,200	7,167
	Patterson-UTI Energy Inc.	1,657,100	5,750
*	Green Plains Inc.	451,889	4,616
*	REX American Resources Corp.	65,261	4,527
*	SEACOR Holdings Inc.	156,854	4,442
	DMC Global Inc.	143,900	3,972
*	Helix Energy Solutions Group Inc.	1,059,400	3,676
*	Callon Petroleum Co.	3,150,400	3,623
*	Bonanza Creek Energy Inc.	226,254	3,353
	SM Energy Co.	868,800	3,258
*	RPC Inc.	868,434	2,675
*	Matrix Service Co.	269,903	2,624
	QEP Resources Inc.	1,746,600	2,253
*	Oil States International Inc.	469,100	2,228
*	Newpark Resources Inc.	963,872	2,150
	US Silica Holdings Inc.	595,361	2,149
*	ProPetro Holding Corp.	411,298	2,114
*	Dorian LPG Ltd.	265,800	2,057
*	Talos Energy Inc.	206,045	1,896
*	Penn Virginia Corp.	164,528	1,568
*	Laredo Petroleum Inc.	110,504	1,532
*	Gulfport Energy Corp.	1,382,811	1,507
*	Bristow Group Inc. Class A	99,382	1,384
*	Geospace Technologies Corp.	171,593	1,290

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Valaris plc Class A	1,919,400	1,251
*	Par Pacific Holdings Inc.	137,200	1,233
*	Ring Energy Inc.	838,169	972
*	Exterran Corp.	148,857	802
*	CONSOL Energy Inc.	131,833	668
			173,817
Financials (15.3%)
	Kinsale Capital Group Inc.	178,286	27,672
	Community Bank System Inc.	437,826	24,965
*	eHealth Inc.	224,326	22,038
*	Green Dot Corp. Class A	439,930	21,592
	PennyMac Mortgage Investment Trust	1,188,450	20,834
	American Equity Investment Life Holding Co.	836,941	20,681
	CVB Financial Corp.	1,100,774	20,628
	Old National Bancorp	1,441,612	19,837
	Independent Bank Corp.	294,390	19,751
	Columbia Banking System Inc.	609,648	17,280
	Simmons First National Corp. Class A	989,005	16,922
	Pacific Premier Bancorp Inc.	737,931	15,998
*	PRA Group Inc.	405,284	15,668
	Apollo Commercial Real Estate Finance Inc.	1,510,776	14,821
	Ameris Bancorp	598,961	14,129
	ServisFirst Bancshares Inc.	393,562	14,074
	United Community Banks Inc.	680,759	13,697
	First Midwest Bancorp Inc.	993,523	13,264
	Horace Mann Educators Corp.	353,248	12,975
	Walker & Dunlop Inc.	252,494	12,829
	Westamerica Bancorp	222,424	12,772
	James River Group Holdings Ltd.	282,752	12,724
	Banner Corp.	325,349	12,363
	First Financial Bancorp	889,811	12,359
	NBT Bancorp Inc.	394,898	12,147
	First Bancorp	2,028,502	11,339
*	NMI Holdings Inc. Class A	693,350	11,149
	Hope Bancorp Inc.	1,187,392	10,948
	Waddell & Reed Financial Inc. Class A	696,245	10,799
*	Axos Financial Inc.	480,951	10,619
*	Palomar Holdings Inc.	121,725	10,439
	Safety Insurance Group Inc.	131,127	10,000
	Eagle Bancorp Inc.	302,265	9,899
*	Seacoast Banking Corp. of Florida	484,129	9,876
	City Holding Co.	151,444	9,870
	Northwest Bancshares Inc.	962,700	9,844
*	Encore Capital Group Inc.	268,909	9,191
	Veritex Holdings Inc.	518,868	9,184
	AMERISAFE Inc.	148,041	9,054
		Shares	Market Value• ($000)
	Employers Holdings Inc.	288,542	8,700
	Piper Sandler Cos.	146,902	8,691
	S&T Bancorp Inc.	367,998	8,630
	Southside Bancshares Inc.	311,077	8,623
	Capstead Mortgage Corp.	1,502,714	8,250
	First Commonwealth Financial Corp.	991,902	8,213
	National Bank Holdings Corp. Class A	292,987	7,911
	Provident Financial Services Inc.	545,211	7,878
	Virtus Investment Partners Inc.	67,490	7,848
	Brookline Bancorp Inc.	776,744	7,830
	Stewart Information Services Corp.	236,889	7,701
	Flagstar Bancorp Inc.	260,360	7,662
	Tompkins Financial Corp.	117,587	7,616
*	INTL. FCStone Inc.	132,203	7,271
	Heritage Financial Corp.	353,605	7,072
	ProAssurance Corp.	488,305	7,066
	Northfield Bancorp Inc.	607,598	7,000
	Great Western Bancorp Inc.	487,285	6,705
	OFG Bancorp	489,877	6,550
	Preferred Bank	149,710	6,415
	Independent Bank Group Inc.	158,055	6,404
	TrustCo Bank Corp.	1,004,358	6,358
	HomeStreet Inc.	250,294	6,160
	KKR Real Estate Finance Trust Inc.	355,665	5,897
	Central Pacific Financial Corp.	365,221	5,854
	United Fire Group Inc.	209,085	5,794
	Boston Private Financial Holdings Inc.	839,415	5,775
*	Triumph Bancorp Inc.	229,364	5,567
	Banc of California Inc.	493,661	5,346
	Universal Insurance Holdings Inc.	293,472	5,209
	Meta Financial Group Inc.	286,432	5,204
	Dime Community Bancshares Inc.	360,595	4,951
	Ready Capital Corp.	567,639	4,933
*	Blucora Inc.	430,997	4,922
*	Third Point Reinsurance Ltd.	619,200	4,650
*	Enova International Inc.	309,786	4,607
	Cadence Bancorp Class A	501,258	4,441
	HCI Group Inc.	93,506	4,318
	New York Mortgage Trust Inc.	1,652,800	4,314
	Franklin Financial Network Inc.	166,057	4,276
	Allegiance Bancshares Inc.	157,976	4,011
*	World Acceptance Corp.	58,058	3,804
	Redwood Trust Inc.	520,849	3,646
	Hanmi Financial Corp.	367,349	3,567
*	Ambac Financial Group Inc.	239,342	3,427
*	EZCORP Inc. Class A	510,668	3,217

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Brightsphere Investment Group Inc.	198,100	2,468
	WisdomTree Investments Inc.	627,483	2,177
	Invesco Mortgage Capital Inc.	395,481	1,479
	ARMOUR Residential REIT Inc.	153,000	1,437
	Granite Point Mortgage Trust Inc.	189,300	1,359
*	Donnelley Financial Solutions Inc.	140,649	1,181
	United Insurance Holdings Corp.	114,600	896
*	Customers Bancorp Inc.	11,482	138
			855,650
Health Care (13.0%)
*	Neogen Corp.	431,982	33,522
*	Momenta Pharmaceuticals Inc.	975,566	32,457
*	Emergent BioSolutions Inc.	374,088	29,583
*	NeoGenomics Inc.	933,752	28,928
*	Omnicell Inc.	363,194	25,649
*	HMS Holdings Corp.	739,474	23,951
*	Merit Medical Systems Inc.	498,744	22,768
*	Medpace Holdings Inc.	239,335	22,263
*	Integer Holdings Corp.	289,699	21,162
*	Pacira BioSciences Inc.	386,300	20,269
	Ensign Group Inc.	458,660	19,195
*	AMN Healthcare Services Inc.	419,070	18,959
	CONMED Corp.	262,141	18,871
*	Magellan Health Inc.	215,304	15,713
*	Select Medical Holdings Corp.	1,024,999	15,098
*	BioTelemetry Inc.	324,677	14,672
*	Covetrus Inc.	795,890	14,238
*	Xencor Inc.	429,009	13,896
*	Glaukos Corp.	353,674	13,588
*	Cytokinetics Inc.	557,115	13,131
*	Corcept Therapeutics Inc.	737,177	12,399
*	Supernus Pharmaceuticals Inc.	497,793	11,823
*	Addus HomeCare Corp.	123,135	11,397
*	REGENXBIO Inc.	303,006	11,160
	Luminex Corp.	340,386	11,073
*	Tabula Rasa HealthCare Inc.	180,932	9,902
*	Cardiovascular Systems Inc.	311,916	9,841
	US Physical Therapy Inc.	117,200	9,495
*	Lantheus Holdings Inc.	659,963	9,437
*	Innoviva Inc.	628,018	8,780
*	Providence Service Corp.	106,215	8,381
	Mesa Laboratories Inc.	35,801	7,762
*	Myriad Genetics Inc.	659,155	7,475
*	Tactile Systems Technology Inc.	170,019	7,044
		Shares	Market Value• ($000)
*	Amphastar Pharmaceuticals Inc.	310,166	6,966
*	Meridian Bioscience Inc.	289,784	6,749
*	CorVel Corp.	94,660	6,710
*	Allscripts Healthcare Solutions Inc.	964,200	6,528
*	Enanta Pharmaceuticals Inc.	128,706	6,462
*	Coherus Biosciences Inc.	358,674	6,406
*	CryoLife Inc.	334,148	6,406
*	Endo International plc	1,810,721	6,211
*	OraSure Technologies Inc.	523,102	6,084
*	Inogen Inc.	171,107	6,078
*	Heska Corp.	64,954	6,052
*	Vanda Pharmaceuticals Inc.	517,195	5,917
*	Orthofix Medical Inc.	179,712	5,751
*	Surmodics Inc.	125,977	5,447
	Phibro Animal Health Corp. Class A	198,007	5,202
*	Anika Therapeutics Inc.	137,615	5,192
*	NextGen Healthcare Inc.	459,246	5,042
*	Pennant Group Inc.	221,480	5,005
*	Eagle Pharmaceuticals Inc.	101,619	4,876
*	HealthStream Inc.	210,975	4,669
	Owens & Minor Inc.	593,808	4,525
*	Tivity Health Inc.	367,500	4,164
*	Varex Imaging Corp.	264,497	4,007
	LeMaitre Vascular Inc.	147,782	3,901
*	RadNet Inc.	234,783	3,726
	Computer Programs & Systems Inc.	162,558	3,705
	Simulations Plus Inc.	54,200	3,242
*	Natus Medical Inc.	132,395	2,889
*	Community Health Systems Inc.	907,468	2,731
*	AMAG Pharmaceuticals Inc.	342,617	2,621
*	AngioDynamics Inc.	256,857	2,612
*	Zynex Inc.	102,100	2,539
*	Lannett Co. Inc.	331,211	2,405
	Invacare Corp.	375,689	2,393
*	Cross Country Healthcare Inc.	361,475	2,227
*	Hanger Inc.	127,641	2,114
*	Cutera Inc.	148,725	1,810
*	Spectrum Pharmaceuticals Inc.	354,416	1,198
*	ANI Pharmaceuticals Inc.	29,332	949
*,1	Progenics Pharmaceuticals Inc. CVR	933,227	—
			725,393
Industrials (17.7%)
	Exponent Inc.	421,194	34,087
	Simpson Manufacturing Co. Inc.	343,078	28,942
	UFP Industries Inc.	550,261	27,243
*	Proto Labs Inc.	230,334	25,906
*	Saia Inc.	228,637	25,420

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Aerojet Rocketdyne Holdings Inc.	616,645	24,444
	John Bean Technologies Corp.	282,196	24,274
	UniFirst Corp.	133,974	23,975
	ABM Industries Inc.	598,845	21,738
	Applied Industrial Technologies Inc.	338,332	21,109
	Brady Corp. Class A	436,249	20,425
	Watts Water Technologies Inc. Class A	230,278	18,652
	AAON Inc.	341,663	18,549
	Arcosa Inc.	425,842	17,971
	ESCO Technologies Inc.	210,169	17,766
	Hillenbrand Inc.	628,635	17,017
	Franklin Electric Co. Inc.	318,713	16,739
	Barnes Group Inc.	408,784	16,171
	Moog Inc. Class A	301,712	15,985
	SkyWest Inc.	489,317	15,962
	Albany International Corp. Class A	269,471	15,821
*	AeroVironment Inc.	197,784	15,750
	Federal Signal Corp.	520,014	15,460
	Korn Ferry	502,400	15,439
*	SPX Corp.	366,651	15,088
*	Sunrun Inc.	764,090	15,068
*	SPX FLOW Inc.	393,116	14,718
*	Hub Group Inc. Class A	301,715	14,440
	Allegiant Travel Co. Class A	129,620	14,156
*	Chart Industries Inc.	285,220	13,830
	Mueller Industries Inc.	515,684	13,707
	Patrick Industries Inc.	219,552	13,448
	Cubic Corp.	279,280	13,414
*	Meritor Inc.	668,441	13,235
*	Gibraltar Industries Inc.	273,156	13,114
	Comfort Systems USA Inc.	316,247	12,887
	Forward Air Corp.	253,798	12,644
*	American Woodmark Corp.	149,298	11,294
*	Vicor Corp.	153,533	11,047
*	Atlas Air Worldwide Holdings Inc.	253,459	10,906
	Tennant Co.	165,064	10,731
	Matson Inc.	364,475	10,606
*	GMS Inc.	407,405	10,018
	Kaman Corp.	237,716	9,889
	EnPro Industries Inc.	200,429	9,879
*	Resideo Technologies Inc.	806,600	9,453
	Enerpac Tool Group Corp. Class A	524,983	9,240
*	Harsco Corp.	661,205	8,933
	Encore Wire Corp.	181,296	8,851
	Alamo Group Inc.	85,527	8,778
	Greenbrier Cos. Inc.	382,538	8,703
	Granite Construction Inc.	447,702	8,569
*	PGT Innovations Inc.	534,169	8,376
	Lindsay Corp.	90,791	8,372
		Shares	Market Value• ($000)
	Marten Transport Ltd.	324,137	8,155
	AZZ Inc.	231,645	7,950
	Astec Industries Inc.	164,296	7,609
	US Ecology Inc.	224,070	7,591
	Raven Industries Inc.	337,307	7,255
	Standex International Corp.	120,991	6,963
	Heartland Express Inc.	306,033	6,372
	Griffon Corp.	344,076	6,372
*	Echo Global Logistics Inc.	268,559	5,806
*	MYR Group Inc.	166,719	5,320
	Quanex Building Products Corp.	377,744	5,243
*	Aegion Corp. Class A	314,972	4,999
	Wabash National Corp.	441,059	4,684
	AAR Corp.	222,628	4,602
	ArcBest Corp.	171,598	4,549
	Kelly Services Inc. Class A	279,173	4,415
	National Presto Industries Inc.	45,493	3,976
	Resources Connection Inc.	328,047	3,927
*	TrueBlue Inc.	255,631	3,903
	Viad Corp.	200,859	3,820
	Insteel Industries Inc.	195,383	3,726
	Heidrick & Struggles International Inc.	170,675	3,690
*	Forrester Research Inc.	112,916	3,618
	Apogee Enterprises Inc.	155,195	3,576
	Triumph Group Inc.	388,600	3,501
	Matthews International Corp. Class A	178,141	3,402
*	CIRCOR International Inc.	128,950	3,286
*	NOW Inc.	322,600	2,784
	Interface Inc. Class A	337,324	2,746
	Powell Industries Inc.	99,676	2,730
	Park Aerospace Corp.	232,914	2,595
	Hawaiian Holdings Inc.	145,800	2,047
*	DXP Enterprises Inc.	81,851	1,630
*	Lydall Inc.	107,983	1,464
*	Veritiv Corp.	44,522	755
	RR Donnelley & Sons Co.	274,200	326
*	Team Inc.	32,741	182
	Briggs & Stratton Corp.	82,000	107
			993,915
Information Technology (14.2%)
	Brooks Automation Inc.	647,231	28,634
	Power Integrations Inc.	229,407	27,100
*	Viavi Solutions Inc.	2,056,497	26,200
*	LivePerson Inc.	565,331	23,422
*	Advanced Energy Industries Inc.	337,168	22,857
*	SPS Commerce Inc.	292,986	22,009
*	Alarm.com Holdings Inc.	327,622	21,233
*	Rogers Corp.	165,650	20,640
*	Fabrinet	327,799	20,461
*	Itron Inc.	305,374	20,231

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	FormFactor Inc.	651,381	19,105
*	ExlService Holdings Inc.	300,384	19,044
*	Plexus Corp.	262,163	18,498
*	Diodes Inc.	358,107	18,156
*	Bottomline Technologies DE Inc.	324,438	16,472
	Badger Meter Inc.	253,052	15,922
	ManTech International Corp. Class A	229,432	15,714
*	Onto Innovation Inc.	458,249	15,599
	Progress Software Corp.	395,285	15,317
*	Sanmina Corp.	602,295	15,081
*	Rambus Inc.	988,497	15,025
*	Insight Enterprises Inc.	305,345	15,023
	EVERTEC Inc.	521,667	14,659
	Xperi Holding Corp.	970,249	14,321
*	8x8 Inc.	889,258	14,228
*	MaxLinear Inc. Class A	580,196	12,451
*	Knowles Corp.	807,441	12,322
	Kulicke & Soffa Industries Inc.	573,416	11,944
	NIC Inc.	510,378	11,718
	CSG Systems International Inc.	281,528	11,652
*	OSI Systems Inc.	153,442	11,453
*	TTM Technologies Inc.	920,881	10,922
*	Perficient Inc.	292,323	10,459
	Methode Electronics Inc.	334,396	10,453
*	Sykes Enterprises Inc.	334,954	9,265
*	Ultra Clean Holdings Inc.	384,790	8,708
*	Axcelis Technologies Inc.	308,032	8,579
*	FARO Technologies Inc.	159,815	8,566
*	Cardtronics plc Class A	350,598	8,407
*	Virtusa Corp.	258,225	8,385
	Benchmark Electronics Inc.	385,523	8,327
*	ePlus Inc.	115,386	8,156
*	OneSpan Inc.	287,186	8,021
*	MicroStrategy Inc. Class A	66,237	7,835
*	3D Systems Corp.	1,048,437	7,329
*	Photronics Inc.	648,709	7,220
	TTEC Holdings Inc.	142,312	6,626
*	Ichor Holdings Ltd.	232,256	6,173
	CTS Corp.	303,272	6,078
*	CEVA Inc.	157,346	5,888
*	ScanSource Inc.	234,336	5,645
*	PDF Solutions Inc.	271,570	5,312
*	NETGEAR Inc.	195,900	5,072
	Cohu Inc.	292,140	5,066
*	Extreme Networks Inc.	1,162,220	5,044
*	Veeco Instruments Inc.	366,766	4,948
*	Unisys Corp.	447,611	4,883
*	Diebold Nixdorf Inc.	803,860	4,871
*	Digi International Inc.	381,821	4,448
	Ebix Inc.	197,187	4,409
	Comtech Telecommunications Corp.	244,130	4,123
		Shares	Market Value• ($000)
	PC Connection Inc.	87,794	4,070
	ADTRAN Inc.	361,838	3,955
*	Harmonic Inc.	797,584	3,789
*	DSP Group Inc.	231,046	3,669
*	Agilysys Inc.	203,650	3,653
	Plantronics Inc.	245,165	3,599
*	SMART Global Holdings Inc.	127,947	3,478
*	CalAmp Corp.	362,784	2,906
*	Applied Optoelectronics Inc.	260,767	2,835
	Daktronics Inc.	476,225	2,072
*	Arlo Technologies Inc.	692,018	1,785
	Bel Fuse Inc. Class B	113,343	1,216
	MTS Systems Corp.	41,187	724
			793,460
Materials (5.1%)
	Balchem Corp.	267,040	25,331
	Quaker Chemical Corp.	115,900	21,517
	Cleveland-Cliffs Inc.	3,860,316	21,309
	HB Fuller Co.	439,608	19,606
	Innospec Inc.	211,790	16,361
	Stepan Co.	167,166	16,232
	Boise Cascade Co.	347,482	13,069
	Materion Corp.	178,538	10,978
	Kaiser Aluminum Corp.	143,350	10,553
*	Arconic Corp.	720,097	10,031
	Schweitzer-Mauduit International Inc.	271,229	9,062
*	Ferro Corp.	725,268	8,660
*	Livent Corp.	1,403,978	8,648
	Trinseo SA	376,211	8,337
	Neenah Inc.	161,080	7,967
*	GCP Applied Technologies Inc.	416,318	7,735
	Warrior Met Coal Inc.	449,413	6,916
*	Kraton Corp.	341,914	5,908
*	Clearwater Paper Corp.	155,957	5,635
*	Century Aluminum Co.	621,577	4,432
	P H Glatfelter Co.	269,528	4,326
	Hawkins Inc.	100,111	4,263
	Myers Industries Inc.	282,940	4,117
*	Koppers Holdings Inc.	214,113	4,034
	Tredegar Corp.	258,645	3,983
	American Vanguard Corp.	268,629	3,696
	Mercer International Inc.	432,120	3,526
	FutureFuel Corp.	279,452	3,339
	Haynes International Inc.	128,983	3,013
*	AdvanSix Inc.	251,748	2,956
*	US Concrete Inc.	100,553	2,494
*	TimkenSteel Corp.	577,614	2,247
	Olympic Steel Inc.	119,973	1,410
	SunCoke Energy Inc.	459,472	1,360
*	Rayonier Advanced Materials Inc.	74,000	208
			283,259

Tax-Managed Small-Cap Fund
	Shares	Market Value• ($000)
Real Estate (7.9%)
Agree Realty Corp.	426,531	28,027
Lexington Realty Trust	2,083,796	21,984
Uniti Group Inc.	1,732,611	16,200
Washington REIT	701,478	15,573
National Storage Affiliates Trust	520,052	14,905
Four Corners Property Trust Inc.	608,448	14,846
CareTrust REIT Inc.	852,382	14,627
Innovative Industrial Properties Inc.	155,400	13,678
LTC Properties Inc.	351,809	13,253
Global Net Lease Inc.	792,001	13,250
Retail Opportunity Investments Corp.	1,107,701	12,550
Industrial Logistics Properties Trust	577,340	11,864
Essential Properties Realty Trust Inc.	799,400	11,863
American Assets Trust Inc.	419,156	11,669
Easterly Government Properties Inc.	498,500	11,525
Office Properties Income Trust	425,548	11,052
DiamondRock Hospitality Co.	1,824,993	10,092
Acadia Realty Trust	765,840	9,941
Xenia Hotels & Resorts Inc.	1,012,240	9,444
Independence Realty Trust Inc.	805,952	9,260
Brandywine Realty Trust	840,400	9,152
Getty Realty Corp.	305,957	9,081
Kite Realty Group Trust	780,965	9,012
Universal Health Realty Income Trust	112,547	8,946
Diversified Healthcare Trust	2,020,006	8,939
Realogy Holdings Corp.	1,173,414	8,695
iStar Inc.	674,100	8,305
Retail Properties of America Inc. Class A	1,072,944	7,854
Alexander & Baldwin Inc.	615,619	7,504
Community Healthcare Trust Inc.	183,000	7,485
Investors Real Estate Trust	103,500	7,296
NexPoint Residential Trust Inc.	202,383	7,154
Safehold Inc.	113,073	6,501
Tanger Factory Outlet Centers Inc.	873,819	6,230
SITE Centers Corp.	722,998	5,856
Summit Hotel Properties Inc.	949,268	5,629
RPT Realty	723,135	5,033
RE/MAX Holdings Inc. Class A	158,378	4,978
Armada Hoffler Properties Inc.	496,635	4,942
		Shares	Market Value• ($000)
	Franklin Street Properties Corp.	960,700	4,890
*	Marcus & Millichap Inc.	152,390	4,398
*	St. Joe Co.	189,054	3,671
	Saul Centers Inc.	105,934	3,419
	Urstadt Biddle Properties Inc. Class A	268,420	3,189
	Whitestone REIT	366,556	2,665
	Hersha Hospitality Trust Class A	264,116	1,521
	Chatham Lodging Trust	210,600	1,289
	Washington Prime Group Inc.	976,311	821
	Pennsylvania REIT	298,268	406
	Cedar Realty Trust Inc.	64,700	64
			440,528
Utilities (2.1%)
	American States Water Co.	300,912	23,661
	South Jersey Industries Inc.	877,302	21,924
	Avista Corp.	599,477	21,815
	California Water Service Group	401,975	19,174
	El Paso Electric Co.	260,889	17,479
	Northwest Natural Holding Co.	260,800	14,550
			118,603
Total Common Stocks (Cost $4,364,823)			5,576,734
Preferred Stocks (0.0%)
	WESCO International Inc. Pfd., 10.625%, 6/22/25 (Cost $1,951)	73,629	1,953
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund , 0.227%	131,531	13,153
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Treasury Bill, 0.211%, 9/15/20	355	355

Tax-Managed Small-Cap Fund
	Face Amount ($000)	Market Value• ($000)
[3] United States Treasury Bill, 0.115%, 9/29/20	200	200
		555
Total Temporary Cash Investments (Cost $13,708)		13,708
Total Investments (99.9%) (Cost $4,380,482)		5,592,395
Other Assets and Liabilities-Net (0.1%)		8,131
Net Assets (100%)		5,600,526
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $555,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	331	23,792	798
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,367,329)	5,579,242
Affiliated Issuers (Cost $13,153)	13,153
Total Investments in Securities	5,592,395
Investment in Vanguard	248
Cash	4,855
Cash Collateral Pledged—Futures Contracts	1,756
Receivables for Investment Securities Sold	31,046
Receivables for Accrued Income	5,606
Receivables for Capital Shares Issued	881
Variation Margin Receivable—Futures Contracts	258
Total Assets	5,637,045
Liabilities
Payables for Investment Securities Purchased	32,839
Payables for Capital Shares Redeemed	3,430
Payables to Vanguard	250
Total Liabilities	36,519
Net Assets	5,600,526
At June 30, 2020, net assets consisted of:

Paid-in Capital	5,147,111
Total Distributable Earnings (Loss)	453,415
Net Assets	5,600,526

Admiral Shares—Net Assets
Applicable to 92,558,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,129,120
Net Asset Value Per Share—Admiral Shares	$55.41

Institutional Shares—Net Assets
Applicable to 8,487,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	471,406
Net Asset Value Per Share—Institutional Shares	$55.54
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	38,573
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	3
Interest—Affiliated Issuers	55
Total Income	38,631
Expenses
The Vanguard Group—Note B
Investment Advisory Services	429
Management and Administrative—Admiral Shares	1,780
Management and Administrative—Institutional Shares	99
Marketing and Distribution—Admiral Shares	146
Marketing and Distribution—Institutional Shares	5
Custodian Fees	17
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,516
Net Investment Income	36,115
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	(250,563)
Investment Securities Sold—Affiliated Issuers	(66,264)
Futures Contracts	51
Realized Net Gain (Loss)	(316,776)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,017,328)
Investment Securities—Affiliated Issuers	4,488
Futures Contracts	741
Change in Unrealized Appreciation (Depreciation)	(1,012,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,292,760)
1	Includes $93,667,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,115	80,873
Realized Net Gain (Loss)	(316,776)	145,349
Change in Unrealized Appreciation (Depreciation)	(1,012,099)	1,119,748
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,292,760)	1,345,970
Distributions[1]
Admiral Shares	(28,800)	(74,592)
Institutional Shares	(2,710)	(6,814)
Total Distributions	(31,510)	(81,406)
Capital Share Transactions
Admiral Shares	(161,782)	41,266
Institutional Shares	(12,739)	16,943
Net Increase (Decrease) from Capital Share Transactions	(174,521)	58,209
Total Increase (Decrease)	(1,498,791)	1,322,773
Net Assets
Beginning of Period	7,099,317	5,776,544
End of Period	5,600,526	7,099,317
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$67.84	$55.70	$61.63	$55.16	$44.37	$45.78
Investment Operations
Net Investment Income	.350[1]	.772[1]	.737[1]	.666[1]	.558	.556
Net Realized and Unrealized Gain (Loss) on Investments	(12.471)	12.146	(5.965)	6.486	10.788	(1.406)
Total from Investment Operations	(12.121)	12.918	(5.228)	7.152	11.346	(.850)
Distributions
Dividends from Net Investment Income	(.309)	(.778)	(.702)	(.664)	(.556)	(.560)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	(.018)	—	—
Total Distributions	(.309)	(.778)	(.702)	(.682)	(.556)	(.560)
Net Asset Value, End of Period	$55.41	$67.84	$55.70	$61.63	$55.16	$44.37
Total Return[2]	-17.81%	23.28%	-8.62%	13.05%	25.73%	-1.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,129	$6,506	$5,304	$5,428	$4,671	$3,419
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.23%	1.13%	1.17%	1.19%	1.21%
Portfolio Turnover Rate[3]	26%	53%	29%	37%	45%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$67.99	$55.83	$61.77	$55.29	$44.47	$45.88
Investment Operations
Net Investment Income	.359[1]	.794[1]	.755[1]	.693[1]	.572	.576
Net Realized and Unrealized Gain (Loss) on Investments	(12.490)	12.164	(5.972)	6.488	10.818	(1.406)
Total from Investment Operations	(12.131)	12.958	(5.217)	7.181	11.390	(.830)
Distributions
Dividends from Net Investment Income	(.319)	(.798)	(.723)	(.683)	(.570)	(.580)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	(.018)	—	—
Total Distributions	(.319)	(.798)	(.723)	(.701)	(.570)	(.580)
Net Asset Value, End of Period	$55.54	$67.99	$55.83	$61.77	$55.29	$44.47
Total Return	-17.78%	23.30%	-8.59%	13.08%	25.78%	-1.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$471	$593	$473	$492	$379	$276
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.26%	1.16%	1.20%	1.22%	1.25%
Portfolio Turnover Rate[2]	26%	53%	29%	37%	45%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Small-Cap Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Tax-Managed Small-Cap Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $248,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,576,734	—	—	5,576,734
Preferred Stocks	1,953	—	—	1,953
Temporary Cash Investments	13,153	555	—	13,708
Total	5,591,840	555	—	5,592,395

Derivative Financial Instruments
Assets
Futures Contracts[1]	258	—	—	258
1	Represents variation margin on the last day of the reporting period.

Tax-Managed Small-Cap Fund
D.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,399,184
Gross Unrealized Appreciation	1,732,847
Gross Unrealized Depreciation	(538,838)
Net Unrealized Appreciation (Depreciation)	1,194,009
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $446,348,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2020, the fund purchased $1,492,401,000 of investment securities and sold $1,666,983,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $170,390,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	639,195	12,121	1,173,529	18,603
Issued in Lieu of Cash Distributions	20,675	423	55,426	865
Redeemed	(821,652)	(15,889)	(1,187,689)	(18,781)
Net Increase (Decrease)—Admiral Shares	(161,782)	(3,345)	41,266	687
Institutional Shares
Issued	32,416	617	46,891	735
Issued in Lieu of Cash Distributions	1,740	35	4,214	66
Redeemed	(46,895)	(893)	(34,162)	(540)
Net Increase (Decrease)—Institutional Shares	(12,739)	(241)	16,943	261

Tax-Managed Small-Cap Fund
G.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2020 Market Value ($000)
Vanguard Market Liquidity Fund	6,697	NA1	NA1	10	—	55	—	13,153
Vanguard Real Estate ETF	324,765	288,967	(551,946)	(66,274)	4,488	—	—	—
Total	331,462	288,967	(551,946)	(66,264)	4,488	55	—	13,153
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1032 082020

Semiannual Report | June 30, 2020

Vanguard Developed Markets Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	30

Liquidity Risk Management	32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$891.90	$0.75
FTSE Developed Markets ETF Shares	1,000.00	892.54	0.24
Admiral™ Shares	1,000.00	892.39	0.33
Institutional Shares	1,000.00	892.64	0.24
Institutional Plus Shares	1,000.00	892.39	0.19
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$974.07	$0.79
FTSE Developed Markets ETF Shares	1,000.00	974.61	0.25
Admiral Shares	1,000.00	974.52	0.34
Institutional Shares	1,000.00	974.61	0.25
Institutional Plus Shares	1,000.00	974.66	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Developed Markets Index Fund

Fund Allocation

As of June 30, 2020

Basic Materials	7.2%
Consumer Goods	16.0
Consumer Services	7.8
Financials	20.3
Health Care	12.4
Industrials	16.3
Oil & Gas	4.3
Technology	8.8
Telecommunications	3.3
Utilities	3.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Developed Markets Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of June 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	CSL Ltd.	2,884,226	573,643	0.5%
	Commonwealth Bank of Australia	11,263,567	543,969	0.5%
	BHP Group Ltd.	18,737,690	466,531	0.4%
§,1	Australia—Other †		5,359,788	4.8%
			6,943,931	6.2%

[1]Austria †			241,305	0.2%

Belgium †			995,099	0.9%

Brazil †			5,388	0.0%

Canada
*	Shopify Inc. Class A	661,668	628,609	0.6%
	Royal Bank of Canada	9,069,205	615,324	0.5%
	Toronto-Dominion Bank	11,513,972	513,871	0.4%
	Canadian National Railway Co.	4,529,985	400,778	0.4%
	Enbridge Inc. (XTSE)	12,792,282	388,970	0.4%
	Bank of Nova Scotia	7,695,817	318,467	0.3%
§,1	Canada—Other †		6,623,023	5.9%
			9,489,042	8.5%
Denmark
	Novo Nordisk A/S Class B	10,264,663	668,720	0.6%
[1]	Denmark—Other †		1,413,861	1.3%
			2,082,581	1.9%

Finland †			1,222,509	1.1%

4

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
France
	Sanofi	6,926,139	706,365	0.6%
	LVMH Moet Hennessy Louis Vuitton SE	1,584,074	699,366	0.6%
^	Total SA	15,092,568	581,949	0.5%
	Schneider Electric SE	3,345,354	372,129	0.4%
§,1	France—Other †		6,744,543	6.0%
			9,104,352	8.1%
Germany
	SAP SE	7,134,707	997,364	0.9%
	Siemens AG	4,861,018	573,299	0.5%
	Allianz SE	2,641,910	539,858	0.5%
	Bayer AG	6,254,500	463,609	0.4%
	Deutsche Telekom AG	20,543,797	344,712	0.3%
	Basf Se	5,823,063	327,080	0.3%
*	adidas AG	1,223,662	322,623	0.3%
[1]	Germany—Other †		4,924,862	4.4%
			8,493,407	7.6%
Hong Kong
	AIA Group Ltd.	76,937,877	719,954	0.6%
	Hong Kong Exchanges & Clearing Ltd.	8,071,078	343,761	0.3%
§,1	Hong Kong—Other †		2,392,592	2.2%
			3,456,307	3.1%

§Ireland †			265,835	0.2%

Israel †			510,110	0.4%

Italy
	Enel SPA	49,451,947	427,685	0.4%
[1]	Italy—Other †		1,864,202	1.7%
			2,291,887	2.1%
Japan
	Toyota Motor Corp.	15,639,672	983,487	0.9%
	Sony Corp.	7,758,284	535,556	0.5%
	SoftBank Group Corp.	10,276,066	518,198	0.4%
	Keyence Corp.	1,145,474	480,024	0.4%
	Daiichi Sankyo Co. Ltd.	4,042,133	330,613	0.3%
	KDDI Corp.	10,791,458	321,986	0.3%
	Takeda Pharmaceutical Co. Ltd.	8,726,831	313,537	0.3%
	Chugai Pharmaceutical Co. Ltd.	4,131,909	221,222	0.2%
	Japan—Other †		21,486,976	19.2%
			25,191,599	22.5%

Netherlands
	ASML Holding NV	2,536,959	928,059	0.8%
	Unilever NV	9,236,299	492,462	0.4%
[1]	Netherlands—Other †		2,473,222	2.3%
			3,893,743	3.5%

New Zealand †			423,949	0.4%

[1]Norway †			714,159	0.6%

5

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
[1]Poland †			295,972	0.3%

Portugal †			193,390	0.2%

§Singapore †			1,184,090	1.1%

South Korea
	Samsung Electronics Co. Ltd.	28,444,162	1,259,156	1.1%
	Samsung Electronics Co. Ltd. Preference Shares	4,349,424	169,429	0.1%
	Samsung Electronics Co. Ltd. GDR	88,765	97,039	0.1%
§,1	South Korea—Other †		3,407,809	3.1%
			4,933,433	4.4%
Spain
*	Iberdrola SA	37,425,627	436,935	0.4%
[1]	Spain—Other †		1,813,301	1.6%
			2,250,236	2.0%

[1]Sweden †			3,163,116	2.8%

Switzerland
	Nestle SA	18,329,780	2,032,234	1.8%
	Roche Holding AG	4,425,241	1,533,123	1.4%
	Novartis AG	13,669,634	1,190,913	1.0%
	Zurich Insurance Group AG	947,614	335,769	0.3%
	Roche Holding AG (Bearer)	171,860	59,189	0.1%
§,1	Switzerland—Other †		4,032,796	3.6%
			9,184,024	8.2%

Taiwan †			17,625	0.0%

United Kingdom
	AstraZeneca plc	8,350,241	869,054	0.8%
	GlaxoSmithKline plc	31,359,156	633,451	0.6%
	HSBC Holdings plc	129,584,125	602,259	0.5%
	British American Tobacco plc	14,163,206	543,204	0.5%
	Diageo plc	14,592,682	485,027	0.5%
	BP plc	126,120,690	483,178	0.4%
	Royal Dutch Shell plc Class A	26,085,886	417,672	0.4%
	Rio Tinto plc	6,902,570	388,456	0.4%
	Unilever plc	6,933,589	374,009	0.3%
	Reckitt Benckiser Group plc	4,012,261	369,125	0.3%
	Royal Dutch Shell plc Class B	23,594,079	357,696	0.3%
§,1	United Kingdom—Other †		8,429,579	7.5%
			13,952,710	12.5%
Total Common Stocks (Cost $108,456,316)			110,499,799	98.8%

6

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.227%	34,749,559	3,474,956	3.1%

4U.S. Government and Agency Obligations †			182,972	0.1%
Total Temporary Cash Investments (Cost $3,657,306)			3,657,928	3.2%
Total Investments (Cost $112,113,622)			114,157,727	102.0%
Other Assets and Liabilities—Net			(2,292,869)	(2.0%	)
Net Assets			111,864,858	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,836,499,000.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $2,148,190,000, representing 1.9% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,975,423,000 was received for securities on loan, of which $2,957,250,000 is held in Vanguard Market Liquidity Fund and $18,173,000 is held in cash.
4	Securities with a value of $147,389,000 have been segregated as initial margin for open futures contracts.

GDR—Global Depositary Receipt.

7

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2020	11,911	431,305	10,133
Topix Index	September 2020	2,570	370,951	(14,680)
FTSE 100 Index	September 2020	2,988	227,609	5,214
S&P/TSX 60 Index	September 2020	1,047	143,214	2,484
S&P ASX 200 Index	September 2020	1,373	139,568	1,079
E-mini S&P 500 Index	September 2020	130	20,086	(114)
				4,116

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	7/2/20	USD	26,945	CHF	26,010	—	(506)
Royal Bank of Canada	7/2/20	USD	23,896	JPY	2,588,074	—	(71)
HSBC Bank USA, N.A.	10/6/20	USD	23,572	KRW	28,362,514	—	(28)
Credit Suisse International	10/6/20	USD	21,678	CAD	29,487	—	(47)
Credit Suisse International	7/2/20	USD	19,147	CAD	27,032	—	(765)
JPMorgan Chase Bank, N.A.	10/6/20	USD	12,215	DKK	81,202	—	(56)
JPMorgan Chase Bank, N.A.	7/2/20	USD	11,792	DKK	81,202	—	(451)
Royal Bank of Canada	10/6/20	USD	11,049	JPY	1,179,375	110	—
UBS AG	7/2/20	USD	10,149	EUR	9,320	—	(322)
Credit Suisse International	7/2/20	USD	9,179	AUD	14,477	—	(812)
BNP Paribas	10/6/20	USD	7,433	JPY	792,882	79	—
Standard Chartered Bank	10/6/20	USD	7,330	GBP	5,876	44	—
HSBC Bank USA, N.A.	10/6/20	USD	7,171	CAD	9,818	—	(62)
UBS AG	10/6/20	USD	6,117	AUD	8,852	7	—
Citibank, N.A.	10/6/20	USD	5,593	GBP	4,524	—	(16)
UBS AG	10/6/20	USD	4,930	GBP	4,017	—	(50)
HSBC Bank USA, N.A.	10/6/20	USD	4,141	HKD	32,121	—	(1)
HSBC Bank USA, N.A.	10/6/20	USD	3,783	SEK	35,217	—	(1)
Bank of America, N.A.	7/2/20	USD	3,462	SEK	35,217	—	(317)
Citibank, N.A.	7/2/20	USD	2,659	CHF	2,585	—	(70)
Royal Bank of Canada	7/2/20	USD	2,236	HKD	17,374	—	(5)
HSBC Bank USA, N.A.	7/2/20	USD	1,901	HKD	14,747	—	(2)
BNP Paribas	7/2/20	USD	1,704	SGD	2,468	—	(67)

8

Developed Markets Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	10/6/20	USD	1,649	EUR	1,461	4	—
BNP Paribas	7/2/20	USD	718	SGD	1,000	1	—
Morgan Stanley Capital Services LLC	7/2/20	EUR	299,036	USD	323,916	12,053	—
Toronto-Dominion Bank	10/6/20	JPY	31,805,095	USD	297,717	—	(2,722)
Royal Bank of Canada	7/2/20	JPY	32,999,183	USD	297,476	8,142	—
Royal Bank of Canada	10/6/20	EUR	221,201	USD	249,948	—	(867)
Morgan Stanley Capital Services LLC	10/6/20	EUR	221,201	USD	249,473	—	(391)
Morgan Stanley Capital Services LLC	10/6/20	GBP	191,958	USD	238,460	—	(466)
Royal Bank of Canada	7/2/20	EUR	159,365	USD	176,052	2,997	—
Toronto-Dominion Bank	10/6/20	CAD	235,212	USD	172,337	953	—
Toronto-Dominion Bank	10/6/20	AUD	236,407	USD	162,089	1,100	—
Bank of America, N.A.	7/2/20	CHF	134,639	USD	142,114	—	(7)
Royal Bank of Canada	7/2/20	CAD	178,259	USD	124,180	7,126	—
BNP Paribas	7/2/20	GBP	99,419	USD	123,119	73	—
JPMorgan Chase Bank, N.A.	7/2/20	AUD	140,370	USD	86,039	10,831	—
Royal Bank of Canada	7/2/20	GBP	42,690	USD	53,897	—	(1,001)
Credit Suisse International	7/2/20	CAD	71,952	USD	50,891	2,108	—
Royal Bank of Canada	7/2/20	GBP	39,569	USD	48,455	576	—
Morgan Stanley Capital Services LLC	7/2/20	GBP	39,167	USD	46,587	1,944	—
Royal Bank of Canada	7/2/20	JPY	4,675,195	USD	43,930	—	(631)
Toronto-Dominion Bank	7/2/20	AUD	69,637	USD	41,343	6,714	—
Morgan Stanley Capital Services LLC	7/2/20	JPY	4,290,377	USD	39,105	630	—
Toronto-Dominion Bank	7/2/20	JPY	3,873,523	USD	36,417	—	(543)
JPMorgan Chase Bank, N.A.	7/2/20	EUR	27,661	USD	31,276	—	(199)
BNP Paribas	7/2/20	JPY	3,013,596	USD	27,982	—	(72)
Royal Bank of Canada	7/2/20	AUD	40,876	USD	26,369	1,840	—
HSBC Bank USA, N.A.	7/2/20	KRW	28,362,514	USD	23,551	28	—
Morgan Stanley Capital Services LLC	7/2/20	EUR	20,041	USD	22,657	—	(141)
BNP Paribas	7/2/20	KRW	23,195,000	USD	19,030	253	—
Goldman Sachs International	7/2/20	GBP	12,592	USD	15,983	—	(381)
UBS AG	10/6/20	JPY	1,593,114	USD	14,874	—	(98)
JPMorgan Chase Bank, N.A.	7/2/20	DKK	81,202	USD	12,187	56	—
UBS AG	7/2/20	JPY	1,263,763	USD	11,740	—	(36)
UBS AG	7/2/20	CAD	12,032	USD	8,568	295	—
Citibank, N.A.	7/2/20	KRW	7,971,739	USD	6,493	134	—
UBS AG	7/2/20	GBP	4,140	USD	5,084	45	—

9

Developed Markets Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
HSBC Bank USA, N.A.	7/2/20	HKD	32,121	USD	4,144	—	—
HSBC Bank USA, N.A.	7/2/20	SEK	35,217	USD	3,778	1	—
Morgan Stanley Capital Services LLC	7/2/20	GBP	2,151	USD	2,732	—	(67)
UBS AG	7/2/20	KRW	2,378,579	USD	1,940	38	—
State Street Bank & Trust Co.	7/2/20	SGD	2,468	USD	1,741	29	—
Bank of America, N.A.	7/2/20	EUR	774	USD	853	17	—
Toronto-Dominion Bank	10/6/20	KRW	1,006,014	USD	831	6	—
BNP Paribas	10/6/20	SGD	1,000	USD	719	—	(1)
Royal Bank of Canada	7/2/20	SGD	1,000	USD	696	22	—
Toronto-Dominion Bank	7/2/20	USD	255,469	JPY	27,299,382	2,638	—
Royal Bank of Canada	7/2/20	USD	249,404	EUR	221,201	883	—
Morgan Stanley Capital Services LLC	7/2/20	USD	248,918	EUR	221,201	397	—
Morgan Stanley Capital Services LLC	7/2/20	USD	238,336	GBP	191,958	478	—
Toronto-Dominion Bank	7/2/20	USD	172,314	CAD	235,212	—	(941)
Toronto-Dominion Bank	7/2/20	USD	162,048	AUD	236,407	—	(1,098)
Bank of America, N.A.	10/6/20	USD	142,514	CHF	134,639	—	(24)
JPMorgan Chase Bank, N.A.	7/2/20	USD	134,734	JPY	14,491,876	519	—
Citibank, N.A.	10/6/20	USD	116,289	EUR	103,715	—	(500)
Bank of America, N.A.	7/2/20	USD	108,629	CHF	106,043	—	(3,296)
Credit Suisse International	7/2/20	USD	59,525	GBP	47,769	335	—
Credit Suisse International	7/2/20	USD	53,308	JPY	5,736,305	181	—
BNP Paribas	7/2/20	USD	50,604	KRW	61,907,833	—	(864)
Credit Suisse International	7/2/20	USD	30,735	EUR	28,259	—	(1,015)
Royal Bank of Canada	7/2/20	USD	29,137	EUR	26,896	—	(1,080)
Credit Suisse International	10/6/20	USD	27,646	AUD	40,377	—	(226)
						63,687	(20,316)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

JPY—Japanese yen.

KRW—Korean won.

SEK—Swedish krona.

SGD—Singapore dollar.

USD—U.S. dollar.

At June 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $9,874,000 and cash of $36,260,000 in connection with open forward currency contracts.

10

Developed Markets Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Northview Apartment REIT	9/2/21	BOANA	302	(1.132)	173	—

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Developed Markets Index Fund

Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $108,639,293)	110,682,771
Affiliated Issuers (Cost $3,474,329)	3,474,956
Total Investments in Securities	114,157,727
Investment in Vanguard	4,979
Cash	18,173
Cash Collateral Pledged—Forward Currency Contracts	5,710
Foreign Currency, at Value (Cost $170,330)	170,407
Receivables for Investment Securities Sold	71,558
Receivables for Accrued Income	327,543
Receivables for Capital Shares Issued	90,326
Variation Margin Receivable—Futures Contracts	14,765
Unrealized Appreciation—Forward Currency Contracts	63,687
Unrealized Appreciation—Over-the-Counter Swap Contracts	173
Total Assets	114,925,048
Liabilities
Due to Custodian	773
Payables for Investment Securities Purchased	5,164
Collateral for Securities on Loan	2,975,423
Payables for Capital Shares Redeemed	47,599
Payables to Vanguard	3,028
Variation Margin Payable—Futures Contracts	7,887
Unrealized Depreciation—Forward Currency Contracts	20,316
Total Liabilities	3,060,190
Net Assets	111,864,858

12

Developed Markets Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	112,165,570
Total Distributable Earnings (Loss)	(300,712)
Net Assets	111,864,858

Investor Shares—Net Assets
Applicable to 4,948,039 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,888
Net Asset Value Per Share—Investor Shares	$9.68

ETF Shares—Net Assets
Applicable to 1,801,012,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,016,107
Net Asset Value Per Share—ETF Shares	$38.88

Admiral Shares—Net Assets
Applicable to 1,408,327,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,601,606
Net Asset Value Per Share—Admiral Shares	$12.50

Institutional Shares—Net Assets
Applicable to 918,407,868 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,494,110
Net Asset Value Per Share—Institutional Shares	$12.52

Institutional Plus Shares—Net Assets
Applicable to 649,494,460 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,705,147
Net Asset Value Per Share—Institutional Plus Shares	$19.56

See accompanying Notes, which are an integral part of the Financial Statements.

13

Developed Markets Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends[1]	1,572,039
Interest[2]	4,282
Securities Lending—Net	32,143
Total Income	1,608,464
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,959
Management and Administrative—Investor Shares	34
Management and Administrative—ETF Shares	12,947
Management and Administrative—Admiral Shares	4,870
Management and Administrative—Institutional Shares	2,174
Management and Administrative—Institutional Plus Shares	1,940
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	1,242
Marketing and Distribution—Admiral Shares	572
Marketing and Distribution—Institutional Shares	193
Marketing and Distribution—Institutional Plus Shares	92
Custodian Fees	1,738
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	943
Shareholders’ Reports—Admiral Shares	88
Shareholders’ Reports—Institutional Shares	27
Shareholders’ Reports—Institutional Plus Shares	20
Trustees’ Fees and Expenses	36
Total Expenses	28,878
Net Investment Income	1,579,586
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	132,757
Futures Contracts	(114,137)
Swap Contracts	322
Forward Currency Contracts	(53,031)
Foreign Currencies	4,711
Realized Net Gain (Loss)	(29,378)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(15,753,159)

14

Developed Markets Index Fund

Statement of Operations (continued)
Six Months Ended
June 30, 2020
($000)
Futures Contracts	9,257
Swap Contracts	173
Forward Currency Contracts	41,756
Foreign Currencies	1,488
Change in Unrealized Appreciation (Depreciation)	(15,700,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,150,277)

1	Dividends are net of foreign withholding taxes of $174,951,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,903,000, $64,000, and $311,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $844,085,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,579,586	3,542,323
Realized Net Gain (Loss)	(29,378)	406,853
Change in Unrealized Appreciation (Depreciation)	(15,700,485)	18,361,861
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,150,277)	22,311,037
Distributions[1]
Investor Shares	(380)	(10,790)
ETF Shares	(599,720)	(2,348,574)
Admiral Shares	(148,739)	(582,985)
Institutional Shares	(96,230)	(382,469)
Institutional Plus Shares	(107,975)	(383,483)
Total Distributions	(953,044)	(3,708,301)
Capital Share Transactions
Investor Shares	(5,246)	(756,257)
ETF Shares	984,935	1,759,759
Admiral Shares	(151,043)	2,025,678
Institutional Shares	473,032	158,120
Institutional Plus Shares	471,991	2,699,458
Net Increase (Decrease) from Capital Share Transactions	1,773,669	5,886,758
Total Increase (Decrease)	(13,329,652)	24,489,494
Net Assets
Beginning of Period	125,194,510	100,705,016
End of Period	111,864,858	125,194,510

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.95	$9.26	$11.16	$9.09	$9.15	$9.42
Investment Operations
Net Investment Income	.130[1]	.361[1]	.312[1]	.284[1]	.262	.261
Net Realized and Unrealized Gain (Loss) on Investments	(1.323)	1.651	(1.914)	2.086	(.054)	(.276)
Total from Investment Operations	(1.193)	2.012	(1.602)	2.370	.208	(.015)
Distributions
Dividends from Net Investment Income	(.077)	(.322)	(.298)	(.300)	(.268)	(.255)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.077)	(.322)	(.298)	(.300)	(.268)	(.255)
Net Asset Value, End of Period	$9.68	$10.95	$9.26	$11.16	$9.09	$9.15

Total Return[2]	-10.81%	21.96%	-14.56%	26.31%	2.36%	-0.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$59	$731	$950	$875	$1,040
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.17%	0.17%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.72%	3.56%	2.89%	2.71%	3.00%	2.73%
Portfolio Turnover Rate[3]	1%	2%	3%	3%	11%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$43.98	$37.20	$44.83	$36.51	$36.75	$37.85
Investment Operations
Net Investment Income	.545[1]	1.289[1]	1.291[1]	1.166[1]	1.090	1.096
Net Realized and Unrealized Gain (Loss) on Investments	(5.316)	6.831	(7.677)	8.397	(.216)	(1.125)
Total from Investment Operations	(4.771)	8.120	(6.386)	9.563	.874	(.029)
Distributions
Dividends from Net Investment Income	(.329)	(1.340)	(1.244)	(1.243)	(1.114)	(1.071)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.329)	(1.340)	(1.244)	(1.243)	(1.114)	(1.071)
Net Asset Value, End of Period	$38.88	$43.98	$37.20	$44.83	$36.51	$36.75

Total Return	-10.75%	22.08%	-14.47%	26.44%	2.51%	-0.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,016	$78,752	$65,139	$68,406	$40,243	$29,288
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.85%	3.13%	3.00%	2.81%	3.10%	2.84%
Portfolio Turnover Rate[2]	1%	2%	3%	3%	11%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.14	$11.96	$14.41	$11.74	$11.82	$12.17
Investment Operations
Net Investment Income	.174[1]	.410[1]	.412[1]	.375[1]	.350	.352
Net Realized and Unrealized Gain (Loss) on Investments	(1.709)	2.198	(2.464)	2.695	(.071)	(.358)
Total from Investment Operations	(1.535)	2.608	(2.052)	3.070	.279	(.006)
Distributions
Dividends from Net Investment Income	(.105)	(.428)	(.398)	(.400)	(.359)	(.344)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.105)	(.428)	(.398)	(.400)	(.359)	(.344)
Net Asset Value, End of Period	$12.50	$14.14	$11.96	$14.41	$11.74	$11.82

Total Return[2]	-10.76%	22.05%	-14.46%	26.40%	2.45%	-0.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,602	$20,143	$15,209	$15,180	$9,702	$7,921
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.10%	2.98%	2.81%	3.10%	2.84%
Portfolio Turnover Rate[3]	1%	2%	3%	3%	11%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.16	$11.97	$14.43	$11.75	$11.83	$12.18
Investment Operations
Net Investment Income	.175[1]	.417[1]	.416[1]	.379[1]	.352	.354
Net Realized and Unrealized Gain (Loss) on Investments	(1.709)	2.205	(2.475)	2.701	(.072)	(.358)
Total from Investment Operations	(1.534)	2.622	(2.059)	3.080	.280	(.004)
Distributions
Dividends from Net Investment Income	(.106)	(.432)	(.401)	(.400)	(.360)	(.346)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.106)	(.432)	(.401)	(.400)	(.360)	(.346)
Net Asset Value, End of Period	$12.52	$14.16	$11.97	$14.43	$11.75	$11.83

Total Return	-10.74%	22.14%	-14.49%	26.46%	2.46%	-0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,494	$12,449	$10,361	$11,998	$9,092	$8,093
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.84%	3.15%	3.00%	2.82%	3.11%	2.86%
Portfolio Turnover Rate[2]	1%	2%	3%	3%	11%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.13	$18.72	$22.56	$18.37	$18.49	$19.05
Investment Operations
Net Investment Income	.275[1]	.647[1]	.643[1]	.597[1]	.552	.558
Net Realized and Unrealized Gain (Loss) on Investments	(2.678)	3.439	(3.855)	4.223	(.107)	(.573)
Total from Investment Operations	(2.403)	4.086	(3.212)	4.820	.445	(.015)
Distributions
Dividends from Net Investment Income	(.167)	(.676)	(.628)	(.630)	(.565)	(.545)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.167)	(.676)	(.628)	(.630)	(.565)	(.545)
Net Asset Value, End of Period	$19.56	$22.13	$18.72	$22.56	$18.37	$18.49

Total Return	-10.76%	22.07%	-14.45%	26.49%	2.50%	-0.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,705	$13,790	$9,265	$10,102	$7,444	$7,253
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.86%	3.12%	3.01%	2.83%	3.12%	2.87%
Portfolio Turnover Rate[2]	1%	2%	3%	3%	11%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

22

Developed Markets Index Fund

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended June 30, 2020, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.

23

Developed Markets Index Fund

5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

24

Developed Markets Index Fund

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

25

Developed Markets Index Fund

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $4,979,000, representing less than 0.01% of the fund’s net assets and 1.99% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

26

Developed Markets Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	9,464,675	100,961,863	73,261	110,499,799
Temporary Cash Investments	3,474,956	182,972	—	3,657,928
Total	12,939,631	101,144,835	73,261	114,157,727
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,765	—	—	14,765
Forward Currency Contracts	—	63,687	—	63,687
Swap Contracts	—	173	—	173
Total	14,765	63,860	—	78,625
Liabilities
Futures Contracts[1]	7,887	—	—	7,887
Forward Currency Contracts	—	20,316	—	20,316
Total	7,887	20,316	—	28,203

1 Represents variation margin on the last day of the reporting period.

D.  At June 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

			Foreign
	Equity	Interest Rate	Exchange
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	14,765	—	—	14,765
Unrealized Appreciation—Forward Currency Contracts	—	—	63,687	63,687
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	173	—	173
Total Assets	14,765	173	63,687	78,625

Variation Margin Payable—Futures Contracts	7,887	—	—	7,887
Unrealized Depreciation—Forward Currency Contracts	—	—	20,316	20,316
Total Liabilities	7,887	—	20,316	28,203

27

Developed Markets Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2020, were:

			Foreign
	Equity	Interest Rate	Exchange
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(114,137)	—	—	(114,137)
Swap Contracts	—	322	—	322
Forward Currency Contracts	—	—	(53,031)	(53,031)
Realized Net Gain (Loss) on Derivatives	(114,137)	322	(53,031)	(166,846)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	9,257	—	—	9,257
Swap Contracts	—	173	—	173
Forward Currency Contracts	—	—	41,756	41,756
Change in Unrealized Appreciation (Depreciation) on Derivatives	9,257	173	41,756	51,186

E.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	112,659,052
Gross Unrealized Appreciation	24,394,298
Gross Unrealized Depreciation	(22,847,963)
Net Unrealized Appreciation (Depreciation)	1,546,335

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 30, 2019, the fund had available capital losses totaling $2,518,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended June 30, 2020, the fund purchased $5,963,580,000 of investment securities and sold $3,841,178,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,225,660,000 and $2,402,074,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Developed Markets Index Fund

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,307	469	179,311	17,300
Issued in Lieu of Cash Distributions	380	44	9,838	970
Redeemed	(9,933)	(979)	(945,406)	(91,817)
Net Increase (Decrease)—Investor Shares	(5,246)	(466)	(756,257)	(73,547)
ETF Shares
Issued	3,507,536	80,402	3,191,112	75,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,522,601)	(70,000)	(1,431,353)	(36,500)
Net Increase (Decrease)—ETF Shares	984,935	10,402	1,759,759	39,400
Admiral Shares
Issued	3,658,299	313,529	5,494,696	416,279
Issued in Lieu of Cash Distributions	115,691	10,440	468,526	34,970
Redeemed	(3,925,033)	(340,261)	(3,937,544)	(298,516)
Net Increase (Decrease)—Admiral Shares	(151,043)	(16,292)	2,025,678	152,733
Institutional Shares
Issued	1,910,036	157,775	3,150,458	238,396
Issued in Lieu of Cash Distributions	87,313	7,861	349,841	26,090
Redeemed	(1,524,317)	(126,495)	(3,342,179)	(250,436)
Net Increase (Decrease)—Institutional Shares	473,032	39,141	158,120	14,050
Institutional Plus Shares
Issued	1,327,185	69,551	4,049,971	192,199
Issued in Lieu of Cash Distributions	102,660	5,917	364,062	17,328
Redeemed	(957,854)	(49,113)	(1,714,575)	(81,383)
Net Increase (Decrease)—Institutional Plus Shares	471,991	26,355	2,699,458	128,144

H.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

30

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short-and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Developed Markets Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

32

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

33

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1272 082020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (6.2%)
	CSL Ltd.	2,884,226	573,643
	Commonwealth Bank of Australia	11,263,567	543,969
	BHP Group Ltd.	18,737,690	466,531
	Westpac Banking Corp.	22,984,928	288,080
	National Australia Bank Ltd.	20,346,243	257,836
	Australia & New Zealand Banking Group Ltd.	18,050,822	234,213
	Wesfarmers Ltd.	7,203,343	223,969
	Woolworths Group Ltd.	8,038,663	207,212
	Transurban Group	17,398,149	170,619
	Macquarie Group Ltd.	2,041,913	169,463
	Rio Tinto Ltd.	2,362,671	161,781
	Goodman Group	11,416,412	117,798
	Newcrest Mining Ltd.	5,138,426	113,940
	Amcor plc	10,180,115	102,821
	Fortescue Metals Group Ltd.	10,117,271	98,357
	Coles Group Ltd.	8,073,554	95,974
	Woodside Petroleum Ltd.	6,057,408	91,544
	Brambles Ltd.	9,674,468	73,356
	ASX Ltd.	1,229,717	73,093
	Aristocrat Leisure Ltd.	4,065,790	72,804
	Sonic Healthcare Ltd.	3,019,825	63,769
	Insurance Australia Group Ltd.	14,662,928	58,848
	APA Group	7,527,776	58,207
	Telstra Corp. Ltd.	26,492,937	57,507
	QBE Insurance Group Ltd.	9,258,128	57,133
*	Afterpay Ltd.	1,309,940	56,573
	James Hardie Industries plc	2,815,536	54,252
	Cochlear Ltd.	407,259	53,469
	Suncorp Group Ltd.	8,018,750	51,528
	Scentre Group	33,007,027	50,110
	Ramsay Health Care Ltd.	1,083,125	50,021
	AGL Energy Ltd.	3,995,590	47,269
	Origin Energy Ltd.	11,138,855	45,327
	Dexus	6,925,647	44,451
	South32 Ltd.	30,835,208	43,654
	Northern Star Resources Ltd.	4,556,646	42,974
	Santos Ltd.	11,271,571	41,892
	Aurizon Holdings Ltd.	11,690,417	39,781
	Mirvac Group	25,010,837	37,782
*	Xero Ltd.	592,608	37,225
	Lendlease Group	4,201,916	36,318
	Medibank Pvt Ltd.	17,454,623	36,188
	GPT Group	12,397,837	36,017
	Magellan Financial Group Ltd.	867,047	35,406
	Stockland	15,218,238	35,288
	SEEK Ltd.	2,196,297	33,601
	Treasury Wine Estates Ltd.	4,563,219	33,202
	Ampol Ltd.	1,576,825	32,130
	Orica Ltd.	2,568,172	29,700
	Oil Search Ltd.	13,210,470	29,277
	Tabcorp Holdings Ltd.	12,076,473	28,484
	Computershare Ltd.	3,053,560	28,274
*	AMP Ltd.	21,747,383	28,140
	Atlas Arteria Ltd.	6,030,185	27,848
	Sydney Airport	7,047,295	27,813
*	Saracen Mineral Holdings Ltd.	6,998,534	26,655
	Evolution Mining Ltd.	6,686,751	26,563
	BlueScope Steel Ltd.	3,212,092	26,461
	Vicinity Centres	23,862,214	23,917
	REA Group Ltd.	316,578	23,855
^	JB Hi-Fi Ltd.	717,171	21,457

1

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Ansell Ltd.	815,053	20,719
	Boral Ltd.	7,757,900	20,625
	Charter Hall Group	2,946,279	19,960
*	NEXTDC Ltd.	2,874,058	19,768
	Coca-Cola Amatil Ltd.	3,260,724	19,641
	Qube Holdings Ltd.	9,193,446	18,650
	Domino's Pizza Enterprises Ltd.	382,309	18,328
	Alumina Ltd.	15,821,337	18,033
	carsales.com Ltd.	1,355,497	16,779
	Bendigo & Adelaide Bank Ltd.	3,354,413	16,382
	Appen Ltd.	686,743	16,306
	Iluka Resources Ltd.	2,655,570	15,865
	Incitec Pivot Ltd.	12,065,254	15,729
	Altium Ltd.	688,499	15,600
	OZ Minerals Ltd.	2,007,120	15,422
	Crown Resorts Ltd.	2,205,717	14,859
*	TPG Telecom Ltd.	2,310,145	14,189
	ALS Ltd.	3,056,602	13,957
	AusNet Services	11,495,297	13,281
	Cleanaway Waste Management Ltd.	8,621,282	13,237
	Breville Group Ltd.	829,988	13,120
	Mineral Resources Ltd.	874,772	12,953
	Steadfast Group Ltd.	5,325,162	12,477
	Worley Ltd.	2,038,754	12,475
	Bank of Queensland Ltd.	2,840,187	12,204
	Metcash Ltd.	6,462,987	12,194
	Beach Energy Ltd.	11,172,569	11,936
	Downer EDI Ltd.	3,778,441	11,566
	Challenger Ltd.	3,638,672	11,268
	Regis Resources Ltd.	2,999,946	10,978
	Orora Ltd.	6,114,002	10,810
	IGO Ltd.	3,062,013	10,448
	Star Entertainment Grp Ltd.	5,257,925	10,447
	Reliance Worldwide Corp. Ltd.	5,003,479	10,282
	CIMIC Group Ltd.	608,360	10,223
^	Seven Group Holdings Ltd.	841,626	10,123
	Shopping Centres Australasia Property Group	6,702,344	10,104
	St. Barbara Ltd.	4,443,460	9,836
	Qantas Airways Ltd. (XASX)	3,699,511	9,803
	IDP Education Ltd.	876,324	9,497
	Cromwell Property Group	15,011,353	9,383
^	Harvey Norman Holdings Ltd.	3,808,772	9,363
	Link Administration Holdings Ltd.	3,236,252	9,258
	nib holdings Ltd.	2,895,946	9,242
	Nine Entertainment Co. Holdings Ltd.	9,229,677	8,901
1	Viva Energy Group Ltd.	6,758,222	8,617
	Bapcor Ltd.	2,078,584	8,573
	IRESS Ltd.	1,103,258	8,433
	Charter Hall Long Wale REIT	2,788,368	8,318
	BWP Trust	3,015,121	8,020
	CSR Ltd.	3,107,970	7,999
^	Washington H Soul Pattinson & Co. Ltd.	583,433	7,925
*	Silver Lake Resources Ltd.	5,267,752	7,891
*	Vocus Group Ltd.	3,796,586	7,802
	National Storage REIT	6,061,709	7,758
	Waypoint REIT	4,289,503	7,747
	Healius Ltd.	3,645,273	7,702
	IOOF Holdings Ltd.	2,171,293	7,461
	Pendal Group Ltd.	1,752,163	7,331
	WiseTech Global Ltd.	530,303	7,174
	Flight Centre Travel Group Ltd.	915,083	7,153
*	Nanosonics Ltd.	1,500,626	7,116
	Charter Hall Retail REIT	3,033,285	7,061
*,^	Zip Co. Ltd.	1,871,760	6,982

2

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Perseus Mining Ltd.	7,380,227	6,829
*,^	PolyNovo Ltd.	3,819,284	6,785
*	Megaport Ltd.	804,272	6,764
	Ramelius Resources Ltd.	4,768,462	6,693
*,^	Mesoblast Ltd.	2,882,935	6,631
	Elders Ltd.	986,749	6,449
*	Gold Road Resources Ltd.	5,449,890	6,405
^	InvoCare Ltd.	872,721	6,346
	Adbri Ltd.	2,840,431	6,301
	Premier Investments Ltd.	517,510	6,240
	Sims Ltd.	1,084,850	6,030
*	Lynas Corp. Ltd.	4,440,713	6,026
	Technology One Ltd.	981,035	6,012
^	AP Eagers Ltd.	1,259,633	5,945
^	Perpetual Ltd.	281,020	5,811
	Super Retail Group Ltd.	1,024,843	5,766
*	Nufarm Ltd.	2,003,500	5,692
*	Resolute Mining Ltd.	6,968,005	5,586
	Ingenia Communities Group	1,756,095	5,490
	Whitehaven Coal Ltd.	5,417,945	5,418
*	Champion Iron Ltd.	2,683,520	5,381
	IPH Ltd.	1,014,097	5,274
	ARB Corp. Ltd.	416,710	5,210
*,^	Tyro Payments Ltd.	2,043,823	5,050
	Omni Bridgeway Ltd.	1,506,118	4,972
	Costa Group Holdings Ltd.	2,458,922	4,966
	Platinum Asset Management Ltd.	1,891,487	4,921
^	Webjet Ltd.	2,103,114	4,917
	Bravura Solutions Ltd.	1,538,510	4,849
	Pro Medicus Ltd.	258,747	4,765
	Centuria Industrial REIT	2,096,763	4,611
	Austal Ltd.	2,041,317	4,601
	Collins Foods Ltd.	691,120	4,554
	Blackmores Ltd.	83,442	4,513
	AUB Group Ltd.	437,963	4,458
*	EML Payments Ltd.	1,888,472	4,441
	GUD Holdings Ltd.	553,308	4,425
^	Clinuvel Pharmaceuticals Ltd.	246,587	4,396
	Bingo Industries Ltd.	2,918,749	4,377
	Abacus Property Group	2,326,233	4,345
*	GrainCorp Ltd. Class A	1,504,544	4,296
*,^	Avita Therapeutics Inc.	680,426	4,265
	Monadelphous Group Ltd.	560,290	4,227
	Brickworks Ltd.	381,847	4,203
	Bega Cheese Ltd.	1,357,818	4,197
*	United Malt Grp Ltd.	1,446,694	4,131
	Growthpoint Properties Australia Ltd.	1,785,290	3,971
	Sandfire Resources Ltd.	1,101,845	3,910
	Codan Ltd.	777,658	3,848
	Credit Corp. Group Ltd.	347,104	3,806
*,^	nearmap Ltd.	2,351,108	3,718
^	Corporate Travel Management Ltd.	539,410	3,673
	Centuria Office REIT	2,575,129	3,617
	Aventus Group	2,440,657	3,545
	Perenti Global Ltd.	4,364,407	3,543
	NRW Holdings Ltd.	2,652,690	3,477
	Domain Holdings Australia Ltd.	1,440,742	3,361
	Netwealth Group Ltd.	533,843	3,332
	Charter Hall Social Infrastructure REIT	2,023,449	3,312
	G8 Education Ltd.	5,364,077	3,311
	Tassal Group Ltd.	1,330,154	3,185
	GWA Group Ltd.	1,642,452	3,177
	Centuria Capital Group	2,546,637	3,164
	Western Areas Ltd.	1,643,794	3,023

3

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Sigma Healthcare Ltd.	6,928,748	3,000
	Arena REIT	1,949,385	2,968
	Data#3 Ltd.	928,727	2,939
*	Westgold Resources Ltd.	1,954,068	2,869
*	Mayne Pharma Group Ltd.	10,521,396	2,819
	Infigen Energy	4,312,744	2,807
*,^	Paradigm Biopharmaceuticals Ltd.	1,264,673	2,805
	Rural Funds Group	2,080,972	2,763
	Service Stream Ltd.	2,073,701	2,753
	Select Harvests Ltd.	621,785	2,718
*,^	PointsBet Holdings Pty Ltd.	685,824	2,580
	Inghams Group Ltd.	1,148,499	2,554
*	Electro Optic Systems Holdings Ltd.	773,393	2,543
	SeaLink Travel Group Ltd.	808,576	2,486
*	Qantas Airways Ltd.	927,264	2,419
	Integral Diagnostics Ltd.	872,280	2,367
*,^	Orocobre Ltd.	1,449,461	2,352
*	Cooper Energy Ltd.	8,942,266	2,340
	SmartGroup Corp. Ltd.	530,315	2,249
	GDI Property Group	2,850,504	2,204
^	Jumbo Interactive Ltd.	316,559	2,117
*,^	Bubs Australia Ltd.	3,246,358	2,088
*,^	Pilbara Minerals Ltd.	11,788,506	2,082
	Southern Cross Media Group Ltd.	16,895,633	2,068
	McMillan Shakespeare Ltd.	323,866	2,047
	Australian Pharmaceutical Industries Ltd.	2,564,238	2,031
	Accent Group Ltd.	2,061,718	2,013
	oOh!media Ltd.	3,100,881	1,988
	Macmahon Holdings Ltd.	11,169,463	1,974
*	Australian Agricultural Co. Ltd.	2,748,344	1,957
	Hotel Property Investments	965,929	1,943
*,^	Pact Group Holdings Ltd.	1,260,266	1,924
	Jupiter Mines Ltd.	9,796,083	1,903
^	HUB24 Ltd.	290,550	1,890
	Aurelia Metals Ltd.	5,287,790	1,864
	Genworth Mortgage Insurance Australia Ltd.	1,282,103	1,844
	Mount Gibson Iron Ltd.	4,291,243	1,829
	BWX Ltd.	726,463	1,773
*	Eclipx Group Ltd.	1,995,730	1,751
*	Starpharma Holdings Ltd.	2,223,603	1,734
	Asaleo Care Ltd.	2,431,869	1,709
	Estia Health Ltd.	1,586,325	1,695
*	Emeco Holdings Ltd.	2,321,040	1,615
^,§	Freedom Foods Group Ltd.	777,051	1,608
	MyState Ltd.	589,114	1,601
	FlexiGroup Ltd.	1,862,799	1,480
	Lovisa Holdings Ltd.	347,869	1,451
*,^	Galaxy Resources Ltd.	2,664,664	1,450
	New Hope Corp. Ltd.	1,485,176	1,416
	OFX Group Ltd.	1,446,975	1,406
	Cedar Woods Properties Ltd.	381,106	1,390
^	HT&E Ltd.	1,649,391	1,368
*	Karoon Energy Ltd.	3,220,969	1,365
*,^	Carnarvon Petroleum Ltd.	9,911,992	1,349
*	Senex Energy Ltd.	8,188,589	1,299
*,^	AMA Group Ltd.	3,071,818	1,288
*,^	Superloop Ltd.	1,785,098	1,229
1	Coronado Global Resources Inc.	1,848,416	1,196
*	Dacian Gold Ltd.	3,293,612	1,022
	Village Roadshow Ltd.	665,456	1,000
	MACA Ltd.	1,608,967	966
	SG Fleet Group Ltd.	734,299	815
^	Regis Healthcare Ltd.	808,472	790
	Virtus Health Ltd.	378,089	744

4

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*,^,§	SpeedCast International Ltd.	1,363,916	744
*,^	Myer Holdings Ltd.	5,193,599	674
	Navigator Global Investments Ltd.	798,654	657
^	Japara Healthcare Ltd.	1,735,872	591
	Vita Group Ltd.	877,355	588
*	Tuas Ltd.	1,155,072	538
*,^	Syrah Resources Ltd.	2,492,233	486
*,^	New Century Resources Ltd.	3,682,864	403
	WPP AUNZ Ltd.	2,028,371	395
*,^	Seven West Media Ltd.	5,682,193	363
*,^	Clean TeQ Holdings Ltd.	2,916,231	285
^	Decmil Group Ltd.	6,547,198	258
*,^,§	Liquefied Natural Gas Ltd.	3,307,629	98
*	Intega Group Ltd.	334,520	54
*,§	Bgp Holdings plc Rts plc	7,179,555	—
			6,943,931
Austria (0.2%)
*	Erste Group Bank AG	1,814,022	42,843
*	OMV AG	899,468	30,352
	Verbund AG	419,542	18,843
*	Andritz AG	446,886	16,294
	voestalpine AG	728,638	15,735
*	Wienerberger AG	710,991	15,542
*	Raiffeisen Bank International AG	813,933	14,548
*	CA Immobilien Anlagen AG	434,166	14,516
*,1	BAWAG Group AG	366,109	12,668
*	Immofinanz AG	508,904	8,699
^	Oesterreichische Post AG	211,474	7,002
*	Telekom Austria AG	874,627	6,042
*	S Immo AG	334,517	5,998
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	246,461	5,526
	UNIQA Insurance Group AG	720,680	4,848
	Evn AG	232,567	3,931
*	Lenzing AG	82,987	3,855
	Strabag SE	99,303	2,564
^	Do & Co AG	42,608	2,190
*	Flughafen Wien AG	63,997	1,820
	Schoeller-Bleckmann Oilfield Equipment AG	68,675	1,815
*	Palfinger AG	62,984	1,391
	Agrana Beteiligungs AG	64,466	1,329
*	Zumtobel Group AG	178,533	1,291
*,^	Porr AG	63,237	1,049
	Kapsch TrafficCom AG	31,814	614
			241,305
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	5,283,145	260,442
	KBC Group NV	1,744,525	100,226
	Ucb SA	765,952	88,887
	Umicore SA	1,302,439	61,481
*	Argenx SE	272,099	61,248
	Ageas SA	1,152,629	40,849
	Groupe Bruxelles Lambert SA	459,178	38,461
	Solvay SA Class A	441,513	35,421
	Sofina SA	97,259	25,682
	Elia Group SA/NV	223,719	24,339
	Warehouses De Pauw CVA	840,530	23,092
	Cofinimmo SA	164,423	22,675
	Aedifica SA	171,800	18,814
*	Ackermans & van Haaren NV	141,266	18,497
	Colruyt SA	333,068	18,305
	Proximus SADP	888,425	18,104
	Telenet Group Holding NV	289,858	11,943
	Barco NV	61,239	10,814

5

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
^	Melexis NV	116,813	8,886
^	Euronav NV	1,029,133	8,309
	Fagron	390,001	8,197
	Montea C.V.A	80,259	8,074
	D'ieteren SA/NV	144,048	7,988
*	KBC Ancora	225,134	7,679
*	Ontex Group NV	503,255	7,397
	Gimv NV	120,157	6,922
	VGP NV	48,573	6,215
	Befimmo SA	138,021	6,189
*	Tessenderlo Chemie NV (Voting Shares)	164,624	4,906
*	AGFA-Gevaert NV	1,103,394	4,612
*	Retail Estates NV	64,180	4,331
	Bekaert SA	219,834	4,322
	bpost SA	633,812	4,284
*	Kinepolis Group NV	81,379	3,687
*	Cie d'Entreprises CFE	44,425	3,046
	Orange Belgium SA	179,469	2,928
*,^	Mithra Pharmaceuticals SA	89,711	1,837
	Econocom Group SA/NV	779,284	1,579
	EVS Broadcast Equipment SA	82,983	1,535
^	Ion Beam Applications	132,871	1,145
*	Wereldhave Belgium Comm VA	14,893	922
*	Van de Velde NV	35,294	829
			995,099
Brazil (0.0%)
^	Ecopro BM Co. Ltd.	53,146	5,388

Canada (8.5%)
*	Shopify Inc. Class A	661,668	628,609
	Royal Bank of Canada	9,069,205	615,324
	Toronto-Dominion Bank	11,513,972	513,871
	Canadian National Railway Co.	4,529,985	400,778
	Enbridge Inc. (XTSE)	12,792,282	388,970
	Bank of Nova Scotia	7,695,817	318,467
	Brookfield Asset Management Inc. Class A	8,842,144	291,004
^	TC Energy Corp.	5,980,484	255,501
	Canadian Pacific Railway Ltd.	862,857	219,477
	Bank of Montreal	4,074,278	216,859
	Barrick Gold Corp. (XTSE)	7,678,393	206,608
^	Canadian Imperial Bank of Commerce	2,832,857	189,344
	Manulife Financial Corp.	12,328,702	167,731
	Alimentation Couche-Tard Inc. Class B	5,308,432	166,455
	Franco-Nevada Corp.	1,188,806	166,070
	Suncor Energy Inc.	9,706,555	163,659
	Constellation Software Inc.	121,368	137,039
	Sun Life Financial Inc.	3,724,602	136,874
	Canadian Natural Resources Ltd.	7,351,018	127,517
	Wheaton Precious Metals Corp.	2,849,196	125,313
^	Nutrien Ltd.	3,622,171	116,381
	Fortis Inc. (XTSE)	2,867,230	109,042
	Waste Connections Inc. (XTSE)	1,105,222	103,545
	Restaurant Brands International Inc. (XTSE)	1,814,774	98,773
	Agnico Eagle Mines Ltd.	1,531,699	98,078
^	National Bank of Canada	2,133,220	96,667
	Barrick Gold Corp. (XLON)	3,561,990	93,359
*	CGI Inc.	1,455,715	91,711
	Rogers Communications Inc. Class B	2,229,498	89,584
^	Pembina Pipeline Corp.	3,496,258	87,406
	Intact Financial Corp.	907,377	86,360
	BCE Inc.	1,919,219	80,043
	Magna International Inc.	1,751,641	78,008
	Thomson Reuters Corp.	1,069,778	72,684
^	Kirkland Lake Gold Ltd.	1,764,491	72,654

6

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Open Text Corp.	1,703,090	72,321
	Metro Inc.	1,601,326	66,054
^	Emera Inc.	1,556,985	61,266
	Dollarama Inc.	1,838,838	61,168
^	Power Corp. of Canada	3,467,020	60,984
*	Kinross Gold Corp.	7,978,266	57,592
	Waste Connections Inc. (XNYS)	570,366	53,495
	Fairfax Financial Holdings Ltd.	171,886	53,104
	Loblaw Cos. Ltd.	1,054,643	51,357
	Shaw Communications Inc. Class B	2,912,829	47,503
	TELUS Corp.	2,698,722	45,264
^	Algonquin Power & Utilities Corp.	3,340,090	43,178
^	WSP Global Inc.	670,666	41,131
	Pan American Silver Corp.	1,305,476	39,647
	Canadian Apartment Properties REIT	1,073,473	38,421
1	Hydro One Ltd.	2,001,940	37,647
^	B2Gold Corp.	6,522,220	37,089
*	Bausch Health Cos. Inc.	1,971,323	36,069
^	Saputo Inc.	1,486,232	35,437
	TMX Group Ltd.	355,536	35,153
	George Weston Ltd.	458,368	33,577
	Yamana Gold Inc.	6,043,408	32,852
	Canadian Tire Corp. Ltd. Class A	360,562	31,244
	Teck Resources Ltd. Class B	2,943,737	30,834
	CCL Industries Inc. Class B	950,214	30,713
	Cenovus Energy Inc.	6,480,007	30,309
	Great-West Lifeco Inc.	1,715,377	30,072
	Ritchie Bros Auctioneers Inc.	694,861	28,289
	First Quantum Minerals Ltd.	3,534,326	28,168
*	Descartes Systems Group Inc.	532,559	28,115
	Northland Power Inc.	1,097,526	27,470
	CAE Inc.	1,684,472	27,322
	Cameco Corp.	2,514,314	25,780
	Empire Co. Ltd.	1,071,705	25,664
^	Inter Pipeline Ltd.	2,703,151	25,168
	Toromont Industries Ltd.	503,629	24,992
	Quebecor Inc. Class B	1,118,791	24,039
*	Kinaxis Inc.	167,362	23,923
	Allied Properties REIT	772,838	23,317
*,^	Canopy Growth Corp.	1,437,509	23,284
	Parkland Corp.	935,302	23,224
	Onex Corp.	513,673	23,205
	Alamos Gold Inc. Class A	2,485,169	23,175
^	Imperial Oil Ltd.	1,429,467	22,996
^	RioCan REIT	2,024,718	22,908
	iA Financial Corp. Inc.	682,388	22,850
	FirstService Corp.	221,270	22,288
	Lundin Mining Corp.	4,056,091	21,750
	Stantec Inc.	702,663	21,692
^	Keyera Corp.	1,391,518	21,186
	Element Fleet Management Corp.	2,780,141	20,745
	AltaGas Ltd.	1,766,749	20,367
	Canadian Utilities Ltd. Class A	782,384	19,479
	Gildan Activewear Inc.	1,238,650	19,187
	Boyd Group Services Inc.	126,980	18,900
*,^	Endeavour Mining Corp.	781,096	18,898
^	SNC-Lavalin Group Inc.	1,113,384	18,789
	TFI International Inc.	523,545	18,584
	Granite REIT	343,907	17,748
*	SSR Mining Inc.	785,242	16,733
	CI Financial Corp.	1,254,643	15,960
*	BlackBerry Ltd.	3,183,582	15,524
	Centerra Gold Inc.	1,369,802	15,286
^	Choice Properties REIT	1,617,324	15,177

7

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Gibson Energy Inc.	918,184	14,291
	Finning International Inc.	1,039,601	14,174
	Atco Ltd. Class I	477,749	14,171
^	First Capital REIT	1,371,639	14,024
	Tourmaline Oil Corp.	1,603,664	14,021
*	NovaGold Resources Inc.	1,493,821	13,699
	Enghouse Systems Ltd.	255,907	13,666
^	Capital Power Corp.	662,594	13,656
	Primo Water Corp.	980,440	13,454
	H&R REIT	1,801,146	12,949
*	Alacer Gold Corp.	1,855,662	12,753
^	SmartCentres REIT	825,191	12,710
^	IGM Financial Inc.	517,476	12,575
^	Premium Brands Holdings Corp.	195,869	12,494
*,^	First Majestic Silver Corp.	1,201,467	11,947
*	IAMGOLD Corp.	2,976,027	11,816
^	Innergex Renewable Energy Inc.	816,027	11,481
^	West Fraser Timber Co. Ltd.	318,391	11,192
	Colliers International Group Inc.	191,051	10,963
	BRP Inc.	255,761	10,908
	Stella-Jones Inc.	426,714	10,731
*	Parex Resources Inc.	880,838	10,615
	TransAlta Corp.	1,746,122	10,354
*	Air Canada Class A	813,213	10,153
*	Eldorado Gold Corp.	1,044,854	10,074
*	Ivanhoe Mines Ltd.	3,520,012	9,982
^	Maple Leaf Foods Inc.	474,658	9,968
	Osisko Gold Royalties Ltd.	996,079	9,949
*	Pretium Resources Inc.	1,177,985	9,857
^	Canadian Western Bank	545,802	9,508
^	Chartwell Retirement Residences	1,349,723	9,316
^	PrairieSky Royalty Ltd.	1,459,977	9,227
*	OceanaGold Corp.	3,929,031	9,145
^	Superior Plus Corp.	1,114,890	9,132
*	Torex Gold Resources Inc.	537,434	8,468
*,^	Aurora Cannabis Inc.	677,716	8,382
	Linamar Corp.	284,827	7,700
*,^	Lightspeed POS Inc.	321,388	7,677
*,^	Canada Goose Holdings Inc.	329,513	7,650
^	ARC Resources Ltd.	2,243,950	7,537
*,^	Aphria Inc.	1,711,483	7,337
^	TransAlta Renewables Inc.	675,369	7,258
	Methanex Corp.	395,343	7,135
	North West Co. Inc.	315,758	6,903
*	Great Canadian Gaming Corp.	344,902	6,867
*,^	Cronos Group Inc.	1,137,468	6,854
^	Norbord Inc.	299,582	6,839
*	ATS Automation Tooling Systems Inc.	471,088	6,635
*	Shopify Inc.	6,856	6,508
	Husky Energy Inc.	1,972,176	6,479
	Cominar REIT	1,063,386	6,407
	Cascades Inc.	564,702	6,152
	Winpak Ltd.	196,411	6,017
^	Genworth MI Canada Inc.	236,183	5,778
^	Laurentian Bank of Canada	269,278	5,673
^	Crescent Point Energy Corp.	3,385,462	5,486
*	MEG Energy Corp.	1,907,170	5,296
	Transcontinental Inc. Class A	472,560	5,256
^	Boardwalk REIT	239,694	5,246
	Cogeco Communications Inc.	71,560	5,156
*	Celestica Inc.	702,275	4,821
*,^	Home Capital Group Inc. Class B	323,530	4,809
*	Turquoise Hill Resources Ltd.	6,298,351	4,639
^	Russel Metals Inc.	388,275	4,639

8

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Artis REIT	794,232	4,417
^	Vermilion Energy Inc.	983,498	4,376
	Hudbay Minerals Inc.	1,404,019	4,251
^	NFI Group Inc.	344,545	4,226
*,^	Bombardier Inc. Class B	13,643,732	4,221
^	Whitecap Resources Inc.	2,526,959	4,151
^	Dream Office REIT	271,379	4,102
	Aecon Group Inc.	370,231	4,025
*	Seven Generations Energy Ltd. Class A	1,767,894	3,946
	Martinrea International Inc.	520,908	3,944
^	Enerplus Corp.	1,398,649	3,936
	ECN Capital Corp.	1,364,127	3,879
*	Canfor Corp.	408,563	3,542
	Mullen Group Ltd.	660,579	3,537
^	Westshore Terminals Investment Corp.	271,110	3,337
	Fortis Inc. (XNYS)	77,746	2,961
	Enbridge Inc. (XNYS)	87,527	2,662
	Pason Systems Inc.	484,267	2,647
	Corus Entertainment Inc. Class B	1,252,326	2,638
	Cineplex Inc.	410,693	2,432
	First National Financial Corp.	109,400	2,276
	Enerflex Ltd.	571,819	2,165
	Restaurant Brands International Inc. (XNYS)	36,684	2,004
*,^	Baytex Energy Corp.	3,490,370	1,774
^	Secure Energy Services Inc.	988,846	1,216
	TORC Oil & Gas Ltd.	959,120	1,201
*,^	Kelt Exploration Ltd.	972,205	1,003
	ShawCor Ltd.	452,835	904
	Northview Apartment REIT	26,078	668
*,^	Paramount Resources Ltd. Class A	454,643	532
*,§	Stars Group Inc.	3,009	82
			9,489,042
Denmark (1.9%)
	Novo Nordisk A/S Class B	10,264,663	668,720
	DSV Panalpina A/S	1,245,868	153,036
1	Orsted A/S	1,199,157	138,609
	Coloplast A/S Class B	845,904	131,849
	Vestas Wind Systems A/S	1,245,312	127,523
*	Genmab A/S	374,914	126,418
	Carlsberg A/S Class B	619,053	82,092
	Novozymes A/S	1,294,661	75,059
	Chr Hansen Holding A/S	653,818	67,438
*	Danske Bank A/S	4,195,520	56,088
	AP Moller - Maersk A/S Class B	37,869	44,383
	GN Store Nord A/S	821,632	43,982
	Pandora A/S	618,372	33,772
	Ambu A/S Class B	1,059,451	33,492
	AP Moller - Maersk A/S Class A	28,771	31,460
	SimCorp A/S	250,895	27,135
*	Royal Unibrew A/S	312,756	26,072
	Tryg A/S	768,663	22,333
*	Iss A/S	1,174,689	18,652
*	Demant A/S	660,622	17,507
	H Lundbeck A/S	375,710	14,196
*,1	Netcompany Group A/S	208,950	13,733
	Ringkjoebing Landbobank A/S	182,965	12,962
	Topdanmark A/S	267,320	11,073
*	Jyske Bank A/S	370,479	10,902
*	ALK-Abello A/S	40,665	10,886
	ROCKWOOL International A/S Class B	39,787	10,828
*	Bavarian Nordic A/S	374,431	10,263
*	FLSmidth & Co. A/S	313,612	9,122
*	Zealand Pharma A/S	234,083	8,087
*	Sydbank A/S	374,883	6,955

9

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Schouw & Co. A/S	82,430	6,585
*	Dfds A/S	192,466	5,974
1	Scandinavian Tobacco Group A/S	403,886	5,964
*	Spar Nord Bank A/S	519,216	4,138
*	Nkt A/S	175,559	3,938
*	Alm Brand A/S	393,748	3,686
*	Drilling Co. of 1972 A/S	140,764	2,985
*	Nilfisk Holding A/S	174,656	2,414
	D/S Norden A/S	168,219	2,270
			2,082,581
Finland (1.1%)
	Kone Oyj Class B	2,493,674	171,988
	Nokia Oyj	35,695,011	156,006
*	Nordea Bank Abp (XSTO)	19,131,112	132,680
	Sampo Oyj Class A	3,216,086	110,859
	Neste Oyj	2,645,608	103,910
	UPM-Kymmene Oyj	3,394,666	98,326
	Elisa Oyj	912,351	55,518
	Fortum Oyj	2,744,472	52,360
	Stora Enso Oyj	3,641,881	43,591
	Orion Oyj Class B	652,421	31,639
	Kesko Oyj Class B	1,711,568	29,298
	Wartsila Oyj Abp	3,087,873	25,614
*	Kojamo Oyj	1,144,792	24,194
*	Huhtamaki Oyj	591,439	23,398
	Neles Oyj	677,369	22,261
	Valmet Oyj	844,773	22,142
	Nokian Renkaat Oyj	858,749	18,877
*	TietoEVRY Oyj (XHEL)	466,596	12,773
	Konecranes Oyj Class A	458,019	10,393
*	Nordea Bank Abp (XHEL)	1,373,359	9,498
	Metsa Board Oyj	1,098,216	7,455
	Kemira Oyj	563,469	7,275
	Cargotec Oyj Class B	303,815	7,094
	YIT Oyj	1,056,391	5,766
*	Outokumpu Oyj	1,945,503	5,571
	Outotec Oyj	917,038	5,085
	Sanoma Oyj	470,396	4,770
	Uponor Oyj	348,410	4,718
	Ahlstrom-Munksjo Oyj	239,563	3,595
*	TietoEVRY Oyj (XOSL)	125,869	3,455
^	Citycon Oyj	475,571	3,316
	Raisio Oyj	718,894	2,461
*	Finnair Oyj	3,472,410	2,403
*	F-Secure Oyj	643,077	2,078
	Oriola Oyj	814,256	1,833
*,^	Finnair Oyj (XHEL)	347,241	309
			1,222,509
France (8.1%)
	Sanofi	6,926,139	706,365
	LVMH Moet Hennessy Louis Vuitton SE	1,584,074	699,366
^	Total SA	15,092,568	581,949
	Schneider Electric SE	3,345,354	372,129
*	BNP Paribas SA	6,883,427	275,022
	Vinci SA	2,952,514	273,769
*,^	Danone SA	3,811,109	264,543
	Kering SA	471,439	257,746
*	Axa SA	12,233,425	257,429
*	Airbus SE	3,524,615	252,554
*	EssilorLuxottica SA	1,873,863	240,996
	Pernod Ricard SA	1,338,153	210,716
*	Safran SA	2,044,908	205,701
*	L'Oreal SA Loyalty Shares	633,276	204,389
	Air Liquide SA Loyalty Shares	1,259,450	182,101

10

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Hermes International	195,903	164,483
*	L'Oreal SA	479,451	154,742
	Orange SA	12,159,126	145,399
	Dassault Systemes SE	837,000	145,298
	Air Liquide SA	940,201	135,942
	Vivendi SA	5,090,932	131,549
	Legrand SA	1,697,550	128,985
*	Cie Generale des Etablissements Michelin SCA	1,114,393	116,157
*	L'Oreal Loyalty Line 2021	358,283	115,635
	Capgemini SE	999,578	115,354
*	Cie de Saint-Gobain	3,086,216	111,354
	STMicroelectronics NV	4,024,246	109,695
	Air Liquide SA Loyalty Line 2021	652,591	94,357
*	Teleperformance	369,369	94,072
*	Societe Generale SA	4,921,918	82,293
*,1	Worldline SA	930,228	81,107
	Veolia Environnement SA	3,189,690	72,027
*	Credit Agricole SA	7,349,235	69,787
	Edenred	1,540,927	67,583
*	Ingenico Group SA	396,239	63,666
*	Peugeot SA	3,470,702	56,917
	Carrefour SA	3,641,323	56,470
	Alstom SA	1,183,638	55,159
	Engie	4,330,276	53,704
	Thales SA	636,779	51,538
*	Atos SE	599,292	51,380
*	Ubisoft Entertainment SA	586,092	48,535
	Eurofins Scientific SE	76,398	48,187
*	Bouygues SA	1,351,335	46,290
*	Publicis Groupe SA	1,370,724	44,528
*	Eiffage SA	478,823	43,892
*	Getlink SE	2,889,201	41,780
*	Engie SA	3,323,086	41,213
	Gecina SA	331,209	40,907
	Arkema SA	424,270	40,783
^	Valeo SA	1,519,680	40,082
1	Euronext NV	390,707	39,327
	Sartorius Stedim Biotech	152,922	38,772
*	Bureau Veritas SA	1,755,421	37,232
*	BioMerieux	270,964	37,213
	Orpea	309,859	35,790
*	Accor SA	1,201,078	32,780
*	Renault SA	1,166,166	29,847
	Engie Loyalty Line 2021	2,400,527	29,771
*,1	Amundi SA	360,432	28,335
^	Rubis SCA	578,824	27,906
	Suez SA	2,348,086	27,599
*	Scor Se	993,289	27,433
^	Klepierre SA	1,204,663	24,080
	Rexel SA	1,923,741	22,048
	Covivio	294,773	21,381
^	Remy Cointreau SA	154,464	21,073
	TechnipFMC plc	2,932,090	20,414
	Bollore SA	6,257,500	19,745
*	Iliad SA	96,888	18,914
	Aeroports de Paris	180,213	18,605
	Ipsen SA	217,823	18,478
*	Faurecia SE	469,143	18,432
	L'Oreal Prime Fidelity	55,143	17,797
1	La Francaise des Jeux SAEM	556,499	17,200
*	Wendel SE	173,769	16,584
*	Alten SA	180,518	15,598
	SES SA Class A	2,269,252	15,506
	Air Liquide SA 2022	103,235	14,927

11

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Soitec	132,864	14,801
	Icade	204,192	14,258
*	Eurazeo SE	274,841	14,123
*	Natixis SA	5,337,332	14,078
	Electricite de France SA	1,459,528	13,569
*	Dassault Aviation SA	14,773	13,554
*,^	Casino Guichard Perrachon SA	349,508	12,949
*	Elis SA (XPAR)	1,044,917	12,259
	Sodexo SA	176,557	11,972
*	Korian SA	323,020	11,856
	SEB SA (loyalty line)	70,570	11,706
	Spie SA	776,757	11,672
	Sodexo	169,171	11,471
	Sopra Steria Group	89,312	11,049
*	CNP Assurances	950,356	11,023
	Eutelsat Communications SA	1,174,421	10,864
	Electricite de France SA Loyalty Shares	1,150,379	10,695
	Gaztransport Et Technigaz SA	137,992	10,589
*	Lagardere SCA	724,776	10,355
	SEB SA (XPAR)	55,428	9,194
	Nexity SA	271,866	8,843
*	Nexans SA	187,819	8,739
*	JCDecaux SA	458,322	8,562
	Sodexo SA - French Loyalty Line	125,433	8,505
^	Societe BIC SA	160,008	8,147
	Imerys SA	230,526	7,915
	Cie Plastic Omnium SA	348,156	7,133
	SEB SA (Loyalty Line 2021)	41,119	6,821
	Ipsos	243,962	6,150
*	Virbac SA	27,711	6,074
	Engie Loyalty Line 2022	476,725	5,912
*,^,1	Neoen SA	139,124	5,656
*,^	Air France-KLM	1,221,968	5,550
	Electricite de France SA Loyalty Line 2021	586,841	5,456
	Trigano SA	51,806	5,452
*	Cgg SA	4,567,547	5,045
^,1	Ald SA	503,949	5,004
*	Robertet SA	4,470	4,691
*	Fnac Darty SA	112,144	4,658
*	Metropole Television SA	409,704	4,634
*	Rothschild & Co.	178,589	4,334
*	Elis SA (XLON)	348,824	4,073
*	Coface SA	575,893	3,800
1	Maisons du Monde SA	287,047	3,790
*	Interparfums SA	84,124	3,778
*,1	Verallia SA	129,692	3,723
*	Television Francaise 1	662,677	3,596
1	Elior Group SA	613,884	3,512
*,^	Carmila SA	242,372	3,335
	Mercialys SA	386,124	3,237
	Quadient	214,287	3,132
	Sodexo Prime Fidelity 2022	45,442	3,081
	Vicat SA	100,106	3,078
	Albioma ACT Loyalty Shares	66,334	2,742
	Ffp	33,103	2,498
*	Akka Technologies	77,201	2,497
*	DBV Technologies SA	276,426	2,459
*	Tarkett SA	208,740	2,438
	Albioma SA	55,533	2,296
	Bonduelle SCA	91,884	2,214
	Mersen SA	91,001	2,183
	Vilmorin & Cie SA	39,297	2,079
*,^	Vallourec SA	48,185	2,032
	Pharmagest Inter@ctive	22,710	1,994

12

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*,^	Eramet	55,071	1,986
	Beneteau SA	245,148	1,754
	Derichebourg SA	576,374	1,661
*,^,1	Europcar Mobility Group	672,837	1,607
*	Manitou BF SA	82,117	1,604
	Lisi SA	71,212	1,488
*,1	X-Fab Silicon Foundries SE	362,572	1,387
*,^	Genfit	232,704	1,319
	Guerbet	33,254	1,257
	GL Events	81,920	1,139
	Jacquet Metal Service SA	84,366	1,111
	SEB SA	6,108	1,013
	Akwel	50,714	823
*,^,1	Smcp SA	166,004	813
*	Lisi	34,199	715
	Boiron SA	15,337	633
*	Etablissements Maurel et Prom SA	315,766	627
	Electricite De France	54,608	508
	Albioma Prime Fidelite	10,688	442
	Sodexo Prime Fidelity	6,158	418
	Union Financiere de France BQE SA	19,376	342
*	Esso SA Francaise	15,063	250
§	Bourbon Corp. SA	26,831	111
*,§	Bourbon Corp.	11,499	47
			9,104,352
Germany (7.6%)
	SAP SE	7,134,707	997,364
	Siemens AG	4,861,018	573,299
	Allianz SE	2,641,910	539,858
	Bayer AG	6,254,500	463,609
	Deutsche Telekom AG	20,543,797	344,712
	Basf Se	5,823,063	327,080
*	adidas AG	1,223,662	322,623
*	Deutsche Post AG	6,209,174	228,002
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	873,354	227,419
	Deutsche Boerse AG	1,167,253	211,247
*	Vonovia SE	3,452,642	211,037
*	Daimler AG	5,125,111	208,511
	Infineon Technologies AG	8,278,435	193,983
*	Volkswagen AG Preference Shares	1,162,801	176,747
	E.On Se	13,777,820	155,521
	Bayerische Motoren Werke AG	2,043,404	130,453
*	Fresenius SE & Co. KGaA	2,567,385	127,607
	Rwe AG	3,643,984	127,566
*	Deutsche Bank AG	12,998,345	124,006
*	Fresenius Medical Care AG & Co. KGaA	1,315,471	113,171
	Henkel AG & Co. KGaA Preference Shares	1,107,800	103,351
	Deutsche Wohnen SE	2,290,049	102,905
	Merck KGaA	821,583	95,672
	Symrise AG Class A	802,418	93,761
*,1	Delivery Hero SE	899,276	92,417
*,1	Zalando SE	1,020,253	72,378
	Beiersdorf AG	633,579	72,047
	Sartorius AG Preference Shares	217,909	71,921
*	Continental AG	689,101	67,747
	Hannover Rueck SE	381,844	65,992
*	Qiagen NV	1,402,673	60,468
*	MTU Aero Engines AG	336,387	58,566
*	Porsche Automobil Holding SE Preference Shares	974,890	56,465
*	LEG Immobilien AG	440,693	55,896
	Henkel AG & Co. KGaA	648,541	54,258
	Brenntag AG	985,514	52,252
1	Scout24 AG	668,023	51,684
	HeidelbergCement AG	945,590	50,619

13

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	HelloFresh SE	893,932	47,821
*	Aroundtown SA	7,652,961	43,866
*,1	TeamViewer AG	777,462	42,363
*,1	Covestro AG	1,082,516	41,231
*	Puma SE	521,096	40,403
1	Siemens Healthineers AG	831,648	39,976
*	Knorr-Bremse AG	356,868	36,217
	GEA Group AG	1,050,345	33,336
*	Volkswagen AG	205,620	33,199
	Evonik Industries AG	1,213,035	30,896
	Bechtle AG	173,328	30,721
*	Commerzbank AG	6,595,238	29,394
*	Lanxess AG	526,284	27,831
*	KION Group AG	447,368	27,545
	United Internet AG	647,547	27,513
*	MorphoSys AG	207,560	26,316
	Rheinmetall AG	274,073	23,816
	Nemetschek SE	344,790	23,691
*,^	Evotec SE	854,080	23,312
	Uniper SE	706,208	22,789
*	Carl Zeiss Meditec AG	231,267	22,519
*	OSRAM Licht AG	472,489	22,472
*,^	thyssenkrupp AG	2,957,234	21,098
*	Dialog Semiconductor plc	440,526	20,136
	TAG Immobilien AG	807,848	19,295
	Gerresheimer AG	197,921	18,291
^	Fuchs Petrolub SE Preference Shares	448,056	18,009
	Bayerische Motoren Werke AG Preference Shares	362,344	17,602
*	alstria office REIT-AG	1,127,109	16,775
^	Grand City Properties SA	704,087	16,284
*	CTS Eventim AG & Co. KGaA	372,331	15,547
*,^	Deutsche Lufthansa AG	1,506,564	15,115
	Aurubis AG	229,464	14,185
	Siltronic AG	131,624	13,497
	Freenet AG	808,665	12,986
*,^	Grenke AG	165,719	12,855
	Software AG	310,750	12,551
	Telefonica Deutschland Holding AG	4,228,709	12,471
*	Cancom Se	230,985	12,314
	Hugo Boss AG	391,275	11,858
*,^	ProSiebenSat.1 Media SE	988,997	11,819
^	Rational AG	20,994	11,765
	Hella GmbH & Co. KGaA	280,931	11,540
	Hochtief AG	126,045	11,216
*	Hypoport SE	25,094	11,163
	CompuGroup Medical SE & Co. KgaA	141,781	11,158
*	Stroeer SE & Co. KGaA	156,718	10,576
	Fielmann AG	153,721	10,371
	Metro AG	1,069,292	10,148
*,^	Varta AG	88,703	10,010
*,^	Fraport AG Frankfurt Airport Services Worldwide	226,557	9,924
^	Encavis AG	634,615	9,246
	Talanx AG	238,714	8,872
1	Befesa SA	219,453	8,558
	RIB Software SE	260,057	8,472
*,^	S&T AG	319,264	8,215
*	Aixtron Se	677,306	8,168
	Stabilus SA	154,142	8,090
	Duerr AG	309,603	8,082
*,1	DWS Group GmbH & Co. KGaA	221,273	8,063
*	RTL Group SA	243,179	7,802
	Suedzucker AG	490,722	7,745
	Pfeiffer Vacuum Technology AG	41,910	7,739
^	K&S AG	1,215,895	7,707

14

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	1&1 Drillisch AG	291,381	7,591
*,1	ADO Properties SA	277,941	7,581
*	Jenoptik AG	317,691	7,422
*	Aareal Bank AG	378,310	7,391
*,1	Rocket Internet SE	332,959	7,174
*	Jungheinrich AG Preference Shares	301,610	7,092
	Fuchs Petrolub Se	209,809	7,066
*	Patrizia AG	280,762	6,810
*	Zooplus AG	39,948	6,562
*	Wacker Chemie AG	93,832	6,452
*,^	Sixt SE	82,160	6,308
*	Traton SE	321,484	6,281
	Krones AG	93,429	6,000
	Sixt SE Preference Shares	109,694	5,713
*,1	Deutsche Pfandbriefbank AG	778,346	5,695
*	Norma Group SE	206,812	5,536
	New Work SE	17,874	5,513
	KWS Saat SE & Co. KGaA	67,523	5,063
*	Deutsche EuroShop AG	317,420	4,486
*,^	Nordex SE	443,112	4,427
	Hornbach Holding AG & Co. KGaA	53,184	4,410
*	DIC Asset AG	321,705	4,322
*	Ceconomy AG	1,163,499	4,060
*	Indus Holding AG	118,565	4,004
*	Draegerwerk AG & Co. KGaA Preference Shares	48,652	3,981
	Dermapharm Holding SE	74,899	3,719
	Schaeffler AG Preference Shares	492,847	3,699
*	Deutz AG	777,333	3,658
	Bilfinger SE	184,396	3,532
*,^	Salzgitter AG	246,350	3,466
	TUI AG (XETR)	619,858	2,929
*	BayWa AG	88,778	2,870
*	Washtec AG	67,018	2,762
*	Kloeckner & Co. SE	465,713	2,552
*	Hamburger Hafen und Logistik AG	148,344	2,519
*	Vossloh AG	55,521	2,435
	Deutsche Beteiligungs AG	71,593	2,431
*,^	Wacker Neuson SE	157,322	2,382
*	Takkt AG	204,076	2,090
	Wuestenrot & Wuerttembergische AG	118,815	2,025
*,^	Koenig & Bauer AG	84,954	1,903
*	SMA Solar Technology AG	56,422	1,750
*	TLG Immobilien AG	84,973	1,668
*,^	Leoni AG	214,852	1,614
*,^	Corestate Capital Holding SA	68,820	1,399
*	Rhoen-Klinikum AG (XETR)	66,148	1,350
*	Rhoen-Klinikum AG (XFRA)	66,147	1,321
	CropEnergies AG	122,275	1,231
	Bertrandt AG	29,728	1,174
*	Heidelberger Druckmaschinen AG	1,746,471	1,128
*	SGL Carbon SE	292,491	1,065
*,^	ElringKlinger AG	170,712	1,020
1	Hapag-Lloyd AG	280	16
			8,493,407
Hong Kong (3.1%)
	AIA Group Ltd.	76,937,877	719,954
	Hong Kong Exchanges & Clearing Ltd.	8,071,078	343,761
	Sun Hung Kai Properties Ltd.	9,041,993	115,514
	CK Hutchison Holdings Ltd.	17,040,936	110,350
	Link REIT	13,076,784	107,363
	CLP Holdings Ltd.	10,464,955	102,779
	CK Asset Holdings Ltd.	17,103,059	102,564
	Hong Kong & China Gas Co. Ltd.	65,820,642	102,296
	Galaxy Entertainment Group Ltd.	13,641,041	93,574

15

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Techtronic Industries Co. Ltd.	7,938,187	78,545
	Hang Seng Bank Ltd.	4,605,025	77,559
	BOC Hong Kong Holdings Ltd.	22,768,574	72,903
*	Semiconductor Manufacturing International Corp.	19,938,572	69,944
	China Mengniu Dairy Co. Ltd.	17,002,845	65,199
	Sands China Ltd.	15,270,247	60,153
	Jardine Matheson Holdings Ltd.	1,331,408	55,667
	Power Assets Holdings Ltd.	8,700,334	47,539
	MTR Corp. Ltd.	9,070,964	47,176
1	WH Group Ltd.	53,415,238	46,161
	New World Development Co. Ltd.	9,091,453	43,167
	Henderson Land Development Co. Ltd.	8,283,045	31,589
§	Wheelock & Co. Ltd.	3,957,162	31,279
^	Wharf Real Estate Investment Co. Ltd.	6,499,260	31,200
	Hongkong Land Holdings Ltd.	7,363,884	30,630
	Hang Lung Properties Ltd.	12,813,388	30,461
^	AAC Technologies Holdings Inc.	4,347,213	26,848
	Sino Land Co. Ltd.	20,902,721	26,446
	Lenovo Group Ltd.	47,196,000	26,333
	Want Want China Holdings Ltd.	34,584,109	26,270
	Jardine Strategic Holdings Ltd.	1,152,999	24,871
	Sun Art Retail Group Ltd.	13,917,965	23,878
	Xinyi Solar Holdings Ltd.	24,536,196	23,595
1	Budweiser Brewing Co. APAC Ltd.	7,497,075	21,947
	CK Infrastructure Holdings Ltd.	3,955,904	20,449
	ASM Pacific Technology Ltd.	1,927,619	20,371
^	Vitasoy International Holdings Ltd.	5,048,482	19,405
*,1	ESR Cayman Ltd.	7,765,000	18,437
	Bank of East Asia Ltd.	8,036,850	18,423
	Tingyi Cayman Islands Holding Corp.	11,805,728	18,391
	Swire Properties Ltd.	6,672,967	17,037
	Swire Pacific Ltd. Class A	3,154,822	16,767
	Wynn Macau Ltd.	9,208,805	15,972
	Xinyi Glass Holdings Ltd.	12,554,622	15,494
	PCCW Ltd.	26,247,769	15,008
	SJM Holdings Ltd.	11,804,928	13,235
	Hang Lung Group Ltd.	5,511,455	12,898
	Hysan Development Co. Ltd.	3,919,455	12,653
	Minth Group Ltd.	4,404,424	12,643
	Microport Scientific Corp.	2,897,904	11,691
^	Wharf Holdings Ltd.	5,599,699	11,458
*	Prada SpA	3,242,355	11,330
	NagaCorp Ltd.	9,572,432	11,167
	Kerry Properties Ltd.	3,765,684	9,782
	Melco International Development Ltd.	4,865,639	9,487
	Man Wah Holdings Ltd.	9,520,715	9,169
	Dairy Farm International Holdings Ltd.	1,915,631	8,951
	HKBN Ltd.	4,987,252	8,745
	United Energy Group Ltd.	47,505,171	8,616
1	BOC Aviation Ltd.	1,333,007	8,581
*,1	Samsonite International SA	8,165,087	8,329
	SITC International Holdings Co. Ltd.	7,594,863	8,132
	NWS Holdings Ltd.	8,991,035	7,821
	Fortune REIT	8,441,044	7,633
	Uni-President China Holdings Ltd.	7,368,968	7,371
	Yue Yuen Industrial Holdings Ltd.	4,457,373	6,794
	Chow Tai Fook Jewellery Group Ltd.	6,835,373	6,546
	Champion REIT	12,408,568	6,481
	Gemdale Properties & Investment Corp. Ltd.	34,175,776	6,372
	Swire Pacific Ltd. Class B	6,486,318	6,209
	VTech Holdings Ltd.	1,025,325	6,177
	MGM China Holdings Ltd.	4,650,183	6,043
	Shangri-La Asia Ltd.	6,846,920	5,916
	L'Occitane International SA	2,914,414	4,913

16

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Kerry Logistics Network Ltd.	3,597,862	4,796
	Shougang Fushan Resources Group Ltd.	22,615,315	4,750
^	IGG Inc.	5,678,937	4,670
	Luk Fook Holdings International Ltd.	2,142,780	4,659
	Cafe de Coral Holdings Ltd.	2,168,109	4,507
*,^,1	Razer Inc.	23,399,723	4,436
	Shun Tak Holdings Ltd.	11,573,451	4,333
	Johnson Electric Holdings Ltd.	2,262,975	4,025
	Pacific Basin Shipping Ltd.	26,808,148	3,941
	Haitong International Securities Group Ltd.	16,114,461	3,868
^	COFCO Meat Holdings Ltd.	11,307,876	3,761
^	Cathay Pacific Airways Ltd.	3,883,272	3,755
	Shui On Land Ltd.	21,597,514	3,642
*	Nexteer Automotive Group Ltd.	5,185,943	3,594
	K Wah International Holdings Ltd.	8,129,451	3,521
	Sunlight REIT	6,857,365	3,419
*	Pou Sheng International Holdings Ltd.	13,881,071	3,199
	Towngas China Co. Ltd.	6,986,958	3,169
	Value Partners Group Ltd.	6,114,807	3,117
*,^	MMG Ltd.	14,829,883	3,099
	SUNeVision Holdings Ltd.	3,869,000	3,046
	CITIC Telecom International Holdings Ltd.	9,240,595	2,944
	First Pacific Co. Ltd.	15,071,867	2,892
	Xinyi Energy Holdings Ltd.	9,050,000	2,878
	Stella International Holdings Ltd.	2,747,000	2,817
	Asia Cement China Holdings Corp.	2,792,500	2,759
*	United Laboratories International Holdings Ltd.	3,117,654	2,700
	Dah Sing Financial Holdings Ltd.	923,124	2,599
*,1	Frontage Holdings Corp.	3,938,000	2,448
*,^,1	FIT Hon Teng Ltd.	6,206,814	2,419
	Lifestyle International Holdings Ltd.	2,888,383	2,384
	China Harmony New Energy Auto Holding Ltd.	4,754,318	2,378
	China Travel International Investment Hong Kong Ltd.	16,502,841	2,354
	Huabao International Holdings Ltd.	5,311,030	2,335
*,^	Suncity Group Holdings Ltd.	13,840,000	2,303
	VSTECS Holdings Ltd.	4,188,000	2,264
	Dah Sing Banking Group Ltd.	2,440,692	2,240
	Far East Consortium International Ltd.	6,614,763	2,169
	Chinese Estates Holdings Ltd.	3,197,553	2,131
	Television Broadcasts Ltd.	1,828,399	2,131
	Prosperity REIT	7,042,063	2,101
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,536,000	2,074
	Guotai Junan International Holdings Ltd.	15,806,667	2,074
*,^	FIH Mobile Ltd.	18,892,100	2,037
	Canvest Environmental Protection Group Co. Ltd.	4,505,821	1,982
*,^	Hong Kong Television Network Ltd.	3,398,385	1,965
*,1	JS Global Lifestyle Co. Ltd.	2,000,000	1,931
	Road King Infrastructure Ltd.	1,411,105	1,919
	Ju Teng International Holdings Ltd.	4,949,147	1,816
^,§	Town Health International Medical Group Ltd.	20,414,000	1,811
1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,714,009	1,700
*,^	Apollo Future Mobility Group Ltd.	26,845,041	1,682
1	Impro Precision Industries Ltd.	4,541,000	1,572
	Pacific Textiles Holdings Ltd.	3,165,430	1,534
	Chow Sang Sang Holdings International Ltd.	1,433,542	1,525
	Dynam Japan Holdings Co. Ltd.	1,677,081	1,512
	SmarTone Telecommunications Holdings Ltd.	2,628,348	1,411
	Sun Hung Kai & Co. Ltd.	3,568,891	1,405
*,1	CGN New Energy Holdings Co. Ltd.	7,148,299	1,380
*,§	Convoy Global Holdings Ltd.	62,200,399	1,340
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,216,533	1,310
*,^	Macau Legend Development Ltd.	9,228,847	1,255
*	Esprit Holdings Ltd.	11,364,990	1,242
*	Inspur International Ltd.	3,552,253	1,201

17

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Giordano International Ltd.	7,623,213	1,159
^	SA Sa International Holdings Ltd.	6,762,431	1,147
*	Truly International Holdings Ltd.	10,491,276	1,108
1	IMAX China Holding Inc.	725,210	1,052
^	Lee's Pharmaceutical Holdings Ltd.	1,502,214	799
*,^	Anton Oilfield Services Group	12,952,652	781
*,^	Digital Domain Holdings Ltd.	122,152,403	744
1	Crystal International Group Ltd.	3,398,288	741
*	G-Resources Group Ltd.	147,853,837	727
	Texwinca Holdings Ltd.	4,527,015	670
1	Regina Miracle International Holdings Ltd.	2,304,993	658
*,^	Lifestyle China Group Ltd.	2,624,750	625
	BOE Varitronix Ltd.	1,848,084	591
*	Goodbaby International Holdings Ltd.	5,136,542	580
	Singamas Container Holdings Ltd.	8,736,229	576
*	New World Department Store China Ltd.	3,151,539	575
*,^	HC Group Inc.	3,476,594	575
*	GCL New Energy Holdings Ltd.	37,854,541	542
*	China Silver Group Ltd.	7,292,857	536
*	NewOcean Energy Holdings Ltd.	5,288,518	499
*	Honghua Group Ltd.	15,847,067	499
	Henderson Investment Ltd.	8,528,837	440
	Emperor Watch & Jewellery Ltd.	27,277,004	431
*	China LNG Group Ltd.	10,999,799	408
*	Emperor Capital Group Ltd.	23,460,249	405
*	Glory Sun Land Group Ltd.	6,860,000	404
*	Parkson Retail Group Ltd.	5,800,123	355
*,^	KuangChi Science Ltd.	10,027,510	345
*,§	Camsing International Holding Ltd.	2,274,000	340
	EVA Precision Industrial Holdings Ltd.	6,277,277	333
	Shenwan Hongyuan HK Ltd.	2,523,758	288
*,§	Brightoil Petroleum Holdings Ltd.	10,098,301	261
^	Agritrade Resources Ltd.	14,695,000	158
	NOVA Group Holdings Ltd.	7,620,000	145
*,§	China Baoli Technologies Holdings Ltd.	10,554,643	135
*	Beijing Sports and Entertainment Industry Group Ltd.	1,870,000	32
			3,456,307
Ireland (0.2%)
	Kerry Group plc Class A	978,766	121,590
	Kingspan Group plc	955,272	61,669
	CRH plc (XDUB)	760,199	26,166
	Glanbia plc (XDUB)	1,242,671	14,122
*	Bank of Ireland Group plc	5,809,665	11,971
*	AIB Group plc	5,031,085	6,352
	Hibernia REIT plc	4,490,224	5,669
	C&C Group plc (XDUB)	1,900,382	5,416
	Cairn Homes plc (XLON)	4,113,162	4,170
	Irish Continental Group plc	1,035,478	4,144
	Dalata Hotel Group plc	1,201,142	3,856
*	Permanent TSB Group Holdings plc	690,650	396
	Cairn Homes plc (XDUB)	321,752	314
*,§	Irish Bank Resolution Corp. Ltd.	257,065	—
			265,835
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	6,170,875	75,434
*	Nice Ltd.	396,670	74,773
	Bank Leumi Le-Israel BM	9,177,788	46,145
	Bank Hapoalim BM	6,892,633	41,205
	Israel Discount Bank Ltd. Class A	7,451,105	22,726
	Elbit Systems Ltd.	155,799	21,410
	Mizrahi Tefahot Bank Ltd.	823,032	15,465
	ICL Group Ltd.	4,364,007	12,999
*	Tower Semiconductor Ltd.	670,999	12,768
*	Bezeq The Israeli Telecommunication Corp. Ltd.	12,867,582	11,680

18

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Azrieli Group Ltd.	231,978	10,573
*	Nova Measuring Instruments Ltd.	179,083	8,627
*	Mivne Real Estate KD Ltd.	4,182,384	7,580
	Strauss Group Ltd.	258,930	7,179
	First International Bank Of Israel Ltd.	330,815	7,021
	Alony Hetz Properties & Investments Ltd.	656,566	6,563
	Paz Oil Co. Ltd.	64,953	5,221
*	Airport City Ltd.	461,669	4,973
*	Enlight Renewable Energy Ltd.	3,187,501	4,888
	Electra Ltd.	11,362	4,846
	Shufersal Ltd.	711,890	4,651
*	Shikun & Binui Ltd.	1,249,224	4,469
	Sapiens International Corp. NV	164,914	4,448
*	Shapir Engineering and Industry Ltd.	712,311	4,335
	Matrix IT Ltd.	199,720	4,268
	Reit 1 Ltd.	1,155,468	4,239
	AudioCodes Ltd.	131,473	4,230
	Melisron Ltd.	110,622	4,177
*	Energix-Renewable Energies Ltd.	1,104,163	4,162
	Amot Investments Ltd.	882,186	4,022
	Harel Insurance Investments & Financial Services Ltd.	727,682	3,957
	Formula Systems 1985 Ltd.	49,594	3,865
*	Hilan Ltd.	87,200	3,530
*	Phoenix Holdings Ltd.	772,126	2,867
*	Partner Communications Co. Ltd.	625,069	2,778
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	49,231	2,731
	FIBI Holdings Ltd.	111,664	2,725
	Mega Or Holdings Ltd.	121,300	2,711
	Isracard Ltd.	1,186,514	2,701
	Gazit-Globe Ltd.	556,244	2,635
*	Clal Insurance Enterprises Holdings Ltd.	307,888	2,586
*	Allot Ltd.	209,892	2,226
*	AFI Properties Ltd.	95,103	2,224
	Bayside Land Corp.	4,074	2,125
	Kenon Holdings Ltd.	103,829	2,054
*	Cellcom Israel Ltd. (Registered)	518,250	2,052
	Sella Capital Real Estate Ltd.	1,225,601	2,018
*	Israel Corp. Ltd.	24,253	1,995
	Big Shopping Centers Ltd.	26,422	1,842
	Oil Refineries Ltd.	9,323,608	1,741
	Delek Automotive Systems Ltd.	329,995	1,504
	Menora Mivtachim Holdings Ltd.	148,621	1,495
*	Kamada Ltd.	191,190	1,461
	Fattal Holdings 1998 Ltd.	29,153	1,270
*	Teva Pharmaceutical Industries Ltd. ADR	93,286	1,150
*	Gilat Satellite Networks Ltd.	174,451	1,132
	IDI Insurance Co. Ltd.	44,712	1,044
	Migdal Insurance & Financial Holdings Ltd.	1,919,311	1,001
*	Brack Capital Properties NV	14,031	916
*	Delek Group Ltd.	31,775	764
*	Naphtha Israel Petroleum Corp. Ltd.	201,360	663
	Delta Galil Industries Ltd.	56,125	646
	Property & Building Corp. Ltd.	5,883	353
	Norstar Holdings Inc.	54,785	271
			510,110
Italy (2.1%)
	Enel SPA	49,451,947	427,685
*	Intesa Sanpaolo SPA (Registered)	88,513,319	170,096
	Eni SPA	15,497,063	148,556
	Ferrari NV	772,771	132,373
*	UniCredit SPA	13,590,116	125,427
	Assicurazioni Generali SPA	8,036,765	122,081
*	Fiat Chrysler Automobiles NV	6,998,014	70,807
	Snam SPA	13,887,061	67,702

19

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Terna Rete Elettrica Nazionale SPA	8,844,384	61,005
*	FinecoBank Banca Fineco SPA	3,872,247	52,408
*	Atlantia SPA	3,128,688	50,608
*	Moncler SPA	1,220,654	46,939
*	CNH Industrial NV	6,259,423	43,977
*,1	Nexi SPA	2,255,898	39,119
	Exor NV	661,589	37,974
	Mediobanca Banca di Credito Finanziario SPA	4,891,145	35,321
	Prysmian SPA	1,519,535	35,251
	Recordati SPA	610,519	30,550
	Davide Campari-Milano SPA	3,510,909	29,692
^	DiaSorin SPA	142,925	27,448
	Telecom Italia SPA (Registered)	67,575,472	26,648
1	Poste Italiane SPA	2,889,637	25,242
*	Amplifon SPA	772,443	20,636
*	Unione di Banche Italiane SPA	6,002,714	19,704
	Tenaris SA	2,972,490	19,317
*	Hera SPA	4,888,220	18,354
	Italgas SPA	3,119,768	18,156
1	Infrastrutture Wireless Italiane SPA	1,789,176	17,960
	Leonardo SPA	2,507,243	16,714
	Interpump Group SPA	505,448	15,070
	Telecom Italia SPA (Bearer)	38,482,976	14,978
	A2A SpA	9,886,591	14,053
*	Banco BPM SPA	9,292,219	13,918
	Azimut Holding SPA	766,768	13,161
*	Unipol Gruppo SPA	3,007,789	11,750
	Banca Mediolanum SPA	1,630,436	11,734
*	Banca Generali SPA	357,191	10,740
	Reply SPA	131,671	10,685
*	De' Longhi SPA	403,755	10,590
*,1	Pirelli & C SPA	2,487,315	10,582
	Iren SPA	4,019,007	9,980
	Buzzi Unicem SPA	449,122	9,705
*	Astm SpA	390,270	8,936
	Saipem SPA	3,532,565	8,864
*,^	Freni Brembo SPA	930,825	8,645
*	Cerved Group SPA	1,179,856	8,486
*	IMA Industria Macchine Automatiche SPA	133,752	8,052
	Erg SpA	349,849	7,560
	UnipolSai Assicurazioni SPA	3,147,456	7,540
1	Anima Holding SPA	1,681,401	7,263
1	Enav SPA	1,573,039	7,106
*,1	Technogym SPA	783,473	6,557
*	Brunello Cucinelli SPA	213,898	6,372
*,^	BPER Banca	2,350,084	5,875
*	Salvatore Ferragamo SPA	424,444	5,756
*	Societa Cattolica di Assicurazioni SC	965,285	5,556
	Acea SpA	279,484	5,374
*	Banca Popolare di Sondrio SCPA	2,812,652	5,332
1	Carel Industries SPA	255,700	4,701
*,1	Banca Farmafactoring SPA	817,683	4,659
	Falck Renewables SPA	745,579	4,574
*	Autogrill SPA	793,227	4,188
^	Tamburi Investment Partners SPA	618,275	4,042
*,1	RAI Way SPA	594,307	3,909
*,^	Mediaset SPA	1,948,044	3,468
*,1	doValue SPA	378,678	3,425
*,^	Juventus Football Club SPA	3,061,424	3,180
*	Marr SpA	207,406	3,120
	Italmobiliare SPA	91,544	2,995
	Buzzi Unicem SPA Saving Shares	240,132	2,994
*,^	Banca Monte dei Paschi di Siena SPA	1,662,599	2,963
*	Saras SPA	3,652,320	2,879

20

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Zignago Vetro SPA	179,792	2,691
	Piaggio & C SPA	1,044,916	2,533
*	Credito Emiliano SPA	493,115	2,443
^	Webuild SPA	1,390,794	2,188
*,^	Fincantieri SPA	3,023,785	2,089
	Cementir Holding NV	279,567	1,996
	Danieli & C Officine Meccaniche SPA Saving Shares	235,975	1,934
*,^	Tod's SPA	63,372	1,888
*,^	Maire Tecnimont SPA	948,680	1,849
	CIR SpA-Compagnie Industriali	3,773,149	1,766
*	Immobiliare Grande Distribuzione SIIQ SPA	422,008	1,670
*	Banca IFIS SPA	160,966	1,555
^	Datalogic SPA	125,150	1,554
	Danieli & C Officine Meccaniche SPA	91,061	1,167
*	Biesse SPA	90,441	1,148
*,^,1	Ovs SpA	1,020,227	1,114
*	Arnoldo Mondadori Editore SPA	790,471	856
	DeA Capital SPA	540,849	774
*	Cairo Communication SPA	432,712	713
*	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	518
*,^	Geox SPA	460,767	374
			2,291,887
Japan (22.5%)
	Toyota Motor Corp.	15,639,672	983,487
	Sony Corp.	7,758,284	535,556
	SoftBank Group Corp.	10,276,066	518,198
	Keyence Corp.	1,145,474	480,024
	Daiichi Sankyo Co. Ltd.	4,042,133	330,613
	KDDI Corp.	10,791,458	321,986
	Takeda Pharmaceutical Co. Ltd.	8,726,831	313,537
	Mitsubishi UFJ Financial Group Inc.	79,331,114	312,210
	Nintendo Co. Ltd.	677,965	303,097
	Shin-Etsu Chemical Co. Ltd.	2,525,992	296,454
	Honda Motor Co. Ltd.	10,865,019	278,076
	Recruit Holdings Co. Ltd.	8,030,588	276,174
	Daikin Industries Ltd.	1,685,323	272,685
	Kao Corp.	2,985,482	236,921
	Sumitomo Mitsui Financial Group Inc.	8,248,686	232,793
	Tokyo Electron Ltd.	937,857	231,410
	Chugai Pharmaceutical Co. Ltd.	4,131,909	221,222
	Hoya Corp.	2,305,476	220,770
	FANUC Corp.	1,220,735	218,841
	Murata Manufacturing Co. Ltd.	3,621,420	213,477
	Mizuho Financial Group Inc.	161,473,308	198,619
	Nidec Corp.	2,947,322	198,558
	Astellas Pharma Inc.	11,827,653	197,517
	NTT DOCOMO Inc.	7,192,301	190,941
	Fast Retailing Co. Ltd.	326,778	187,823
	Hitachi Ltd.	5,886,169	187,091
	ITOCHU Corp.	8,639,734	186,945
	SMC Corp.	363,265	186,690
	Nippon Telegraph & Telephone Corp.	7,878,842	183,573
	Tokio Marine Holdings Inc.	4,129,962	180,781
	Central Japan Railway Co.	1,149,283	177,746
	Mitsubishi Electric Corp.	12,555,584	163,992
	Mitsubishi Corp.	7,603,867	160,683
	Seven & i Holdings Co. Ltd.	4,891,514	160,019
	East Japan Railway Co.	2,296,329	159,125
	Terumo Corp.	4,164,014	158,494
	Oriental Land Co. Ltd.	1,191,810	157,493
	Shiseido Co. Ltd.	2,468,381	157,287
	Mitsui & Co. Ltd.	10,503,667	155,629
	Softbank Corp.	11,622,971	148,149
	Fujitsu Ltd.	1,202,607	140,805

21

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Japan Tobacco Inc.	7,528,131	139,818
	Eisai Co. Ltd.	1,680,320	133,500
	Olympus Corp.	6,709,088	129,167
^	Canon Inc.	6,331,922	126,309
	Komatsu Ltd.	5,817,958	119,155
	Panasonic Corp.	13,568,354	118,982
^	Bridgestone Corp.	3,664,213	118,264
	Otsuka Holdings Co. Ltd.	2,663,015	116,059
	M3 Inc.	2,676,929	113,719
	Denso Corp.	2,890,489	113,356
	Shionogi & Co. Ltd.	1,741,072	109,223
	Secom Co. Ltd.	1,231,384	108,045
	Mitsubishi Estate Co. Ltd.	7,242,414	107,925
	Kyocera Corp.	1,949,964	106,438
	Kubota Corp.	6,990,902	104,575
	Mitsui Fudosan Co. Ltd.	5,885,413	104,553
	Aeon Co. Ltd.	4,456,533	103,679
	Kirin Holdings Co. Ltd.	4,860,404	102,456
	Unicharm Corp.	2,464,375	101,070
	ORIX Corp.	7,943,245	98,633
	Suzuki Motor Corp.	2,876,584	98,224
	Daiwa House Industry Co. Ltd.	4,137,815	97,714
	FUJIFILM Holdings Corp.	2,246,018	96,133
	Shimano Inc.	496,479	95,467
	Sysmex Corp.	1,205,193	92,513
	Nitori Holdings Co. Ltd.	471,472	92,441
	Toshiba Corp.	2,808,972	90,111
	Nomura Holdings Inc.	19,163,630	86,113
	Asahi Group Holdings Ltd.	2,421,728	85,057
	MS&AD Insurance Group Holdings Inc.	3,047,042	83,912
	Dai-ichi Life Holdings Inc.	6,862,872	82,149
	Sumitomo Corp.	7,126,489	81,965
	Z Holdings Corp.	16,535,798	81,153
	Subaru Corp.	3,871,131	81,060
	Ono Pharmaceutical Co. Ltd.	2,715,998	79,271
	Omron Corp.	1,178,695	78,947
	Japan Exchange Group Inc.	3,407,370	78,914
	NEC Corp.	1,591,628	76,471
	TDK Corp.	759,890	75,648
	Obic Co. Ltd.	424,655	74,841
	Sompo Holdings Inc.	2,146,497	73,894
	Advantest Corp.	1,263,987	72,136
^	Nippon Paint Holdings Co. Ltd.	979,112	71,413
	Pan Pacific International Holdings Corp.	3,241,366	71,364
	Sekisui House Ltd.	3,637,506	69,448
	Sumitomo Realty & Development Co. Ltd.	2,512,275	69,346
	ENEOS Holdings Inc.	19,049,409	67,903
	MEIJI Holdings Co. Ltd.	848,013	67,482
	Sumitomo Mitsui Trust Holdings Inc.	2,321,879	65,431
	Bandai Namco Holdings Inc.	1,238,570	65,196
	West Japan Railway Co.	1,151,165	64,568
	Tokyo Gas Co. Ltd.	2,688,559	64,377
	Asahi Kasei Corp.	7,857,924	64,323
	Japan Post Holdings Co. Ltd.	8,433,357	60,186
	Nexon Co. Ltd.	2,594,921	58,532
	Yaskawa Electric Corp.	1,636,872	56,903
	Makita Corp.	1,551,211	56,409
	Kikkoman Corp.	1,161,033	56,075
	Chubu Electric Power Co. Inc.	4,445,994	55,761
	Sumitomo Electric Industries Ltd.	4,779,081	55,130
	Nitto Denko Corp.	966,544	54,794
	Toyota Industries Corp.	1,019,266	54,177
	Daifuku Co. Ltd.	613,396	53,753
	Ajinomoto Co. Inc.	3,097,045	51,395

22

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Kintetsu Group Holdings Co. Ltd.	1,140,328	51,166
	Osaka Gas Co. Ltd.	2,513,364	49,682
	Nippon Steel Corp.	5,190,138	49,044
	Yamato Holdings Co. Ltd.	2,206,578	47,899
	Odakyu Electric Railway Co. Ltd.	1,949,356	47,872
	MINEBEA MITSUMI Inc.	2,598,716	47,368
	Mitsubishi Chemical Holdings Corp.	8,100,094	47,237
	Resona Holdings Inc.	13,736,421	47,005
	Hankyu Hanshin Holdings Inc.	1,390,198	46,958
	Yamaha Corp.	991,590	46,768
	Taisei Corp.	1,279,071	46,617
	Yakult Honsha Co. Ltd.	778,051	45,776
	Shimadzu Corp.	1,706,324	45,554
	Nissan Motor Co. Ltd.	12,277,008	45,529
	Lasertec Corp.	481,398	45,507
	Toray Industries Inc.	9,604,863	45,335
	Marubeni Corp.	9,973,877	45,305
	Nomura Research Institute Ltd.	1,642,522	44,862
	Kansai Electric Power Co. Inc.	4,618,554	44,754
	NTT Data Corp.	3,996,881	44,687
	Rakuten Inc.	5,023,528	44,373
	MISUMI Group Inc.	1,763,179	44,271
	Nissan Chemical Corp.	853,197	43,896
	Tokyu Corp.	3,115,758	43,865
	SG Holdings Co. Ltd.	1,342,825	43,821
	Disco Corp.	176,588	43,068
	Mitsubishi Heavy Industries Ltd.	1,812,894	42,803
	Tobu Railway Co. Ltd.	1,290,102	42,624
	Sumitomo Metal Mining Co. Ltd.	1,506,480	42,437
^	Kyowa Kirin Co. Ltd.	1,584,174	41,703
	Keio Corp.	728,386	41,686
	Santen Pharmaceutical Co. Ltd.	2,255,593	41,524
	Trend Micro Inc.	739,287	41,315
	Dai Nippon Printing Co. Ltd.	1,745,546	40,131
	Obayashi Corp.	4,254,859	40,002
	Daiwa Securities Group Inc.	9,496,525	39,894
	Lion Corp.	1,609,187	38,704
	Nissin Foods Holdings Co. Ltd.	436,355	38,661
	Daito Trust Construction Co. Ltd.	409,539	37,744
	Nihon M&A Center Inc.	817,988	37,200
	Inpex Corp.	5,823,357	36,363
	Toyota Tsusho Corp.	1,420,584	36,227
	TOTO Ltd.	918,846	35,328
	Hamamatsu Photonics KK	805,416	35,072
	Nagoya Railroad Co. Ltd.	1,233,926	34,779
	Rohm Co. Ltd.	523,006	34,775
	Takeda Pharmaceutical Co. Ltd. ADR	1,925,640	34,527
	Otsuka Corp.	651,922	34,432
	Kajima Corp.	2,865,587	34,263
	Kobayashi Pharmaceutical Co. Ltd.	388,124	34,126
	Asahi Intecc Co. Ltd.	1,190,466	33,976
	AGC Inc.	1,174,079	33,660
^	Dentsu Group Inc.	1,368,778	32,470
	Hikari Tsushin Inc.	141,826	32,428
	Aisin Seiki Co. Ltd.	1,103,273	32,339
	Tsuruha Holdings Inc.	231,180	31,929
	Toyo Suisan Kaisha Ltd.	570,618	31,883
	Idemitsu Kosan Co. Ltd.	1,492,493	31,853
	TIS Inc.	1,502,024	31,802
	Sekisui Chemical Co. Ltd.	2,205,325	31,597
	SBI Holdings Inc.	1,441,980	31,292
	Suntory Beverage & Food Ltd.	797,658	31,123
	Ricoh Co. Ltd.	4,323,143	31,021
*	Tokyo Electric Power Co. Holdings Inc.	9,905,694	30,472

23

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Toppan Printing Co. Ltd.	1,798,848	30,075
	T&D Holdings Inc.	3,482,951	29,916
	CyberAgent Inc.	608,274	29,899
	MonotaRO Co. Ltd.	740,789	29,764
	Isuzu Motors Ltd.	3,246,491	29,502
	Koito Manufacturing Co. Ltd.	726,914	29,411
	Sumitomo Chemical Co. Ltd.	9,573,870	28,806
	Shimizu Corp.	3,482,813	28,692
	Hoshizaki Corp.	331,031	28,373
	Tohoku Electric Power Co. Inc.	2,980,118	28,310
	Toho Gas Co. Ltd.	563,832	28,182
	Keihan Holdings Co. Ltd.	622,614	27,805
	Yamaha Motor Co. Ltd.	1,764,018	27,783
	Keisei Electric Railway Co. Ltd.	883,151	27,678
	Brother Industries Ltd.	1,499,728	27,096
	Pigeon Corp.	686,977	26,590
	GMO Payment Gateway Inc.	253,075	26,470
	Nippon Shinyaku Co. Ltd.	322,961	26,361
	Oji Holdings Corp.	5,613,999	26,191
	Miura Co. Ltd.	625,182	26,051
	Kyushu Railway Co.	999,853	25,980
	Kansai Paint Co. Ltd.	1,222,989	25,844
	Toho Co. Ltd.	715,414	25,842
	Welcia Holdings Co. Ltd.	317,670	25,664
^	Chugoku Electric Power Co. Inc.	1,909,659	25,460
*	PeptiDream Inc.	552,391	25,452
	Azbil Corp.	831,604	25,418
	NH Foods Ltd.	627,721	25,260
	FamilyMart Co. Ltd.	1,462,555	25,109
	Tosoh Corp.	1,806,837	24,820
	Square Enix Holdings Co. Ltd.	489,279	24,789
	Taiyo Yuden Co. Ltd.	782,300	24,463
	Kyushu Electric Power Co. Inc.	2,918,476	24,460
	Oracle Corp. Japan	205,935	24,426
	Nisshin Seifun Group Inc.	1,630,237	24,342
	Keikyu Corp.	1,582,074	24,209
	Yamada Denki Co. Ltd.	4,852,587	24,071
	Hisamitsu Pharmaceutical Co. Inc.	443,822	23,991
	Yokogawa Electric Corp.	1,530,950	23,988
	JFE Holdings Inc.	3,277,628	23,696
	Casio Computer Co. Ltd.	1,357,426	23,681
	Marui Group Co. Ltd.	1,303,745	23,584
*	Renesas Electronics Corp.	4,543,315	23,354
	Sony Financial Holdings Inc.	966,265	23,330
	Nippon Express Co. Ltd.	449,437	23,305
	LIXIL Group Corp.	1,656,573	23,265
	Alfresa Holdings Corp.	1,106,229	23,188
	NGK Insulators Ltd.	1,656,510	22,952
	Hirose Electric Co. Ltd.	208,921	22,941
	Kuraray Co. Ltd.	2,189,637	22,914
	Itochu Techno-Solutions Corp.	608,952	22,901
	Nabtesco Corp.	737,660	22,829
	SUMCO Corp.	1,480,225	22,757
	Concordia Financial Group Ltd.	7,029,606	22,601
	Mitsui Chemicals Inc.	1,076,777	22,522
	Kose Corp.	184,090	22,284
	JSR Corp.	1,143,206	22,178
	Stanley Electric Co. Ltd.	915,820	22,170
	Fuji Electric Co. Ltd.	794,172	21,859
	Haseko Corp.	1,729,108	21,832
	Mazda Motor Corp.	3,608,238	21,801
	Hulic Co. Ltd.	2,294,046	21,658
	USS Co. Ltd.	1,325,653	21,251
	Ryohin Keikaku Co. Ltd.	1,481,655	21,074

24

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Kakaku.com Inc.	825,195	21,021
	COMSYS Holdings Corp.	708,259	21,003
	Capcom Co. Ltd.	573,688	20,999
	NSK Ltd.	2,791,785	20,834
^	Anritsu Corp.	865,307	20,557
^	Showa Denko KK	904,307	20,412
	Ito En Ltd.	360,831	20,368
	Shizuoka Bank Ltd.	3,141,751	20,211
	Tokyo Century Corp.	392,156	20,081
	Sohgo Security Services Co. Ltd.	427,609	19,967
	Ibiden Co. Ltd.	681,143	19,937
	Electric Power Development Co. Ltd.	1,048,105	19,868
	Konami Holdings Corp.	593,847	19,816
	Seiko Epson Corp.	1,716,554	19,664
	Nichirei Corp.	673,287	19,619
	Kurita Water Industries Ltd.	700,975	19,500
	Rohto Pharmaceutical Co. Ltd.	612,683	19,462
	Rinnai Corp.	230,211	19,279
	Japan Post Bank Co. Ltd.	2,587,793	19,246
^	Skylark Holdings Co. Ltd.	1,209,900	19,223
	Hitachi Construction Machinery Co. Ltd.	677,764	18,828
	Teijin Ltd.	1,154,419	18,380
	Chiba Bank Ltd.	3,871,795	18,305
	Tokyu Fudosan Holdings Corp.	3,840,717	18,069
	THK Co. Ltd.	720,581	17,941
	Hakuhodo DY Holdings Inc.	1,496,868	17,865
	NGK Spark Plug Co. Ltd.	1,239,658	17,817
	MediPal Holdings Corp.	919,954	17,756
	NET One Systems Co. Ltd.	529,758	17,681
	Taiheiyo Cement Corp.	758,212	17,616
	Matsumotokiyoshi Holdings Co. Ltd.	482,076	17,518
	Suzuken Co. Ltd.	468,257	17,494
	Mitsubishi Gas Chemical Co. Inc.	1,148,265	17,464
	Nikon Corp.	2,042,613	17,155
	Cosmos Pharmaceutical Corp.	111,706	17,140
	Mitsubishi Materials Corp.	794,511	16,776
*	LINE Corp.	331,741	16,696
	Sojitz Corp.	7,604,065	16,620
	Taisho Pharmaceutical Holdings Co. Ltd.	267,599	16,422
	Alps Alpine Co. Ltd.	1,262,539	16,273
*	ANA Holdings Inc.	709,731	16,219
	Fukuoka Financial Group Inc.	1,025,255	16,210
	Bank of Kyoto Ltd.	455,311	16,177
	Amada Co. Ltd.	1,972,467	16,150
	Coca-Cola Bottlers Japan Holdings Inc.	883,348	16,021
	Nihon Kohden Corp.	473,996	15,931
	Nankai Electric Railway Co. Ltd.	693,627	15,885
	Air Water Inc.	1,120,721	15,835
	Sumitomo Heavy Industries Ltd.	714,085	15,618
	Kyowa Exeo Corp.	641,351	15,398
	Japan Post Insurance Co. Ltd.	1,166,298	15,368
	Ezaki Glico Co. Ltd.	322,143	15,358
	Lawson Inc.	302,294	15,206
	Taiyo Nippon Sanso Corp.	908,903	15,199
	Sugi Holdings Co. Ltd.	223,499	15,156
	Sega Sammy Holdings Inc.	1,255,533	15,050
	Kagome Co. Ltd.	502,870	15,025
	Justsystems Corp.	210,762	14,987
	Hitachi Metals Ltd.	1,249,329	14,974
	NOF Corp.	430,056	14,890
	House Foods Group Inc.	458,728	14,828
	Mebuki Financial Group Inc.	6,341,062	14,771
	K's Holdings Corp.	1,075,582	14,693
	Sumitomo Dainippon Pharma Co. Ltd.	1,055,404	14,625

25

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Goldwin Inc.	221,974	14,553
	Persol Holdings Co. Ltd.	1,051,950	14,503
	JGC Holdings Corp.	1,370,498	14,452
	Tokyo Tatemono Co. Ltd.	1,253,997	14,433
	Shinsei Bank Ltd.	1,183,868	14,319
	Nippon Yusen KK	1,009,654	14,290
	Seibu Holdings Inc.	1,305,631	14,221
	Ebara Corp.	596,616	14,078
	Sushiro Global Holdings Ltd.	633,896	14,055
	ZOZO Inc.	622,642	13,880
	Iida Group Holdings Co. Ltd.	896,343	13,775
	Yamazaki Baking Co. Ltd.	800,391	13,749
	Sundrug Co. Ltd.	412,570	13,654
	Denka Co. Ltd.	549,758	13,474
	Kawasaki Heavy Industries Ltd.	920,949	13,302
	Kinden Corp.	803,844	13,285
	Daicel Corp.	1,711,253	13,263
	Nomura Real Estate Holdings Inc.	710,920	13,235
	Sotetsu Holdings Inc.	493,584	13,174
	TechnoPro Holdings Inc.	227,681	13,144
	Calbee Inc.	475,206	13,135
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,748,888	13,117
	Nishi-Nippon Railroad Co. Ltd.	481,446	13,064
	Japan Airlines Co. Ltd.	717,326	12,945
	DIC Corp.	511,675	12,879
^	Aozora Bank Ltd.	737,881	12,867
	SCSK Corp.	262,567	12,846
	Fancl Corp.	430,328	12,823
	Horiba Ltd.	242,262	12,817
	Isetan Mitsukoshi Holdings Ltd.	2,219,171	12,771
	SHO-BOND Holdings Co. Ltd.	286,804	12,758
	Open House Co. Ltd.	372,014	12,757
	Nihon Unisys Ltd.	404,000	12,702
	Kewpie Corp.	669,835	12,622
	Relo Group Inc.	666,613	12,579
	Seino Holdings Co. Ltd.	959,753	12,511
	Japan Airport Terminal Co. Ltd.	292,910	12,499
	Mitsui OSK Lines Ltd.	699,259	12,442
	Zensho Holdings Co. Ltd.	612,581	12,389
	Sawai Pharmaceutical Co. Ltd.	240,907	12,382
	Kamigumi Co. Ltd.	625,691	12,305
^	Asics Corp.	1,064,104	12,166
	Benesse Holdings Inc.	452,449	12,134
	Koei Tecmo Holdings Co. Ltd.	370,303	12,066
	Zenkoku Hosho Co. Ltd.	318,010	12,014
	Park24 Co. Ltd.	698,889	11,982
	Sankyu Inc.	315,994	11,910
	Tokyo Ohka Kogyo Co. Ltd.	236,703	11,871
	Ain Holdings Inc.	178,119	11,693
^	Tokai Carbon Co. Ltd.	1,233,939	11,661
	FP Corp.	145,222	11,629
	IHI Corp.	792,930	11,504
	SCREEN Holdings Co. Ltd.	244,325	11,479
	Nifco Inc.	533,403	11,411
	Hino Motors Ltd.	1,681,174	11,406
	Sumitomo Rubber Industries Ltd.	1,136,319	11,255
	Credit Saison Co. Ltd.	972,561	11,175
	JTEKT Corp.	1,428,787	11,156
	Morinaga Milk Industry Co. Ltd.	247,944	11,039
	Seven Bank Ltd.	4,018,496	11,014
	Ube Industries Ltd.	637,444	10,986
	Aica Kogyo Co. Ltd.	331,870	10,906
	Nippon Kayaku Co. Ltd.	1,041,779	10,898
	Sanwa Holdings Corp.	1,211,097	10,884

26

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Sumitomo Forestry Co. Ltd.	858,347	10,799
	Tsumura & Co.	410,950	10,763
	Hachijuni Bank Ltd.	2,810,567	10,698
	Kaken Pharmaceutical Co. Ltd.	208,404	10,673
	GMO internet Inc.	383,897	10,665
	Mitsubishi Logistics Corp.	412,928	10,657
	Rengo Co. Ltd.	1,298,201	10,583
	Toyo Seikan Group Holdings Ltd.	936,246	10,558
	J Front Retailing Co. Ltd.	1,572,647	10,521
	Iyo Bank Ltd.	1,714,844	10,497
	Sharp Corp.	977,111	10,479
	Ship Healthcare Holdings Inc.	248,236	10,389
	Nippon Shokubai Co. Ltd.	197,696	10,363
	Mani Inc.	390,089	10,356
	Mabuchi Motor Co. Ltd.	319,214	10,187
	Tokuyama Corp.	428,283	10,133
	Kyushu Financial Group Inc.	2,375,099	10,058
	Aeon Mall Co. Ltd.	755,344	10,038
	Chugoku Bank Ltd.	1,078,775	10,009
	Konica Minolta Inc.	2,868,198	9,975
	Mitsubishi Motors Corp.	4,019,020	9,961
	Nippon Gas Co. Ltd.	231,249	9,943
	Takara Holdings Inc.	1,098,698	9,833
	Toyoda Gosei Co. Ltd.	466,151	9,740
	Maruichi Steel Tube Ltd.	389,470	9,708
	Yaoko Co. Ltd.	135,565	9,704
	Penta-Ocean Construction Co. Ltd.	1,776,411	9,593
	Bic Camera Inc.	902,915	9,592
	Morinaga & Co. Ltd.	246,341	9,566
	JCR Pharmaceuticals Co. Ltd.	90,316	9,526
	Furukawa Electric Co. Ltd.	391,757	9,514
	Shimamura Co. Ltd.	139,761	9,466
	Toda Corp.	1,449,636	9,378
	Yokohama Rubber Co. Ltd.	662,014	9,361
	ABC-Mart Inc.	159,482	9,356
	Kaneka Corp.	356,793	9,286
	Acom Co. Ltd.	2,426,269	9,285
	PALTAC Corp.	201,107	9,278
	Fujitec Co. Ltd.	498,720	9,177
	Ushio Inc.	686,378	9,170
	Infomart Corp.	1,318,596	9,126
	Yamaguchi Financial Group Inc.	1,465,401	9,005
	TS Tech Co. Ltd.	323,349	8,913
	Ulvac Inc.	305,502	8,869
	Fuji Corp.	502,707	8,832
	Nitto Boseki Co. Ltd.	176,953	8,829
	Amano Corp.	423,295	8,807
	NOK Corp.	706,519	8,800
	Shochiku Co. Ltd.	63,691	8,773
	Mirait Holdings Corp.	584,214	8,751
	Hiroshima Bank Ltd.	1,845,135	8,728
	NEC Networks & System Integration Corp.	426,279	8,720
	Iwatani Corp.	248,960	8,707
	Dowa Holdings Co. Ltd.	286,771	8,704
	Toyo Tire Corp.	638,785	8,621
	Nagase & Co. Ltd.	687,998	8,606
	As One Corp.	78,415	8,562
	Takara Bio Inc.	295,712	8,424
	Zeon Corp.	910,580	8,409
	Nippon Paper Industries Co. Ltd.	596,288	8,363
	GS Yuasa Corp.	470,566	8,357
^	Yoshinoya Holdings Co. Ltd.	402,126	8,311
	Gunma Bank Ltd.	2,596,640	8,267
^	Pola Orbis Holdings Inc.	471,391	8,230

27

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Nippo Corp.	323,034	8,159
	Nipro Corp.	728,166	8,070
	ADEKA Corp.	605,447	8,048
	AEON Financial Service Co. Ltd.	727,928	7,984
	Izumi Co. Ltd.	250,853	7,952
	Miraca Holdings Inc.	335,865	7,934
	Kusuri no Aoki Holdings Co. Ltd.	100,904	7,932
	Nippon Electric Glass Co. Ltd.	504,570	7,926
	OKUMA Corp.	183,821	7,905
	Menicon Co. Ltd.	159,513	7,884
	Sumitomo Osaka Cement Co. Ltd.	222,294	7,833
	Tokyo Seimitsu Co. Ltd.	244,152	7,832
^	DMG Mori Co. Ltd.	638,403	7,801
^	Kobe Bussan Co. Ltd.	136,796	7,768
	NSD Co. Ltd.	451,908	7,725
	Meitec Corp.	159,634	7,723
	Toyobo Co. Ltd.	549,308	7,653
	Lintec Corp.	320,740	7,644
	Benefit One Inc.	374,804	7,557
	Takashimaya Co. Ltd.	902,174	7,554
	Daiichikosho Co. Ltd.	251,936	7,538
	Daiwabo Holdings Co. Ltd.	114,656	7,525
	Sapporo Holdings Ltd.	397,924	7,483
	Toagosei Co. Ltd.	761,321	7,478
	OSG Corp.	485,618	7,450
	Inaba Denki Sangyo Co. Ltd.	332,416	7,412
	cocokara fine Inc.	137,083	7,410
	DeNA Co. Ltd.	593,188	7,406
	Nichias Corp.	352,451	7,366
	Fujitsu General Ltd.	357,833	7,352
	Glory Ltd.	321,942	7,344
	Fuji Oil Holdings Inc.	284,532	7,321
	Nippon Suisan Kaisha Ltd.	1,671,733	7,277
	Hitachi Transport System Ltd.	271,064	7,250
	Ariake Japan Co. Ltd.	114,295	7,240
	Katitas Co. Ltd.	311,078	7,237
	BayCurrent Consulting Inc.	86,448	7,228
	SMS Co. Ltd.	320,603	7,215
	Mitsui Mining & Smelting Co. Ltd.	349,758	7,167
	Shikoku Electric Power Co. Inc.	973,076	7,160
	Kyudenko Corp.	241,259	7,121
	Fukuyama Transporting Co. Ltd.	202,969	7,112
	GLP J-Reit	4,819	6,964
	Fuyo General Lease Co. Ltd.	124,491	6,937
	Shiga Bank Ltd.	311,254	6,932
	TOKAI Holdings Corp.	749,040	6,927
	Hazama Ando Corp.	1,181,196	6,852
	Daiseki Co. Ltd.	252,558	6,770
	Daido Steel Co. Ltd.	220,371	6,766
	Kenedix Inc.	1,365,640	6,749
	Elecom Co. Ltd.	137,239	6,723
	Nippon Light Metal Holdings Co. Ltd.	3,835,794	6,720
	Jafco Co. Ltd.	198,492	6,712
	Pilot Corp.	220,544	6,709
	Sankyo Co. Ltd.	276,704	6,698
	NHK Spring Co. Ltd.	1,024,840	6,665
	Hokuriku Electric Power Co.	1,047,064	6,662
	Shimachu Co. Ltd.	239,344	6,652
	Trusco Nakayama Corp.	255,947	6,643
	Takuma Co. Ltd.	479,348	6,611
	Hokuhoku Financial Group Inc.	795,316	6,606
	Duskin Co. Ltd.	258,604	6,589
	77 Bank Ltd.	440,466	6,569
*	Kobe Steel Ltd.	1,888,304	6,543

28

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Digital Garage Inc.	204,095	6,538
	Nishi-Nippon Financial Holdings Inc.	961,747	6,500
	Jeol Ltd.	233,948	6,498
	Showa Corp.	313,997	6,490
	Japan Elevator Service Holdings Co. Ltd.	200,500	6,486
	Nisshinbo Holdings Inc.	890,726	6,480
	Wacoal Holdings Corp.	349,510	6,479
	Keihin Corp.	276,028	6,462
	Kokuyo Co. Ltd.	531,477	6,444
	Sakata Seed Corp.	201,094	6,423
	Kanematsu Corp.	533,889	6,414
	Nikkon Holdings Co. Ltd.	321,529	6,392
	Earth Corp.	83,591	6,375
	Nishimatsu Construction Co. Ltd.	319,361	6,374
	Asahi Holdings Inc.	238,524	6,350
^	DCM Holdings Co. Ltd.	553,448	6,346
^	Daio Paper Corp.	474,754	6,343
	Maeda Corp.	825,900	6,321
	CKD Corp.	352,389	6,271
	Kiyo Bank Ltd.	409,816	6,240
	Nihon Parkerizing Co. Ltd.	608,107	6,108
	Megmilk Snow Brand Co. Ltd.	262,216	6,108
	Tadano Ltd.	729,663	6,097
	Heiwa Real Estate Co. Ltd.	212,296	6,082
	Toho Holdings Co. Ltd.	325,203	6,078
	Toshiba TEC Corp.	157,601	6,043
^	Canon Marketing Japan Inc.	292,352	5,978
	Hitachi Capital Corp.	269,926	5,975
	Cosmo Energy Holdings Co. Ltd.	406,299	5,970
	Sumitomo Bakelite Co. Ltd.	208,106	5,878
	Mochida Pharmaceutical Co. Ltd.	157,622	5,874
	Systena Corp.	440,340	5,849
	Toei Co. Ltd.	43,657	5,845
	Mizuho Leasing Co. Ltd.	265,154	5,845
	Internet Initiative Japan Inc.	170,628	5,838
	Japan Lifeline Co. Ltd.	432,477	5,733
	Takasago Thermal Engineering Co. Ltd.	389,731	5,732
	Kumiai Chemical Industry Co. Ltd.	612,799	5,728
	JINS Holdings Inc.	93,609	5,703
	Shinko Electric Industries Co. Ltd.	419,197	5,691
	Heiwa Corp.	338,479	5,661
	Japan Steel Works Ltd.	395,624	5,656
	Sanrio Co. Ltd.	364,156	5,647
	Japan Material Co. Ltd.	357,290	5,636
	Kandenko Co. Ltd.	661,668	5,624
	NS Solutions Corp.	204,902	5,605
	Resorttrust Inc.	429,531	5,575
	EDION Corp.	545,623	5,542
	Milbon Co. Ltd.	115,925	5,541
	Daishi Hokuetsu Financial Group Inc.	272,512	5,529
	NTN Corp.	2,692,187	5,408
	Joyful Honda Co. Ltd.	403,985	5,332
	Citizen Watch Co. Ltd.	1,635,361	5,331
	Okumura Corp.	231,180	5,329
	Kumagai Gumi Co. Ltd.	221,698	5,325
	Topcon Corp.	653,680	5,287
	Anicom Holdings Inc.	124,324	5,282
	Toyota Boshoku Corp.	390,498	5,266
	Paramount Bed Holdings Co. Ltd.	128,514	5,251
	Kyoritsu Maintenance Co. Ltd.	153,251	5,243
	Kadokawa Corp.	255,118	5,242
	DTS Corp.	251,734	5,194
	Awa Bank Ltd.	229,755	5,176
	Ogaki Kyoritsu Bank Ltd.	244,269	5,166

29

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Nojima Corp.	203,614	5,153
	Kohnan Shoji Co. Ltd.	163,394	5,151
	Kissei Pharmaceutical Co. Ltd.	203,170	5,133
	Fuji Soft Inc.	128,978	5,119
	Matsui Securities Co. Ltd.	659,250	5,099
	Taikisha Ltd.	183,418	5,084
	Oki Electric Industry Co. Ltd.	524,953	5,072
	Kureha Corp.	115,100	5,061
	Tsubakimoto Chain Co.	207,098	5,049
	Itoham Yonekyu Holdings Inc.	837,088	5,045
*	Kawasaki Kisen Kaisha Ltd.	531,159	5,040
	Senko Group Holdings Co. Ltd.	677,969	5,039
	Taiyo Holdings Co. Ltd.	109,099	5,038
	Fujikura Ltd.	1,734,336	5,021
	Digital Arts Inc.	61,624	5,011
	Fuji Seal International Inc.	257,030	5,002
	en-japan Inc.	199,700	4,971
	Valor Holdings Co. Ltd.	252,809	4,944
	Kotobuki Spirits Co. Ltd.	120,064	4,943
	Nippon Densetsu Kogyo Co. Ltd.	223,107	4,939
	OBIC Business Consultants Co. Ltd.	92,432	4,915
	KYORIN Holdings Inc.	239,839	4,912
	Sangetsu Corp.	345,920	4,898
	TKC Corp.	92,024	4,879
	San-In Godo Bank Ltd.	966,303	4,877
	Prima Meat Packers Ltd.	180,140	4,838
	Nissin Kogyo Co. Ltd.	237,258	4,826
	Nisshin Oillio Group Ltd.	152,639	4,777
	Cybozu Inc.	151,766	4,763
	Colowide Co. Ltd.	348,635	4,759
	Wacom Co. Ltd.	918,430	4,692
	Autobacs Seven Co. Ltd.	371,157	4,690
	Nippon Flour Mills Co. Ltd.	311,504	4,676
	Showa Sangyo Co. Ltd.	152,284	4,666
	Okinawa Electric Power Co. Inc.	279,787	4,660
	Maruha Nichiro Corp.	226,984	4,649
	Eizo Corp.	122,967	4,621
	Daihen Corp.	127,271	4,556
	Ichibanya Co. Ltd.	103,172	4,547
	Tomy Co. Ltd.	572,497	4,526
	Yamato Kogyo Co. Ltd.	220,315	4,505
	Tokai Rika Co. Ltd.	308,587	4,490
	Totetsu Kogyo Co. Ltd.	177,737	4,487
	Nippon Soda Co. Ltd.	171,022	4,484
	eGuarantee Inc.	188,700	4,479
	Fuso Chemical Co. Ltd.	122,637	4,478
	Kato Sangyo Co. Ltd.	136,234	4,464
	Toyo Ink SC Holdings Co. Ltd.	235,333	4,462
	ZERIA Pharmaceutical Co. Ltd.	239,771	4,461
	Komeri Co. Ltd.	173,713	4,455
	Fuji Kyuko Co. Ltd.	142,387	4,454
	Morita Holdings Corp.	253,322	4,422
	Funai Soken Holdings Inc.	194,432	4,399
	Hogy Medical Co. Ltd.	142,175	4,389
	Hanwa Co. Ltd.	238,364	4,376
	Hokkaido Electric Power Co. Inc.	1,138,820	4,368
	JCU Corp.	139,281	4,362
	Takara Standard Co. Ltd.	306,721	4,350
	Central Glass Co. Ltd.	254,961	4,337
	San-A Co. Ltd.	113,083	4,335
	Create SD Holdings Co. Ltd.	138,337	4,316
	Macnica Fuji Electronics Holdings Inc.	296,898	4,303
	Kansai Mirai Financial Group Inc.	1,142,753	4,302
	Arcs Co. Ltd.	213,219	4,296

30

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Tri Chemical Laboratories Inc.	39,751	4,285
	Iriso Electronics Co. Ltd.	128,877	4,241
	KH Neochem Co. Ltd.	223,077	4,227
	Suruga Bank Ltd.	1,194,419	4,198
	Mandom Corp.	227,101	4,194
	MOS Food Services Inc.	151,940	4,191
	GungHo Online Entertainment Inc.	233,660	4,178
	ASKUL Corp.	130,059	4,177
	Giken Ltd.	88,532	4,174
*	Optim Corp.	128,748	4,153
	Strike Co. Ltd.	92,432	4,152
	Atom Corp.	542,225	4,125
	Noevir Holdings Co. Ltd.	96,417	4,122
	Tokyo Dome Corp.	572,586	4,115
	Outsourcing Inc.	645,273	4,113
*	Aiful Corp.	1,859,344	4,109
	Sumitomo Warehouse Co. Ltd.	339,012	4,093
	Yokogawa Bridge Holdings Corp.	196,521	4,089
	Belc Co. Ltd.	59,392	4,067
	Juroku Bank Ltd.	222,868	4,062
	Hyakugo Bank Ltd.	1,327,352	4,051
	Meidensha Corp.	248,529	4,040
	Maeda Road Construction Co. Ltd.	214,126	4,038
	Transcosmos Inc.	173,591	4,034
	Prestige International Inc.	535,328	4,034
	Nomura Co. Ltd.	480,980	4,018
	Taiko Pharmaceutical Co. Ltd.	165,991	4,010
	Sumitomo Mitsui Construction Co. Ltd.	917,568	4,001
	Kintetsu World Express Inc.	231,572	3,999
	Nippon Signal Company Ltd.	379,341	3,993
	Kanamoto Co. Ltd.	181,931	3,985
	Orient Corp.	3,611,944	3,975
	Kameda Seika Co. Ltd.	82,496	3,972
	Life Corp.	123,501	3,969
	Hokkoku Bank Ltd.	149,252	3,969
	Makino Milling Machine Co. Ltd.	128,840	3,965
	Japan Aviation Electronics Industry Ltd.	291,813	3,949
	Nanto Bank Ltd.	201,559	3,924
	Nichiha Corp.	183,314	3,916
	Japan Wool Textile Co. Ltd.	392,337	3,896
	Nagaileben Co. Ltd.	158,356	3,887
	Bank of Okinawa Ltd.	134,751	3,885
	Sanki Engineering Co. Ltd.	338,406	3,879
	Ohsho Food Service Corp.	69,528	3,879
	Maruwa Co. Ltd.	51,144	3,871
	Starts Corp. Inc.	186,840	3,835
	Gunze Ltd.	102,603	3,813
	NichiiGakkan Co. Ltd.	244,930	3,789
	FCC Co. Ltd.	219,560	3,775
	Shoei Co. Ltd.	150,636	3,774
	Hitachi Zosen Corp.	1,030,738	3,771
	Create Restaurants Holdings Inc.	568,848	3,752
	United Super Markets Holdings Inc.	353,989	3,734
	Tocalo Co. Ltd.	344,416	3,720
	Arata Corp.	82,678	3,714
	Raito Kogyo Co. Ltd.	279,844	3,710
	Saibu Gas Co. Ltd.	148,432	3,707
	Ryoyo Electro Corp.	136,136	3,692
	Mitsubishi Logisnext Co. Ltd.	416,391	3,690
	Nichi-iko Pharmaceutical Co. Ltd.	303,179	3,676
	H2O Retailing Corp.	547,951	3,666
	Infocom Corp.	133,675	3,666
	Maruwa Unyu Kikan Co. Ltd.	129,932	3,663
	Keiyo Bank Ltd.	758,037	3,661

31

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Fujimi Inc.	118,142	3,646
	Takeuchi Manufacturing Co. Ltd.	218,497	3,645
	Axial Retailing Inc.	90,137	3,608
^	Nikkiso Co. Ltd.	375,546	3,589
	Yamazen Corp.	424,223	3,583
	Nachi-Fujikoshi Corp.	112,985	3,564
	Okamura Corp.	510,909	3,550
	Comture Corp.	136,000	3,546
	Seiren Co. Ltd.	279,976	3,538
	Tokyo Broadcasting System Holdings Inc.	219,779	3,516
	Shibuya Corp.	134,351	3,507
	North Pacific Bank Ltd.	1,812,166	3,503
*	Descente Ltd.	251,937	3,489
	Max Co. Ltd.	246,201	3,488
	Mitsubishi Pencil Co. Ltd.	277,696	3,484
	Sekisui Jushi Corp.	172,520	3,471
	Zojirushi Corp.	273,177	3,465
	Ai Holdings Corp.	238,385	3,448
	KOMEDA Holdings Co. Ltd.	201,616	3,421
	BML Inc.	131,181	3,417
	MCJ Co. Ltd.	422,248	3,374
	Fujimori Kogyo Co. Ltd.	96,330	3,358
	Nippon Seiki Co. Ltd.	284,601	3,347
	METAWATER Co. Ltd.	72,648	3,346
	Nissan Shatai Co. Ltd.	386,599	3,337
	Sato Holdings Corp.	153,052	3,328
	Information Services International-Dentsu Ltd.	71,365	3,319
	UACJ Corp.	184,183	3,318
	Raiznext Corp.	293,438	3,316
	Kitz Corp.	517,844	3,312
	Chudenko Corp.	153,616	3,302
	Okamoto Industries Inc.	89,489	3,301
	Shoei Foods Corp.	84,578	3,299
	Shinmaywa Industries Ltd.	350,939	3,298
	Shizuoka Gas Co. Ltd.	357,806	3,279
	Japan Petroleum Exploration Co. Ltd.	192,805	3,261
	Restar Holdings Corp.	166,732	3,245
	Inabata & Co. Ltd.	267,033	3,237
	Tokyo Steel Manufacturing Co. Ltd.	560,054	3,225
	Hokuetsu Corp.	906,143	3,208
	Eiken Chemical Co. Ltd.	199,891	3,200
*	euglena Co. Ltd.	440,835	3,194
	LIXIL VIVA Corp.	132,058	3,190
	Tokyotokeiba Co. Ltd.	95,243	3,174
	Yodogawa Steel Works Ltd.	181,563	3,165
	Uchida Yoko Co. Ltd.	53,982	3,159
	Ringer Hut Co. Ltd.	145,189	3,157
	Heiwado Co. Ltd.	178,699	3,130
^	HIS Co. Ltd.	209,864	3,128
	Ichigo Inc.	1,240,209	3,127
	Aeon Delight Co. Ltd.	112,120	3,126
	San-Ai Oil Co. Ltd.	345,419	3,123
	Hyakujushi Bank Ltd.	172,660	3,120
	Maeda Kosen Co. Ltd.	136,228	3,118
^	Toridoll Holdings Corp.	276,902	3,116
	Ryosan Co. Ltd.	150,027	3,093
	Topre Corp.	275,146	3,084
	TOMONY Holdings Inc.	958,727	3,083
	Okasan Securities Group Inc.	1,017,062	3,078
	Hosiden Corp.	348,891	3,068
	Token Corp.	47,000	3,066
	Kisoji Co. Ltd.	134,434	3,052
	Towa Pharmaceutical Co. Ltd.	163,585	3,030
^	Aruhi Corp.	211,613	3,024

32

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
^	Kura Sushi Inc.	61,725	3,009
*	Change Inc.	43,000	3,007
	Saizeriya Co. Ltd.	155,050	3,005
	Nitto Kogyo Corp.	167,177	3,004
	Mitsuuroko Group Holdings Co. Ltd.	279,659	3,003
	Tokai Tokyo Financial Holdings Inc.	1,348,416	2,989
	Shibaura Machine Co. Ltd.	147,964	2,971
	Rorze Corp.	59,010	2,947
	Musashino Bank Ltd.	205,140	2,941
	Keihanshin Building Co. Ltd.	227,749	2,936
	SKY Perfect JSAT Holdings Inc.	789,003	2,933
*,^	Leopalace21 Corp.	1,495,441	2,933
	Teikoku Sen-I Co. Ltd.	137,733	2,928
^	Royal Holdings Co. Ltd.	167,534	2,918
	T Hasegawa Co. Ltd.	130,315	2,917
	Argo Graphics Inc.	93,000	2,913
	Nippon Steel Trading Corp.	92,108	2,911
	Hamakyorex Co. Ltd.	100,644	2,904
	Round One Corp.	401,258	2,902
^	COLOPL Inc.	316,466	2,894
	Yokowo Co. Ltd.	123,730	2,890
*	M&A Capital Partners Co. Ltd.	77,678	2,887
	Solasto Corp.	289,371	2,883
	Maruzen Showa Unyu Co. Ltd.	91,927	2,860
	Nichicon Corp.	409,575	2,859
	Arcland Sakamoto Co. Ltd.	162,985	2,858
	ARTERIA Networks Corp.	159,800	2,840
	Sanken Electric Co. Ltd.	144,061	2,837
	Sanyo Chemical Industries Ltd.	65,725	2,832
	Nissin Electric Co. Ltd.	289,743	2,830
	Sakai Moving Service Co. Ltd.	55,008	2,807
	Fuji Media Holdings Inc.	289,587	2,799
	Hirata Corp.	53,202	2,799
	Exedy Corp.	187,151	2,794
	Nishimatsuya Chain Co. Ltd.	270,756	2,794
	Noritake Co. Ltd.	85,293	2,787
	Adastria Co. Ltd.	175,249	2,786
	United Arrows Ltd.	162,833	2,765
	Idec Corp.	172,227	2,756
	Yuasa Trading Co. Ltd.	101,634	2,747
	Osaka Soda Co. Ltd.	123,986	2,743
	Seiko Holdings Corp.	171,046	2,727
	Bell System24 Holdings Inc.	209,035	2,720
	Daibiru Corp.	293,813	2,692
	S Foods Inc.	110,076	2,689
*	Chiyoda Corp.	1,013,634	2,676
	Doutor Nichires Holdings Co. Ltd.	165,091	2,670
	Seikagaku Corp.	251,746	2,645
^	DyDo Group Holdings Inc.	58,298	2,640
	Noritz Corp.	216,455	2,637
	eRex Co. Ltd.	199,992	2,635
	Yellow Hat Ltd.	189,364	2,608
	Trancom Co. Ltd.	40,435	2,601
	Shima Seiki Manufacturing Ltd.	181,717	2,599
	Jaccs Co. Ltd.	158,021	2,588
	Kanematsu Electronics Ltd.	72,659	2,588
	Chofu Seisakusho Co. Ltd.	123,063	2,584
	Japan Securities Finance Co. Ltd.	543,695	2,584
^	Miroku Jyoho Service Co. Ltd.	122,534	2,580
	Hiday Hidaka Corp.	165,209	2,577
	Nohmi Bosai Ltd.	132,077	2,566
	TechMatrix Corp.	147,000	2,566
	Daito Pharmaceutical Co. Ltd.	69,122	2,562
	Sakata INX Corp.	267,995	2,561

33

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Tokai Corp.	116,010	2,561
	ValueCommerce Co. Ltd.	95,200	2,560
	Fujicco Co. Ltd.	136,482	2,537
	Tsukishima Kikai Co. Ltd.	232,662	2,536
	Nitta Corp.	115,880	2,522
	Pacific Industrial Co. Ltd.	285,238	2,515
	Gree Inc.	583,243	2,507
	Senshu Ikeda Holdings Inc.	1,678,019	2,504
	Ricoh Leasing Co. Ltd.	90,711	2,503
	Dip Corp.	123,147	2,501
	Zuken Inc.	93,804	2,501
	Marudai Food Co. Ltd.	141,706	2,499
	Relia Inc.	268,030	2,496
	Musashi Seimitsu Industry Co. Ltd.	277,812	2,494
	Toho Bank Ltd.	1,198,925	2,488
	Broadleaf Co. Ltd.	505,947	2,483
	Chugoku Marine Paints Ltd.	333,166	2,481
	Joshin Denki Co. Ltd.	123,287	2,478
	Zenrin Co. Ltd.	219,030	2,474
	Aomori Bank Ltd.	118,514	2,470
	Nippon Ceramic Co. Ltd.	116,831	2,469
	Japan Pulp & Paper Co. Ltd.	67,515	2,469
	T-Gaia Corp.	130,361	2,464
	Bank of Iwate Ltd.	101,632	2,463
	Toppan Forms Co. Ltd.	246,477	2,448
	KFC Holdings Japan Ltd.	88,033	2,447
	Kurabo Industries Ltd.	115,947	2,441
	S-Pool Inc.	354,485	2,435
	Plenus Co. Ltd.	146,658	2,435
	Nippon Road Co. Ltd.	36,104	2,430
	Ehime Bank Ltd.	224,168	2,427
	Okuwa Co. Ltd.	157,915	2,425
	Sanyo Denki Co. Ltd.	53,402	2,414
*	RENOVA Inc.	275,500	2,408
	Dexerials Corp.	305,258	2,406
	Chubu Shiryo Co. Ltd.	158,766	2,406
	JM Holdings Co. Ltd.	86,000	2,406
^	Nippon Koei Co. Ltd.	85,789	2,400
	Pressance Corp.	217,006	2,393
	Mitsubishi Shokuhin Co. Ltd.	93,595	2,391
	Computer Engineering & Consulting Ltd.	150,829	2,391
	Tsugami Corp.	284,784	2,389
	Sintokogio Ltd.	323,615	2,380
	Inageya Co. Ltd.	151,132	2,374
	Bunka Shutter Co. Ltd.	342,148	2,370
	Maxell Holdings Ltd.	252,774	2,363
	TSI Holdings Co. Ltd.	548,005	2,356
	Riken Keiki Co. Ltd.	106,161	2,351
	Torii Pharmaceutical Co. Ltd.	81,552	2,344
*	KYB Corp.	124,899	2,342
	SAMTY Co. Ltd.	183,000	2,331
	Hokuto Corp.	123,254	2,320
	Dai-Dan Co. Ltd.	88,476	2,316
^	Monogatari Corp.	29,587	2,311
	Wakita & Co. Ltd.	268,194	2,310
	Nissha Co. Ltd.	245,193	2,310
	Aida Engineering Ltd.	340,900	2,307
	Oiles Corp.	177,902	2,305
	Bank of Nagoya Ltd.	106,980	2,300
	Bank of the Ryukyus Ltd.	256,710	2,287
	Tokyu Construction Co. Ltd.	439,142	2,282
	Tsurumi Manufacturing Co. Ltd.	132,960	2,279
	Itochu Enex Co. Ltd.	280,453	2,279
	Star Micronics Co. Ltd.	202,966	2,269

34

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Organo Corp.	41,829	2,263
	Optex Group Co. Ltd.	197,901	2,256
	Mitsui High-Tec Inc.	151,143	2,255
	Kanto Denka Kogyo Co. Ltd.	282,331	2,247
	Yamagata Bank Ltd.	181,542	2,244
	Meisei Industrial Co. Ltd.	301,461	2,242
	Tokushu Tokai Paper Co. Ltd.	52,171	2,242
	Kyokuto Kaihatsu Kogyo Co. Ltd.	183,486	2,239
	LEC Inc.	147,956	2,227
^	Yamashin-Filter Corp.	225,526	2,226
	Sanyo Electric Railway Co. Ltd.	108,814	2,220
	Piolax Inc.	147,716	2,210
	Nippon Kanzai Co. Ltd.	120,461	2,203
	Monex Group Inc.	1,084,086	2,201
	Yokohama Reito Co. Ltd.	265,529	2,201
	Tonami Holdings Co. Ltd.	41,839	2,199
^	Taki Chemical Co. Ltd.	30,700	2,197
	Fukushima Galilei Co. Ltd.	69,160	2,196
	Mizuno Corp.	113,121	2,180
	Fukui Bank Ltd.	139,419	2,171
	Hosokawa Micron Corp.	40,942	2,168
	EM Systems Co. Ltd.	237,300	2,167
	Key Coffee Inc.	101,960	2,164
	Fuji Co. Ltd.	124,103	2,160
	Konishi Co. Ltd.	154,075	2,155
	Financial Products Group Co. Ltd.	387,738	2,148
^	Nippon Carbon Co. Ltd.	66,836	2,144
	Doshisha Co. Ltd.	141,585	2,143
	Obara Group Inc.	70,117	2,139
	Daiichi Jitsugyo Co. Ltd.	62,891	2,135
*	Raksul Inc.	78,200	2,133
	TPR Co. Ltd.	170,723	2,130
	Yondoshi Holdings Inc.	128,906	2,126
	Mimasu Semiconductor Industry Co. Ltd.	98,218	2,125
	Daiho Corp.	94,188	2,125
	Megachips Corp.	109,320	2,117
	Shikoku Chemicals Corp.	207,858	2,101
	Riso Kagaku Corp.	151,962	2,101
	Micronics Japan Co. Ltd.	198,689	2,100
	SBS Holdings Inc.	101,700	2,099
	Onward Holdings Co. Ltd.	708,835	2,095
	Okabe Co. Ltd.	275,214	2,078
	Starzen Co. Ltd.	52,766	2,077
	J-Oil Mills Inc.	56,166	2,076
	Takamatsu Construction Group Co. Ltd.	91,821	2,056
	Futaba Corp.	224,146	2,052
	Riken Vitamin Co. Ltd.	97,060	2,052
	Pack Corp.	70,453	2,048
	Fujio Food System Co. Ltd.	154,000	2,047
	Oita Bank Ltd.	92,524	2,047
	Miyazaki Bank Ltd.	91,914	2,037
*	Nippon Sheet Glass Co. Ltd.	580,805	2,028
	Tsubaki Nakashima Co. Ltd.	257,970	2,026
	Fujibo Holdings Inc.	66,643	2,020
	Furukawa Co. Ltd.	197,975	2,018
	Sumitomo Densetsu Co. Ltd.	90,777	2,017
*	Kappa Create Co. Ltd.	147,923	2,017
	Tamura Corp.	472,966	2,006
	Shin Nippon Air Technologies Co. Ltd.	90,900	2,003
	TOC Co. Ltd.	316,198	2,002
	Taihei Dengyo Kaisha Ltd.	93,527	2,000
	Vital KSK Holdings Inc.	207,625	1,993
	Nishio Rent All Co. Ltd.	96,343	1,991
	Aichi Steel Corp.	69,947	1,990

35

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Mitsuboshi Belting Ltd.	126,981	1,989
^	Kitanotatsujin Corp.	414,268	1,986
	Unipres Corp.	225,839	1,981
	Noritsu Koki Co. Ltd.	140,863	1,973
	Geo Holdings Corp.	156,553	1,967
	Aoyama Trading Co. Ltd.	288,123	1,966
	SB Technology Corp.	57,000	1,964
	TV Asahi Holdings Corp.	133,514	1,945
	Ryobi Ltd.	173,132	1,943
	Sodick Co. Ltd.	261,882	1,941
	Kaga Electronics Co. Ltd.	106,180	1,932
	Siix Corp.	209,361	1,927
	EPS Holdings Inc.	200,443	1,925
	Konoike Transport Co. Ltd.	177,815	1,924
	ESPEC Corp.	115,489	1,918
	Hibiya Engineering Ltd.	109,300	1,897
	Belluna Co. Ltd.	333,177	1,883
	Cawachi Ltd.	72,875	1,882
	Future Corp.	116,570	1,866
	Advan Co. Ltd.	149,072	1,858
	Mitsui-Soko Holdings Co. Ltd.	131,931	1,830
	Shin-Etsu Polymer Co. Ltd.	222,015	1,818
*	Mitsui E&S Holdings Co. Ltd.	470,205	1,815
	Keiyo Co. Ltd.	264,524	1,815
	Tachibana Eletech Co. Ltd.	112,500	1,813
	V Technology Co. Ltd.	52,972	1,810
	Icom Inc.	62,805	1,806
	Komori Corp.	273,895	1,794
	Genky DrugStores Co. Ltd.	53,751	1,780
*,^	Japan Display Inc.	3,879,237	1,780
	San ju San Financial Group Inc.	144,753	1,779
	Mitsui Sugar Co. Ltd.	96,861	1,778
	Elan Corp.	100,800	1,777
	Tosei Corp.	167,300	1,770
	YAMABIKO Corp.	211,544	1,767
	Takasago International Corp.	88,228	1,764
	Modec Inc.	123,070	1,762
	Nichiden Corp.	80,475	1,760
	Itochu-Shokuhin Co. Ltd.	36,990	1,758
	Sumitomo Seika Chemicals Co. Ltd.	53,795	1,752
^	YAKUODO Holdings Co. Ltd.	71,520	1,748
*,^	I'll Inc.	118,800	1,736
	VT Holdings Co. Ltd.	529,643	1,733
	Oyo Corp.	131,904	1,724
	Shikoku Bank Ltd.	235,690	1,722
	DKK Co. Ltd.	70,966	1,716
	Ines Corp.	135,521	1,716
	Takara Leben Co. Ltd.	509,965	1,710
	Koa Corp.	182,558	1,707
	Insource Co. Ltd.	69,300	1,705
	Towa Corp.	156,647	1,703
^	Nextage Co. Ltd.	211,298	1,702
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	78,387	1,701
	Kanagawa Chuo Kotsu Co. Ltd.	44,516	1,700
	YA-MAN Ltd.	170,677	1,692
	Nippon Television Holdings Inc.	156,165	1,691
	Toyo Construction Co. Ltd.	453,042	1,690
	Central Security Patrols Co. Ltd.	42,388	1,684
	Tokyo Kiraboshi Financial Group Inc.	164,180	1,682
	Canon Electronics Inc.	112,099	1,680
	Gakken Holdings Co. Ltd.	124,804	1,680
	Iino Kaiun Kaisha Ltd.	530,924	1,679
	World Co. Ltd.	109,600	1,674
	Intage Holdings Inc.	203,353	1,667

36

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Denyo Co. Ltd.	93,601	1,663
	Nittetsu Mining Co. Ltd.	40,532	1,654
*	Nippon Chemi-Con Corp.	98,163	1,652
	Sakai Chemical Industry Co. Ltd.	86,940	1,645
	Valqua Ltd.	91,328	1,642
	Maxvalu Tokai Co. Ltd.	71,300	1,639
	Futaba Industrial Co. Ltd.	389,851	1,639
	Toa Corp.	112,010	1,626
	ASKA Pharmaceutical Co. Ltd.	144,052	1,625
	Sanshin Electronics Co. Ltd.	113,441	1,621
	Halows Co. Ltd.	51,651	1,617
	FULLCAST Holdings Co. Ltd.	120,648	1,609
	Sinko Industries Ltd.	117,539	1,589
	Kyoei Steel Ltd.	131,658	1,588
	Arcland Service Holdings Co. Ltd.	89,399	1,586
	Daikyonishikawa Corp.	352,441	1,586
	Tekken Corp.	82,587	1,586
	Bando Chemical Industries Ltd.	259,606	1,580
	CI Takiron Corp.	242,605	1,579
	PAL GROUP Holdings Co. Ltd.	130,878	1,579
	LIFULL Co. Ltd.	396,216	1,562
	Macromill Inc.	226,171	1,562
	Riso Kyoiku Co. Ltd.	515,700	1,558
	Anest Iwata Corp.	200,043	1,558
	Daiken Corp.	91,809	1,546
	Ichikoh Industries Ltd.	337,849	1,544
	Shinko Shoji Co. Ltd.	198,182	1,544
	Sinfonia Technology Co. Ltd.	161,258	1,541
	Feed One Co. Ltd.	822,491	1,540
	Matsuyafoods Holdings Co. Ltd.	45,375	1,539
	Qol Holdings Co. Ltd.	146,199	1,537
	Toenec Corp.	44,324	1,537
	Mitsubishi Research Institute Inc.	38,138	1,526
	Sinanen Holdings Co. Ltd.	60,068	1,525
	Kintetsu Department Store Co. Ltd.	53,866	1,517
	JVCKenwood Corp.	997,101	1,516
	Yamanashi Chuo Bank Ltd.	191,338	1,515
	Kyosan Electric Manufacturing Co. Ltd.	304,128	1,513
	IDOM Inc.	327,281	1,508
	Mie Kotsu Group Holdings Inc.	343,943	1,507
	Daiwa Industries Ltd.	178,834	1,505
	Fixstars Corp.	125,600	1,504
	Nissei ASB Machine Co. Ltd.	50,486	1,504
	Alpen Co. Ltd.	96,650	1,503
	Daikokutenbussan Co. Ltd.	33,504	1,503
	Komatsu Matere Co. Ltd.	218,062	1,497
	Matsuya Co. Ltd.	234,386	1,492
	Nippon Prologis REIT Inc.	491	1,492
	Union Tool Co.	61,015	1,491
	Chiyoda Co. Ltd.	136,064	1,491
	SWCC Showa Holdings Co. Ltd.	139,196	1,489
	Ishihara Sangyo Kaisha Ltd.	225,768	1,488
	Avex Inc.	187,801	1,486
	Sankyo Tateyama Inc.	166,294	1,483
	Nagatanien Holdings Co. Ltd.	73,648	1,476
	Poletowin Pitcrew Holdings Inc.	176,500	1,476
	Kenko Mayonnaise Co. Ltd.	82,099	1,473
	Fujiya Co. Ltd.	71,219	1,472
	Kyokuyo Co. Ltd.	58,408	1,472
	Hodogaya Chemical Co. Ltd.	36,115	1,470
	Media Do Co. Ltd.	35,811	1,468
	PC Depot Corp.	207,140	1,467
	Hioki EE Corp.	54,691	1,463
	Alpha Systems Inc.	42,323	1,463

37

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Achilles Corp.	80,825	1,459
	RS Technologies Co. Ltd.	45,054	1,454
*	Atrae Inc.	49,307	1,445
	Fukuda Corp.	31,600	1,433
	Asahi Diamond Industrial Co. Ltd.	314,535	1,433
*	Sagami Holdings Corp.	121,561	1,428
	Toyo Tanso Co. Ltd.	90,116	1,421
	Riken Corp.	51,079	1,418
	Daido Metal Co. Ltd.	278,997	1,418
	Chukyo Bank Ltd.	71,015	1,416
	Press Kogyo Co. Ltd.	521,117	1,416
	Rock Field Co. Ltd.	117,181	1,415
	Yurtec Corp.	231,338	1,409
	Kamei Corp.	148,604	1,407
	Aichi Bank Ltd.	54,304	1,405
^	J Trust Co. Ltd.	491,937	1,404
	CONEXIO Corp.	105,239	1,393
	Katakura Industries Co. Ltd.	130,938	1,393
	Rheon Automatic Machinery Co. Ltd.	120,861	1,391
	Tenma Corp.	90,018	1,388
	Tsukui Corp.	295,377	1,388
	Alconix Corp.	128,406	1,388
	Akita Bank Ltd.	102,233	1,377
	Tamron Co. Ltd.	79,454	1,374
	Enplas Corp.	62,043	1,373
	Marusan Securities Co. Ltd.	359,627	1,368
	AOKI Holdings Inc.	235,356	1,367
	Tanseisha Co. Ltd.	195,506	1,366
	Sun Frontier Fudousan Co. Ltd.	169,691	1,352
	OPT Holding Inc.	100,978	1,351
	Tachi-S Co. Ltd.	166,746	1,346
	Optorun Co. Ltd.	57,406	1,345
	Goldcrest Co. Ltd.	97,767	1,342
	Furuno Electric Co. Ltd.	147,635	1,337
	Towa Bank Ltd.	205,216	1,332
	OSJB Holdings Corp.	619,161	1,331
	Kamakura Shinsho Ltd.	126,600	1,327
	Teikoku Electric Manufacturing Co. Ltd.	114,854	1,327
	Japan Transcity Corp.	282,857	1,325
	Stella Chemifa Corp.	58,511	1,319
	Tayca Corp.	102,572	1,319
	St. Marc Holdings Co. Ltd.	85,332	1,317
	Dai Nippon Toryo Co. Ltd.	150,009	1,312
*,^	W-Scope Corp.	176,781	1,307
	Proto Corp.	139,700	1,303
	Shinnihon Corp.	166,590	1,302
	BRONCO BILLY Co. Ltd.	57,887	1,301
	Sumitomo Riko Co. Ltd.	223,579	1,298
^	Sourcenext Corp.	500,000	1,295
	Nippon Thompson Co. Ltd.	410,338	1,294
	Nippon Yakin Kogyo Co. Ltd.	86,857	1,294
	Nissin Sugar Co. Ltd.	74,500	1,286
	ES-Con Japan Ltd.	168,800	1,285
*	KLab Inc.	187,918	1,277
*	Vector Inc.	156,508	1,273
	Kanaden Corp.	106,133	1,273
	Shinwa Co. Ltd.	69,629	1,271
	Kansai Super Market Ltd.	125,232	1,270
	Tokyo Electron Device Ltd.	37,824	1,262
	Amuse Inc.	61,521	1,261
	Toyo Corp.	136,311	1,256
	Pacific Metals Co. Ltd.	87,521	1,255
	Pasona Group Inc.	112,800	1,253
	Shimizu Bank Ltd.	75,377	1,245

38

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Warabeya Nichiyo Holdings Co. Ltd.	78,996	1,245
	Marvelous Inc.	190,997	1,244
	Kawada Technologies Inc.	27,599	1,244
	G-7 Holdings Inc.	56,900	1,242
	Nihon Chouzai Co. Ltd.	83,896	1,241
	CTS Co. Ltd.	148,973	1,238
	Nippon Beet Sugar Manufacturing Co. Ltd.	70,822	1,235
	Hoosiers Holdings	249,200	1,230
	G-Tekt Corp.	126,680	1,229
	Koatsu Gas Kogyo Co. Ltd.	179,329	1,229
	Kyodo Printing Co. Ltd.	46,176	1,220
	Sanyo Special Steel Co. Ltd.	147,898	1,219
*,^	RPA Holdings Inc.	164,847	1,216
	Foster Electric Co. Ltd.	124,208	1,216
*,^	BrainPad Inc.	28,319	1,212
	Ministop Co. Ltd.	85,966	1,205
	Topy Industries Ltd.	105,891	1,203
	K&O Energy Group Inc.	85,018	1,201
	CMK Corp.	308,746	1,195
	Fukui Computer Holdings Inc.	46,820	1,189
	WDB Holdings Co. Ltd.	48,104	1,189
	Cosel Co. Ltd.	135,886	1,187
	Toho Titanium Co. Ltd.	194,496	1,179
	Yonex Co. Ltd.	216,078	1,176
	ZIGExN Co. Ltd.	372,700	1,172
	Hochiki Corp.	102,524	1,167
	Riken Technos Corp.	295,700	1,166
	Sparx Group Co. Ltd.	577,400	1,162
	Industrial & Infrastructure Fund Investment Corp.	719	1,161
	GLOBERIDE Inc.	61,800	1,160
	Weathernews Inc.	35,298	1,156
	Nippon Parking Development Co. Ltd.	890,781	1,153
	Gurunavi Inc.	167,564	1,152
	Yorozu Corp.	116,628	1,150
	Akatsuki Inc.	32,221	1,149
	Japan Medical Dynamic Marketing Inc.	75,237	1,139
	Tomoku Co. Ltd.	69,394	1,138
	Zuiko Corp.	24,480	1,133
	Tosho Co. Ltd.	95,227	1,133
	Shibusawa Warehouse Co. Ltd.	58,691	1,132
	Osaki Electric Co. Ltd.	241,982	1,132
	Kurimoto Ltd.	70,113	1,130
*	Toho Zinc Co. Ltd.	78,898	1,130
	Hokkan Holdings Ltd.	66,103	1,118
	Nitto Kohki Co. Ltd.	67,614	1,118
^	PIA Corp.	35,338	1,118
	Daiwa House REIT Investment Corp.	474	1,115
	Arakawa Chemical Industries Ltd.	96,278	1,109
	Fuso Pharmaceutical Industries Ltd.	47,635	1,108
	Yahagi Construction Co. Ltd.	150,623	1,101
	Onoken Co. Ltd.	96,315	1,097
	Koshidaka Holdings Co. Ltd.	280,689	1,090
	Eagle Industry Co. Ltd.	161,375	1,084
	Ryoden Corp.	79,074	1,076
	FAN Communications Inc.	256,471	1,066
	Melco Holdings Inc.	38,043	1,064
	Neturen Co. Ltd.	208,665	1,062
	Chori Co. Ltd.	61,953	1,060
	Rokko Butter Co. Ltd.	74,125	1,057
	Honeys Holdings Co. Ltd.	99,406	1,057
*	Unitika Ltd.	318,800	1,057
	ST Corp.	66,324	1,057
	Moriroku Holdings Co. Ltd.	66,700	1,056
	Aichi Corp.	152,505	1,054

39

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Vision Inc.	166,825	1,052
*	Nippon Sharyo Ltd.	44,911	1,050
	Nichiban Co. Ltd.	77,374	1,049
	Xebio Holdings Co. Ltd.	134,494	1,048
	Tatsuta Electric Wire and Cable Co. Ltd.	194,859	1,039
	Toho Co. Ltd.	59,173	1,038
	ASAHI YUKIZAI Corp.	77,851	1,037
*	Nippon Denko Co. Ltd.	657,617	1,036
	Hokkaido Gas Co. Ltd.	70,006	1,034
	Iseki & Co. Ltd.	99,757	1,029
*	OSAKA Titanium Technologies Co. Ltd.	118,003	1,027
	MTI Ltd.	172,309	1,022
	Michinoku Bank Ltd.	97,413	1,022
	Aiphone Co. Ltd.	69,885	1,021
*	Medical Data Vision Co. Ltd.	88,908	1,018
	FIDEA Holdings Co. Ltd.	1,083,754	1,016
	Fuji Pharma Co. Ltd.	93,814	1,014
	SRA Holdings	45,453	1,009
	Pronexus Inc.	87,917	996
	Aisan Industry Co. Ltd.	202,476	995
	Chiyoda Integre Co. Ltd.	64,427	992
	Jimoto Holdings Inc.	1,117,156	987
	Dai-ichi Seiko Co. Ltd.	48,835	986
^	Tama Home Co. Ltd.	86,000	983
	Matsuda Sangyo Co. Ltd.	78,607	980
	Toyo Kanetsu KK	49,790	979
	WATAMI Co. Ltd.	110,567	976
	Torishima Pump Manufacturing Co. Ltd.	130,328	974
	France Bed Holdings Co. Ltd.	123,300	968
	Nihon Nohyaku Co. Ltd.	221,855	966
	Nihon Tokushu Toryo Co. Ltd.	104,572	962
*	Mitsuba Corp.	221,871	957
	Maezawa Kyuso Industries Co. Ltd.	51,364	957
	Godo Steel Ltd.	56,079	956
	Yomiuri Land Co. Ltd.	28,688	947
	Meiko Network Japan Co. Ltd.	119,294	945
	Nissin Corp.	66,345	937
	Asahi Co. Ltd.	67,524	934
	Hisaka Works Ltd.	134,936	934
	Taisei Lamick Co. Ltd.	36,117	930
	NS United Kaiun Kaisha Ltd.	67,215	930
	JSP Corp.	68,636	929
	Fudo Tetra Corp.	70,353	929
	Happinet Corp.	88,793	928
*,^	Open Door Inc.	76,284	926
	JP-Holdings Inc.	360,632	923
	Tochigi Bank Ltd.	609,057	922
	JAC Recruitment Co. Ltd.	86,248	920
^	Link And Motivation Inc.	252,897	917
	Sumida Corp.	127,576	912
	World Holdings Co. Ltd.	57,291	911
	Juki Corp.	176,129	907
	Sekisui Kasei Co. Ltd.	168,360	906
	BeNEXT Group Inc.	102,650	902
	Toa Corp.	132,225	893
	Ichiyoshi Securities Co. Ltd.	209,794	889
	Yushin Precision Equipment Co. Ltd.	133,733	888
	Shindengen Electric Manufacturing Co. Ltd.	44,378	887
	Artnature Inc.	154,127	878
	NEC Capital Solutions Ltd.	47,537	876
	Studio Alice Co. Ltd.	59,624	871
	Kitano Construction Corp.	34,691	863
	GCA Corp.	149,558	861
	Corona Corp. Class A	89,691	860

40

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Tv Tokyo Holdings Corp.	38,913	858
	Sankyo Seiko Co. Ltd.	208,137	857
	Maezawa Kasei Industries Co. Ltd.	93,558	852
	Daisyo Corp.	72,016	850
	Roland DG Corp.	73,229	842
	Tsukuba Bank Ltd.	509,982	835
	CAC Holdings Corp.	74,880	833
^	Sanoh Industrial Co. Ltd.	131,782	826
	Elematec Corp.	101,020	823
	Fujikura Kasei Co. Ltd.	170,178	821
	Bank of Saga Ltd.	75,153	819
	Tsutsumi Jewelry Co. Ltd.	46,523	810
	Kourakuen Holdings Corp.	56,133	809
	Krosaki Harima Corp.	23,787	805
*	COOKPAD Inc.	274,525	804
	Tokyo Energy & Systems Inc.	110,005	803
	Kita-Nippon Bank Ltd.	44,446	803
	Yushiro Chemical Industry Co. Ltd.	64,612	799
	Itoki Corp.	249,460	793
	Sanei Architecture Planning Co. Ltd.	65,601	792
	Seika Corp.	68,217	785
	Okura Industrial Co. Ltd.	52,159	783
	CMIC Holdings Co. Ltd.	59,210	783
	Fujitsu Frontech Ltd.	77,615	781
	Nihon Trim Co. Ltd.	27,300	780
	Mars Group Holdings Corp.	51,685	779
	Kojima Co. Ltd.	151,201	775
	Japan Best Rescue System Co. Ltd.	98,576	766
*	Istyle Inc.	305,276	763
	Osaka Steel Co. Ltd.	67,527	759
	Toli Corp.	300,768	758
	Hakuto Co. Ltd.	82,362	753
	SMK Corp.	31,019	749
^	Shin Nippon Biomedical Laboratories Ltd.	124,229	748
	CHIMNEY Co. Ltd.	55,532	748
	Central Sports Co. Ltd.	35,454	742
*	Akebono Brake Industry Co. Ltd.	463,971	741
	Chuetsu Pulp & Paper Co. Ltd.	50,703	732
	Fujita Kanko Inc.	46,051	728
	Toa Oil Co. Ltd.	38,449	727
^	Airtrip Corp.	62,644	726
	Kitagawa Corp.	47,870	711
	Chuo Spring Co. Ltd.	27,263	710
	Tokyo Rakutenchi Co. Ltd.	17,452	707
	Kato Works Co. Ltd.	61,446	696
	Shimojima Co. Ltd.	63,984	696
	Wowow Inc.	30,633	689
	Kasai Kogyo Co. Ltd.	162,017	686
*	Gunosy Inc.	79,800	682
*	FDK Corp.	84,263	677
	Nisso Corp.	109,300	674
	Inaba Seisakusho Co. Ltd.	51,448	664
	Gun-Ei Chemical Industry Co. Ltd.	27,199	659
	Sac's Bar Holdings Inc.	116,961	655
	Aeon Fantasy Co. Ltd.	45,544	652
*,^	KNT-CT Holdings Co. Ltd.	69,863	646
	Mitsui Matsushima Holdings Co. Ltd.	80,871	636
	Kyokuto Securities Co. Ltd.	132,842	631
	Space Value Holdings Co. Ltd.	185,821	605
	Chiba Kogyo Bank Ltd.	272,400	594
	Takaoka Toko Co. Ltd.	62,022	586
^	Tokyo Individualized Educational Institute Inc.	121,387	583
	Hito Communications Holdings Inc.	60,129	583
	Takihyo Co. Ltd.	32,385	559

41

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Cleanup Corp.	104,814	557
	Takamiya Co. Ltd.	109,775	552
	Japan Cash Machine Co. Ltd.	97,177	532
	Gecoss Corp.	61,164	527
	Daikoku Denki Co. Ltd.	43,834	522
	Mitsui Fudosan Logistics Park Inc.	115	514
	Mitsubishi Paper Mills Ltd.	160,325	507
	Ateam Inc.	63,015	505
*	Sanden Holdings Corp.	155,818	499
	Nippon Coke & Engineering Co. Ltd.	787,278	491
	Ohara Inc.	47,987	481
*	Toyo Engineering Corp.	141,595	457
	Sanyo Shokai Ltd.	68,421	453
	Linical Co. Ltd.	56,843	447
*	Mitsubishi Steel Manufacturing Co. Ltd.	71,138	445
	Namura Shipbuilding Co. Ltd.	297,620	435
*,^	Pepper Food Service Co. Ltd.	86,702	430
	Jamco Corp.	59,211	425
	Airport Facilities Co. Ltd.	101,608	399
*	Tokyo Rope Manufacturing Co. Ltd.	73,863	390
*	Funai Electric Co. Ltd.	82,615	385
*	Fuji Oil Co. Ltd.	237,736	380
	Taiho Kogyo Co. Ltd.	77,263	380
	Sumitomo Precision Products Co. Ltd.	18,050	371
*	Aplus Financial Co. Ltd.	596,261	367
	Nakayama Steel Works Ltd.	107,585	363
*,^	Right On Co. Ltd.	63,885	358
	Paris Miki Holdings Inc.	120,822	342
*	Tateru Inc.	186,055	319
*	Tokyo Base Co. Ltd.	93,810	310
	Fields Corp.	82,878	258
*,^	Laox Co. Ltd.	137,705	236
			25,191,599
Netherlands (3.5%)
	ASML Holding NV	2,536,959	928,059
	Unilever NV	9,236,299	492,462
*	Koninklijke Philips NV	5,670,292	264,906
*	Prosus NV	2,747,020	256,127
*,1	Adyen NV	170,211	247,999
	Koninklijke Ahold Delhaize NV	6,920,478	188,612
	ING Groep NV	24,810,143	172,950
	Koninklijke DSM NV	1,097,385	152,338
	Heineken NV	1,514,065	139,609
	Wolters Kluwer NV	1,694,780	132,472
	Akzo Nobel NV	1,215,433	109,196
	NN Group NV	2,085,414	70,087
*	Galapagos NV	302,579	59,723
	Koninklijke KPN NV	21,041,237	55,968
	Heineken Holding NV	672,307	54,989
^	Unibail-Rodamco-Westfield	857,846	48,354
	ASM International NV	305,612	47,048
*	ArcelorMittal SA	4,110,756	43,541
	Aegon NV (XAMS)	10,786,328	31,884
*	Imcd NV	334,526	31,546
	Randstad NV	698,213	31,221
	ASR Nederland NV	879,982	27,075
1	ABN AMRO Bank NV	2,625,172	22,591
*,1	Just Eat Takeaway.com NV	215,300	22,504
	Koninklijke Vopak NV	421,708	22,322
*,1	Signify NV	800,819	20,589
	BE Semiconductor Industries NV	453,581	20,112
^	Aalberts NV	610,958	20,034
*	JDE Peet's BV	396,514	16,073
	SBM Offshore NV	1,082,251	15,948

42

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Altice Europe NV	3,578,636	13,841
*	Corbion NV	375,124	13,518
	TKH Group NV	263,382	10,375
*	Boskalis Westminster	518,462	10,238
1	Intertrust NV	556,239	9,485
*,1	GrandVision NV	313,190	8,923
	Aperam SA	298,895	8,379
*	Arcadis NV	448,544	8,131
	PostNL NV	3,016,794	6,506
*,1	Basic-Fit NV	242,511	6,418
*	Oci NV	608,386	6,391
1	Flow Traders	177,526	6,352
	Nsi NV	118,553	4,576
	Eurocommercial Properties NV	312,228	4,027
*	Accell Group NV	141,866	3,528
*	TomTom NV	435,414	3,444
	Sligro Food Group NV	218,410	3,379
^	AMG Advanced Metallurgical Group NV	180,246	3,213
*	Koninklijke BAM Groep NV	1,577,508	2,864
^	Wereldhave NV	267,849	2,469
^	Vastned Retail NV	108,537	2,323
*,^	Fugro NV	570,643	2,261
1	NIBC Holding NV	239,504	1,865
	ForFarmers NV	228,864	1,401
	Aegon NV (XNYS)	405,926	1,193
1	B&S Group Sarl	151,752	1,078
*	Brunel International NV	125,543	902
*	Altice Europe NV Class B	84,253	324
			3,893,743
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,598,170	82,891
*	a2 Milk Co. Ltd.	4,661,937	61,024
	Spark New Zealand Ltd.	11,617,018	34,371
	Auckland International Airport Ltd.	7,523,383	31,995
	Meridian Energy Ltd.	7,856,210	24,490
	Ryman Healthcare Ltd.	2,596,369	22,028
	Contact Energy Ltd.	4,551,405	18,496
	Chorus Ltd.	2,821,960	13,670
	Mercury NZ Ltd.	4,305,260	13,117
	Fletcher Building Ltd.	5,177,544	12,460
	Infratil Ltd.	2,998,562	9,148
	Goodman Property Trust	6,904,309	9,068
	EBOS Group Ltd.	590,748	8,272
	Precinct Properties New Zealand Ltd.	6,820,950	6,949
	SKYCITY Entertainment Group Ltd.	4,264,688	6,633
*	Pushpay Holdings Ltd.	1,154,870	6,595
	Kiwi Property Group Ltd.	9,658,592	6,571
	Genesis Energy Ltd.	3,263,004	6,408
	Summerset Group Holdings Ltd.	1,424,982	5,971
	Freightways Ltd.	1,014,305	4,736
	Z Energy Ltd.	2,352,974	4,127
	Argosy Property Ltd.	5,244,917	3,977
	Vital Healthcare Property Trust	2,398,949	3,876
	Vector Ltd.	1,626,520	3,786
	Metlifecare Ltd.	1,081,724	3,622
*	Synlait Milk Ltd.	615,907	2,833
^	Air New Zealand Ltd.	3,199,869	2,744
	Kathmandu Holdings Ltd.	3,679,694	2,709
	Scales Corp. Ltd.	708,096	2,245
	Heartland Group Holdings Ltd.	2,772,879	2,213
*	Restaurant Brands New Zealand Ltd.	196,945	1,507
*	Oceania Healthcare Ltd.	2,262,103	1,323
	Vista Group International Ltd.	1,324,652	1,249
^	Tourism Holdings Ltd.	941,344	1,212

43

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	SKY Network Television Ltd.	10,889,596	1,059
	New Zealand Refining Co. Ltd.	1,207,954	574
			423,949
Norway (0.6%)
	Equinor ASA	6,277,834	90,436
*	Dnb ASA	6,642,110	88,655
	Telenor ASA	4,097,884	59,833
	Mowi ASA	2,703,181	51,527
	Orkla ASA	4,855,990	42,634
	Yara International ASA	1,094,027	38,140
*	TOMRA Systems ASA	745,233	27,528
*	Norsk Hydro ASA	8,472,805	23,638
*	Bakkafrost P/F	320,670	20,275
*	Gjensidige Forsikring ASA	1,064,285	19,664
*	Salmar ASA	332,360	15,922
*	Nel ASA	7,847,461	15,630
*	Storebrand ASA	2,951,616	15,382
*	Adevinta ASA	1,433,702	14,511
*	Schibsted ASA Class B	585,963	13,841
*	Schibsted ASA Class A	520,494	13,631
1	Entra ASA	1,051,942	13,484
	Aker BP ASA	680,455	12,592
	TGS NOPEC Geophysical Co. ASA	734,708	10,838
	Leroy Seafood Group ASA	1,626,112	9,814
*,1	Scatec Solar ASA	585,707	9,573
*	Subsea 7 SA	1,487,663	9,487
*	SpareBank 1 SR-Bank ASA	1,122,365	8,211
*	Veidekke ASA	668,145	8,112
*	Nordic Semiconductor ASA	921,022	7,059
*	Norwegian Finans Holding ASA	1,010,103	6,972
	Kongsberg Gruppen ASA	486,428	6,847
	Borregaard ASA	634,928	6,768
	SpareBank 1 SMN	809,437	6,619
*	Aker ASA	156,643	5,771
	Atea ASA	515,072	4,985
	Austevoll Seafood ASA	574,687	4,773
^	Frontline Ltd.	575,875	4,010
	Grieg Seafood ASA	351,204	3,610
*,1	Sbanken ASA	529,682	3,469
1	Elkem ASA	1,570,232	3,236
^	Norway Royal Salmon ASA	102,335	2,682
^	Dno ASA	3,960,316	2,444
^	BW Offshore Ltd.	613,636	2,054
	Sparebank 1 Oestlandet	178,532	1,629
1	BW LPG Ltd.	503,327	1,585
	Stolt-Nielsen Ltd.	167,240	1,528
	Wallenius Wilhelmsen ASA	658,747	866
*	Pgs ASA	2,032,992	835
*,1	Aker Solutions ASA	910,948	805
	Ocean Yield ASA	309,324	700
*	BW Energy Ltd.	379,908	688
*,^	Borr Drilling Ltd.	496,175	557
*,^	Norwegian Air Shuttle ASA	1,093,560	309
			714,159
Poland (0.3%)
*	CD Projekt SA	398,874	40,196
	Powszechna Kasa Oszczednosci Bank Polski SA	5,438,485	31,670
	Polski Koncern Naftowy ORLEN SA	1,972,716	31,350
	Powszechny Zaklad Ubezpieczen SA	3,559,483	26,197
*,^	KGHM Polska Miedz SA	863,129	20,055
*,1	Dino Polska SA	303,443	15,457
	Bank Polska Kasa Opieki SA	993,443	13,612
	Polskie Gornictwo Naftowe i Gazownictwo SA	10,951,408	12,627
*	Cyfrowy Polsat SA	1,678,100	11,212

44

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Grupa Lotos SA	623,515	9,504
*	Santander Bank Polska SA	188,100	8,398
*	PGE Polska Grupa Energetyczna SA	4,668,227	8,163
*	Lpp SA	5,323	8,123
*	Orange Polska SA	4,317,559	6,828
1	PLAY Communications SA	813,087	6,279
	Asseco Poland SA	361,521	6,053
*	mBank SA	81,019	4,737
*	Tauron Polska Energia SA	5,924,301	3,567
	Kernel Holding SA	326,301	3,455
*	Bank Millennium SA	3,948,670	3,041
	Kruk SA	104,213	2,858
^	Ccc SA	186,283	2,836
*,^	AmRest Holdings SE	455,872	2,647
*	Enea SA	1,353,889	2,467
*,^	Alior Bank SA	593,698	2,446
*	Grupa Azoty SA	312,257	2,430
*	Eurocash SA	521,356	2,289
*	Bank Handlowy w Warszawie SA	205,215	1,996
	Warsaw Stock Exchange	160,889	1,707
^	Jastrzebska Spolka Weglowa SA	310,348	1,486
*	Ciech SA	158,367	1,285
*,^	Energa SA	486,236	1,001
			295,972
Portugal (0.2%)
	EDP - Energias de Portugal SA	16,487,985	78,702
	Galp Energia SGPS SA	3,273,582	37,974
*	Jeronimo Martins SGPS SA	1,547,699	27,085
	EDP Renovaveis SA	971,625	13,431
	REN - Redes Energeticas Nacionais SGPS SA	2,486,971	6,786
*,^	Nos Sgps SA	1,361,710	5,948
*	Banco Comercial Portugues SA	49,437,660	5,939
	Sonae SGPS SA	6,078,737	4,397
	Navigator Co. SA	1,647,878	4,010
	Corticeira Amorim SGPS SA	213,095	2,413
*	CTT-Correios de Portugal SA	953,283	2,261
	Altri SGPS SA	458,666	2,209
	Semapa-Sociedade de Investimento e Gestao	155,718	1,416
*	Mota-Engil SGPS SA	620,182	796
*	Banco Espirito Santo SA	10,412,510	23
			193,390
Singapore (1.1%)
	DBS Group Holdings Ltd.	11,359,519	170,925
	Oversea-Chinese Banking Corp. Ltd.	21,848,652	142,405
	United Overseas Bank Ltd.	8,167,955	119,349
	Singapore Telecommunications Ltd.	47,260,489	84,072
	Ascendas REIT	18,632,811	42,751
	Keppel Corp. Ltd.	9,119,665	39,278
	Wilmar International Ltd.	12,336,767	36,489
*	CapitaLand Ltd.	15,925,327	33,645
	Singapore Exchange Ltd.	5,220,080	31,413
	Singapore Technologies Engineering Ltd.	9,711,126	23,178
	Mapletree Logistics Trust	16,055,843	22,541
	Singapore Airlines Ltd.	8,112,156	21,897
	CapitaLand Mall Trust	15,178,233	21,537
	CapitaLand Commercial Trust	17,258,969	21,123
	Mapletree Industrial Trust	9,710,473	20,200
	Genting Singapore Ltd.	36,494,548	20,078
	Mapletree Commercial Trust	13,778,105	19,278
	Venture Corp. Ltd.	1,643,840	19,211
	City Developments Ltd.	2,967,864	18,137
	UOL Group Ltd.	3,083,237	15,159
	Keppel DC REIT	7,775,266	14,239
	Frasers Logistics & Commercial Trust	16,014,500	13,796

45

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	ComfortDelGro Corp. Ltd.	13,012,958	13,675
	Suntec REIT	13,062,862	13,344
	NetLink NBN Trust	18,478,528	12,907
	Keppel REIT	12,436,032	9,886
	Mapletree North Asia Commercial Trust	14,147,083	9,509
	Singapore Press Holdings Ltd.	10,095,083	9,250
	Jardine Cycle & Carriage Ltd.	622,891	9,090
	Keppel Infrastructure Trust	22,906,194	8,913
	SATS Ltd.	3,990,801	8,272
	Ascott Residence Trust	11,376,505	8,255
	Frasers Centrepoint Trust	4,582,978	7,680
	Sembcorp Industries Ltd.	5,725,211	7,247
	Manulife US REIT	9,071,401	6,893
	Parkway Life REIT	2,462,430	5,917
	Singapore Post Ltd.	9,881,859	5,494
	Ascendas India Trust	5,442,200	5,277
	Golden Agri-Resources Ltd.	41,410,523	4,432
	CapitaLand Retail China Trust	4,698,953	4,288
	Esr-Reit	14,910,532	4,266
	Olam International Ltd.	3,994,900	4,015
	Raffles Medical Group Ltd.	6,045,012	4,003
	OUE Commercial REIT	13,780,332	3,804
	CDL Hospitality Trusts	5,003,414	3,704
*	Keppel Pacific Oak US REIT	4,906,700	3,474
	StarHub Ltd.	3,641,616	3,412
	First Resources Ltd.	3,272,927	3,288
	Starhill Global REIT	8,899,092	3,287
	Sheng Siong Group Ltd.	2,719,065	3,231
	Hutchison Port Holdings Trust	32,824,316	3,163
	Wing Tai Holdings Ltd.	2,390,153	3,080
	Aims Apac Reit	3,405,400	3,005
*	Lendlease Global Commercial REIT	5,584,600	2,749
	ARA LOGOS Logistics Trust	6,679,519	2,727
	Accordia Golf Trust	5,133,155	2,535
	Sph Reit	3,736,009	2,358
	Far East Hospitality Trust	6,274,210	2,252
	SIA Engineering Co. Ltd.	1,493,128	2,128
*	Cromwell European REIT	4,468,000	2,124
	Frasers Property Ltd.	2,279,058	2,073
	Frasers Hospitality Trust	5,218,692	1,756
*	Yoma Strategic Holdings Ltd.	7,479,468	1,710
*	Thomson Medical Group Ltd.	42,110,700	1,701
	First REIT	3,389,782	1,701
	Soilbuild Business Space REIT	5,866,056	1,656
*	Sembcorp Marine Ltd.	5,195,977	1,600
	Sabana Shari'ah Compliant Industrial REIT	6,155,301	1,554
§	Best World International Ltd.	1,646,200	1,533
	Lippo Malls Indonesia Retail Trust	12,911,976	1,263
	Asian Pay Television Trust	11,559,936	1,056
	Silverlake Axis Ltd.	5,073,661	863
§	Eagle Hospitality Trust	4,532,200	621
	Bumitama Agri Ltd.	1,820,023	577
*,^,§	Hyflux Ltd.	2,817,700	425
*,§	Noble Group Ltd.	4,883,318	284
*,^,§	Ezra Holdings Ltd.	10,329,900	82
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,184,090
South Korea (4.4%)
	Samsung Electronics Co. Ltd.	28,444,162	1,259,156
	SK Hynix Inc.	3,283,546	234,440
	NAVER Corp.	839,988	188,983
	Samsung Electronics Co. Ltd. Preference Shares	4,349,424	169,429
*,^	Celltrion Inc.	656,200	167,946
	LG Chem Ltd.	288,475	119,048

46

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Samsung SDI Co. Ltd.	333,399	101,941
	Samsung Electronics Co. Ltd. GDR	88,765	97,039
	NCSoft Corp.	106,272	79,059
	Kakao Corp.	338,880	76,046
	Hyundai Motor Co.	888,288	72,967
	Shinhan Financial Group Co. Ltd.	2,891,294	69,872
	KB Financial Group Inc.	2,452,191	69,421
	Hyundai Mobis Co. Ltd.	408,039	65,498
	Posco	432,462	62,991
	LG Household & Health Care Ltd.	55,395	62,087
*,1	Samsung Biologics Co. Ltd.	84,594	54,881
	Samsung C&T Corp.	531,116	51,665
	SK Holdings Co. Ltd.	197,237	47,969
	KT&G Corp.	702,800	45,897
	Kia Motors Corp.	1,628,992	44,020
	Hana Financial Group Inc.	1,823,945	41,481
*,^	Celltrion Healthcare Co. Ltd.	449,245	40,728
	SK Innovation Co. Ltd.	362,504	40,075
	Samsung Electro-Mechanics Co. Ltd.	354,433	38,452
	LG Electronics Inc.	650,645	34,481
	LG Corp.	569,988	34,018
	Samsung Fire & Marine Insurance Co. Ltd.	199,970	29,400
	Samsung SDS Co. Ltd.	201,545	28,508
	Amorepacific Corp.	200,018	27,978
	Woori Financial Group Inc.	3,422,975	25,231
*	Korea Electric Power Corp.	1,408,851	22,975
	Coway Co. Ltd.	356,122	21,529
*,^	HLB Inc.	259,760	20,072
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	272,445	20,055
	Korea Zinc Co. Ltd.	62,597	17,539
	SK Telecom Co. Ltd.	90,046	15,859
	Orion Corp.	137,560	15,400
	Samsung Life Insurance Co. Ltd.	401,915	15,111
*	Samsung Heavy Industries Co. Ltd.	2,791,886	13,979
	S-Oil Corp.	259,165	13,816
	Hyundai Heavy Industries Holdings Co. Ltd.	65,906	13,602
*	LG Display Co. Ltd.	1,417,739	13,574
	CJ CheilJedang Corp.	49,422	13,494
	Mirae Asset Daewoo Co. Ltd.	2,394,800	13,435
	Industrial Bank of Korea	1,975,566	13,424
	LG Innotek Co. Ltd.	89,492	13,124
*	Alteogen Inc.	58,671	13,104
	Lotte Chemical Corp.	92,591	12,940
	Hyundai Engineering & Construction Co. Ltd.	461,266	12,778
^	Hanjin Kal Corp.	188,457	12,650
	LG Uplus Corp.	1,225,241	12,521
*	Celltrion Pharm Inc.	116,294	12,381
	Yuhan Corp.	292,080	12,374
	Kangwon Land Inc.	677,657	12,212
	Daelim Industrial Co. Ltd.	172,334	11,855
	Hotel Shilla Co. Ltd.	198,927	11,831
	E-MART Inc.	124,416	11,001
	LG Chem Ltd. Preference Shares	50,941	10,717
^	SK Telecom Co. Ltd. ADR	554,580	10,714
	DB Insurance Co. Ltd.	295,373	10,594
	Hyundai Motor Co. 2nd Preference Shares	219,263	10,484
*	Samsung Engineering Co. Ltd.	995,220	10,257
	Hyundai Glovis Co. Ltd.	116,133	9,873
	GS Holdings Corp.	325,465	9,858
*,^	KMW Co. Ltd.	183,541	9,803
	Douzone Bizon Co. Ltd.	114,525	9,785
	Hankook Tire & Technology Co. Ltd.	470,141	9,730
	Fila Holdings Corp.	328,374	9,690
	Hanmi Pharm Co. Ltd.	45,857	9,357

47

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Korea Investment Holdings Co. Ltd.	240,592	9,020
*,^,1	Netmarble Corp.	106,999	8,968
*	Genexine Co. Ltd.	111,687	8,857
	Samsung Securities Co. Ltd.	398,673	8,814
	S-1 Corp.	121,964	8,740
	POSCO Chemical Co. Ltd.	136,019	8,591
^	Seegene Inc.	90,676	8,445
	Hanwha Solutions Corp.	516,899	8,392
	LG Household & Health Care Ltd. Preference Shares	13,786	8,352
	Shinsegae Inc.	44,291	8,202
	Korea Aerospace Industries Ltd.	409,171	8,162
	Hyundai Steel Co.	471,158	8,148
	BNK Financial Group Inc.	1,857,101	7,801
	AMOREPACIFIC Group	179,357	7,766
^	Hanon Systems	1,011,982	7,670
	GS Engineering & Construction Corp.	367,787	7,572
*,^	Helixmith Co. Ltd.	144,945	7,429
	Hyundai Marine & Fire Insurance Co. Ltd.	382,153	7,336
*	Pearl Abyss Corp.	38,830	7,065
	Hite Jinro Co. Ltd.	192,380	7,051
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	306,091	6,974
	Kumho Petrochemical Co. Ltd.	110,611	6,918
*	HMM Co. Ltd.	1,719,997	6,784
*	WONIK IPS Co. Ltd.	223,922	6,712
	Hyundai Motor Co. Preference Shares	143,691	6,652
	Koh Young Technology Inc.	76,567	6,399
	SKC Co. Ltd.	122,574	6,275
	SK Chemicals Co. Ltd.	58,172	6,253
	Bukwang Pharmaceutical Co. Ltd.	220,854	6,252
*	CJ Logistics Corp.	47,068	6,204
	Cheil Worldwide Inc.	448,472	6,190
	NongShim Co. Ltd.	20,201	6,156
	Com2uSCorp	61,533	6,036
	Hyundai Elevator Co. Ltd.	102,852	5,985
*,^	Mezzion Pharma Co. Ltd.	31,220	5,970
	CJ Corp.	82,302	5,947
	CJ ENM Co. Ltd.	61,140	5,667
	Hansol Chemical Co. Ltd.	52,466	5,597
	LEENO Industrial Inc.	59,100	5,595
	NH Investment & Securities Co. Ltd.	802,477	5,583
*	Hanall Biopharma Co. Ltd.	233,576	5,511
	DB HiTek Co. Ltd.	227,263	5,509
*,^	Pharmicell Co. Ltd.	345,661	5,310
	KIWOOM Securities Co. Ltd.	71,991	5,263
	HDC Hyundai Development Co-Engineering & Construction	296,288	5,239
*,^	Doosan Infracore Co. Ltd.	856,146	5,228
*	Hugel Inc.	13,166	5,182
	GS Retail Co. Ltd.	165,140	5,046
	SK Materials Co. Ltd.	29,851	4,987
	Hanwha Corp.	258,948	4,836
	Meritz Securities Co. Ltd.	1,876,252	4,772
	Lotte Shopping Co. Ltd.	70,572	4,717
*	Hanwha Aerospace Co. Ltd.	228,061	4,701
	BGF retail Co. Ltd.	39,557	4,585
	Hanssem Co. Ltd.	63,357	4,568
*	Korean Air Lines Co. Ltd.	309,039	4,531
	Iljin Materials Co. Ltd.	108,101	4,516
*	LegoChem Biosciences Inc.	92,429	4,434
	Samsung Card Co. Ltd.	193,333	4,419
^	Lotte Corp.	166,709	4,409
	Hyundai Department Store Co. Ltd.	93,692	4,409
	Dongjin Semichem Co. Ltd.	185,654	4,399
	Ilyang Pharmaceutical Co. Ltd.	81,595	4,387
	LG Electronics Inc. Preference Shares	204,887	4,325

48

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
§	Soulbrain Holdings Co. Ltd.	54,128	4,325
	Green Cross Corp.	34,361	4,242
*	Chabiotech Co. Ltd.	253,657	4,234
*	NHN Corp.	61,113	4,224
	DGB Financial Group Inc.	980,555	4,216
	Eo Technics Co. Ltd.	52,856	4,204
	Youngone Corp.	191,574	4,088
	Mando Corp.	216,307	4,069
	Chong Kun Dang Pharmaceutical Corp.	44,250	4,017
*	HLB Life Science CO Ltd.	255,303	3,970
*	Hyundai Rotem Co. Ltd.	306,941	3,965
*	ABLBio Inc.	151,322	3,922
	LS Electric Co. Ltd.	96,560	3,889
*	Pan Ocean Co. Ltd.	1,188,041	3,794
	DoubleUGames Co. Ltd.	56,819	3,789
	Ottogi Corp.	8,017	3,729
	Posco International Corp.	318,532	3,717
	Amorepacific Corp. Preference Shares	62,345	3,714
	Meritz Fire & Marine Insurance Co. Ltd.	349,678	3,706
	Korea Gas Corp.	168,615	3,702
	SK Networks Co. Ltd.	916,402	3,638
*,^	GemVax & Kael Co. Ltd.	223,298	3,627
	JB Financial Group Co. Ltd.	913,332	3,622
*	OCI Co. Ltd.	116,595	3,620
*	Doosan Heavy Industries & Construction Co. Ltd.	884,706	3,602
*	MedPacto Inc.	80,019	3,594
	Korean Reinsurance Co.	580,089	3,568
^	Cosmax Inc.	43,266	3,538
*,^	Doosan Fuel Cell Co. Ltd.	128,523	3,487
	Doosan Bobcat Inc.	154,223	3,430
*,^,§	SillaJen Inc.	340,708	3,427
	Green Cross Holdings Corp.	169,386	3,409
	Hyundai Mipo Dockyard Co. Ltd.	129,152	3,394
	Kolmar Korea Co. Ltd.	94,740	3,383
	Medy-Tox Inc.	27,393	3,347
	Taeyoung Engineering & Construction Co. Ltd.	254,918	3,338
	KCC Corp.	29,905	3,329
*	Zinus Inc.	49,502	3,327
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	31,759	3,324
*	Korea Electric Power Corp. ADR	413,635	3,301
	LOTTE Fine Chemical Co. Ltd.	113,942	3,289
	NICE Information Service Co. Ltd.	214,277	3,274
	KEPCO Plant Service & Engineering Co. Ltd.	133,132	3,234
*,^	Komipharm International Co. Ltd.	225,822	3,231
	LS Corp.	110,451	3,222
*	Daewoo Engineering & Construction Co. Ltd.	1,119,926	3,214
	F&F Co. Ltd.	41,471	3,200
	Paradise Co. Ltd.	281,966	3,168
	Daewoong Pharmaceutical Co. Ltd.	28,386	3,148
	Kolon Industries Inc.	116,980	3,144
*	Enzychem Lifesciences Corp.	40,150	3,089
	SFA Engineering Corp.	112,769	3,085
	JYP Entertainment Corp.	172,518	3,063
*	Oscotec Inc.	144,503	3,006
	Daewoong Co. Ltd.	131,735	3,006
	DongKook Pharmaceutical Co. Ltd.	29,502	2,977
*	CrystalGenomics Inc.	222,060	2,966
	Ecopro Co. Ltd.	118,872	2,944
	Hyundai Wia Corp.	100,436	2,924
	Hyosung Corp.	54,486	2,863
	Hanjin Transportation Co. Ltd.	77,402	2,858
	Ssangyong Cement Industrial Co. Ltd.	655,471	2,793
	Mirae Asset Daewoo Co. Ltd. Preference Shares	924,536	2,766
*	Studio Dragon Corp.	38,537	2,765

49

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Daesang Corp.	125,871	2,730
	Innocean Worldwide Inc.	72,966	2,720
*	Amicogen Inc.	108,603	2,665
	Seoul Semiconductor Co. Ltd.	234,590	2,649
	Sam Chun Dang Pharm Co. Ltd.	85,036	2,611
*,^	G-treeBNT Co. Ltd.	126,396	2,598
	Handsome Co. Ltd.	87,730	2,573
	Daou Technology Inc.	153,386	2,562
	Hanmi Science Co. ltd	90,582	2,527
*	LOTTE Reit Co. Ltd.	548,324	2,525
*	Yungjin Pharmaceutical Co. Ltd.	540,062	2,493
^	Shinhan Financial Group Co. Ltd. ADR	103,502	2,490
	Dongsuh Cos. Inc.	188,693	2,490
*,^	BH Co. Ltd.	148,468	2,472
	NEPES Corp.	102,684	2,466
*	Aprogen pharmaceuticals Inc.	1,571,564	2,441
	L&F Co. Ltd.	94,211	2,439
	AfreecaTV Co. Ltd.	45,953	2,437
	JW Pharmaceutical Corp.	79,777	2,429
	LOTTE Himart Co. Ltd.	73,816	2,376
*	Naturecell Co. Ltd.	304,606	2,304
*,^	Kumho Tire Co. Inc.	900,835	2,267
	NICE Holdings Co. Ltd.	126,639	2,253
*	CMG Pharmaceutical Co. Ltd.	675,393	2,250
	Poongsan Corp.	122,471	2,249
*	Hyundai Bioscience Co. Ltd.	195,161	2,177
	Foosung Co. Ltd.	319,784	2,166
	SK Discovery Co. Ltd.	65,752	2,158
*	Ananti Inc.	266,330	2,155
*	SM Entertainment Co. Ltd.	105,333	2,149
*	Lotte Tour Development Co. Ltd.	190,297	2,137
	Hyundai Greenfood Co. Ltd.	327,534	2,116
*	Duk San Neolux Co. Ltd.	74,443	2,110
	LG International Corp.	161,661	2,109
*	Medipost Co. Ltd.	92,491	2,109
*	Asiana Airlines Inc.	648,810	2,100
	IS Dongseo Co. Ltd.	89,085	2,098
	PI Advanced Materials Co. Ltd.	85,604	2,066
	Samwha Capacitor Co. Ltd.	45,867	2,061
	Taekwang Industrial Co. Ltd.	3,529	2,047
	LG Hausys Ltd.	37,993	2,046
*	YG Entertainment Inc.	65,258	2,038
	Dong-A ST Co. Ltd.	28,071	2,031
	Hyundai Home Shopping Network Corp.	37,566	2,014
*,^	Doosan Solus Co. Ltd.	70,851	1,994
*	SFA Semicon Co. Ltd.	474,580	1,991
	Shinsegae International Inc.	15,090	1,985
*	Telcon RF Pharmaceutical Inc.	453,804	1,977
	Hanwha Life Insurance Co. Ltd.	1,718,517	1,971
*,^	Hyosung Advanced Materials Corp.	20,372	1,957
	Chongkundang Holdings Corp.	19,363	1,944
	Sodexo SA - PRIME FIDELITE 2023	28,542	1,935
	Lotte Chilsung Beverage Co. Ltd.	22,662	1,931
*	Webzen Inc.	104,573	1,915
^	Dawonsys Co. Ltd.	139,487	1,913
	Huchems Fine Chemical Corp.	143,136	1,907
*	ST Pharm Co. Ltd.	56,360	1,897
	Daishin Securities Co. Ltd.	232,151	1,879
^	Toptec Co. Ltd.	116,323	1,849
^	Hana Tour Service Inc.	57,295	1,848
^	Daea TI Co. Ltd.	359,056	1,844
	Silicon Works Co. Ltd.	56,543	1,829
	SK Securities Co. Ltd.	2,459,674	1,803
*	KH Vatec Co. Ltd.	95,038	1,800

50

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Hyosung TNC Co. Ltd.	19,098	1,792
	Partron Co. Ltd.	239,406	1,785
	Wemade Co. Ltd.	51,776	1,782
	Samyang Holdings Corp.	37,387	1,776
*	iNtRON Biotechnology Inc.	140,806	1,768
	Jeil Pharmaceutical Co. Ltd.	44,281	1,722
*	Cafe24 Corp.	38,670	1,719
*	Anterogen Co. Ltd.	28,881	1,708
	LIG Nex1 Co. Ltd.	67,713	1,696
	HDC Holdings Co. Ltd.	235,933	1,668
	HS Industries Co. Ltd.	286,809	1,663
	ALBIOMA SA (Loyalty line 2021)	39,928	1,651
	Korea Petrochemical Ind Co. Ltd.	17,394	1,649
	GS Home Shopping Inc.	17,928	1,636
	Huons Co. Ltd.	35,600	1,630
*	Dongkuk Steel Mill Co. Ltd.	365,345	1,625
	Dongwon Industries Co. Ltd.	9,679	1,619
*	Neowiz	69,435	1,609
	Ahnlab Inc.	38,362	1,607
	Binggrae Co. Ltd.	31,845	1,603
*	Eutilex Co. Ltd.	27,473	1,598
*	NKMax Co. Ltd.	150,840	1,567
	Hanwha Corp. Preference Shares	161,307	1,565
	TES Co. Ltd.	87,029	1,563
*	DIO Corp.	73,924	1,552
	Hankook Technology Group Co. Ltd.	143,122	1,550
	Meritz Financial Group Inc.	196,831	1,542
*	Feelux Co. Ltd.	412,110	1,531
	Dong-A Socio Holdings Co. Ltd.	19,253	1,531
*	Osstem Implant Co. Ltd.	60,516	1,524
*	Binex Co. Ltd.	140,057	1,494
	S&T Motiv Co. Ltd.	46,362	1,477
*	Innox Advanced Materials Co. Ltd.	38,573	1,446
*,^	Peptron Inc.	89,917	1,441
	Orion Holdings Corp.	127,512	1,417
*	Hyundai Construction Equipment Co. Ltd.	75,533	1,396
	Korea Real Estate Investment & Trust Co. Ltd.	972,620	1,382
	Maeil Dairies Co. Ltd.	20,547	1,360
*	CJ CGV Co. Ltd.	78,648	1,357
*	Insun ENT Co. Ltd.	191,100	1,355
^	Advanced Process Systems Corp.	69,357	1,354
	Vieworks Co. Ltd.	48,854	1,354
	Grand Korea Leisure Co. Ltd.	124,199	1,340
	Green Cross Cell Corp.	39,247	1,331
*	Daeduck Electronics Co. Ltd.	206,053	1,329
	Sebang Global Battery Co. Ltd.	51,267	1,308
	Tongyang Inc.	1,313,644	1,298
*,^	Dentium Co. Ltd.	41,087	1,297
	Posco ICT Co. Ltd.	357,754	1,274
	LF Corp.	119,851	1,240
	i-SENS Inc.	58,739	1,237
	Hansol Paper Co. Ltd.	105,300	1,232
	Sangsangin Co. Ltd.	233,930	1,205
	Hyosung Chemical Corp.	13,518	1,191
	KC Tech Co. Ltd.	63,275	1,185
	Young Poong Corp.	3,038	1,174
*	Yuanta Securities Korea Co. Ltd.	531,497	1,169
	Korea Electric Terminal Co. Ltd.	43,419	1,160
*	Dongsung Pharmaceutical Co. Ltd.	110,312	1,158
	CJ CheilJedang Corp. Preference Shares	10,065	1,152
*	Stcube	129,849	1,146
*	Korea Line Corp.	79,212	1,143
	Doosan Co. Ltd.	35,752	1,141
	Kwang Dong Pharmaceutical Co. Ltd.	193,657	1,140

51

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
§	SL Corp.	98,389	1,129
	Harim Holdings Co. Ltd.	200,010	1,128
	Songwon Industrial Co. Ltd.	103,406	1,114
	Mirae Asset Life Insurance Co. Ltd.	503,338	1,114
*	Hancom Inc.	84,391	1,101
	Dongwon F&B Co. Ltd.	7,333	1,097
	Youngone Holdings Co. Ltd.	33,272	1,074
	Halla Holdings Corp.	47,325	1,059
	iMarketKorea Inc.	146,117	1,059
	GOLFZON Co. Ltd.	18,018	1,053
	NS Shopping Co. Ltd.	97,273	1,052
*	Hanwha General Insurance Co. Ltd.	478,779	1,041
	Hanil Cement Co. Ltd.	15,268	1,039
	Nexen Tire Corp.	230,574	1,028
	Cuckoo Homesys Co. Ltd.	36,463	1,024
*,^	Samsung Pharmaceutical Co. Ltd.	329,251	1,024
*,^	CUROCOM Co. Ltd.	590,197	1,022
	Kumho Industrial Co. Ltd.	181,159	1,009
	Jusung Engineering Co. Ltd.	212,874	1,001
*	Lock&Lock Co. Ltd.	106,002	997
*	Hanwha Investment & Securities Co. Ltd.	712,719	991
	Youlchon Chemical Co. Ltd.	81,283	990
	Hansae Co. Ltd.	110,958	984
*	Hansol Technics Co. Ltd.	166,478	979
	KEPCO Engineering & Construction Co. Inc.	76,726	964
	JW Holdings Corp.	215,119	959
*	Hyosung Heavy Industries Corp.	39,263	956
	InBody Co. Ltd.	70,586	945
*	Taihan Electric Wire Co. Ltd.	1,676,841	937
*	Hyundai Electric & Energy System Co. Ltd.	140,669	936
*	Able C&C Co. Ltd.	120,276	935
	Eugene Investment & Securities Co. Ltd.	380,747	911
*,^	Inscobee Inc.	515,693	881
*	Seobu T&D	161,001	874
^	ICD Co. Ltd.	79,230	874
	Dae Han Flour Mills Co. Ltd.	6,231	859
	Hankook Shell Oil Co. Ltd.	4,425	856
^	Aekyung Industrial Co. Ltd.	43,393	853
	Huons Global Co. Ltd.	32,155	848
	Daishin Securities Co. Ltd. Preference Shares	118,116	846
	Korea Asset In Trust Co. Ltd.	357,814	841
	KC Co. Ltd.	53,257	841
	Lotte Confectionery Co. Ltd.	9,366	829
	Namhae Chemical Corp.	132,560	814
	Samchully Co. Ltd.	14,365	809
	Modetour Network Inc.	89,442	790
	Kolmar Korea Holdings Co. Ltd.	42,246	778
*	Interflex Co. Ltd.	72,908	777
*	Wonik Holdings Co. Ltd.	202,877	771
	Hyundai Livart Furniture Co. Ltd.	53,890	765
*	Vidente Co. Ltd.	148,221	764
	Lotte Food Co. Ltd.	2,595	762
*,§	KONA I Co. Ltd.	69,825	758
^	Samyang Corp.	22,461	750
*	KCC Glass Corp.	27,285	749
	Humedix Co. Ltd.	32,250	747
	SPC Samlip Co. Ltd.	13,957	733
^	Dae Hwa Pharmaceutical Co. Ltd.	65,917	718
	Namyang Dairy Products Co. Ltd.	3,014	713
	SK Gas Ltd.	11,341	702
*	Eusu Holdings Co. Ltd.	136,347	690
*	Gamevil Inc.	28,917	688
^	BGF Co. Ltd.	193,806	686
	KISWIRE Ltd.	53,719	686

52

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	KT Skylife Co. Ltd.	103,629	686
	KISCO Corp.	180,851	670
	Kolon Corp.	43,765	656
^	Kyobo Securities Co. Ltd.	125,954	654
	Seah Besteel Corp.	76,256	651
	INTOPS Co. Ltd.	69,896	649
*	Hansol Holdings Co. Ltd.	257,533	649
*,^	Ssangyong Motor Co.	238,196	644
	Daekyo Co. Ltd.	177,908	636
*	Coreana Cosmetics Co. Ltd.	148,739	633
*	SBS Media Holdings Co. Ltd.	406,002	633
	Cuckoo Holdings Co. Ltd.	9,494	626
	Sung Kwang Bend Co. Ltd.	107,988	623
	KTB Investment & Securities Co. Ltd.	322,563	607
^	TK Corp.	98,388	601
	Sungwoo Hitech Co. Ltd.	256,964	594
	Tongyang Life Insurance Co. Ltd.	242,400	591
	Daeduck Co. Ltd.	119,212	573
*	Lutronic Corp.	110,737	569
	Woongjin Thinkbig Co. Ltd.	280,496	559
	E1 Corp.	19,205	555
*,^	Homecast Co. Ltd.	189,088	549
*,^,§	Cellumed Co. Ltd.	109,221	543
	Hanil Holdings Co. Ltd.	14,061	539
	Sam Young Electronics Co. Ltd.	88,317	527
	LG HelloVision Co. Ltd.	155,972	522
^	DB Financial Investment Co. Ltd.	195,852	521
*	COSON Co. Ltd.	114,038	497
*,^	GNCO Co. Ltd.	494,396	481
	AK Holdings Inc.	30,661	481
	Hyundai Corp.	42,262	468
	Sindoh Co. Ltd.	22,140	451
	SeAH Steel Corp.	10,908	445
^	Cell Biotech Co. Ltd.	31,477	439
	Interpark Holdings Corp.	227,389	437
	CJ Freshway Corp.	33,552	430
*	Agabang&Company	166,714	417
*,^	Lumens Co. Ltd.	284,750	398
	S&T Dynamics Co. Ltd.	93,447	396
*	Muhak Co. Ltd.	87,541	389
*	Byucksan Corp.	263,447	369
*,§	Yuyang DNU Co. Ltd.	336,958	342
	It's Hanbul Co. Ltd.	25,714	336
*	Taewoong Co. Ltd.	56,050	304
*	Korean Air Lines Co. Ltd. Rights Exp. 07/10/2020	204,485	293
*	Humax Co. Ltd.	112,299	288
	SeAH Steel Holdings Corp.	9,393	264
*,^	Esmo Corp.	529,030	217
	KB Financial Group Inc. ADR	5,887	164
*	CJ CGV Co. Ltd. Rights Exp. 07/21/2020	41,443	110
*,§	Soulbrain Co. Ltd.	24,200	—
			4,933,433
Spain (2.0%)
*	Iberdrola SA	37,425,627	436,935
	Banco Santander SA	104,261,415	255,073
	Industria de Diseno Textil SA	6,685,045	177,379
	Banco Bilbao Vizcaya Argentaria SA	42,292,419	145,612
	Amadeus IT Group SA	2,706,086	142,076
	Telefonica SA	28,800,712	137,748
1	Cellnex Telecom SA	1,717,637	104,910
*	Ferrovial SA	3,049,723	81,520
*	Repsol SA	8,245,602	72,859
	Grifols SA	2,096,760	63,759
*,1	Aena SME SA	448,367	59,966

53

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
^	Red Electrica Corp. SA	2,739,404	51,253
^	Endesa SA	2,014,691	49,977
	CaixaBank SA	22,780,959	48,735
*,^	ACS Actividades de Construccion y Servicios SA	1,511,673	38,849
^	Enagas SA	1,580,241	38,659
	Naturgy Energy Group SA	1,901,717	35,503
*	Siemens Gamesa Renewable Energy SA	1,421,448	25,309
^	Bankinter SA	4,370,868	20,950
*	Inmobiliaria Colonial Socimi SA	2,084,016	18,427
	Merlin Properties Socimi SA	2,097,849	17,482
	Viscofan SA	247,395	16,172
*	Masmovil Ibercom SA	542,319	13,896
^	Acciona SA	130,149	12,804
	Banco de Sabadell SA	36,042,195	12,663
^	Mapfre SA	6,233,529	11,131
	Ebro Foods SA	490,155	10,169
	Pharma Mar SA	1,064,890	9,200
	Acerinox SA	1,081,142	8,790
	Bankia SA	7,681,877	8,213
	Zardoya Otis SA	1,111,389	7,625
*	Faes Farma SA	1,822,037	7,429
	Cia de Distribucion Integral Logista Holdings SA	386,395	7,239
	Applus Services SA	892,853	6,878
*	Indra Sistemas SA	793,542	6,284
	CIE Automotive SA	348,852	6,142
*	Almirall SA	453,354	5,984
*	Telefonica SA Rights Exp. 07/01/2020	29,003,963	5,706
1	Euskaltel SA	631,641	5,602
*	Fluidra SA	388,636	5,158
*,1	Neinor Homes SA	459,840	4,734
*	Sacyr SA	2,223,429	4,632
	Construcciones y Auxiliar de Ferrocarriles SA	117,833	4,286
*	Repsol SA Rights Exp. 07/08/2020	8,711,758	4,241
	Prosegur Cia de Seguridad SA	1,667,833	3,890
*,^	Mediaset Espana Comunicacion SA	970,245	3,599
	Melia Hotels International SA	704,330	3,006
*	Tecnicas Reunidas SA	192,590	2,948
^	Ence Energia y Celulosa SA	809,889	2,661
*,1	Unicaja Banco SA	4,963,928	2,538
^,1	Gestamp Automocion SA	993,990	2,517
*,1	Global Dominion Access SA	781,886	2,507
*,1	Aedas Homes SA	133,618	2,428
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 07/07/2020	1,514,676	2,363
1	Prosegur Cash SA	2,467,802	2,088
	Lar Espana Real Estate Socimi SA	398,686	2,084
*,1	Metrovacesa SA	288,532	1,989
*,^	Promotora de Informaciones SA	2,634,473	1,486
*,^	Distribuidora Internacional de Alimentacion SA	11,431,343	1,430
^	Atresmedia Corp. de Medios de Comunicacion SA	519,052	1,357
	Bolsas y Mercados Espanoles SHMSF SA	36,309	1,346
*	Liberbank SA	8,001,891	1,329
*	NH Hotel Group SA	157,953	593
	Grifols SA Preference Shares	6,446	118
			2,250,236
Sweden (2.8%)
	Telefonaktiebolaget LM Ericsson Class B	18,963,798	175,786
	Atlas Copco AB Class A	3,915,169	166,729
	Investor AB Class B	2,950,135	156,498
*	Volvo AB Class B	9,539,869	150,109
*	Sandvik AB	6,842,374	128,813
*	Essity AB Class B	3,865,315	125,319
	Assa Abloy AB Class B	5,833,994	119,407
*	Hexagon AB Class B	1,621,403	95,218
	Atlas Copco AB Class B	2,500,950	92,930

54

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
*	Svenska Handelsbanken AB Class A	9,287,019	88,183
*	Swedbank AB Class A	6,375,719	81,870
	Hennes & Mauritz AB Class B	5,583,224	81,494
*	Skandinaviska Enskilda Banken AB Class A	9,017,867	78,280
	Swedish Match AB	988,892	69,772
	Telia Co. AB	16,324,311	61,073
	Epiroc AB Class A	3,982,836	49,907
1	Evolution Gaming Group AB	789,222	46,876
*	Skanska AB Class B	2,269,777	46,338
	Tele2 AB	3,391,644	45,149
*	Svenska Cellulosa AB SCA Class B	3,763,990	45,022
*	Alfa Laval AB	1,992,761	43,961
	Skf Ab	2,327,054	43,501
*	Nibe Industrier AB Class B	1,909,772	42,358
	Investor AB Class A	780,402	41,032
	Kinnevik AB	1,519,932	40,122
	Boliden AB	1,743,780	39,996
	Castellum AB	1,711,232	32,065
	Epiroc AB Class B	2,424,760	29,779
*	Industrivarden AB Class A	1,299,429	29,719
	Lundin Energy AB	1,199,851	29,283
*	Securitas AB Class B	1,965,123	26,573
^	Getinge AB	1,411,764	26,307
*	Swedish Orphan Biovitrum AB	1,109,167	25,718
*	Industrivarden AB Class C	1,087,420	24,787
	Electrolux AB Class B	1,461,619	24,592
*	Fastighets AB Balder Class B	614,343	23,506
	ICA Gruppen AB	493,025	23,436
*	Indutrade AB	590,134	23,406
	EQT AB	1,281,090	23,099
*	Trelleborg AB Class B	1,530,152	22,450
*	L E Lundbergforetagen AB Class B	472,793	21,552
	Husqvarna AB	2,576,577	21,205
	Elekta AB Class B	2,273,152	21,175
*	Holmen AB	614,605	19,740
	Fabege AB	1,675,252	19,702
	Sweco AB Class B	415,634	18,762
*	Aak Ab	1,075,540	18,564
	Lifco AB Class B	290,338	18,514
*,1	Dometic Group AB	1,882,582	17,013
1	Thule Group AB	652,431	16,566
	BillerudKorsnas AB	1,111,549	15,954
	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	5,782,654	14,857
*,^	Saab AB Class B	589,946	14,828
	Axfood AB	670,784	14,665
	Wihlborgs Fastigheter AB	843,114	13,869
^	Investment AB Latour Class B	763,437	13,861
*	AF Poyry AB	620,168	13,410
	Nordic Entertainment Group AB Class B	414,859	12,759
*,1	Bravida Holding AB	1,281,916	12,254
*	AddTech AB	302,673	12,242
	Beijer Ref AB	400,284	12,139
	Wallenstam AB	1,022,869	11,871
*	Hexpol AB	1,566,650	11,690
*	Loomis AB Class B	475,867	11,368
	Avanza Bank Holding AB	782,704	11,152
*	Peab AB Class B	1,252,161	10,350
*	SSAB AB Class B	3,746,493	10,000
	Jm Ab	440,575	9,971
	NCC AB Class B	598,185	9,724
*	Sectra AB Class B	163,312	9,306
*	NetEnt AB	1,159,280	8,927
	Kungsleden AB	1,179,702	8,829
*	Vitrolife AB	393,445	8,791

55

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Hufvudstaden AB Class A	694,226	8,654
	Mycronic AB	438,807	8,319
^	Intrum AB	448,950	8,265
	Arjo AB	1,433,582	8,004
*	Nyfosa AB	1,124,596	7,718
*	Nolato AB Class B	112,622	7,616
	Bure Equity AB	328,176	7,162
*	Pandox AB Class B	565,350	6,562
	Catena AB	161,736	6,395
*	Betsson AB	765,806	5,339
*	Electrolux Professional AB Class B	1,453,592	5,325
	Lindab International AB	420,814	4,960
	Klovern AB	2,989,968	4,756
*	Modern Times Group MTG AB Class B	425,380	4,637
*	SSAB AB Class A	1,534,346	4,249
	Atrium Ljungberg AB	294,819	4,165
*	Bilia AB	501,065	4,060
*	Hansa Biopharma AB	208,021	3,878
*	Svenska Handelsbanken AB Class B	371,632	3,712
*,1	Munters Group AB	658,339	3,711
1	Resurs Holding AB	895,867	3,696
	Klovern AB Preference Shares	111,251	3,666
	Dios Fastigheter AB	544,903	3,650
*	Nobia AB	730,741	3,481
*	Cloetta AB	1,337,923	3,419
*	Concentric AB	239,277	3,398
*	Ratos AB	1,258,152	3,383
	Telefonaktiebolaget LM Ericsson Class A	329,460	3,286
	Bonava AB	548,805	2,966
^,1	Scandic Hotels Group AB	834,987	2,956
	Clas Ohlson AB	254,868	2,856
	SkiStar AB	258,668	2,651
*,1	Attendo AB	654,820	2,576
*	Adapteo Oyj	264,288	2,256
*,^	Skandinaviska Enskilda Banken AB Class C	238,483	2,168
	Investment AB Oresund	185,469	2,074
	Skf Ab Class A	109,856	2,065
*,^	Mekonomen AB	265,460	1,898
*	Svenska Cellulosa AB SCA Class A	156,214	1,828
	Sagax AB	570,457	1,793
*,^	SAs Ab	1,145,967	959
	Samhallsbyggnadsbolaget i Norden AB	293,516	914
*,^	Collector AB	458,567	669
	Sagax AB Preference Shares	132,815	498
	Ncc Ab Class A	27,790	450
			3,163,116
Switzerland (8.2%)
	Nestle SA	18,329,780	2,032,234
	Roche Holding AG	4,425,241	1,533,123
	Novartis AG	13,669,634	1,190,913
	Zurich Insurance Group AG	947,614	335,769
	ABB Ltd.	11,365,332	257,799
	Lonza Group AG	471,365	249,681
	UBS Group AG	21,309,991	246,110
	Givaudan SA	58,666	219,292
	Cie Financiere Richemont SA	3,244,784	209,290
	Sika AG	881,608	169,950
*	Alcon Inc.	2,917,307	167,626
	Credit Suisse Group AG	15,266,449	158,845
	SWISS RE AG	1,848,092	143,291
	LafargeHolcim Ltd. (XSWX)	2,620,455	115,447
	Geberit AG	226,073	113,429
	Partners Group Holding AG	104,709	95,358
	SGS SA-REG	37,397	91,609

56

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Swisscom AG	161,769	84,832
	Swiss Life Holding AG	211,203	78,571
*	Sonova Holding AG	342,219	68,504
	Logitech International SA	935,403	61,296
	Temenos AG	385,096	59,853
	Schindler Holding AG	250,133	59,196
	Roche Holding AG (Bearer)	171,860	59,189
	Julius Baer Group Ltd.	1,372,957	57,661
	Chocoladefabriken Lindt & Spruengli AG (Registered)	655	56,498
	Straumann Holding AG	64,028	55,351
	Chocoladefabriken Lindt & Spruengli AG	6,558	54,165
*	Kuehne & Nagel International AG	318,291	53,017
	Vifor Pharma AG	328,698	49,728
	Adecco Group AG	980,201	46,202
	Swiss Prime Site AG	478,484	44,387
	Baloise Holding AG	288,359	43,441
	Swatch Group AG (Bearer)	184,707	37,073
	Barry Callebaut AG	19,180	36,611
	EMS-Chemie Holding AG	44,990	34,953
	PSP Swiss Property AG	273,510	30,807
	Schindler Holding AG (Registered)	129,335	30,662
1	VAT Group AG	163,330	29,999
	LafargeHolcim Ltd. (XPAR)	635,227	27,584
	Tecan Group AG	75,283	26,681
*	SIG Combibloc Group AG	1,623,184	26,412
*	Clariant AG	1,264,883	24,894
*	ams AG	1,613,403	24,054
	Georg Fischer AG	25,905	22,333
1	Galenica AG	305,182	21,880
	Belimo Holding AG	2,925	21,647
§	Pargesa Holding SA	240,355	20,167
	Helvetia Holding AG	207,455	19,432
1	Sunrise Communications Group AG	212,723	18,921
	Cembra Money Bank AG	185,986	18,181
*	Idorsia Ltd.	556,362	17,882
	Allreal Holding AG	88,002	17,445
	Banque Cantonale Vaudoise	178,634	17,396
*	Flughafen Zurich AG	119,283	15,579
*	Softwareone Holding AG	613,221	15,277
	DKSH Holding AG	226,870	14,617
	Vontobel Holding AG	171,290	12,062
*	Mobimo Holding AG	40,627	11,789
	Bucher Industries AG	40,299	11,640
*,^	Siegfried Holding AG	25,271	11,500
	Emmi AG	12,272	10,741
	Swatch Group AG (Registered)	271,973	10,696
	dormakaba Holding AG	19,061	10,409
	Bkw AG	113,090	10,153
*	Landis&Gyr Group AG	155,551	10,077
	OC Oerlikon Corp. AG	1,227,229	10,067
	SFS Group AG	105,846	9,975
^	Stadler Rail AG	240,463	9,924
	Inficon Holding AG	12,024	9,409
	Bachem Holding AG	35,575	9,395
	Valiant Holding AG	99,451	9,280
	Daetwyler Holding AG	47,029	9,221
	Sulzer AG	111,650	8,954
	Forbo Holding AG	6,001	8,712
	St. Galler Kantonalbank AG	18,098	8,103
	Huber & Suhner AG	109,953	7,732
	Schweiter Technologies AG	5,991	7,426
	Conzzeta AG	8,240	7,387
	Interroll Holding AG	3,531	7,143
	Berner Kantonalbank AG	28,746	6,974

57

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Comet Holding AG	47,843	6,877
	Kardex Holding AG	37,076	6,818
	VZ Holding AG	86,235	6,472
*	Dufry AG	207,720	6,222
	Burckhardt Compression Holding AG	20,219	4,954
	Swissquote Group Holding SA	54,945	4,709
	LEM Holding SA	3,012	4,460
	Vetropack Holding AG	79,660	4,409
	Intershop Holding AG	7,177	4,296
	Liechtensteinische Landesbank AG	69,818	4,289
*,^	COSMO Pharmaceuticals NV	46,257	4,236
	ALSO Holding AG	16,998	4,175
*	Valora Holding AG	20,757	3,987
*,^	Komax Holding AG	22,332	3,636
	Implenia AG	94,660	3,520
*	Basilea Pharmaceutica AG	67,885	3,507
	EFG International AG	485,563	3,464
*,1	Medacta Group SA	39,873	3,205
	Bell Food Group AG	12,163	3,085
^	Ypsomed Holding AG	20,974	2,979
	Leonteq AG	68,748	2,884
*	u-blox Holding AG	41,824	2,869
^	Bobst Group SA	47,854	2,834
*	Aryzta AG	6,155,160	2,784
*	Arbonia AG	255,581	2,648
	Bossard Holding AG	16,172	2,479
	Zehnder Group AG	60,721	2,391
*	GAM Holding AG	1,023,926	2,378
*	Ascom Holding AG	237,908	2,199
	VP Bank AG	15,160	1,974
*	Hiag Immobilien Holding AG	18,884	1,845
	Rieter Holding AG	19,112	1,767
*	Autoneum Holding AG	17,491	1,712
*,§	Alpiq Holding AG	20,220	1,494
*	Apg Sga SA	6,002	1,121
*	Ina Invest Holding AG	18,932	420
	BB Biotech AG	160	12
			9,184,024
Taiwan (0.0%)
	IR Japan Holdings Ltd.	55,800	5,880
*	Kuk-il Paper Manufacturing Co. Ltd.	513,055	2,472
*	ITM Semiconductor Co. Ltd.	43,798	2,152
*	Curves Holdings Co. Ltd.	386,189	2,118
	OptoElectronics Solutions Co. Ltd.	47,743	1,887
	Mcnex Co. Ltd.	72,092	1,879
^	JDC Corp.	230,200	1,237
			17,625
United Kingdom (12.5%)
	AstraZeneca plc	8,350,241	869,054
	GlaxoSmithKline plc	31,359,156	633,451
	HSBC Holdings plc	129,584,125	602,259
	British American Tobacco plc	14,163,206	543,204
	Diageo plc	14,592,682	485,027
	BP plc	126,120,690	483,178
	Royal Dutch Shell plc Class A	26,085,886	417,672
	Rio Tinto plc	6,902,570	388,456
	Unilever plc	6,933,589	374,009
	Reckitt Benckiser Group plc	4,012,261	369,125
	Royal Dutch Shell plc Class B	23,594,079	357,696
	RELX plc	11,819,249	273,568
	National Grid plc	22,313,312	272,234
	Vodafone Group plc	170,414,038	270,920
	BHP Group plc	13,226,573	270,659
	Prudential plc	16,592,199	250,015

58

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	London Stock Exchange Group plc	2,002,839	208,288
	Experian plc	5,760,961	202,205
	Anglo American plc	7,823,613	180,361
	Tesco plc	61,500,415	172,982
	Lloyds Banking Group plc	447,461,177	172,614
	Compass Group plc	11,337,681	155,990
	Barclays plc	109,956,852	155,128
	Glencore plc	68,612,885	146,161
	CRH plc (XLON)	4,222,624	144,911
	BAE Systems plc	20,441,640	122,231
	Ferguson plc	1,429,855	116,915
	Imperial Brands plc	5,993,285	114,093
	SSE plc	6,613,662	111,991
	Smith & Nephew plc	5,558,843	103,582
	Legal & General Group plc	37,707,034	102,800
	Flutter Entertainment plc	758,532	99,444
	Ashtead Group plc	2,844,405	95,951
	Standard Chartered plc	16,439,441	89,116
	Aviva plc	24,918,021	84,457
	Segro plc	7,566,469	83,686
	BT Group plc	55,329,544	78,251
	Rentokil Initial plc	11,778,386	74,477
*	Ocado Group plc	2,902,939	72,953
	Intertek Group plc	1,025,576	69,074
	Halma plc	2,408,830	68,629
	3i Group plc	6,051,018	62,308
	WPP plc	7,551,380	58,873
	Mondi plc	3,081,523	57,640
	Sage Group plc	6,935,366	57,571
	Spirax-Sarco Engineering plc	467,035	57,497
	Bunzl plc	2,139,667	57,393
*	Persimmon plc	2,020,702	57,190
*,^,1	Just Eat Takeaway	532,722	55,550
	Informa plc	9,514,983	55,014
	Associated British Foods plc	2,212,928	52,323
	DCC plc	626,409	52,270
	Croda International plc	789,639	51,288
	InterContinental Hotels Group plc	1,158,112	51,125
	Burberry Group plc	2,558,974	50,566
	Smurfit Kappa Group plc (XLON)	1,486,758	49,281
	Next plc	809,663	49,021
	United Utilities Group plc	4,339,739	48,765
	Standard Life Aberdeen plc	14,304,896	47,403
	Severn Trent plc	1,513,533	46,320
	Hargreaves Lansdown plc	2,283,034	46,040
	Smiths Group plc	2,511,110	43,899
	Royal Bank of Scotland Group plc	28,832,672	43,285
	Polymetal International plc	2,156,150	43,168
	Melrose Industries plc	30,550,369	43,062
	Taylor Wimpey plc	23,017,513	40,626
	Barratt Developments plc	6,439,272	39,577
	St. James's Place plc	3,365,608	39,575
1	Auto Trader Group plc	6,001,809	39,077
	Rolls-Royce Holdings plc	10,972,981	38,742
	Berkeley Group Holdings plc	742,961	38,263
	Admiral Group plc	1,321,358	37,473
	Rightmove plc	5,510,145	37,246
	Pennon Group plc	2,676,239	37,060
	Kingfisher plc	13,390,557	36,840
	Whitbread plc	1,280,652	35,234
	M&G plc	16,499,059	34,260
	Pearson plc	4,773,341	33,981
	GVC Holdings plc	3,686,277	33,788
	Wm Morrison Supermarkets plc	14,109,892	33,239

59

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	RSA Insurance Group plc	6,536,343	33,103
	DS Smith plc	8,080,388	32,802
	Johnson Matthey plc	1,210,273	31,521
	Coca-Cola HBC AG	1,239,975	31,041
	Land Securities Group plc	4,530,677	30,957
	Hikma Pharmaceuticals plc	1,067,852	29,303
	Direct Line Insurance Group plc	8,685,357	29,123
	HomeServe plc	1,749,320	28,281
	British Land Co. plc	5,881,397	28,134
	Intermediate Capital Group plc	1,762,122	28,113
	J Sainsbury plc	10,324,380	26,719
	Phoenix Group Holdings plc	3,341,974	26,706
	B&M European Value Retail SA	5,407,810	26,620
	Schroders plc	713,352	26,036
	Antofagasta plc	2,201,320	25,479
	Howden Joinery Group plc	3,624,108	24,811
	Bellway plc	782,126	24,634
	Tate & Lyle plc	2,964,786	24,509
1	ConvaTec Group plc	10,069,880	24,320
	UNITE Group plc	2,045,101	23,814
	Electrocomponents plc	2,824,608	23,513
	IG Group Holdings plc	2,308,666	23,313
	Spectris plc	735,000	22,956
1	Avast plc	3,470,837	22,685
	Dechra Pharmaceuticals plc	634,769	22,358
	Travis Perkins plc	1,601,517	22,329
	Derwent London plc	636,732	21,903
	ITV plc	23,597,510	21,810
	Weir Group plc	1,651,971	21,709
	JD Sports Fashion plc	2,726,863	20,988
	Hiscox Ltd.	2,131,649	20,807
	Games Workshop Group plc	206,495	20,519
	AVEVA Group plc	403,278	20,448
1	Quilter plc	11,648,897	20,047
	IMI plc	1,705,430	19,457
	Tritax Big Box REIT plc	10,794,376	19,393
	Beazley plc	3,812,079	19,326
	Rotork plc	5,529,787	19,139
	Genus plc	411,536	18,015
	Meggitt plc	4,922,022	17,928
	Centrica plc	37,037,830	17,599
	Assura plc	16,617,209	16,125
	Britvic plc	1,680,817	16,007
*,1	Trainline plc	2,931,614	15,800
	Centamin plc	6,886,652	15,720
	Diploma plc	703,517	15,640
	TP ICAP plc	3,595,297	15,615
	Lancashire Holdings Ltd.	1,533,734	15,380
	Marks & Spencer Group plc	12,380,961	15,183
	Inchcape plc	2,488,510	15,123
	IWG plc	4,569,726	15,022
	Ashmore Group plc	2,892,032	14,933
	Grainger plc	4,207,722	14,931
	Man Group PLC	9,201,088	14,896
	Signature Aviation plc	5,203,724	14,876
	Primary Health Properties plc	7,639,661	14,805
*,1	Network International Holdings plc	2,678,000	14,660
	Cranswick plc	326,836	14,640
	Hays plc	9,874,990	14,623
*	Serco Group plc	7,709,271	14,595
	LondonMetric Property plc	5,589,220	14,590
	UDG Healthcare plc	1,596,554	14,191
	Balfour Beatty plc	4,329,280	13,938
	G4S plc	9,846,220	13,930

60

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	British American Tobacco plc ADR	358,284	13,909
1	John Laing Group plc	3,145,766	13,627
	Moneysupermarket.com Group plc	3,300,321	13,239
	Royal Mail plc	5,823,645	13,126
	QinetiQ Group plc	3,548,141	13,069
	Close Brothers Group plc	950,386	13,011
	Evraz plc	3,670,191	13,004
	Big Yellow Group plc	1,025,259	12,762
	Great Portland Estates plc	1,611,966	12,629
	Victrex plc	521,348	12,603
	Greggs plc	627,926	12,594
	Vistry Group plc	1,403,396	12,362
	Fresnillo plc	1,173,500	12,262
	Safestore Holdings plc	1,294,419	11,667
1	Countryside Properties plc	2,816,378	11,533
	Spirent Communications plc	3,850,102	11,519
	Domino's Pizza Group plc	2,967,973	11,392
	Grafton Group plc	1,384,375	11,321
	Ultra Electronics Holdings plc	442,197	10,905
	WH Smith plc	797,331	10,855
	Renishaw plc	217,714	10,830
	Plus500 Ltd.	656,254	10,704
	SSP Group plc	3,323,005	10,590
	Softcat plc	780,061	10,551
^	easyJet plc	1,230,022	10,384
	Carnival plc	839,183	10,265
^	TUI AG (XLON)	2,137,138	10,128
	John Wood Group plc	4,194,734	10,058
*,1	Wizz Air Holdings plc	239,667	9,902
^	Future plc	624,635	9,859
	Marshalls plc	1,266,795	9,658
	Micro Focus International plc	1,799,962	9,603
	William Hill plc	6,656,945	9,405
	IntegraFin Holdings plc	1,656,293	9,391
	Pagegroup plc	1,974,165	9,270
	Shaftesbury plc	1,415,883	9,266
	Bodycote plc	1,195,126	9,266
	Computacenter plc	451,239	9,146
	Dunelm Group plc	616,085	9,076
1	Ascential plc	2,511,591	9,010
	Pets at Home Group plc	3,015,278	8,921
*	Virgin Money UK plc	7,814,857	8,881
	AJ Bell plc	1,816,537	8,728
	KAZ Minerals plc	1,411,628	8,697
	Savills plc	843,966	8,608
	Capital & Counties Properties plc	4,678,102	8,484
	Aggreko plc	1,532,849	8,430
	Investec plc	4,199,285	8,426
	Jupiter Fund Management plc	2,626,085	8,327
	Mediclinic International plc	2,498,926	8,209
	Drax Group plc	2,495,256	7,964
	International Consolidated Airlines Group SA (London Shares)	2,830,459	7,807
	OneSavings Bank plc	2,373,440	7,802
	Hill & Smith Holdings plc	504,459	7,775
	Redrow plc	1,451,304	7,740
	Daily Mail & General Trust plc	893,078	7,630
	Synthomer plc	2,122,738	7,317
	Dixons Carphone plc	6,418,845	7,134
	Paragon Banking Group plc	1,621,520	7,044
	Workspace Group plc	850,154	6,896
	Sanne Group plc	872,118	6,800
	Playtech plc	1,902,008	6,646
	Telecom Plus plc	363,763	6,439
	Vesuvius plc	1,340,242	6,431

61

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
	Polypipe Group plc	1,196,723	6,401
	Coats Group plc	9,079,708	6,320
	J D Wetherspoon plc	506,638	6,303
	National Express Group plc	2,689,390	6,260
	Rathbone Brothers plc	353,135	6,221
	Babcock International Group plc	1,597,904	6,124
	Essentra plc	1,680,326	6,075
	Brewin Dolphin Holdings plc	1,855,767	5,981
*	Capita plc	10,498,174	5,743
^	Rhi Magnesita NV	187,093	5,710
	Sirius Real Estate Ltd.	5,986,753	5,686
1	Ibstock plc	2,484,016	5,527
	Morgan Advanced Materials plc	1,811,882	5,419
*	Ninety One plc	2,102,717	5,401
*	Cairn Energy plc	3,665,747	5,335
	Chemring Group plc	1,789,822	5,332
1	Airtel Africa plc	6,507,622	5,054
	St. Modwen Properties plc	1,128,261	4,846
^	Hammerson plc	4,877,589	4,834
*	Energean plc	630,702	4,824
*	Firstgroup plc	7,654,038	4,796
1	Hastings Group Holdings plc	2,006,457	4,791
	Cineworld Group plc	6,375,930	4,786
*	Indivior plc	4,646,027	4,753
	TalkTalk Telecom Group plc	4,334,689	4,604
	Vectura Group plc	3,788,727	4,538
*	Frasers Group plc	1,179,203	4,468
	Greencore Group plc	2,839,266	4,417
	Clarkson plc	157,396	4,383
*	Just Group plc	6,576,553	4,289
	Ferrexpo plc	1,885,306	4,049
	Hochschild Mining plc	1,629,479	3,938
	Crest Nicholson Holdings plc	1,559,957	3,813
	NCC Group plc	1,711,751	3,790
1	Equiniti Group plc	2,087,365	3,771
	888 Holdings plc	1,730,160	3,742
	Petrofac Ltd.	1,654,566	3,659
	Provident Financial plc	1,618,447	3,539
	Keller Group plc	449,080	3,518
^	Tullow Oil plc	8,728,997	3,458
*,^	Premier Oil plc	5,182,840	3,402
1	TI Fluid Systems plc	1,444,627	3,320
	Kainos Group plc	350,557	3,253
*,^	AO World plc	1,801,564	3,235
*	Mitchells & Butlers plc	1,378,812	3,211
	Redde Northgate plc	1,553,089	3,193
*	Bank of Georgia Group plc	229,647	3,062
	UK Commercial Property REIT Ltd.	4,107,162	3,037
*,1	McCarthy & Stone plc	3,399,751	3,009
	Picton Property Income Ltd.	3,506,408	2,965
	AG Barr plc	527,608	2,953
	Elementis plc	3,685,114	2,942
	Go-Ahead Group plc	273,550	2,838
	PZ Cussons plc	1,220,945	2,795
*,1	Watches of Switzerland Group plc	770,846	2,681
	Marston's plc	4,030,295	2,667
	BMO Commercial Property Trust Ltd.	3,343,451	2,612
	Helical plc	642,112	2,473
	Restaurant Group plc	3,495,917	2,450
*	TBC Bank Group plc	219,763	2,427
	Hunting plc	910,370	2,382
	Mitie Group plc	2,295,386	2,371
*,^,1	Aston Martin Lagonda Global Holdings plc	3,853,507	2,363
	Halfords Group plc	1,236,180	2,335

62

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

		Shares	Market Value ($000)
1	CMC Markets plc	696,083	2,317
	Senior plc	2,637,750	2,279
	GoCo Group plc	1,892,385	2,264
	Devro plc	1,074,534	2,003
	Rank Group plc	1,091,601	1,981
*	Calisen plc	877,442	1,960
	Stagecoach Group plc	2,592,174	1,920
1	Spire Healthcare Group plc	1,799,814	1,904
	Micro Focus International plc ADR	296,634	1,626
	Redefine International plc	1,568,983	1,602
	NewRiver REIT plc	1,934,486	1,507
	SIG plc	3,719,958	1,412
*	Georgia Capital plc	237,545	1,359
	Saga plc	7,061,831	1,356
	Card Factory plc	2,088,155	1,304
	Renewi plc	3,970,945	1,289
*,^	Metro Bank plc	988,776	1,282
	Schroder REIT Ltd.	3,328,808	1,245
	AA plc	3,904,825	1,104
	Galliford Try Holdings plc	691,414	1,011
*	Stobart Group Ltd.	2,372,886	1,009
*	Dignity plc	313,616	961
	Smurfit Kappa Group plc (XDUB)	28,206	948
	International Personal Finance plc	1,365,709	885
	RPS Group plc	1,437,267	867
1	Bakkavor Group plc	969,488	848
	Superdry plc	424,927	748
*,^,1	Funding Circle Holdings plc	879,654	745
*,1	Alfa Financial Software Holdings plc	555,877	499
^	N Brown Group plc	1,000,742	436
	C&C Group plc (XLON)	64,085	183
*,§,1	Finablr plc	1,120,022	153
*,^,§	Intu Properties plc	5,470,032	122
^,1	Amigo Holdings plc	886,391	64
	Glanbia plc (XLON)	771	9
*	SIG plc Rights Exp. 07/08/2020	930,333	6
*,§	Carillion plc	2,500,529	—
*,§	NMC Health plc	510,606	—
*,§	Sole Realisation Co. plc	135	—
			13,952,710
Total Common Stocks (Cost $108,456,316)			110,499,799

Coupon
Temporary Cash Investments (3.2%)
Money Market Fund (3.1%)
2,3	Vanguard Market Liquidity Fund	0.227%	34,749,559	3,474,956

				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	0.100%	-0.103%	7/14/20	119,000	118,995
4	United States Cash Management Bill	0.116%		9/29/20	64,000	63,977
						182,972
Total Temporary Cash Investments (Cost $3,657,306)						3,657,928

63

Vanguard® Developed Markets Index Fund

Schedule of Investments

June 30, 2020

Total Investments (102.0%) (Cost $112,113,622)	114,157,727
Other Assets and Liabilities—Net (-2.0%)	(2,292,869)
Net Assets (100%)	111,864,858

Cost is in $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,836,499,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $2,148,190,000, representing 1.9% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,975,423,000 was received for securities on loan, of which $2,957,250,000 is held in Vanguard Market Liquidity Fund and $18,173,000 is held in cash.
4	Securities with a value of $147,389,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

64

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA1272 082020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In May 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.